UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE,

            Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE, Suite 600,

            Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: (202) 962-4600

  Date of fiscal year end: 12/31/12

Date of reporting period: 03/31/12

Item 1 (Schedule of Investments):  The schedule of investments is set forth below.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—63.4%
Aerospace & Defense—0.3%
Boeing Co. (The)
1.875%	11/20/2012			$1,280,000	$1,291,799
Raytheon Co.
1.400%	12/15/2014			430,000	437,413

					1,729,212

Auto Components—0.5%
Johnson Controls, Inc.
1.750%	03/01/2014			3,000,000	3,050,823

Automobile—0.6%
Daimler Finance North America LLC
2.300%	01/09/2015	^		1,290,000	1,323,445
1.875%	09/15/2014	^		760,000	771,356
Volkswagen International Finance NV (Netherlands)
1.625%	03/22/2015	^		1,400,000	1,400,967

					3,495,768

Beverages—1.5%
Anheuser-Busch InBev Worldwide, Inc.
9.750%	11/17/2015		BRL	1,125,000	672,677
2.500%	03/26/2013			3,335,000	3,396,251
1.500%	07/14/2014			2,750,000	2,791,915
SABMiller Holdings, Inc.
2.450%	01/15/2017	^		720,000	729,851
1.850%	01/15/2015	^		590,000	598,327

					8,189,021

Biotechnology—0.6%
Amgen, Inc.
2.300%	06/15/2016			700,000	715,307
1.875%	11/15/2014			860,000	880,418
Gilead Sciences, Inc.
2.400%	12/01/2014			370,000	383,029
Life Technologies Corp.
3.500%	01/15/2016			1,300,000	1,351,498

					3,330,252

Capital Markets—2.7%
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015			300,000	300,568
Bear Stearns Cos. LLC (The)
5.700%	11/15/2014			7,340,000	8,115,530
Goldman Sachs Group, Inc. (The)
1.527%	02/07/2014	#		1,430,000	1,404,912
Merrill Lynch & Co., Inc., Series C MTN
6.050%	08/15/2012	†		550,000	559,604
Morgan Stanley
1.533%	04/29/2013	#		1,530,000	1,517,209
TD Ameritrade Holding Corp.
4.150%	12/01/2014			1,140,000	1,218,637
WCI Finance LLC/WEA Finance LLC
5.400%	10/01/2012	^		1,000,000	1,020,996
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC (Australia)
5.125%	11/15/2014	^		1,170,000	1,247,122

					15,384,578

Chemicals—1.2%
Airgas, Inc.
2.850%	10/01/2013			460,000	471,167

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Dow Chemical Co. (The)
7.600%	05/15/2014			$4,685,000	$5,307,543
2.500%	02/15/2016	†		690,000	708,933
Ecolab, Inc.
2.375%	12/08/2014			290,000	300,562

					6,788,205

Commercial Banks—10.6%
Banco Bradesco SA (Brazil)
2.598%	05/16/2014	#^		300,000	304,778
Banco de Credito del Peru (Peru)
4.750%	03/16/2016	^		1,110,000	1,148,850
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^		1,180,000	1,243,720
Bank of Nova Scotia (Canada)
1.850%	01/12/2015			950,000	971,729
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015			2,590,000	2,692,844
1.617%	01/13/2014	#		970,000	967,251
BB&T Corp.
1.253%	04/28/2014	#†		350,000	351,815
BB&T Corp., Series A MTN
3.375%	09/25/2013			700,000	724,354
Capital One Financial Corp.
7.375%	05/23/2014			3,630,000	4,020,319
2.125%	07/15/2014			860,000	865,382
CIT Group, Inc.
4.750%	02/15/2015	^		700,000	707,928
Commonwealth Bank of Australia (Australia)
2.125%	03/17/2014	^		1,360,000	1,376,211
Credit Suisse (Switzerland)
1.527%	01/14/2014	#		2,020,000	2,011,783
Danske Bank A/S (Denmark)
1.617%	04/14/2014	#^†		1,450,000	1,426,728
HSBC Bank plc (United Kingdom)
1.625%	07/07/2014	^†		970,000	973,378
HSBC USA, Inc.
2.375%	02/13/2015			595,000	599,492
ING Bank NV (Netherlands)
3.750%	03/07/2017	^		1,200,000	1,189,890
1.524%	03/15/2013	#^		1,400,000	1,400,876
KeyCorp MTN
3.750%	08/13/2015			560,000	592,397
M&T Bank Corp.
5.375%	05/24/2012			4,000,000	4,026,359
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015	^		700,000	703,694
Royal Bank of Scotland plc (The) (United Kingdom)
3.950%	09/21/2015			5,990,000	6,061,335
3.250%	01/11/2014			1,320,000	1,339,272
Royal Bank of Scotland plc (The), Series 2 (United Kingdom)
3.400%	08/23/2013			1,250,000	1,267,210
Santander US Debt SAU (Spain)
3.781%	10/07/2015	^		5,200,000	5,045,212
Sparebank 1 Boligkreditt AS (Norway)
1.250%	10/25/2013	^		570,000	573,396
Standard Chartered plc (United Kingdom)
3.200%	05/12/2016	^		3,800,000	3,877,049
SunTrust Bank, Series G MTN
1.152%	06/22/2012	#	GBP	850,000	1,356,479

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Toronto-Dominion Bank (The) (Canada)
2.500%	07/14/2016			$4,150,000	$4,285,153
Union Bank NA, Bank Note
2.125%	12/16/2013			1,380,000	1,403,678
US Bancorp
4.200%	05/15/2014			1,300,000	1,391,802
US Bancorp MTN
1.375%	09/13/2013			1,000,000	1,009,045
Wachovia Bank NA, Bank Note
4.800%	11/01/2014			1,385,000	1,485,342
Westpac Banking Corp. (Australia)
2.250%	11/19/2012			1,600,000	1,617,344
1.133%	04/08/2013	#^		1,000,000	1,004,615

					60,016,710

Computers & Peripherals—1.8%
Hewlett-Packard Co.
3.000%	09/15/2016			4,436,000	4,561,401
2.650%	06/01/2016			750,000	761,027
2.350%	03/15/2015			1,100,000	1,121,707
1.550%	05/30/2014			3,660,000	3,688,486

					10,132,621

Consumer Finance—4.7%
Ally Financial, Inc.
4.500%	02/11/2014			900,000	903,375
American Express Credit Corp. MTN
2.750%	09/15/2015			2,500,000	2,595,952
American Express Credit Corp., Series D MTN
5.125%	08/25/2014			3,177,000	3,457,256
American Honda Finance Corp.
2.375%	03/18/2013	^		470,000	478,249
1.450%	02/27/2015	^		1,190,000	1,196,375
Banque PSA Finance SA MTN (France)
3.500%	01/17/2014		EUR	850,000	1,146,027
Caterpillar Financial Services Corp.
2.050%	08/01/2016			2,766,000	2,845,055
Caterpillar Financial Services Corp. MTN
1.125%	12/15/2014			200,000	201,768
Ford Motor Credit Co. LLC
3.875%	01/15/2015			1,280,000	1,293,341
HSBC Finance Corp.
0.918%	06/01/2016	#		5,347,000	4,849,419
International Lease Finance Corp.
4.875%	04/01/2015			690,000	683,435
John Deere Capital Corp. MTN
2.950%	03/09/2015			1,210,000	1,284,075
1.600%	03/03/2014			1,160,000	1,181,303
PACCAR Financial Corp. MTN
1.550%	09/29/2014			620,000	631,223
0.691%	04/05/2013	#		840,000	844,039
RCI Banque SA (France)
2.451%	04/11/2014	#^		1,900,000	1,837,585
Toyota Motor Credit Corp. MTN
1.000%	02/17/2015			910,000	910,486

					26,338,963

Containers & Packaging—0.1%
Rock-Tenn Co.
4.450%	03/01/2019	^		410,000	412,450

Diversified Financial Services—8.4%
Bank of America Corp.
4.875%	01/15/2013			3,850,000	3,936,590

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Bank of America Corp. MTN
4.900%	05/01/2013		$550,000	$566,556
Bank of America Corp., Series L MTN
7.375%	05/15/2014		2,680,000	2,910,654
Bank of America Corp., Series 1
3.750%	07/12/2016		340,000	342,029
Caisse Centrale Desjardins du Quebec (Canada)
1.700%	09/16/2013	^	350,000	352,492
Citigroup, Inc.
6.375%	08/12/2014		2,000,000	2,171,202
6.010%	01/15/2015		2,660,000	2,891,963
6.000%	12/13/2013	†	2,800,000	2,967,793
5.300%	10/17/2012		425,000	433,501
4.450%	01/10/2017		595,000	623,934
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.375%	01/19/2017		4,387,000	4,489,941
2.125%	10/13/2015		500,000	503,800
Equifax, Inc.
4.450%	12/01/2014		240,000	254,803
ERAC USA Finance LLC
2.250%	01/10/2014	^	550,000	553,771
General Electric Capital Corp.
5.900%	05/13/2014		680,000	747,786
2.150%	01/09/2015		1,290,000	1,318,566
General Electric Capital Corp. MTN
1.875%	09/16/2013		300,000	304,845
1.098%	04/07/2014	#	1,000,000	1,001,971
General Electric Capital Corp., Series A MTN
3.750%	11/14/2014		1,130,000	1,202,549
0.734%	09/15/2014	#	2,075,000	2,048,575
General Electric Capital Corp., Series G MTN
1.390%	05/09/2016	#	5,675,000	5,599,869
JPMorgan Chase & Co.
5.375%	10/01/2012		400,000	409,494
4.750%	05/01/2013		500,000	520,859
JPMorgan Chase & Co. MTN
1.875%	03/20/2015		1,230,000	1,234,026
Lloyds TSB Bank plc (United Kingdom)
4.875%	01/21/2016		7,280,000	7,554,689
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,040,000	1,078,440
National Rural Utilities Cooperative Finance Corp.
1.000%	02/02/2015	†	520,000	520,998
Susser Holdings LLC/Susser Finance Corp.
8.500%	05/15/2016		950,000	1,047,375

				47,589,071

Diversified Telecommunication Services—5.1%
AT&T, Inc.
6.700%	11/15/2013		3,700,000	4,049,121
4.850%	02/15/2014		600,000	645,408
0.875%	02/13/2015		620,000	616,760
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		400,000	432,803
Deutsche Telekom International Finance BV (Netherlands)
3.125%	04/11/2016	^	8,695,000	8,969,893
Frontier Communications Corp.
6.250%	01/15/2013	†	700,000	721,000
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		280,000	288,400
5.250%	10/01/2015		1,986,000	2,055,510

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Telefonica Emisiones SAU (Spain)
4.949%	01/15/2015		$4,000,000	$4,127,328
2.582%	04/26/2013		1,090,000	1,094,871
Verizon Communications, Inc.
4.350%	02/15/2013		750,000	774,783
1.250%	11/03/2014		1,680,000	1,699,139
1.083%	03/28/2014	#	3,595,000	3,626,952

				29,101,968

Electric Utilities—2.6%
Consumers Energy Co., Series D
5.375%	04/15/2013		850,000	891,535
Enel Finance International NV (Luxembourg)
3.875%	10/07/2014	^†	6,034,000	6,094,666
Exelon Generation Co. LLC
5.350%	01/15/2014		5,345,000	5,734,212
Georgia Power Co.
1.300%	09/15/2013		1,100,000	1,111,827
MidAmerican Energy Holdings Co.
3.150%	07/15/2012		1,000,000	1,007,048

				14,839,288

Electronic Equipment, Instruments & Components—0.2%
Agilent Technologies, Inc.
2.500%	07/15/2013		470,000	477,598
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012		640,000	645,487

				1,123,085

Food & Staples Retailing—1.2%
Kroger Co. (The)
2.200%	01/15/2017		650,000	661,044
Safeway, Inc.
5.800%	08/15/2012		1,000,000	1,016,636
3.400%	12/01/2016		650,000	674,776
TESCO plc (United Kingdom)
2.000%	12/05/2014	^	4,200,000	4,273,198
Woolworths Ltd. (Australia)
2.550%	09/22/2015	^	220,000	225,662

				6,851,316

Food Products—0.8%
Corn Products International, Inc.
3.200%	11/01/2015		310,000	321,346
Kellogg Co.
5.125%	12/03/2012		1,000,000	1,030,611
Kraft Foods, Inc.
5.250%	10/01/2013		340,000	361,692
2.625%	05/08/2013		340,000	346,623
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^	2,190,000	2,272,388

				4,332,660

Health Care Equipment & Supplies—0.6%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		880,000	889,736
DENTSPLY International, Inc.
2.003%	08/15/2013	#	800,000	805,749
Stryker Corp.
3.000%	01/15/2015		680,000	716,602
2.000%	09/30/2016		1,120,000	1,149,286

				3,561,373

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Health Care Providers & Services—1.8%
Aristotle Holding, Inc.
2.750%	11/21/2014	^	$1,300,000	$1,336,548
Quest Diagnostics, Inc.
1.324%	03/24/2014	#	410,000	413,620
UnitedHealth Group, Inc.
4.875%	02/15/2013		3,000,000	3,108,912
WellPoint, Inc.
6.800%	08/01/2012		1,790,000	1,826,137
5.000%	12/15/2014		2,000,000	2,195,306
2.375%	02/15/2017		1,445,000	1,456,785

				10,337,308

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)
7.750%	03/01/2014		565,000	613,025

Industrial Conglomerates—0.1%
Danaher Corp.
1.300%	06/23/2014		400,000	406,581

Insurance—3.3%
Aflac, Inc.
3.450%	08/15/2015	†	2,937,000	3,091,395
Allstate Corp. (The)
6.200%	05/16/2014		800,000	888,636
American International Group, Inc.
3.000%	03/20/2015		700,000	705,318
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		700,000	700,877
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		510,000	527,711
MetLife, Inc.
2.375%	02/06/2014		450,000	461,385
Metropolitan Life Global Funding I
5.125%	04/10/2013	^	2,000,000	2,091,078
1.332%	01/10/2014	#^	2,100,000	2,102,866
Prudential Covered Trust 2012-1
2.997%	09/30/2015	^	2,275,000	2,302,580
Prudential Financial, Inc. MTN
3.875%	01/14/2015		1,951,000	2,055,767
Prudential Financial, Inc., Series C MTN
4.750%	06/13/2015		1,600,000	1,731,163
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013		1,000,000	1,034,173
3.625%	09/17/2012		1,100,000	1,114,189

				18,807,138

Internet & Catalog Retail—0.1%
eBay, Inc.
0.875%	10/15/2013		500,000	503,215

IT Services—0.4%
International Business Machines Corp.
2.100%	05/06/2013		2,170,000	2,209,251

Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014		1,100,000	1,172,029

Machinery—0.5%
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		270,000	270,661

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Tyco International Finance SA (Luxembourg)
6.000%	11/15/2013		$2,100,000	$2,265,432

				2,536,093

Media—2.1%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		1,060,000	1,152,838
NBCUniversal Media LLC
3.650%	04/30/2015		850,000	907,811
Time Warner Cable, Inc.
8.250%	02/14/2014		2,200,000	2,491,881
6.200%	07/01/2013		5,500,000	5,868,054
Time Warner, Inc.
3.150%	07/15/2015		440,000	466,331
Viacom, Inc.
4.375%	09/15/2014		700,000	755,147

				11,642,062

Metals & Mining—3.5%
Alcoa, Inc.
6.000%	07/15/2013	†	5,200,000	5,517,985
ArcelorMittal (Luxembourg)
3.750%	02/25/2015		1,980,000	2,013,591
Barrick Gold Corp. (Canada)
1.750%	05/30/2014		510,000	516,570
Barrick Gold Financeco LLC (Canada)
6.125%	09/15/2013		795,000	852,995
BHP Billiton Finance USA Ltd. (Australia)
1.000%	02/24/2015		360,000	359,887
0.735%	02/18/2014	#	2,704,000	2,708,643
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^†	720,000	714,600
Freeport-McMoRan Copper & Gold, Inc.
2.150%	03/01/2017	†	270,000	267,790
1.400%	02/13/2015		300,000	299,070
Rio Tinto Finance USA Ltd. (Australia)
8.950%	05/01/2014		2,875,000	3,334,563
Rio Tinto Finance USA plc (United Kingdom)
1.125%	03/20/2015		700,000	701,098
Steel Dynamics, Inc.
7.375%	11/01/2012		880,000	906,400
Xstrata Finance Canada Ltd. (Canada)
2.850%	11/10/2014	^	1,765,000	1,798,170

				19,991,362

Multiline Retail—0.4%
Target Corp.
1.125%	07/18/2014		500,000	505,352
0.735%	07/18/2014	#	1,800,000	1,806,399

				2,311,751

Multi-Utilities—0.6%
DTE Energy Co.
1.180%	06/03/2013	#	950,000	953,893
Sempra Energy
1.234%	03/15/2014	#	2,661,000	2,663,153

				3,617,046

Oil, Gas & Consumable Fuels—1.2%
ConocoPhillips
4.750%	02/01/2014		600,000	644,518
4.600%	01/15/2015		455,000	502,035

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Petrohawk Energy Corp.
7.875%	06/01/2015			$1,000,000	$1,055,000
Phillips 66
2.950%	05/01/2017	^		270,000	274,751
1.950%	03/05/2015	^		270,000	272,060
Rockies Express Pipeline LLC
3.900%	04/15/2015	^		680,000	632,400
Shell International Finance BV (Netherlands)
1.875%	03/25/2013			620,000	629,453
Tesoro Corp.
6.625%	11/01/2015			355,000	364,762
Total Capital International SA (France)
1.500%	02/17/2017			410,000	399,467
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015			550,000	588,783
Valero Energy Corp.
6.875%	04/15/2012			550,000	551,264
XTO Energy, Inc.
7.500%	04/15/2012			990,000	992,403

					6,906,896

Personal Products—0.2%
Revlon Consumer Products Corp.
9.750%	11/15/2015			950,000	1,026,000

Pharmaceuticals—1.3%
Novartis Capital Corp.
4.125%	02/10/2014			1,170,000	1,246,809
Pfizer, Inc.
3.625%	06/03/2013		EUR	200,000	274,907
Sanofi (France)
1.625%	03/28/2014			800,000	816,255
0.673%	03/28/2013	#		1,580,000	1,586,296
Teva Pharmaceutical Finance III BV (Netherlands Antilles)
1.700%	03/21/2014			500,000	506,525
Teva Pharmaceutical Finance III LLC
1.500%	06/15/2012			1,230,000	1,232,524
Teva Pharmaceutical Finance IV LLC
1.700%	11/10/2014			1,040,000	1,056,946
Valeant Pharmaceuticals International
6.500%	07/15/2016	^		720,000	736,200

					7,456,462

Real Estate Investment Trusts (REITs)—0.8%
China Resources Land Ltd. (Hong Kong)
4.625%	05/19/2016	^		525,000	526,825
Duke Realty LP
5.400%	08/15/2014			560,000	597,261
HCP, Inc.
2.700%	02/01/2014			1,410,000	1,430,297
Health Care REIT, Inc.
6.000%	11/15/2013			810,000	858,478
Simon Property Group LP
4.200%	02/01/2015			210,000	224,952
Vornado Realty LP
4.250%	04/01/2015			1,080,000	1,133,165

					4,770,978

Road & Rail—0.3%
JB Hunt Transport Services, Inc.
3.375%	09/15/2015			850,000	879,223

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date	Face		Value
CORPORATE OBLIGATIONS—(Continued)
Ryder System, Inc. MTN
2.500%	03/01/2017		$540,000	$543,746

				1,422,969

Semiconductors & Semiconductor Equipment—0.2%
Texas Instruments, Inc.
0.875%	05/15/2013		1,030,000	1,035,168

Software—0.4%
Microsoft Corp.
2.950%	06/01/2014		1,400,000	1,476,546
Oracle Corp.
3.750%	07/08/2014		700,000	749,394

				2,225,940

Textiles, Apparel & Luxury Goods—0.2%
Levi Strauss & Co.
8.875%	04/01/2016†		850,000	879,758

Tobacco—1.3%
Altria Group, Inc.
8.500%	11/10/2013		5,319,000	5,945,732
Lorillard Tobacco Co.
3.500%	08/04/2016		1,060,000	1,104,715

				7,050,447

Trading Companies & Distributors—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		695,000	697,606

Water Utilities—0.3%
Thames Water Utilities Cayman Finance Ltd. MTN (Cayman Islands)
6.125%	02/04/2013	EUR	1,400,000	1,940,915

Wireless Telecommunication Services—0.5%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		300,000	318,656
Vodafone Group plc (United Kingdom)
4.150%	06/10/2014		2,280,000	2,440,183

				2,758,839

TOTAL CORPORATE OBLIGATIONS (Cost $352,525,750)				358,586,203

MORTGAGE-RELATED SECURITIES—7.9%

Commercial Mortgage-Backed Securities—0.4%
Extended Stay America Trust, Series 2010-ESHA, Class A
2.951%	11/05/2027^		1,160,391	1,174,902
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A2
2.900%	10/29/2020		1,100,000	1,159,463

				2,334,365

U.S. Government Agency Mortgage-Backed Securities—5.4%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038^		1,391,774	1,417,459
Federal National Mortgage Association
5.000%	07/01/2035		4,321,146	4,679,361
4.000%	11/01/2040 - 09/01/2041		3,791,782	3,980,473
3.500%	05/01/2020 - 12/01/2020		2,117,670	2,224,506

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
3.137%	07/01/2041#		$4,203,424	$4,398,382
3.083%	06/01/2041#		2,678,964	2,799,329
2.238%	10/01/2034#		1,518,878	1,607,641
2.187%	09/01/2034#		132,436	139,216
2.165%	09/01/2034#		184,721	194,380
2.062%	10/01/2034#		235,802	249,259
0.616%	07/01/2016#		2,800,000	2,815,725
Government National Mortgage Association, Series 2005-58, Class NJ
4.500%	08/20/2035		204,220	204,959
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		396,353	400,967
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.613%	11/06/2017#		1,662,112	1,662,112
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.803%	12/08/2020#		3,584,004	3,597,444

				30,371,213

U.S. Non-Agency Mortgage-Backed Securities—2.1%
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 1A1
2.975%	01/25/2035#		668,613	556,132
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.659%	09/25/2035#		2,163,591	2,109,546
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
2.900%	12/19/2035#		2,643,097	1,829,835
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
2.235%	12/25/2034#		1,481,838	1,487,978
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
2.628%	04/25/2034#		222,739	218,110
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042#		1,280,583	1,300,987
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042#‡		2,600,000	2,664,391
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 2A1
2.169%	10/19/2034#		713,294	452,218
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.864%	03/25/2044#		526,428	492,582
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.700%	09/25/2034#		1,436,097	853,032

				11,964,811

TOTAL MORTGAGE-RELATED SECURITIES (Cost $46,138,434)				44,670,389

U.S. TREASURY OBLIGATIONS—8.0%
U.S. Treasury Notes—8.0%
U.S. Treasury Note
1.250%	02/15/2014		288,000	292,916
1.000%	07/15/2013		5,200,000	5,249,156
0.875%	11/30/2016		9,450,000	9,411,614
0.750%	09/15/2013		1,820,000	1,832,370
0.625%	02/28/2013		11,000,000	11,042,108
0.375%	06/30/2013		9,280,000	9,293,781
0.250%	10/31/2013 12/15/2014	-	6,439,000	6,428,199

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date	Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.125%	09/30/2013	$1,645,000	$1,641,080

TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,178,041)			45,191,224

GOVERNMENT RELATED OBLIGATIONS—6.6%

U.S. Government Agencies—2.0%
Federal Farm Credit Bank
1.375%	06/25/2013	1,830,000	1,856,055
Federal Home Loan Mortgage Corp.
0.625%	12/29/2014	7,800,000	7,818,065
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015	1,770,000	1,801,152

			11,475,272

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.7%
Western Corporate Federal Credit Union
1.750%	11/02/2012	3,980,000	4,016,051

Non-U.S. Government Agencies—0.6%
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015^	500,000	507,500
KFW (Germany)
1.375%	01/13/2014	1,500,000	1,522,814
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015^	1,160,000	1,178,091
Petrobras International Finance Co. (Cayman Islands)
2.875%	02/06/2015	410,000	421,718

			3,630,123

Sovereign Debt—0.8%
Korea Finance Corp. (Korea, Republic of)
3.250%	09/20/2016	1,660,000	1,677,070
Panama Government International Bond (Panama)
9.375%	07/23/2012	500,000	511,250
7.250%	03/15/2015	393,000	456,076
Qatar Government International Bond (Qatar)
3.125%	01/20/2017^	780,000	799,500
Republic of South Africa (South Africa)
7.375%	04/25/2012	1,000,000	1,004,508

			4,448,404

Supranational—1.0%
European Investment Bank
1.125%	04/15/2015	5,555,000	5,597,096

U.S. Municipal Bonds—1.2%
California General Obligation Bonds (California)
5.450%	04/01/2015	3,635,000	4,052,371
5.250%	04/01/2014	1,200,000	1,295,112
Kentucky Asset Liability Commission Revenue Bonds (Kentucky)
3.165%	04/01/2018	1,100,000	1,137,235
University of California Revenue Bonds (California)
1.988%	05/15/2050#	460,000	466,633

			6,951,351

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Non-U.S. Regional Authority Bonds—0.3%
Province of Manitoba (Canada)
1.375%	04/28/2014	$1,500,000	$1,524,519

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $36,761,256)			37,642,816

ASSET-BACKED SECURITIES—11.7%
Automobile—1.9%
Capital Auto Receivables Asset Trust Series 2008-1, Class A4B
1.592%	07/15/2014#	1,153,748	1,156,012
Capital Auto Receivables Asset Trust Series 2007-4A, Class A4
5.300%	05/15/2014	70,313	70,568
Daimler Chrysler Auto Trust Series 2008-B, Class A4A
5.320%	11/10/2014	146,041	146,195
Ford Credit Auto Owner Trust Series 2009-A, Class A4
6.070%	05/15/2014	1,446,038	1,483,112
Harley-Davidson Motorcycle Trust Series 2007-2, Class A4
5.120%	08/15/2013	107,402	107,595
Harley-Davidson Motorcycle Trust Series 2008-1, Class A4
4.900%	12/15/2013	585,462	590,386
Harley-Davidson Motorcycle Trust Series 2009-3, Class A4
2.540%	04/15/2017	2,000,000	2,012,889
Honda Auto Receivables Owner Trust Series 2009-2, Class A4
4.430%	07/15/2015	1,066,581	1,080,076
Honda Auto Receivables Owner Trust Series 2011-1, Class A3
1.130%	10/15/2014	2,000,000	2,010,790
Hyundai Capital Auto Funding Ltd. (Cayman Islands) Series 2010-8A, Class A
1.242%	09/20/2016#^	2,200,000	2,162,171

			10,819,794

Credit Card—9.0%
American Express Credit Account Master Trust Series 2008-5, Class A
1.042%	03/15/2016#	4,550,000	4,597,846
American Express Credit Account Master Trust Series 2005-4, Class A
0.312%	01/15/2015#	1,268,000	1,268,057
Capital One Multi-Asset Execution Trust Series 2006-A5, Class A5
0.302%	01/15/2016#	6,750,000	6,750,969
Capital One Multi-Asset Execution Trust Series 2005-A10, Class A
0.322%	09/15/2015#	2,095,000	2,095,385
Chase Issuance Trust Series 2007-A17, Class A
5.120%	10/15/2014	5,050,000	5,179,899
Citibank Credit Card Issuance Trust Series 2009-A2, Class A2
1.792%	05/15/2014#	2,211,000	2,215,350
Citibank Credit Card Issuance Trust Series 2008-A2, Class A2
1.392%	01/23/2020#	1,600,000	1,683,898

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date	Face	Value
ASSET-BACKED SECURITIES—(Continued)
Citibank Credit Card Issuance Trust Series 2009-A5, Class A5
2.250%	12/23/2014	$4,230,000	$4,284,317
Discover Card Master Trust Series 2009-A2, Class A
1.542%	02/17/2015#	2,200,000	2,211,042
Discover Card Master Trust Series 2009-A1, Class A1
1.542%	12/15/2014#	5,383,000	5,397,502
Discover Card Master Trust Series 2012-A1, Class A1
0.810%	08/15/2017	2,050,000	2,046,308
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018	2,000,000	2,009,972
GE Capital Credit Card Master Note Trust Series 2007-4, Class A
0.292%	06/15/2015#	1,886,000	1,886,081
GE Capital Credit Card Master Note Trust Series 2010-3, Class A
2.210%	06/15/2016	6,300,000	6,423,000
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
1.055%	02/15/2017#^	2,700,000	2,699,998
Penarth Master Issuer plc (United Kingdom) Series 2011-1A, Class A1
0.892%	05/18/2015#^	300,000	300,597

			51,050,221

Other—0.8%
CenterPoint Energy Transition Bond Co. LLC Series 2012-1, Class A1
0.901%	04/15/2018	2,570,000	2,572,745
CNH Equipment Trust Series 2011-A, Class A2
0.620%	06/16/2014	381,195	381,239
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015^	1,560,000	1,564,078

			4,518,062

TOTAL ASSET-BACKED SECURITIES (Cost $66,292,594)			66,388,077

		Shares	Value
MONEY MARKET FUNDS—4.5%
Institutional Money Market Funds—4.5%
Dreyfus Institutional Cash Advantage Fund, 0.17%††¥		2,500,000	2,500,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%¥		11,442,882	11,442,882
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%††¥		1,413,243	1,413,243
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.20% ††¥		2,500,000	2,500,000

Vantagepoint Low Duration Bond Fund
	Shares	Value
MONEY MARKET FUNDS—(Continued)
Short-Term Investments Trust Liquid Assets Portfolio, 0.16% ††¥	2,500,000	$2,500,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10% ††¥	2,500,000	2,500,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.08% ††¥	2,500,000	2,500,000

TOTAL MONEY MARKET FUNDS (Cost $25,356,125)		25,356,125

TOTAL INVESTMENTS—102.1% (Cost $572,252,200)		577,834,834
Other assets less liabilities—(2.1%)		(12,030,166)

NET ASSETS—100.0%		$565,804,668

Legend to the Schedule of Investments:

BRL	Brazilian Real
EUR	European Monetary Unit
GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust

^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $79,327,492, which represents 14.0% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Inflation Protected Securities Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—2.6%
Capital Markets—0.7%
Bear Stearns Cos. LLC (The), Series CPI MTN
4.760%	03/10/2014#	$380,000	$394,911
Morgan Stanley MTN
3.006%	05/14/2013#	4,000,000	4,031,528

			4,426,439

Commercial Banks—0.2%
Barclays Bank plc MTN (United Kingdom)
0.674%	09/11/2017#	1,500,000	1,470,039

Consumer Finance—1.3%
HSBC Finance Corp.
0.817%	01/15/2014#	4,900,000	4,763,966
SLM Corp. MTN
6.250%	01/25/2016	2,400,000	2,498,105
5.050%	11/14/2014	500,000	512,699
SLM Corp., Series CPI MTN
5.212%	03/15/2013#	120,000	120,005

			7,894,775

Diversified Financial Services—0.1%
Citigroup, Inc.
2.510%	08/13/2013#	700,000	702,364

Energy Equipment & Services—0.1%
Transocean, Inc. (Cayman Islands)
4.950%	11/15/2015	500,000	535,072

Thrifts & Mortgage Finance—0.2%
Countrywide Financial Corp. MTN
5.800%	06/07/2012†	1,300,000	1,310,324

TOTAL CORPORATE OBLIGATIONS (Cost $16,134,175)			16,339,013

U.S. TREASURY OBLIGATIONS—92.4%
U.S. Treasury Bills—1.0%
U.S. Treasury Bill
0.140%	09/20/2012 - 09/27/2012	5,900,000	5,896,224
0.139%	09/06/2012	352,000	351,812

			6,248,036

U.S. Treasury Bonds—0.6%
U.S. Treasury Bond
3.125%	11/15/2041 - 02/15/2042	3,830,000	3,673,866

U.S. Treasury Inflation Protected Securities Bonds—34.5%
U.S. Treasury Bond
3.875%	04/15/2029	11,315,000	24,076,915
3.625%	04/15/2028	14,340,000	29,709,639
3.375%	04/15/2032	699,100	1,361,714
2.500%	01/15/2029	12,200,000	17,035,685
2.375%	01/15/2025 - 01/15/2027	38,852,400	58,780,046
2.125%	02/15/2040‡‡	8,504,800	11,752,848
2.125%	02/15/2041	16,685,300	22,821,966
2.000%	01/15/2026	18,005,000	25,238,337
1.750%	01/15/2028	16,170,000	20,913,523
0.757%	02/15/2042	7,440,000	7,125,622

			218,816,295

Vantagepoint Inflation Protected Securities Fund
Coupon Rate	Maturity Date	Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
U.S. Treasury Inflation Protected Securities Notes—56.1%
U.S. Treasury Note
3.000%	07/15/2012	$15,775,000	$20,346,635
2.625%	07/15/2017	21,335,000	28,074,363
2.500%	07/15/2016	11,509,800	15,095,187
2.375%	01/15/2017	1,110,300	1,462,922
2.125%	01/15/2019	3,107,600	3,929,254
2.000%	04/15/2012 - 01/15/2016	26,856,100	33,888,610
1.875%	07/15/2013 - 07/15/2019	20,956,900	27,057,549
1.625%	01/15/2015 - 01/15/2018	3,990,000	5,005,268
1.375%	07/15/2018 - 01/15/2020	10,009,800	12,059,946
1.250%	04/15/2014 - 07/15/2020	23,020,000	26,938,684
1.125%	01/15/2021	5,270,000	6,151,728
0.625%	04/15/2013 - 07/15/2021	37,979,500	41,435,429
0.500%	04/15/2015	16,356,700	18,153,157
0.125%	04/15/2016 - 01/15/2022	110,933,500	116,854,854

			356,453,586

U.S. Treasury Notes—0.2%
U.S. Treasury Note
2.000%	04/30/2016	1,415,000	1,482,545

TOTAL U.S. TREASURY OBLIGATIONS (Cost $550,526,781)			586,674,328

GOVERNMENT RELATED OBLIGATIONS—0.4%
Non-U.S. Government Agencies—0.4%
Export-Import Bank of Korea (Korea, Republic of)
4.000%	01/29/2021†	1,200,000	1,186,842
Petrobras International Finance Co. (Cayman Islands)
3.875%	01/27/2016	1,200,000	1,269,124

			2,455,966

Supranational—0.0%
International Bank for Reconstruction & Development, Series CPI
4.147%	12/10/2013#	275,000	274,062

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $2,661,180)			2,730,028

ASSET-BACKED SECURITIES—1.1%
Home Equity—0.3%
Argent Securities, Inc. Series 2005-W2, Class A2B1
0.442%	10/25/2035#	232,979	211,263
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11, Class A2D
0.582%	11/25/2035#	1,514,285	1,291,515
Saxon Asset Securities Trust Series 2003-1, Class AF7
4.034%	06/25/2033	131,125	119,945

			1,622,723

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Inflation Protected Securities Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Manufactured Housing—0.2%
Conseco Finance Securitizations Corp. Series 2002-1, Class A
6.681%	12/01/2033	#	$918,076	$968,466

Other—0.0%
Park Place Securities, Inc. Series 2004-WWF1, Class M2
0.922%	12/25/2034	#	280,059	272,612

Student Loan—0.6%
Illinois Student Assistance Commission Series 2010-1, Class A1
1.040%	04/25/2017	#	1,605,348	1,602,169
North Carolina State Education Assistance Authority Series 2011-2, Class A1
1.010%	10/26/2020	#	511,862	507,153
South Carolina Student Loan Corp. Series 2010-1, Class A1
1.010%	01/25/2021	#	1,650,638	1,641,824

				3,751,146

TOTAL ASSET-BACKED SECURITIES (Cost $6,603,233)				6,614,947

PURCHASED OPTIONS—0.0%

	Contracts	Value
Call - U.S. Long Bond, Expires 05/25/2012, Strike $145.00 (Cost $91,531)	50	11,719

Coupon Rate	Maturity Date	Face	Value
CERTIFICATES OF DEPOSIT—0.6%
Commercial Banks—0.6%
Abbey National Treasury Services plc (United Kingdom)
1.824%	06/10/2013
(Cost $3,800,000)		3,800,000	3,750,034

	Shares	Value
MONEY MARKET FUNDS—3.0%
Institutional Money Market Funds—3.0%
Dreyfus Institutional Cash Advantage Fund, 0.17%††¥	500,000	500,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%¥	16,562,422	16,562,422
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%††¥	564,180	564,180
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.20%††¥	500,000	500,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%††¥	500,000	500,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%††¥	250,000	250,000

Vantagepoint Inflation Protected Securities Fund
	Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.08%††¥	250,000	$250,000

TOTAL MONEY MARKET FUNDS (Cost $19,126,602)		19,126,602

TOTAL INVESTMENTS—100.1% (Cost $598,943,502)		635,246,671
Other assets less liabilities—(0.1%)		(458,597)

NET ASSETS—100.0%		$634,788,074

Legend to the Schedule of Investments:

MTN	Medium Term Note

#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Equity Income Fund
	Shares	Value
COMMON STOCKS—95.0%
Aerospace & Defense—2.2%
Boeing Co. (The)	74,200	$5,518,254
Honeywell International, Inc.	393,200	24,004,860
Lockheed Martin Corp.	38,700	3,477,582
Raytheon Co.	187,900	9,917,362

		42,918,058

Air Freight & Logistics—2.2%
FedEx Corp.	393,600	36,195,456
United Parcel Service, Inc., Class B	84,100	6,788,552

		42,984,008

Airlines—0.1%
United Continental Holdings, Inc.*†	119,400	2,567,100

Automobiles—0.3%
General Motors Co.*†	63,600	1,631,340
Harley-Davidson, Inc.	75,400	3,700,632

		5,331,972

Beverages—0.4%
Beam, Inc.	11,000	644,270
Molson Coors Brewing Co., Class B	55,300	2,502,325
PepsiCo, Inc.	85,000	5,639,750

		8,786,345

Biotechnology—0.3%
Amgen, Inc.	75,600	5,140,044

Building Products—0.2%
Fortune Brands Home & Security, Inc.*	16,500	364,155
Masco Corp.	212,500	2,841,125
USG Corp.*†	85,900	1,477,480

		4,682,760

Capital Markets—3.3%
Bank of New York Mellon Corp. (The)	1,581,500	38,161,595
Legg Mason, Inc.	161,100	4,499,523
Morgan Stanley	105,500	2,072,020
Northern Trust Corp.	126,200	5,988,190
Och-Ziff Capital Management Group LLC, Class A	38,300	355,424
State Street Corp.	333,500	15,174,250

		66,251,002

Chemicals—0.7%
E.I. Du Pont de Nemours & Co.	65,446	3,462,093
International Flavors & Fragrances, Inc.	47,100	2,760,060
Monsanto Co.	85,200	6,795,552

		13,017,705

Commercial Banks—3.5%
PNC Financial Services Group, Inc.	343,400	22,145,866
Regions Financial Corp.	319,100	2,102,869
SunTrust Banks, Inc.	201,400	4,867,838
U.S. Bancorp	347,400	11,005,632
Wells Fargo & Co.	846,700	28,906,338

		69,028,543

Commercial Services & Supplies—0.1%
Avery Dennison Corp.	77,600	2,338,088

Vantagepoint Equity Income Fund
	Shares	Value
COMMON STOCKS—(Continued)
Communications Equipment—0.7%
Cisco Systems, Inc.	273,800	$5,790,870
Harris Corp.†	146,700	6,613,236
Nokia Oyj ADR (Finland)†	196,700	1,079,883

		13,483,989

Computers & Peripherals—3.4%
Dell, Inc.*	3,419,000	56,755,400
Hewlett-Packard Co.	482,300	11,493,209

		68,248,609

Construction Materials—3.4%
Cemex SAB de CV ADR (Mexico)*†	2,407,121	18,679,256
Martin Marietta Materials, Inc.	221,000	18,924,230
Vulcan Materials Co.	697,600	29,808,448

		67,411,934

Consumer Finance—3.3%
American Express Co.	575,000	33,269,500
Capital One Financial Corp.	332,900	18,555,846
SLM Corp.	926,700	14,604,792

		66,430,138

Distributors—0.2%
Genuine Parts Co.	57,052	3,580,013

Diversified Consumer Services—0.1%
H&R Block, Inc.	68,700	1,131,489

Diversified Financial Services—3.4%
Bank of America Corp.	1,716,806	16,429,833
Citigroup, Inc.	388,199	14,188,674
JPMorgan Chase & Co.	733,200	33,712,536
NYSE Euronext	100,900	3,028,009

		67,359,052

Diversified Telecommunication Services—6.0%
AT&T, Inc.	782,542	24,438,787
CenturyLink, Inc.	97,790	3,779,583
Level 3 Communications, Inc.*†	1,097,599	28,241,222
Telefonica SA (Spain)	142,134	2,331,922
tw telecom inc.*	1,783,991	39,533,241
Verizon Communications, Inc.	547,841	20,943,961

		119,268,716

Electric Utilities—2.0%
Duke Energy Corp.†	176,800	3,714,568
Entergy Corp.	238,200	16,007,040
Exelon Corp.	160,800	6,304,968
FirstEnergy Corp.	64,100	2,922,319
Pinnacle West Capital Corp.	69,400	3,324,260
PPL Corp.	76,200	2,153,412
Progress Energy, Inc.	89,100	4,732,101

		39,158,668

Electrical Equipment—1.1%
Cooper Industries plc	99,400	6,356,630
Emerson Electric Co.	316,700	16,525,406

		22,882,036

Electronic Equipment, Instruments & Components—0.4%
Corning, Inc.	546,300	7,691,904

Energy Equipment & Services—0.5%
Diamond Offshore Drilling, Inc.	77,100	5,146,425

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Equity Income Fund
	Shares	Value
COMMON STOCKS—(Continued)
Schlumberger Ltd.	79,600	$5,566,428

		10,712,853

Food & Staples Retailing—0.8%
Walgreen Co.	470,900	15,770,441

Food Products—0.9%
Archer-Daniels-Midland Co.	159,700	5,056,102
Campbell Soup Co.†	166,700	5,642,795
ConAgra Foods, Inc.	153,900	4,041,414
Hershey Co. (The)	7,000	429,310
McCormick & Co., Inc.	52,600	2,863,018

		18,032,639

Health Care Equipment & Supplies—1.5%
Baxter International, Inc.	214,900	12,846,722
Medtronic, Inc.	417,900	16,377,501

		29,224,223

Health Care Providers & Services—2.1%
Quest Diagnostics, Inc.	61,700	3,772,955
UnitedHealth Group, Inc.	342,000	20,157,480
WellPoint, Inc.	254,600	18,789,480

		42,719,915

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	413,400	13,261,872
Intercontinental Hotels Group plc ADR (United Kingdom)†	673,000	15,627,060
Marriott International, Inc., Class A	82,988	3,141,096

		32,030,028

Household Durables—0.4%
Whirlpool Corp.	98,500	7,570,710

Household Products—0.7%
Clorox Co. (The)	91,100	6,263,125
Kimberly-Clark Corp.	100,659	7,437,694

		13,700,819

Industrial Conglomerates—3.5%
3M Co.	102,800	9,170,788
General Electric Co.	1,412,900	28,356,903
Koninklijke Philips Electronics NV NYRS (Netherlands)	1,599,000	32,539,650

		70,067,341

Insurance—8.4%
Allstate Corp. (The)	425,200	13,997,584
Aon Corp.	721,141	35,379,178
Chubb Corp. (The)	41,100	2,840,421
Fairfax Financial Holdings Ltd. (Canada)†	93,600	37,682,302
Lincoln National Corp.	135,590	3,574,152
Loews Corp.	780,100	31,102,587
Marsh & McLennan Cos., Inc.	213,800	7,010,502
Sun Life Financial, Inc. (Canada)	110,500	2,617,745
Travelers Cos., Inc. (The)	554,000	32,796,800
XL Group plc (Ireland)	28,100	609,489

		167,610,760

Internet & Catalog Retail—1.2%
Liberty Interactive Corp., Series A*	1,243,500	23,738,415

IT Services—1.3%
Computer Sciences Corp.	171,600	5,137,704

Vantagepoint Equity Income Fund
	Shares	Value
COMMON STOCKS—(Continued)
International Business Machines Corp.	98,600	$20,572,890

		25,710,594

Leisure Equipment & Products—0.4%
Hasbro, Inc.	63,200	2,320,704
Mattel, Inc.	195,500	6,580,530

		8,901,234

Life Sciences Tools & Services—0.3%
Thermo Fisher Scientific, Inc.	120,900	6,816,342

Machinery—2.7%
Illinois Tool Works, Inc.	471,700	26,943,504
Ingersoll-Rand plc (Ireland)	91,000	3,762,850
ITT Corp.	48,100	1,103,414
Stanley Black & Decker, Inc.	251,200	19,332,352
Xylem, Inc.	73,800	2,047,950

		53,190,070

Media—5.4%
Cablevision Systems Corp., Class A	162,400	2,384,032
Comcast Corp., Class A	153,500	4,606,535
DIRECTV, Class A*	674,000	33,255,160
Madison Square Garden Co. (The), Class A*	60,400	2,065,680
McGraw-Hill Cos., Inc. (The)	119,800	5,806,706
New York Times Co. (The), Class A*†	183,800	1,248,002
Time Warner, Inc.	242,733	9,163,171
Walt Disney Co. (The)	1,068,700	46,787,686
WPP plc (Ireland)	162,700	2,224,621

		107,541,593

Metals & Mining—0.3%
Nucor Corp.	159,500	6,850,525

Multiline Retail—0.8%
Kohl’s Corp.	98,400	4,922,952
Macy’s, Inc.	105,700	4,199,461
Target Corp.	111,000	6,467,970

		15,590,383

Multi-Utilities—1.2%
Dominion Resources, Inc.	208,600	10,682,406
NiSource, Inc.	284,100	6,917,835
TECO Energy, Inc.	68,800	1,207,440
Xcel Energy, Inc.	163,400	4,325,198

		23,132,879

Oil, Gas & Consumable Fuels—10.4%
Anadarko Petroleum Corp.	89,200	6,987,928
BP plc ADR (United Kingdom)	366,198	16,478,910
Chesapeake Energy Corp.	1,961,000	45,436,370
Chevron Corp.	231,158	24,789,384
ConocoPhillips	325,400	24,733,654
CONSOL Energy, Inc.	140,500	4,791,050
Exxon Mobil Corp.	170,060	14,749,304
Marathon Oil Corp.	568,800	18,030,960
Murphy Oil Corp.	129,400	7,281,338
Occidental Petroleum Corp.	220,400	20,988,692
Royal Dutch Shell plc, Class A
ADR (Netherlands)	163,181	11,443,883
Spectra Energy Corp.	347,212	10,954,539

		206,666,012

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Equity Income Fund
	Shares	Value
COMMON STOCKS—(Continued)
Paper & Forest Products—0.6%
International Paper Co.	246,600	$8,655,660
MeadWestvaco Corp.	111,600	3,525,444

		12,181,104

Personal Products—0.2%
Avon Products, Inc.	237,300	4,594,128

Pharmaceuticals—5.0%
Abbott Laboratories	300,000	18,387,000
Bristol-Myers Squibb Co.	361,900	12,214,125
Johnson & Johnson	396,200	26,133,352
Merck & Co., Inc.	183,600	7,050,240
Pfizer, Inc.	1,129,787	25,600,973
Teva Pharmaceutical Industries Ltd. ADR (Israel)	209,300	9,431,058

		98,816,748

Real Estate Investment Trusts (REITs)—0.2%
Weyerhaeuser Co. REIT	144,137	3,159,483

Semiconductors & Semiconductor Equipment—2.3%
Analog Devices, Inc.	116,000	4,686,400
Applied Materials, Inc.	784,700	9,761,668
First Solar, Inc.*†	42,100	1,054,605
Intel Corp.	499,600	14,043,756
Texas Instruments, Inc.	454,600	15,279,106

		44,825,535

Software—1.6%
Microsoft Corp.	977,900	31,537,275

Specialty Retail—1.0%
Home Depot, Inc. (The)	310,200	15,606,162
Staples, Inc.	287,800	4,656,604
Tiffany & Co.	7,300	504,649

		20,767,415

Tobacco—1.7%
Altria Group, Inc.	243,300	7,510,671
Imperial Tobacco Group plc ADR (United Kingdom)	106,900	8,698,453
Philip Morris International, Inc.	197,300	17,482,753

		33,691,877

Wireless Telecommunication Services—0.7%
Vodafone Group plc (United Kingdom)	880,800	2,429,549
Vodafone Group plc ADR (United Kingdom)	422,700	11,696,109

		14,125,658

TOTAL COMMON STOCKS (Cost $1,619,901,014)		1,888,969,172

CONVERTIBLE PREFERRED STOCKS—0.2%
Automobiles—0.2%
General Motors Co., Series B 4.750% (Cost $4,555,012)	91,200	3,816,720

MONEY MARKET FUNDS—8.5%
Institutional Money Market Funds—8.5%
Dreyfus Institutional Cash Advantage Fund, 0.17%††¥	12,500,000	12,500,000

Vantagepoint Equity Income Fund
	Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%¥	96,421,056	$96,421,056
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%††¥	10,920,343	10,920,343
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.20%††¥	12,500,000	12,500,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%††¥	12,500,000	12,500,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%††¥	12,500,000	12,500,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.08%††¥	12,500,000	12,500,000

TOTAL MONEY MARKET FUNDS (Cost $169,841,399)		169,841,399

TOTAL INVESTMENTS—103.7% (Cost $1,794,297,425)		2,062,627,291
Other assets less liabilities—(3.7%)		(73,008,198)

NET ASSETS—100.0%		$1,989,619,093

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Growth & Income Fund
	Shares	Value
COMMON STOCKS—97.6%
Aerospace & Defense—0.9%
Boeing Co. (The)	30,800	$2,290,596
Honeywell International, Inc.	41,600	2,539,680
Precision Castparts Corp.	28,100	4,858,490
United Technologies Corp.	30,700	2,546,258

		12,235,024

Air Freight & Logistics—2.0%
C.H. Robinson Worldwide, Inc.	400	26,196
Expeditors International of Washington, Inc.	24,500	1,139,495
FedEx Corp.	54,000	4,965,840
United Parcel Service, Inc., Class B†	238,775	19,273,918

		25,405,449

Auto Components—0.4%
Goodyear Tire & Rubber Co. (The)*	394,100	4,421,802
Johnson Controls, Inc.	33,000	1,071,840

		5,493,642

Automobiles—0.4%
General Motors Co.*†	186,700	4,788,855
Harley-Davidson, Inc.	17,500	858,900

		5,647,755

Beverages—1.4%
Anheuser-Busch InBev NV ADR (Belgium)†	105,160	7,647,235
Coca-Cola Co. (The)	400	29,604
Diageo plc ADR (United Kingdom)	96,725	9,333,963
Monster Beverage Corp.*	12,000	745,080

		17,755,882

Biotechnology—1.6%
Alexion Pharmaceuticals, Inc.*	20,800	1,931,488
Amgen, Inc.	121,400	8,253,986
Biogen Idec, Inc.*	29,900	3,766,503
Celgene Corp.*	55,900	4,333,368
Gilead Sciences, Inc.*	38,600	1,885,610

		20,170,955

Capital Markets—4.7%
Ameriprise Financial, Inc.	22,500	1,285,425
Bank of New York Mellon Corp. (The)	756,000	18,242,280
BlackRock, Inc.	41,400	8,482,860
Charles Schwab Corp. (The)	2,700	38,799
Credit Suisse Group AG ADR (Switzerland)	207,000	5,901,570
Franklin Resources, Inc.	45,300	5,618,559
Goldman Sachs Group, Inc. (The)	54,600	6,790,602
Invesco Ltd.	440,800	11,756,136
Northern Trust Corp.	18,700	887,315
State Street Corp.	17,400	791,700
TD Ameritrade Holding Corp.	24,000	473,760

		60,269,006

Chemicals—2.9%
Air Products & Chemicals, Inc.	11,500	1,055,700
Dow Chemical Co. (The)	256,700	8,892,088
Ecolab, Inc.	9,000	555,480
Monsanto Co.	145,600	11,613,056
Mosaic Co. (The)	115,000	6,358,350

Vantagepoint Growth & Income Fund
	Shares	Value
COMMON STOCKS—(Continued)
Potash Corp. of Saskatchewan, Inc. (Canada)	100	$4,569
Praxair, Inc.	60,600	6,947,184
Sherwin-Williams Co. (The)	17,700	1,923,459

		37,349,886

Commercial Banks—4.8%
BB&T Corp.	358,100	11,240,759
Comerica, Inc.	490,150	15,861,254
PNC Financial Services Group, Inc.	189,000	12,188,610
U.S. Bancorp	59,100	1,872,288
Wells Fargo & Co.	615,100	20,999,514

		62,162,425

Commercial Services & Supplies—1.0%
Cintas Corp.	321,500	12,577,080

Communications Equipment—1.8%
Cisco Systems, Inc.	626,600	13,252,590
Juniper Networks, Inc.*	86,300	1,974,544
QUALCOMM, Inc.	120,100	8,169,202

		23,396,336

Computers & Peripherals—4.0%
Apple, Inc.*	67,800	40,644,066
EMC Corp.*	148,500	4,437,180
Hewlett-Packard Co.	249,900	5,955,117

		51,036,363

Consumer Finance—1.4%
American Express Co.	306,600	17,739,876

Containers & Packaging—0.3%
Rexam plc ADR (United Kingdom)†	118,100	4,033,115

Diversified Consumer Services—0.0%
Weight Watchers International, Inc.†	2,900	223,851

Diversified Financial Services—2.8%
Citigroup, Inc.	292,900	10,705,495
CME Group, Inc.	100	28,933
IntercontinentalExchange, Inc.*	14,200	1,951,364
JPMorgan Chase & Co.	510,808	23,486,952

		36,172,744

Diversified Telecommunication Services—0.8%
AT&T, Inc.	334,206	10,437,253

Electric Utilities—1.1%
Edison International	144,700	6,151,197
Entergy Corp.	79,000	5,308,800
PPL Corp.	77,600	2,192,976

		13,652,973

Electrical Equipment—0.1%
Roper Industries, Inc.	9,100	902,356

Electronic Equipment, Instruments & Components—1.3%
TE Connectivity Ltd. (Switzerland)†	438,375	16,110,281

Energy Equipment & Services—2.3%
Baker Hughes, Inc.	143,600	6,022,584
Cameron International Corp.*	38,200	2,018,106
FMC Technologies, Inc.*	27,400	1,381,508
Halliburton Co.	2,500	82,975

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Growth & Income Fund
	Shares	Value
COMMON STOCKS—(Continued)
Noble Corp. (Switzerland)*	154,300	$5,781,621
Schlumberger Ltd.	202,075	14,131,105

		29,417,899

Food & Staples Retailing—3.2%
Costco Wholesale Corp.	100	9,080
Sysco Corp.†	664,175	19,832,265
Wal-Mart Stores, Inc.	322,075	19,710,990
Whole Foods Market, Inc.	25,300	2,104,960

		41,657,295

Food Products—2.4%
Archer-Daniels-Midland Co.	228,300	7,227,978
General Mills, Inc.	172,000	6,785,400
Nestle SA ADR (Switzerland)	270,850	17,063,550

		31,076,928

Health Care Equipment & Supplies—2.5%
Baxter International, Inc.	134,800	8,058,344
Covidien plc (Ireland)	403,400	22,057,912
Edwards Lifesciences Corp.*	4,400	320,012
Intuitive Surgical, Inc.*	100	54,175
Stryker Corp.	25,100	1,392,548

		31,882,991

Health Care Providers & Services—2.5%
AmerisourceBergen Corp.	373,550	14,822,464
Cardinal Health, Inc.	48,100	2,073,591
Express Scripts, Inc.*†	74,800	4,052,664
McKesson Corp.†	53,200	4,669,364
UnitedHealth Group, Inc.	117,900	6,949,026

		32,567,109

Health Care Technology—0.0%
Cerner Corp.*	100	7,616

Hotels, Restaurants & Leisure—2.2%
Carnival Corp.	58,200	1,867,056
Chipotle Mexican Grill, Inc.*	5,900	2,466,200
Las Vegas Sands Corp.	77,800	4,478,946
Marriott International, Inc., Class A	78,071	2,954,987
McDonald’s Corp.	24,200	2,374,020
Starbucks Corp.	143,800	8,036,982
Starwood Hotels & Resorts Worldwide, Inc.	49,300	2,781,013
Tim Hortons, Inc. (Canada)	600	32,124
Wynn Resorts Ltd.	2,100	262,248
Yum! Brands, Inc.	40,700	2,897,026

		28,150,602

Household Durables—0.5%
Newell Rubbermaid, Inc.	353,900	6,302,959

Household Products—1.2%
Kimberly-Clark Corp.	209,000	15,443,010

Industrial Conglomerates—5.0%
3M Co.	258,025	23,018,410
Danaher Corp.	188,400	10,550,400
General Electric Co.	846,600	16,991,262
Koninklijke Philips Electronics NV NYRS (Netherlands)	297,800	6,060,230
Tyco International Ltd. (Switzerland)	145,700	8,185,426

		64,805,728

Vantagepoint Growth & Income Fund
	Shares	Value
COMMON STOCKS—(Continued)
Insurance—4.2%
ACE Ltd. (Switzerland)	87,500	$6,405,000
Berkshire Hathaway, Inc., Class B*	234,350	19,017,502
Marsh & McLennan Cos., Inc.	228,100	7,479,399
Principal Financial Group, Inc.	194,200	5,730,842
Prudential Financial, Inc.	23,500	1,489,665
Unum Group	172,600	4,225,248
Willis Group Holdings plc (United Kingdom)	273,550	9,568,779

		53,916,435

Internet & Catalog Retail—1.8%
Amazon.com, Inc.*	55,800	11,300,058
Groupon, Inc., Class A*†	26,900	494,422
Liberty Interactive Corp., Series A*	63,400	1,210,306
priceline.com, Inc.*	13,900	9,973,250

		22,978,036

Internet Software & Services—3.0%
Baidu, Inc. ADR (China)*	53,200	7,754,964
eBay, Inc.*	102,100	3,766,469
Google, Inc., Class A*	35,000	22,443,400
LinkedIn Corp., Class A*	10,400	1,060,696
Tencent Holdings Ltd. (China)	116,100	3,240,871

		38,266,400

IT Services—3.5%
Accenture plc, Class A (Ireland)	291,500	18,801,750
Automatic Data Processing, Inc.	230,350	12,713,017
Fiserv, Inc.*	4,800	333,072
International Business Machines Corp.	700	146,055
Mastercard, Inc., Class A	20,800	8,747,232
Visa, Inc., Class A	35,700	4,212,600

		44,953,726

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.	24,200	1,364,396

Machinery—3.3%
Caterpillar, Inc.	10,100	1,075,852
Cummins, Inc.	4,500	540,180
Deere & Co.†	400	32,360
Illinois Tool Works, Inc.	257,400	14,702,688
Ingersoll-Rand plc (Ireland)	480,275	19,859,371
Joy Global, Inc.	1,300	95,550
Stanley Black & Decker, Inc.	72,500	5,579,600

		41,885,601

Media—4.4%
CBS Corp., Class B	170,400	5,778,264
Comcast Corp., Class A	278,200	8,348,782
Discovery Communications, Inc., Class C*	48,450	2,271,336
Omnicom Group, Inc.	328,900	16,658,785
Thomson Reuters Corp. (Canada)	223,800	6,467,820
Time Warner, Inc.	402,433	15,191,846
Walt Disney Co. (The)	41,700	1,825,626

		56,542,459

Metals & Mining—0.6%
Barrick Gold Corp. (Canada)	91,200	3,965,376
Steel Dynamics, Inc.	277,100	4,029,034

		7,994,410

Multiline Retail—1.1%
Dollar Tree, Inc.*	2,450	231,500

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Growth & Income Fund
	Shares	Value
COMMON STOCKS—(Continued)
Kohl’s Corp.	182,850	$9,147,986
Nordstrom, Inc.	94,900	5,287,828

		14,667,314

Oil, Gas & Consumable Fuels—5.8%
Chevron Corp.	156,600	16,793,784
Concho Resources, Inc.*	18,900	1,929,312
Devon Energy Corp.	250,100	17,787,112
EOG Resources, Inc.	23,600	2,621,960
EQT Corp.	16,500	795,465
Marathon Oil Corp.	198,200	6,282,940
Occidental Petroleum Corp.	86,700	8,256,441
Petroleo Brasileiro SA ADR (Brazil)	259,800	6,900,288
Pioneer Natural Resources Co.	11,100	1,238,649
Range Resources Corp.	13,200	767,448
Royal Dutch Shell plc, Class A
ADR (Netherlands)	102,700	7,202,351
Southwestern Energy Co.*	132,300	4,048,380

		74,624,130

Paper & Forest Products—0.5%
International Paper Co.	174,100	6,110,910

Pharmaceuticals—3.3%
Allergan, Inc.	24,400	2,328,492
GlaxoSmithKline plc ADR (United Kingdom)†	328,500	14,752,935
Merck & Co., Inc.	221,140	8,491,776
Perrigo Co.	900	92,979
Pfizer, Inc.	364,400	8,257,304
Shire plc ADR (Ireland)	600	56,850
Teva Pharmaceutical Industries
Ltd. ADR (Israel)	183,200	8,254,992

		42,235,328

Real Estate Investment Trusts (REITs)—0.5%
American Tower Corp. REIT	96,700	6,094,034

Road & Rail—0.5%
J.B. Hunt Transport Services, Inc.	8,400	456,708
Kansas City Southern*	12,100	867,449
Union Pacific Corp.	45,200	4,858,096

		6,182,253

Semiconductors & Semiconductor Equipment—2.4%
Altera Corp.	19,900	792,418
Broadcom Corp., Class A*	114,400	4,495,920
Freescale Semiconductor Holdings I Ltd.*†	195,600	3,010,284
Intel Corp.	306,700	8,621,337
Maxim Integrated Products, Inc.	217,800	6,226,902
Xilinx, Inc.	214,600	7,817,878

		30,964,739

Software—2.0%
Autodesk, Inc.*	42,400	1,794,368
Intuit, Inc.	13,800	829,794
Microsoft Corp.	665,450	21,460,763
Salesforce.com, Inc.*	13,400	2,070,434

		26,155,359

Specialty Retail—2.4%
Bed Bath & Beyond, Inc.*	17,300	1,137,821
Home Depot, Inc. (The)	8,300	417,573
Limited Brands, Inc.	15,800	758,400
Lowe’s Cos., Inc.	222,500	6,982,050

Vantagepoint Growth & Income Fund
	Shares	Value
COMMON STOCKS—(Continued)
O’Reilly Automotive, Inc.*	29,000	$2,649,150
Staples, Inc.†	1,127,025	18,235,265
Tiffany & Co.	4,000	276,520

		30,456,779

Textiles, Apparel & Luxury Goods—1.1%
Coach, Inc.	30,100	2,326,128
Fossil, Inc.*	24,100	3,180,718
NIKE, Inc., Class B	33,500	3,632,740
PVH Corp.	15,500	1,384,615
Ralph Lauren Corp.	19,000	3,312,270

		13,836,471

Tobacco—0.6%
Imperial Tobacco Group plc ADR (United Kingdom)	94,300	7,673,191

Trading Companies & Distributors—0.5%
Fastenal Co.†	85,400	4,620,140
W.W. Grainger, Inc.	10,400	2,234,024

		6,854,164

Wireless Telecommunication Services—0.5%
Vodafone Group plc ADR (United Kingdom)	212,200	5,871,574

TOTAL COMMON STOCKS (Cost $996,250,662)		1,253,712,098

MONEY MARKET FUNDS—9.2%
Institutional Money Market Funds—9.2%
Dreyfus Institutional Cash Advantage Fund, 0.17%††¥	14,000,000	14,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%¥	33,450,726	33,450,725
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%††¥	18,796,307	18,796,307
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.20%††¥	14,000,000	14,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%††¥	14,000,000	14,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%††¥	14,000,000	14,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.08%††¥	10,350,000	10,350,000

TOTAL MONEY MARKET FUNDS (Cost $118,597,032)		118,597,032

TOTAL INVESTMENTS—106.8% (Cost $1,114,847,694)		1,372,309,130
Other assets less liabilities—(6.8%)		(87,189,140)

NET ASSETS—100.0%		$1,285,119,990

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Growth & Income Fund
Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Growth Fund
	Shares	Value
COMMON STOCKS—97.3%
Aerospace & Defense—1.8%
Honeywell International, Inc.	112,579	$6,872,948
Precision Castparts Corp.	78,268	13,532,537
United Technologies Corp.	171,100	14,191,034

		34,596,519

Air Freight & Logistics—1.1%
C.H. Robinson Worldwide, Inc.	74,264	4,863,549
Expeditors International of Washington, Inc.	160,094	7,445,972
FedEx Corp.	98,100	9,021,276

		21,330,797

Auto Components—0.6%
BorgWarner, Inc.*†	132,654	11,188,038

Automobiles—0.5%
Ford Motor Co.	745,612	9,312,694

Beverages—1.1%
Coca-Cola Co. (The)	291,138	21,547,123

Biotechnology—4.9%
Alexion Pharmaceuticals, Inc.*	280,284	26,027,172
Biogen Idec, Inc.*	121,200	15,267,564
Celgene Corp.*	356,580	27,642,082
Gilead Sciences, Inc.*	255,551	12,483,666
Vertex Pharmaceuticals, Inc.*	386,400	15,846,264

		97,266,748

Building Products—0.1%
Masco Corp.	174,400	2,331,728

Capital Markets—1.3%
Affiliated Managers Group, Inc.*	83,700	9,358,497
State Street Corp.	209,860	9,548,630
T. Rowe Price Group, Inc.	114,322	7,465,227

		26,372,354

Chemicals—2.9%
Dow Chemical Co. (The)	290,450	10,061,188
LyondellBasell Industries NV, Class A (Netherlands)	116,200	5,072,130
Monsanto Co.	484,882	38,674,188
Sherwin-Williams Co. (The)	26,100	2,836,287

		56,643,793

Commercial Banks—1.0%
Wells Fargo & Co.	584,962	19,970,603

Communications Equipment—4.8%
Acme Packet, Inc.*†	112,560	3,097,651
Cisco Systems, Inc.	695,330	14,706,230
Juniper Networks, Inc.*	237,650	5,437,432
QUALCOMM, Inc.	1,036,495	70,502,390

		93,743,703

Computers & Peripherals—9.0%
Apple, Inc.*	234,515	140,584,707
EMC Corp.*	1,220,183	36,459,068

		177,043,775

Consumer Finance—2.0%
American Express Co.	300,599	17,392,658
Capital One Financial Corp.	193,814	10,803,192
Discover Financial Services	329,863	10,997,633

		39,193,483

Diversified Consumer Services—0.3%
Apollo Group, Inc., Class A*	135,250	5,226,060

Vantagepoint Growth Fund
	Shares	Value
COMMON STOCKS—(Continued)
Diversified Financial Services—1.0%
Citigroup, Inc.	370,680	$13,548,354
IntercontinentalExchange, Inc.*	39,949	5,489,792

		19,038,146

Energy Equipment & Services—5.2%
Cameron International Corp.*	489,518	25,861,236
Ensco plc ADR (United Kingdom)	86,196	4,562,354
FMC Technologies, Inc.*	59,800	3,015,116
Halliburton Co.	291,870	9,687,165
National Oilwell Varco, Inc.	357,410	28,403,373
Schlumberger Ltd.	352,728	24,666,269
Weatherford International Ltd. (Switzerland)*	393,760	5,941,839

		102,137,352

Food & Staples Retailing—1.1%
Costco Wholesale Corp.	55,878	5,073,722
CVS Caremark Corp.	183,817	8,235,002
Whole Foods Market, Inc.	100,400	8,353,280

		21,662,004

Food Products—1.9%
General Mills, Inc.	284,120	11,208,534
Green Mountain Coffee Roasters, Inc.*†	55,877	2,617,279
Hershey Co. (The)	270,250	16,574,432
Mead Johnson Nutrition Co.	90,300	7,447,944

		37,848,189

Health Care Equipment & Supplies—0.4%
Edwards Lifesciences Corp. *	79,476	5,780,290
Intuitive Surgical, Inc.*	5,683	3,078,765

		8,859,055

Health Care Providers & Services—1.0%
Cardinal Health, Inc.	193,760	8,352,994
Express Scripts, Inc.*†	206,400	11,182,752

		19,535,746

Health Care Technology—0.4%
Cerner Corp.*	96,819	7,373,735

Hotels, Restaurants & Leisure—4.6%
Chipotle Mexican Grill, Inc. *	47,100	19,687,800
Las Vegas Sands Corp.	331,780	19,100,574
MGM Resorts International *	299,000	4,072,380
Starbucks Corp.	441,520	24,676,553
Starwood Hotels & Resorts Worldwide, Inc.	270,100	15,236,341
Yum! Brands, Inc.	98,800	7,032,584

		89,806,232

Industrial Conglomerates—2.9%
Danaher Corp.	350,633	19,635,448
General Electric Co.	1,144,461	22,969,332
Tyco International Ltd. (Switzerland)	272,220	15,293,320

		57,898,100

Internet & Catalog Retail—4.1%
Amazon.com, Inc.*	171,550	34,740,590
priceline.com, Inc.*	64,977	46,620,998

		81,361,588

Internet Software & Services—4.0%
Baidu, Inc. ADR (China) *	70,300	10,247,631
eBay, Inc.*	137,500	5,072,375

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Growth Fund
	Shares	Value
COMMON STOCKS—(Continued)
Google, Inc., Class A*	90,183	$57,828,947
MercadoLibre, Inc. (Argentina)	60,193	5,886,273

		79,035,226

IT Services—6.9%
Accenture plc, Class A (Ireland)	151,700	9,784,650
Cognizant Technology Solutions Corp., Class A*	649,104	49,948,553
International Business Machines Corp.	46,000	9,597,900
Mastercard, Inc., Class A	65,690	27,625,272
Teradata Corp.*	87,900	5,990,385
VeriFone Systems, Inc.*	78,200	4,056,234
Visa, Inc., Class A	239,000	28,202,000

		135,204,994

Life Sciences Tools & Services—0.5%
Thermo Fisher Scientific, Inc.	181,200	10,216,056

Machinery—3.8%
Caterpillar, Inc.	271,000	28,866,920
Cummins, Inc.	79,700	9,567,188
Deere & Co.†	120,634	9,759,291
Dover Corp.	93,260	5,869,784
Eaton Corp.	217,300	10,828,059
Stanley Black & Decker, Inc.	135,650	10,439,624

		75,330,866

Media—1.4%
Comcast Corp., Class A	481,690	14,455,517
Viacom, Inc., Class B	290,870	13,804,690

		28,260,207

Multiline Retail—1.5%
Dollar Tree, Inc.*	145,950	13,790,816
Kohl’s Corp.	93,140	4,659,794
Macy’s, Inc.	263,750	10,478,787

		28,929,397

Oil, Gas & Consumable Fuels—3.8%
Cabot Oil & Gas Corp.	204,766	6,382,556
Exxon Mobil Corp.	90,567	7,854,876
Noble Energy, Inc.	52,100	5,094,338
Occidental Petroleum Corp.	268,890	25,606,395
Suncor Energy, Inc. (Canada)	540,857	17,686,024
Valero Energy Corp.	459,930	11,852,396

		74,476,585

Paper & Forest Products—0.6%
International Paper Co.	337,200	11,835,720

Personal Products—0.3%
Estee Lauder Cos., Inc. (The), Class A	83,788	5,189,829

Pharmaceuticals—5.3%
Allergan, Inc.	471,314	44,977,495
Mylan, Inc.*	297,935	6,986,576
Perrigo Co.†	190,568	19,687,580
Pfizer, Inc.	498,800	11,302,808
Teva Pharmaceutical Industries Ltd. ADR (Israel)	94,866	4,274,662
Valeant Pharmaceuticals International, Inc. (Canada)*	92,100	4,944,849
Warner Chilcott plc, Class A (Ireland) *	743,177	12,492,805

		104,666,775

Vantagepoint Growth Fund
	Shares	Value
COMMON STOCKS—(Continued)
Road & Rail—1.6%
J.B. Hunt Transport Services, Inc.	62,291	$3,386,762
Union Pacific Corp.	264,194	28,395,571

		31,782,333

Semiconductors & Semiconductor Equipment—2.8%
ARM Holdings plc ADR (United Kingdom)	363,900	10,294,731
Avago Technologies Ltd. (Singapore)	149,500	5,826,015
Broadcom Corp., Class A*	710,831	27,935,658
LSI Corp.*	441,500	3,832,220
Texas Instruments, Inc.	210,271	7,067,209

		54,955,833

Software—5.7%
Check Point Software Technologies Ltd. (Israel)*	151,285	9,658,034
Citrix Systems, Inc.*	422,790	33,362,359
Informatica Corp.*	73,558	3,891,218
Microsoft Corp.	555,400	17,911,650
Oracle Corp.	674,148	19,658,156
Salesforce.com, Inc.*	105,070	16,234,366
VMware, Inc., Class A*	96,980	10,897,642

		111,613,425

Specialty Retail—3.2%
Bed Bath & Beyond, Inc.*	112,856	7,422,539
CarMax, Inc.*	300,269	10,404,321
Home Depot, Inc. (The)	423,040	21,283,142
Limited Brands, Inc.	110,900	5,323,200
Lowe’s Cos., Inc.	421,910	13,239,536
Tractor Supply Co.	30,900	2,798,304
Ulta Salon Cosmetics & Fragrance, Inc.	35,900	3,334,751

		63,805,793

Textiles, Apparel & Luxury Goods—1.9%
Lululemon Athletica, Inc. (Canada)*†	232,900	17,392,972
Michael Kors Holdings Ltd. (Hong Kong)*	102,736	4,786,470
NIKE, Inc., Class B	135,091	14,649,268

		36,828,710

TOTAL COMMON STOCKS (Cost $1,591,622,978)		1,913,419,314

MONEY MARKET FUNDS—5.9%
Institutional Money Market Funds—5.9%
Dreyfus Institutional Cash Advantage Fund, 0.17%††¥	10,000,000	10,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26% ¥	63,480,700	63,480,700
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%††¥	2,067,838	2,067,838
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.20%††¥	10,000,000	10,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%††¥	10,000,000	10,000,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Growth Fund
	Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%††¥	10,000,000	$10,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.08%††¥	10,000,000	10,000,000

TOTAL MONEY MARKET FUNDS (Cost $115,548,538)		115,548,538

TOTAL INVESTMENTS—103.2% (Cost $1,707,171,516)		2,028,967,852
Other assets less liabilities—(3.2%)		(62,178,669)

NET ASSETS—100.0%		$1,966,789,183

Legend to the Schedule of Investments:
ADR	American Depositary Receipt

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Select Value Fund
	Shares	Value
COMMON STOCKS—96.2%
Aerospace & Defense—3.7%
L-3 Communications Holdings, Inc.	27,500	$1,946,175
Northrop Grumman Corp.	17,900	1,093,332
Rockwell Collins, Inc.	38,600	2,221,816
Spirit Aerosystems Holdings, Inc., Class A*	81,200	1,986,152
TransDigm Group, Inc.*	40,319	4,667,327
Triumph Group, Inc.	16,250	1,018,225

		12,933,027

Auto Components—0.2%
Dana Holding Corp.†	36,400	564,200

Automobiles—0.2%
Harley-Davidson, Inc.	11,900	584,052

Beverages—0.5%
Constellation Brands, Inc., Class A*	70,725	1,668,403

Building Products—0.2%
Owens Corning, Inc.*	24,250	873,728

Capital Markets—2.1%
Invesco Ltd.	108,925	2,905,029
Northern Trust Corp.	42,600	2,021,370
Raymond James Financial, Inc.	62,675	2,289,518

		7,215,917

Chemicals—1.1%
Agrium, Inc. (Canada)	7,325	632,660
Ashland, Inc.	25,675	1,567,716
Cytec Industries, Inc.	14,725	895,133
Valspar Corp.	12,825	619,319

		3,714,828

Commercial Banks—4.6%
Bank of Hawaii Corp.	49,600	2,398,160
Comerica, Inc.	74,850	2,422,146
Fifth Third Bancorp	163,300	2,294,365
First Niagara Financial Group, Inc.	109,300	1,075,512
KeyCorp	304,900	2,591,650
M&T Bank Corp.	26,500	2,302,320
Regions Financial Corp.	109,025	718,475
TCF Financial Corp.	195,202	2,320,952

		16,123,580

Commercial Services & Supplies—1.9%
Cintas Corp.	26,800	1,048,416
R.R. Donnelley & Sons Co.†	248,013	3,072,881
Steelcase, Inc., Class A	275,400	2,643,840

		6,765,137

Communications Equipment—0.6%
Comtech Telecommunications Corp.	64,200	2,091,636

Computers & Peripherals—1.2%
Diebold, Inc.	22,450	864,774
Lexmark International, Inc., Class A	61,700	2,050,908
Seagate Technology plc (Ireland)	52,250	1,408,137

		4,323,819

Construction & Engineering—2.4%
Jacobs Engineering Group, Inc.*	59,200	2,626,704
KBR, Inc.	57,110	2,030,260
URS Corp.	91,700	3,899,084

		8,556,048

Vantagepoint Select Value Fund
	Shares	Value
COMMON STOCKS—(Continued)
Consumer Finance—1.6%
Discover Financial Services	84,600	$2,820,564
SLM Corp.	168,650	2,657,924

		5,478,488

Containers & Packaging—2.4%
AptarGroup, Inc.	24,508	1,342,303
Bemis Co., Inc.	98,300	3,174,107
Sonoco Products Co.	120,329	3,994,923

		8,511,333

Diversified Consumer Services—0.6%
H&R Block, Inc.	133,500	2,198,745

Diversified Financial Services—0.3%
PHH Corp.*†	63,200	977,704

Electric Utilities—2.7%
Cleco Corp.	22,425	889,151
FirstEnergy Corp.	17,025	776,170
Great Plains Energy, Inc.	68,160	1,381,603
Pinnacle West Capital Corp.	68,400	3,276,360
PPL Corp.	113,150	3,197,619

		9,520,903

Electrical Equipment—0.7%
Hubbell, Inc., Class B	30,100	2,365,258

Electronic Equipment, Instruments & Components—3.4%
Arrow Electronics, Inc.*	74,500	3,126,765
Avnet, Inc.*	94,700	3,446,133
FLIR Systems, Inc.	71,400	1,807,134
Ingram Micro, Inc., Class A*	145,500	2,700,480
Jabil Circuit, Inc.	36,875	926,300

		12,006,812

Energy Equipment & Services—3.2%
Ensco plc ADR (United Kingdom)	44,257	2,342,523
McDermott International, Inc. *	140,500	1,799,805
Oil States International, Inc.*	20,825	1,625,600
Patterson-UTI Energy, Inc.	77,300	1,336,517
SEACOR Holdings, Inc.*	23,800	2,279,564
Superior Energy Services, Inc.*	67,250	1,772,710

		11,156,719

Food & Staples Retailing—1.7%
Kroger Co. (The)	107,300	2,599,879
Ruddick Corp.†	45,765	1,835,176
Sysco Corp.†	52,400	1,564,664

		5,999,719

Food Products—1.6%
Campbell Soup Co.†	41,900	1,418,315
Hain Celestial Group, Inc. (The)*	18,575	813,771
Sara Lee Corp.	118,351	2,548,097
Smithfield Foods, Inc.*	42,700	940,681

		5,720,864

Gas Utilities—0.3%
UGI Corp.	42,800	1,166,300

Health Care Equipment & Supplies—0.3%
Sirona Dental Systems, Inc.*	18,225	939,317

Health Care Providers & Services—1.9%
Cardinal Health, Inc.	50,775	2,188,910
CIGNA Corp.	53,400	2,629,950
HCA Holdings, Inc.	24,431	604,423

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Select Value Fund
	Shares	Value
COMMON STOCKS—(Continued)
Health Net, Inc.*	34,825	$1,383,249

		6,806,532

Hotels, Restaurants & Leisure—2.3%
Brinker International, Inc.	39,275	1,082,026
Darden Restaurants, Inc.	50,100	2,563,116
Wyndham Worldwide Corp.	96,650	4,495,192

		8,140,334

Household Durables—0.5%
Mohawk Industries, Inc.*	28,200	1,875,582

Industrial Conglomerates—1.0%
Carlisle Cos., Inc.	70,500	3,519,360

Insurance—11.0%
Alleghany Corp.*	8,970	2,952,027
Allied World Assurance Co. Holdings AG (Switzerland)	17,500	1,201,725
Allstate Corp. (The)	271,850	8,949,302
Aon Corp.	44,649	2,190,480
Arch Capital Group Ltd. (Bermuda)*	54,200	2,018,408
Fidelity National Financial, Inc., Class A	102,700	1,851,681
HCC Insurance Holdings, Inc.	111,300	3,469,221
Lincoln National Corp.	317,387	8,366,321
Loews Corp.	49,900	1,989,513
Marsh & McLennan Cos., Inc.	47,250	1,549,328
Progressive Corp. (The)	137,100	3,177,978
Validus Holdings Ltd. (Bermuda)	25,200	779,940

		38,495,924

Internet Software & Services—1.0%
Open Text Corp. (Canada)*	22,100	1,351,415
ValueClick, Inc.*	103,625	2,045,557

		3,396,972

IT Services—4.3%
Broadridge Financial Solutions, Inc.	75,000	1,793,250
Computer Sciences Corp.	140,967	4,220,552
Convergys Corp.*	170,800	2,280,180
SAIC, Inc.*	133,900	1,767,480
Total System Services, Inc.	95,600	2,205,492
Western Union Co. (The)	156,800	2,759,680

		15,026,634

Leisure Equipment & Products—2.0%
Brunswick Corp.	182,700	4,704,525
Mattel, Inc.	69,300	2,332,638

		7,037,163

Life Sciences Tools & Services—1.4%
Agilent Technologies, Inc.	24,900	1,108,299
Covance, Inc.*†	15,700	747,791
Life Technologies Corp.*	50,400	2,460,528
PerkinElmer, Inc.	27,600	763,416

		5,080,034

Machinery—3.0%
AGCO Corp.*	13,775	650,318
Dover Corp.	56,100	3,530,934
Eaton Corp.	31,950	1,592,068
Flowserve Corp.	15,200	1,755,752
Stanley Black & Decker, Inc.	7,600	584,896
Timken Co.	46,700	2,369,558

		10,483,526

Vantagepoint Select Value Fund
	Shares	Value
COMMON STOCKS—(Continued)
Media—1.1%
CBS Corp., Class B	32,450	$1,100,380
Omnicom Group, Inc.	44,700	2,264,055
Scripps Networks Interactive, Inc., Class A	12,400	603,756

		3,968,191

Metals & Mining—0.5%
Nucor Corp.	37,500	1,610,625

Multiline Retail—1.2%
Big Lots, Inc.*	41,325	1,777,802
Macy’s, Inc.	59,450	2,361,948

		4,139,750

Multi-Utilities—3.2%
CMS Energy Corp.	113,500	2,497,000
NiSource, Inc.	118,650	2,889,127
OGE Energy Corp.	16,400	877,400
PG&E Corp.	84,100	3,650,781
SCANA Corp.†	13,700	624,857
Xcel Energy, Inc.	32,500	860,275

		11,399,440

Oil, Gas & Consumable Fuels—4.5%
Cimarex Energy Co.	40,700	3,071,629
Energen Corp.	69,650	3,423,297
HollyFrontier Corp.	60,425	1,942,664
Murphy Oil Corp.	39,400	2,217,038
QEP Resources, Inc.	65,500	1,997,750
Southwestern Energy Co.*	69,600	2,129,760
Spectra Energy Corp.	26,675	841,596

		15,623,734

Paper & Forest Products—0.5%
MeadWestvaco Corp.	53,125	1,678,219

Personal Products—0.5%
Herbalife Ltd. (Cayman Islands)	26,325	1,811,687

Professional Services—2.2%
Dun & Bradstreet Corp. (The)	26,800	2,270,764
Equifax, Inc.	35,500	1,571,230
Manpower, Inc.	37,100	1,757,427
Towers Watson & Co., Class A	31,000	2,048,170

		7,647,591

Real Estate Investment Trusts (REITs)—6.3%
Annaly Capital Management, Inc. REIT†	126,900	2,007,558
BioMed Realty Trust, Inc. REIT	101,975	1,935,486
Brandywine Realty Trust REIT	164,975	1,893,913
Capstead Mortgage Corp. REIT	78,400	1,027,824
CBL & Associates Properties, Inc. REIT	110,775	2,095,863
Duke Realty Corp. REIT	328,332	4,708,281
DuPont Fabros Technology, Inc. REIT†	23,425	572,741
Entertainment Properties Trust REIT	24,400	1,131,672
Hatteras Financial Corp. REIT	54,200	1,512,180
Health Care REIT, Inc. REIT	44,250	2,431,980
Home Properties, Inc. REIT	28,520	1,740,005
Kilroy Realty Corp. REIT	19,125	891,416

		21,948,919

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Select Value Fund
	Shares	Value
COMMON STOCKS—(Continued)
Road & Rail—2.4%
Hertz Global Holdings, Inc.*	117,800	$1,771,712
Ryder System, Inc.	66,575	3,515,160
Werner Enterprises, Inc.	131,200	3,261,632

		8,548,504

Semiconductors & Semiconductor Equipment—2.7%
Analog Devices, Inc.	66,400	2,682,560
Applied Materials, Inc.	186,800	2,323,792
Cirrus Logic, Inc.*†	37,750	898,450
Lam Research Corp.*†	37,325	1,665,442
Linear Technology Corp.	24,425	823,122
Skyworks Solutions, Inc.*	42,100	1,164,065

		9,557,431

Software—1.5%
BMC Software, Inc.*	25,500	1,024,080
Cadence Design Systems, Inc.*	140,450	1,662,928
Symantec Corp.*	28,950	541,365
Synopsys, Inc.*	61,800	1,894,788

		5,123,161

Specialty Retail—1.6%
Express, Inc.*	39,775	993,580
Foot Locker, Inc.	78,850	2,448,293
Pier 1 Imports, Inc.*	79,325	1,442,128
Signet Jewelers Ltd. (Bermuda)	11,975	566,178

		5,450,179

Textiles, Apparel & Luxury Goods—1.2%
PVH Corp.	10,400	929,032
V.F. Corp.	22,900	3,342,942

		4,271,974

Tobacco—0.2%
Lorillard, Inc.	5,775	747,747

Water Utilities—0.7%
American Water Works Co., Inc.	69,900	2,378,697

TOTAL COMMON STOCKS (Cost $279,823,379)		337,224,447

MONEY MARKET FUNDS—7.8%
Institutional Money Market Funds—7.8%
Dreyfus Institutional Cash Advantage Fund, 0.17%††¥	2,300,000	2,300,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%¥	14,530,257	14,530,257
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%††¥	1,506,239	1,506,239
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.20%††¥	2,300,000	2,300,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%††¥	2,300,000	2,300,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%††¥	2,300,000	2,300,000

Vantagepoint Select Value Fund
	Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.08%††¥	2,300,000	$2,300,000

TOTAL MONEY MARKET FUNDS (Cost $27,536,496)		27,536,496

TOTAL INVESTMENTS—104.0% (Cost $307,359,875)		364,760,943
Other assets less liabilities—(4.0%)		(13,944,264)

NET ASSETS—100.0%		$350,816,679

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
	Shares	Value
COMMON STOCKS—97.6%
Aerospace & Defense—0.2%
Rockwell Collins, Inc.	37,200	$2,141,232

Air Freight & Logistics—2.6%
C.H. Robinson Worldwide, Inc.	141,525	9,268,472
Expeditors International of Washington, Inc.	145,205	6,753,485
FedEx Corp.	118,100	10,860,476

		26,882,433

Airlines—0.7%
United Continental Holdings, Inc.*†	354,595	7,623,793

Auto Components—1.2%
Allison Transmission Holdings, Inc.*	205,940	4,917,847
Autoliv, Inc. (Sweden)†	56,000	3,754,800
BorgWarner, Inc.*†	19,200	1,619,328
Gentex Corp.	96,200	2,356,900

		12,648,875

Biotechnology—1.6%
Amylin Pharmaceuticals, Inc.*	418,730	10,451,501
Human Genome Sciences, Inc.*†	365,200	3,009,248
Myriad Genetics, Inc.*	127,800	3,023,748

		16,484,497

Building Products—1.2%
Masco Corp.	483,400	6,463,058
Owens Corning, Inc.*	171,705	6,186,531

		12,649,589

Capital Markets—3.8%
Bank of New York Mellon Corp. (The)	484,000	11,678,920
Fortress Investment Group LLC, Class A	1,444,700	5,143,132
Greenhill & Co., Inc.†	116,775	5,096,061
Lazard Ltd., Class A (Bermuda)	63,800	1,822,128
SEI Investments Co.	412,615	8,537,004
TD Ameritrade Holding Corp.	367,200	7,248,528

		39,525,773

Chemicals—1.5%
Airgas, Inc.	55,100	4,902,247
Ecolab, Inc.	76,700	4,733,924
FMC Corp.	52,140	5,519,540

		15,155,711

Commercial Banks—1.6%
Fifth Third Bancorp	600,700	8,439,835
First Interstate BancSystem, Inc.†	247,300	3,615,526
Synovus Financial Corp.†	2,461,900	5,046,895

		17,102,256

Commercial Services & Supplies—0.4%
Copart, Inc.*	157,600	4,108,632

Communications Equipment—1.2%
Acme Packet, Inc.*†	72,450	1,993,824
ADTRAN, Inc.	199,925	6,235,661
F5 Networks, Inc.*	34,500	4,656,120

		12,885,605

Computers & Peripherals—2.0%
Dell, Inc.*	1,106,000	18,359,600

Vantagepoint Aggressive Opportunities Fund
	Shares	Value
COMMON STOCKS—(Continued)
NetApp, Inc.*	62,600	$2,802,602

		21,162,202

Construction & Engineering—1.6%
ACS Actividades de Construccion y Servicios SA (Spain)†	304,000	7,776,644
Jacobs Engineering Group, Inc.*	111,720	4,957,016
URS Corp.	95,100	4,043,652

		16,777,312

Construction Materials—1.5%
Cemex SAB de CV ADR (Mexico)*†	1,134,155	8,801,046
Vulcan Materials Co.	160,924	6,876,282

		15,677,328

Distributors—0.4%
Pool Corp.	111,200	4,161,104

Diversified Consumer Services—0.4%
Weight Watchers International, Inc.†	48,240	3,723,646

Diversified Financial Services—1.2%
KKR Financial Holdings LLC	846,000	7,791,660
NASDAQ OMX Group, Inc. (The)*	173,800	4,501,420

		12,293,080

Diversified Telecommunication Services—2.3%
Level 3 Communications, Inc.*	401,133	10,321,152
tw telecom inc.*	640,000	14,182,400

		24,503,552

Electrical Equipment—2.4%
AMETEK, Inc.	213,970	10,379,685
Babcock & Wilcox Co. (The)*	172,675	4,446,381
Cooper Industries plc	98,200	6,279,890
Polypore International, Inc.*†	100,200	3,523,032

		24,628,988

Electronic Equipment, Instruments & Components—0.6%
FLIR Systems, Inc.	82,700	2,093,137
Trimble Navigation Ltd.*	73,398	3,994,319

		6,087,456

Energy Equipment & Services—1.1%
Cameron International Corp.*	81,000	4,279,230
Core Laboratories NV (Netherlands)†	20,600	2,710,342
Oil States International, Inc.*	55,100	4,301,106

		11,290,678

Food & Staples Retailing—0.6%
Safeway, Inc.†	218,000	4,405,780
Whole Foods Market, Inc.	26,200	2,179,840

		6,585,620

Food Products—0.4%
Hershey Co. (The)	66,900	4,102,977

Health Care Equipment & Supplies—1.9%
Boston Scientific Corp.*	1,410,600	8,435,388
Gen-Probe, Inc.*	126,500	8,400,865
Hologic, Inc.*	150,100	3,234,655

		20,070,908

Health Care Providers & Services—3.0%
DaVita, Inc.*	177,200	15,978,124

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
	Shares	Value
COMMON STOCKS—(Continued)
Health Management Associates, Inc., Class A*	368,100	$2,473,632
Lincare Holdings, Inc.	230,330	5,960,940
WellPoint, Inc.	94,400	6,966,720

		31,379,416

Health Care Technology—0.7%
SXC Health Solutions Corp.*	97,710	7,324,342

Hotels, Restaurants & Leisure—1.9%
Bwin.Party Digital Entertainment plc (Gibraltar)	1,534,000	3,807,099
Intercontinental Hotels Group plc ADR (United Kingdom)†	461,000	10,704,420
P.F. Chang’s China Bistro, Inc.†	128,000	5,058,560

		19,570,079

Household Durables—1.6%
Lennar Corp., Class A†	229,300	6,232,374
NVR, Inc.*	8,910	6,471,600
Tempur-Pedic International, Inc.*	47,500	4,010,425

		16,714,399

Household Products—1.0%
Church & Dwight Co., Inc.	51,800	2,548,042
Energizer Holdings, Inc.*	100,700	7,469,926

		10,017,968

Independent Power Producers & Energy Traders—0.6%
Calpine Corp.*	357,900	6,159,459

Industrial Conglomerates—1.0%
Koninklijke Philips Electronics NV NYRS (Netherlands)	528,000	10,744,800

Insurance—7.8%
Aflac, Inc.	68,000	3,127,320
Aon Corp.	238,000	11,676,280
Assured Guaranty Ltd. (Bermuda)	517,500	8,549,100
Axis Capital Holdings Ltd.
(Bermuda)	144,000	4,776,480
Fairfax Financial Holdings Ltd.
(Canada)†	29,900	12,037,402
Genworth Financial, Inc., Class A*	741,400	6,168,448
Hartford Financial Services Group, Inc.	284,600	5,999,368
Loews Corp.	273,000	10,884,510
RenaissanceRe Holdings Ltd. (Bermuda)	108,000	8,178,840
Syncora Holdings Ltd. (Bermuda)*†	626,661	144,132
Travelers Cos., Inc. (The)	87,000	5,150,400
XL Group plc (Ireland)	238,900	5,181,741

		81,874,021

Internet & Catalog Retail—1.6%
Expedia, Inc.†	79,799	2,668,479
Liberty Interactive Corp., Series A*	403,575	7,704,247
TripAdvisor, Inc.*†	182,669	6,515,803

		16,888,529

Internet Software & Services—2.7%
Active Network, Inc. (The)*	117,400	1,975,842
eBay, Inc.*	248,500	9,167,165
Rackspace Hosting, Inc.*	112,900	6,524,491
VeriSign, Inc.	285,875	10,960,448

		28,627,946

Vantagepoint Aggressive Opportunities Fund
	Shares	Value
COMMON STOCKS—(Continued)
IT Services—5.2%
Alliance Data Systems Corp.*†	63,700	$8,023,652
Amdocs Ltd.*	365,200	11,533,016
FleetCor Technologies, Inc.*	111,500	4,322,855
Gartner, Inc.*	126,300	5,385,432
Genpact Ltd. (Bermuda)*	438,060	7,140,378
Global Payments, Inc.‡	89,700	4,258,059
NeuStar, Inc., Class A*	160,900	5,993,525
Teradata Corp.*	48,600	3,312,090
Vantiv, Inc., Class A*	63,500	1,246,505
VeriFone Systems, Inc.*	57,200	2,966,964

		54,182,476

Life Sciences Tools & Services—1.2%
BG Medicine, Inc.*†	353,500	2,481,570
Mettler-Toledo International, Inc.*	17,300	3,196,175
Waters Corp.*	78,365	7,261,301

		12,939,046

Machinery—3.4%
Eaton Corp.	80,500	4,011,315
Gardner Denver, Inc.	50,900	3,207,718
Navistar International Corp.*	98,800	3,996,460
Nordson Corp.	32,800	1,787,928
PACCAR, Inc.	112,840	5,284,297
Pall Corp.	54,000	3,220,020
SPX Corp.	43,700	3,388,061
Stanley Black & Decker, Inc.	92,800	7,141,888
WABCO Holdings, Inc.*	66,900	4,046,112

		36,083,799

Media—4.4%
AMC Networks, Inc., Class A*	95,145	4,246,321
DIRECTV, Class A*	234,000	11,545,560
Discovery Communications, Inc., Class C *	164,900	7,730,512
National CineMedia, Inc.†	146,800	2,246,040
Virgin Media, Inc.†	405,900	10,139,382
Walt Disney Co. (The)	237,000	10,375,860

		46,283,675

Multiline Retail—0.5%
Big Lots, Inc.*	112,650	4,846,203

Oil, Gas & Consumable Fuels—6.6%
Cabot Oil & Gas Corp.	100,890	3,144,741
Chesapeake Energy Corp.	695,000	16,103,150
Cobalt International Energy, Inc.*	102,310	3,072,369
Concho Resources, Inc.*	41,500	4,236,320
CONSOL Energy, Inc.	319,465	10,893,757
Denbury Resources, Inc.*	165,600	3,018,888
EXCO Resources, Inc.†	293,000	1,942,590
Newfield Exploration Co.*	166,095	5,760,175
Pioneer Natural Resources Co.	49,250	5,495,807
QEP Resources, Inc.	133,300	4,065,650
Southwestern Energy Co.*	85,500	2,616,300
Whiting Petroleum Corp.*	153,800	8,351,340

		68,701,087

Personal Products—0.4%
Herbalife Ltd. (Cayman Islands)	66,900	4,604,058

Pharmaceuticals—2.3%
Forest Laboratories, Inc.*	138,300	4,797,627
Medicis Pharmaceutical Corp., Class A	102,500	3,852,975

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
	Shares	Value
COMMON STOCKS—(Continued)
Nektar Therapeutics*†	283,200	$2,242,944
Salix Pharmaceuticals Ltd.*	15,900	834,750
Shire plc ADR (Ireland)	40,400	3,827,900
Watson Pharmaceuticals, Inc.*	124,480	8,347,629

		23,903,825

Professional Services—2.4%
Equifax, Inc.	165,350	7,318,391
IHS, Inc., Class A*	47,000	4,401,550
Manpower, Inc.	48,600	2,302,182
Nielsen Holdings NV*	166,100	5,006,254
Robert Half International, Inc.	207,135	6,276,190

		25,304,567

Real Estate Investment Trusts (REITs)—0.9%
American Tower Corp. REIT	60,500	3,812,710
Hatteras Financial Corp. REIT	190,740	5,321,646

		9,134,356

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc.	36,100	3,007,491

Road & Rail—1.0%
Kansas City Southern*	77,700	5,570,313
Old Dominion Freight Line, Inc.*	99,600	4,747,932

		10,318,245

Semiconductors & Semiconductor Equipment—4.7%
Altera Corp.	81,800	3,257,276
Analog Devices, Inc.	86,400	3,490,560
ASML Holding NV NYRS (Netherlands)	72,300	3,625,122
Broadcom Corp., Class A*	88,500	3,478,050
Integrated Device Technology, Inc.*	1,204,600	8,612,890
Marvell Technology Group Ltd. (Bermuda)*	541,100	8,511,503
Micron Technology, Inc.*	595,400	4,822,740
NVIDIA Corp.*	432,450	6,655,405
Skyworks Solutions, Inc.*	249,315	6,893,560

		49,347,106

Software—5.2%
Adobe Systems, Inc.*	213,200	7,314,892
ANSYS, Inc.*	38,300	2,490,266
Citrix Systems, Inc.*	81,665	6,444,185
Factset Research Systems, Inc.	73,785	7,307,666
Informatica Corp.*	60,400	3,195,160
MICROS Systems, Inc.*	137,913	7,625,210
Red Hat, Inc.*	167,875	10,054,034
Rovi Corp.*	214,065	6,967,816
Solera Holdings, Inc.	65,700	3,014,973

		54,414,202

Specialty Retail—1.5%
CarMax, Inc.*	155,980	5,404,707
O’Reilly Automotive, Inc.*†	43,200	3,946,320
Sally Beauty Holdings, Inc.*	61,400	1,522,720
Tiffany & Co.	32,900	2,274,377
Tractor Supply Co.	31,300	2,834,528

		15,982,652

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.	68,000	5,255,040
Hanesbrands, Inc.*	110,100	3,252,354

		8,507,394

Vantagepoint Aggressive Opportunities Fund
	Shares	Value
COMMON STOCKS—(Continued)
Thrifts & Mortgage Finance—0.4%
People’s United Financial, Inc.	303,900	$4,023,636

Trading Companies & Distributors—1.2%
Aircastle Ltd.	382,900	4,686,696
MSC Industrial Direct Co., Inc., Class A	88,335	7,356,539

		12,043,235

Wireless Telecommunication Services—0.9%
SBA Communications Corp., Class A*	193,300	9,821,573

TOTAL COMMON STOCKS (Cost $871,505,441)		1,021,022,832

MONEY MARKET FUNDS—11.1%
Institutional Money Market Funds—11.1%
Dreyfus Institutional Cash Advantage Fund, 0.17%††¥	15,000,000	15,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%¥	24,826,480	24,826,480
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%††¥	16,534,915	16,534,915
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.20%††¥	15,000,000	15,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%††¥	15,000,000	15,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%††¥	15,000,000	15,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.08%††¥	15,000,000	15,000,000

TOTAL MONEY MARKET FUNDS (Cost $116,361,395)		116,361,395

TOTAL INVESTMENTS—108.7% (Cost $987,866,836)		1,137,384,227
Other assets less liabilities—(8.7%)		(90,956,022)

NET ASSETS—100.0%		$1,046,428,205

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Discovery Fund
	Shares	Value
COMMON STOCKS—48.5%
Aerospace & Defense—0.4%
Kratos Defense & Security Solutions, Inc.*†	157,300	$839,982

Automobiles—0.7%
Tesla Motors, Inc.*†	38,200	1,422,568

Biotechnology—1.6%
Arena Pharmaceuticals, Inc.*†	426,258	1,308,612
Incyte Corp. Ltd.*†	59,800	1,154,140
Rigel Pharmaceuticals, Inc.*	113,200	911,260

		3,374,012

Capital Markets—2.0%
BGC Partners, Inc., Class A	155,500	1,149,145
Fifth Street Finance Corp.†	107,000	1,044,320
Knight Capital Group, Inc., Class A*	79,000	1,016,730
Uranium Participation Corp. (Canada)*	168,978	965,637

		4,175,832

Chemicals—0.5%
EcoSynthetix, Inc. - Legend Shares (Canada)*‡	24,500	136,568
EcoSynthetix, Inc. (Canada)*	182,100	1,015,065

		1,151,633

Commercial Banks—1.2%
First Midwest Bancorp, Inc./Illinois	53,575	641,828
Hudson Valley Holding Corp.†	55,489	895,038
MB Financial, Inc.	52,000	1,091,480

		2,628,346

Commercial Services & Supplies—0.5%
United Stationers, Inc.	37,000	1,148,110

Communications Equipment—3.2%
Arris Group, Inc.*	90,800	1,026,040
Comverse Technology, Inc.*	140,600	965,922
Emulex Corp.*	94,300	978,834
Extreme Networks, Inc.*†	225,300	862,899
Mitel Networks Corp. (Canada)*†	273,870	1,174,902
NETGEAR, Inc.*	30,800	1,176,560
Parkervision, Inc.*†	604,972	647,320

		6,832,477

Construction & Engineering—1.4%
EMCOR Group, Inc.	40,300	1,117,116
Great Lakes Dredge & Dock Corp.	80,500	581,210
Michael Baker Corp.*	49,200	1,173,420

		2,871,746

Consumer Finance—0.6%
DFC Global Corp.*	66,000	1,245,420

Containers & Packaging—0.5%
AptarGroup, Inc.	17,300	947,521

Diversified Consumer Services—0.5%
Steiner Leisure Ltd. (Bahamas)*	22,500	1,098,675

Diversified Financial Services—0.4%
Gain Capital Holdings, Inc.†	158,500	795,670

Vantagepoint Discovery Fund
	Shares	Value
COMMON STOCKS—(Continued)
Diversified Telecommunication Services—0.3%
Neutral Tandem, Inc.*	49,800	$607,062

Electric Utilities—1.3%
Portland General Electric Co.	36,800	919,264
Unisource Energy Corp.	23,900	874,023
Westar Energy, Inc.	32,400	904,932

		2,698,219

Electronic Equipment, Instruments & Components—1.0%
Fabrinet (Cayman Islands)*†	57,100	1,011,241
Park Electrochemical Corp.	39,500	1,194,085

		2,205,326

Energy Equipment & Services—0.8%
C&J Energy Services, Inc.*^‡	94,000	1,672,260

Food Products—1.5%
Cosan SA Industria e Comercio (Brazil)	64,100	1,190,386
Darling International, Inc.*	61,500	1,071,330
Omega Protein Corp.*	125,500	955,055

		3,216,771

Health Care Equipment & Supplies—1.4%
Greatbatch, Inc.*	36,700	899,884
ICU Medical, Inc.*†	22,700	1,115,932
Merit Medical Systems, Inc.*	80,500	999,810

		3,015,626

Health Care Providers & Services—1.8%
Amsurg Corp.*	31,800	889,764
Ensign Group, Inc. (The)	32,500	882,700
LHC Group, Inc.*	58,000	1,074,740
Mednax, Inc.*	12,400	922,188

		3,769,392

Hotels, Restaurants & Leisure—0.5%
Whistler Blackcomb Holdings, Inc. (Canada)	69,700	745,600
Whistler Blackcomb Holdings, Inc. (Canada)‡	30,100	321,988

		1,067,588

Industrial Conglomerates—0.6%
Carlisle Cos., Inc.	24,000	1,198,080

Insurance—0.5%
Platinum Underwriters
Holdings Ltd. (Bermuda)	30,700	1,120,550

Internet & Catalog Retail—0.5%
PetMed Express, Inc.†	87,700	1,085,726

Internet Software & Services—1.5%
Earthlink, Inc.	142,000	1,134,580
KIT Digital, Inc.*†	127,752	919,814
XO Group, Inc.*	124,700	1,170,933

		3,225,327

Machinery—1.5%
Altra Holdings, Inc.*	64,300	1,234,560
John Bean Technologies Corp.	66,000	1,069,200
Wabash National Corp.*	92,800	960,480

		3,264,240

Metals & Mining—2.6%
Allied Nevada Gold Corp.*	29,900	972,647
Carpenter Technology Corp.	17,200	898,356

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Discovery Fund
	Shares	Value
COMMON STOCKS—(Continued)
New Gold, Inc. (Canada)*	87,600	$865,488
Romarco Minerals, Inc. (Canada)*	797,900	791,940
Sandstorm Gold Ltd. (Canada)*Ω	484,700	913,566
Universal Stainless & Alloy Products, Inc.*	26,600	1,136,352

		5,578,349

Oil, Gas & Consumable Fuels—4.3%
Alberta Oilsands, Inc. (Canada)*	1,498,600	217,853
Berry Petroleum Co., Class A	20,700	975,591
Bonanza Creek Energy, Inc.*†	52,000	1,136,200
BPZ Resources, Inc.*†	317,100	1,277,913
Karoon Gas Australia Ltd. (Australia)*	180,888	1,223,324
Oilsands Quest, Inc. (Canada)*†‡	2,055,636	183,980
Porto Energy Corp.*	1,616,400	218,772
Swift Energy Co.*	37,300	1,082,819
Synergy Resources Corp.*	322,500	1,080,375
Triangle Petroleum Corp.*†	115,400	796,260
Warren Resources, Inc.*	300,800	980,608

		9,173,695

Pharmaceuticals—0.5%
Medicines Co. (The)*	57,200	1,148,004

Real Estate Investment Trusts (REITs)—3.1%
Anworth Mortgage Asset Corp. REIT	140,200	922,516
Capstead Mortgage Corp. REIT	59,400	778,734
CreXus Investment Corp. REIT	91,318	944,228
Gladstone Commercial Corp. REIT	55,500	955,155
Medical Properties Trust, Inc. REIT	101,400	940,992
MFA Financial, Inc. REIT	125,200	935,244
Summit Hotel Properties, Inc. REIT	142,900	1,083,182

		6,560,051

Real Estate Management & Development—0.5%
Brasil Brokers Participacoes SA (Brazil)	260,100	1,124,210

Road & Rail—0.5%
Quality Distribution, Inc.*	72,100	993,538

Semiconductors & Semiconductor Equipment—1.1%
Microsemi Corp.*	57,000	1,222,080
PMC - Sierra, Inc.*	145,900	1,054,857

		2,276,937

Software—1.0%
JDA Software Group, Inc.*	40,400	1,110,192
SeaChange International, Inc.*	139,743	1,087,201

		2,197,393

Specialty Retail—2.6%
Cato Corp. (The), Class A	41,800	1,155,352
Children’s Place Retail Stores, Inc. (The)*	16,900	873,223
Destination Maternity Corp.	67,100	1,246,047
Hot Topic, Inc.	93,700	951,055
Shoe Carnival, Inc.*	41,500	1,337,130

		5,562,807

Vantagepoint Discovery Fund
	Shares	Value
COMMON STOCKS—(Continued)
Textiles, Apparel & Luxury Goods—1.1%
Skechers U.S.A., Inc., Class A*†	98,700	$1,255,464
True Religion Apparel, Inc.*	39,500	1,082,300

		2,337,764

Thrifts & Mortgage Finance—0.6%
Flushing Financial Corp.	88,117	1,186,055

Trading Companies & Distributors—3.0%
Applied Industrial Technologies, Inc.	22,500	925,425
CAI International, Inc.*	56,000	1,018,080
H&E Equipment Services, Inc.*	48,400	915,728
SeaCube Container Leasing Ltd.	80,800	1,389,760
TAL International Group, Inc.†	27,353	1,004,129
Textainer Group Holdings Ltd.†	32,100	1,088,190

		6,341,312

Water Utilities—0.5%
Companhia de Saneamento de Minas Gerais—Copasa MG (Brazil)	42,300	995,948

Wireless Telecommunication Services—0.4%
Leap Wireless International, Inc.*†	89,100	777,843

TOTAL COMMON STOCKS (Cost $91,437,480)		102,932,065

CONVERTIBLE PREFERRED STOCKS—0.5%
Leisure Equipment & Products—0.5%
Callaway Golf Co., Perpetual, Series B 7.500%	11,000	1,133,000

Real Estate Management & Development—0.0%
Grubb & Ellis Co. 12.000%*^	5,800	4,060
Grubb & Ellis Co., Perpetual 12.000%*^	5,200	3,640

		7,700

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,112,130)		1,140,700

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—23.6%
Aerospace & Defense—0.3%
Boeing Co. (The)
1.875%	11/20/2012		$450,000	454,148
Raytheon Co.
1.400%	12/15/2014		145,000	147,500

				601,648

Auto Components—0.1%
Johnson Controls, Inc.
0.941%	02/04/2014	#	290,000	290,859

Automobile—0.5%
Daimler Finance North America LLC
2.300%	01/09/2015	^	480,000	492,444
Volkswagen International Finance NV (Netherlands)
1.625%	03/22/2015	^	500,000	500,346

				992,790

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Beverages—1.0%
Anheuser-Busch InBev Worldwide, Inc.
9.750%	11/17/2015		BRL	1,030,000	$615,873
2.500%	03/26/2013			$470,000	478,632
Coca-Cola Enterprises, Inc.
1.125%	11/12/2013			530,000	532,293
SABMiller Holdings, Inc.
2.450%	01/15/2017	^		270,000	273,694
1.850%	01/15/2015	^		220,000	223,105

					2,123,597

Biotechnology—0.2%
Amgen, Inc.
1.875%	11/15/2014			330,000	337,835
Gilead Sciences, Inc.
2.400%	12/01/2014			140,000	144,930

					482,765

Capital Markets—1.1%
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015			100,000	100,189
Goldman Sachs Group, Inc. (The)
1.527%	02/07/2014	#		570,000	560,000
Merrill Lynch & Co., Inc., Series C MTN
6.050%	08/15/2012			225,000	228,929
Morgan Stanley
1.533%	04/29/2013	#		610,000	604,901
TD Ameritrade Holding Corp.
4.150%	12/01/2014			410,000	438,282
WCI Finance LLC/WEA Finance LLC
5.400%	10/01/2012	^		450,000	459,448

					2,391,749

Chemicals—0.1%
Ecolab, Inc.
2.375%	12/08/2014			110,000	114,007

Commercial Banks—3.6%
Banco Bradesco SA (Brazil)
2.598%	05/16/2014	#^		300,000	304,778
Banco de Credito del Peru (Peru)
4.750%	03/16/2016	^		420,000	434,700
Bank of Nova Scotia (Canada)
1.850%	01/12/2015			200,000	204,575
Barclays Bank plc (United Kingdom)
1.617%	01/13/2014	#		520,000	518,526
BB&T Corp., Series A MTN
3.375%	09/25/2013			200,000	206,958
Capital One Financial Corp.
2.125%	07/15/2014			340,000	342,128
CIT Group, Inc.
4.750%	02/15/2015	^		270,000	273,058
HSBC Bank plc (United Kingdom)
1.625%	07/07/2014	^†		360,000	361,254
HSBC USA, Inc.
2.375%	02/13/2015			240,000	241,812
ING Bank NV (Netherlands)
3.750%	03/07/2017	^		500,000	495,787
1.524%	03/15/2013	#^†		570,000	570,357
KeyCorp MTN
3.750%	08/13/2015			230,000	243,306
Nordea Bank AB (Sweden)
1.467%	01/14/2014	#^		500,000	498,926

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015	^		$300,000	$301,583
Royal Bank of Scotland plc (The) (United Kingdom)
3.250%	01/11/2014			520,000	527,592
SunTrust Bank, Series G MTN
1.152%	06/22/2012	#	GBP	330,000	526,633
Union Bank NA, Bank Note
2.125%	12/16/2013			530,000	539,094
US Bancorp
4.200%	05/15/2014			500,000	535,308
Wachovia Bank NA, Bank Note
4.800%	11/01/2014			545,000	584,485

					7,710,860

Communications Equipment—0.3%
Cisco Systems, Inc.
0.724%	03/14/2014	#		680,000	683,866

Computers & Peripherals—0.1%
Hewlett-Packard Co.
2.024%	09/19/2014	#		300,000	302,435

Consumer Finance—2.4%
Ally Financial, Inc.
4.500%	02/11/2014			400,000	401,500
American Express Credit Corp., Series D MTN
5.125%	08/25/2014			300,000	326,464
American Honda Finance Corp.
2.375%	03/18/2013	^		200,000	203,510
1.450%	02/27/2015	^		470,000	472,518
Banque PSA Finance SA (France)
2.481%	04/04/2014	#^		540,000	521,542
Caterpillar Financial Services Corp., Series G MTN
1.375%	05/20/2014			360,000	365,559
Ford Motor Credit Co. LLC
3.875%	01/15/2015			470,000	474,899
International Lease Finance Corp.
6.500%	09/01/2014	^		200,000	212,250
4.875%	04/01/2015			210,000	208,002
John Deere Capital Corp. MTN
1.600%	03/03/2014			270,000	274,959
PACCAR Financial Corp. MTN
1.550%	09/29/2014			210,000	213,801
0.691%	04/05/2013	#		360,000	361,731
RCI Banque SA (France)
2.451%	04/11/2014	#^		800,000	773,720
Toyota Motor Credit Corp. MTN
1.000%	02/17/2015			360,000	360,192

					5,170,647

Containers & Packaging—0.1%
Rock-Tenn Co.
4.450%	03/01/2019	^		160,000	160,956

Diversified Financial Services—3.1%
Bank of America Corp. MTN
4.900%	05/01/2013			225,000	231,773
Bank of America Corp., Series 1
3.750%	07/12/2016			130,000	130,776
Caisse Centrale Desjardins du Quebec (Canada)
1.700%	09/16/2013	^		450,000	453,205
Citigroup, Inc.
6.000%	12/13/2013			175,000	185,487

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
5.300%	10/17/2012			$175,000	$178,501
4.450%	01/10/2017			225,000	235,941
1.353%	02/15/2013	#		470,000	467,864
CME Group, Inc.
5.400%	08/01/2013			200,000	211,954
Equifax, Inc.
4.450%	12/01/2014			80,000	84,934
ERAC USA Finance LLC
2.250%	01/10/2014	^		400,000	402,742
General Electric Capital Corp.
5.900%	05/13/2014			260,000	285,918
2.800%	01/08/2013			400,000	406,866
2.150%	01/09/2015			240,000	245,315
General Electric Capital Corp. MTN
1.098%	04/07/2014	#		300,000	300,591
General Electric Capital Corp., Series A MTN
3.750%	11/14/2014			390,000	415,039
JPMorgan Chase & Co.
4.750%	05/01/2013			350,000	364,601
JPMorgan Chase & Co. MTN
1.875%	03/20/2015			105,000	105,344
1.361%	01/24/2014	#		540,000	542,686
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015			460,000	477,003
National Rural Utilities Cooperative Finance Corp.
1.125%	11/01/2013			215,000	216,587
1.000%	02/02/2015	†		200,000	200,384
Western Union Co. (The)
1.055%	03/07/2013	#		390,000	392,303

					6,535,814

Diversified Telecommunication Services—0.8%
AT&T, Inc.
0.875%	02/13/2015			530,000	527,231
BellSouth Corp.
4.750%	11/15/2012			100,000	102,542
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014			100,000	108,201
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013			105,000	108,150
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013			490,000	492,190
Verizon Communications, Inc.
1.083%	03/28/2014	#		300,000	302,666

					1,640,980

Electric Utilities—1.2%
Cia de Eletricidade do Estado da Bahia (Brazil)
11.750%	04/27/2016	^	BRL	450,000	265,003
Consumers Energy Co., Series D
5.375%	04/15/2013			275,000	288,438
Georgia Power Co.
1.300%	09/15/2013			460,000	464,946
0.837%	01/15/2013	#		500,000	500,160
MidAmerican Energy Holdings Co.
3.150%	07/15/2012			300,000	302,114
Public Service Electric & Gas Co., Series B MTN
5.125%	09/01/2012			700,000	712,766

					2,533,427

Electronic Equipment, Instruments & Components—0.1%
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012			220,000	221,886

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Food & Staples Retailing—0.5%
Kroger Co. (The)
2.200%	01/15/2017		$500,000	$508,495
Safeway, Inc.
5.800%	08/15/2012		350,000	355,823
3.400%	12/01/2016		200,000	207,623

				1,071,941

Food Products—0.5%
General Mills, Inc.
5.250%	08/15/2013		750,000	796,202
Kraft Foods, Inc.
5.250%	10/01/2013		140,000	148,932
2.625%	05/08/2013		140,000	142,727

				1,087,861

Health Care Equipment & Supplies—0.5%
DENTSPLY International, Inc.
2.003%	08/15/2013	#	280,000	282,012
Stryker Corp.
3.000%	01/15/2015		300,000	316,148
2.000%	09/30/2016		400,000	410,459

				1,008,619

Health Care Providers & Services—0.5%
Aristotle Holding, Inc.
2.750%	11/21/2014	^	500,000	514,057
Quest Diagnostics, Inc.
1.324%	03/24/2014	#	160,000	161,413
WellPoint, Inc.
2.375%	02/15/2017		465,000	468,792

				1,144,262

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)
7.750%	03/01/2014		225,000	244,125

Industrial Conglomerates—0.2%
Danaher Corp.
0.724%	06/21/2013	#	500,000	501,516

Insurance—1.0%
Allstate Corp. (The)
6.200%	05/16/2014		300,000	333,239
MetLife, Inc.
2.375%	02/06/2014		190,000	194,807
Metropolitan Life Global Funding I
1.332%	01/10/2014	#^	700,000	700,955
New York Life Global Funding
0.728%	04/04/2014	#^	500,000	499,802
Prudential Financial, Inc., Series D MTN
3.625%	09/17/2012		355,000	359,579

				2,088,382

IT Services—0.3%
International Business Machines Corp.
0.550%	02/06/2015		610,000	607,244

Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014		400,000	426,192

Machinery—0.2%
Case New Holland, Inc.
7.750%	09/01/2013		200,000	214,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		$100,000	$100,245

				314,245

Media—0.1%
Viacom, Inc.
4.375%	09/15/2014		200,000	215,756

Metals & Mining—0.4%
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^†	280,000	277,900
Freeport-McMoRan Copper & Gold, Inc.
1.400%	02/13/2015		100,000	99,690
Steel Dynamics, Inc.
7.375%	11/01/2012		375,000	386,250

				763,840

Multiline Retail—0.3%
Target Corp.
0.735%	07/18/2014	#	700,000	702,489

Multi-Utilities—0.2%
DTE Energy Co.
1.180%	06/03/2013	#	370,000	371,516

Oil, Gas & Consumable Fuels—1.0%
ConocoPhillips
4.750%	02/01/2014		200,000	214,839
Kinder Morgan Energy Partners LP
5.850%	09/15/2012		370,000	377,697
Kinder Morgan Kansas, Inc.
6.500%	09/01/2012		460,000	470,350
Phillips 66
1.950%	03/05/2015	^	230,000	231,755
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	290,000	269,700
Tesoro Corp.
6.625%	11/01/2015		140,000	143,850
XTO Energy, Inc.
7.500%	04/15/2012		390,000	390,725

				2,098,916

Personal Products—0.2%
Revlon Consumer Products Corp.
9.750%	11/15/2015		380,000	410,400

Pharmaceuticals—0.5%
Novartis Capital Corp.
4.125%	02/10/2014		100,000	106,565
Teva Pharmaceutical Finance Co. BV (Netherlands Antilles)
1.423%	11/08/2013	#	490,000	494,955
Valeant Pharmaceuticals International
6.500%	07/15/2016	^	400,000	409,000

				1,010,520

Real Estate Investment Trusts (REITs)—0.7%
HCP, Inc.
2.700%	02/01/2014		570,000	578,205
Health Care REIT, Inc.
6.000%	11/15/2013		370,000	392,144
Simon Property Group LP
4.200%	02/01/2015		90,000	96,408

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Vornado Realty LP
4.250%	04/01/2015		$470,000	$493,137

				1,559,894

Semiconductors & Semiconductor Equipment—0.2%
Texas Instruments, Inc.
0.875%	05/15/2013		410,000	412,057

Software—0.5%
Microsoft Corp.
2.950%	06/01/2014		500,000	527,338
Oracle Corp.
3.750%	07/08/2014		480,000	513,870

				1,041,208

Textiles, Apparel & Luxury Goods—0.3%
Levi Strauss & Co.
8.875%	04/01/2016		350,000	362,253
VF Corp.
1.243%	08/23/2013	#	300,000	300,136

				662,389

Trading Companies & Distributors—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		260,000	260,975

Wireless Telecommunication Services—0.1%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		130,000	138,084

TOTAL CORPORATE OBLIGATIONS (Cost $49,454,147)				50,100,717

MORTGAGE-RELATED SECURITIES—5.8%
Commercial Mortgage-Backed Securities—0.4%
Extended Stay America Trust, Series 2010-ESHA, Class A
2.951%	11/05/2027	^	497,310	503,530
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		417,113	422,594

				926,124

U.S. Government Agency Mortgage-Backed Securities—4.2%
Federal National Mortgage Association
5.000%	07/01/2035		1,526,833	1,653,405
4.000%	11/01/2040 - 09/01/2041		1,180,703	1,239,430
3.500%	12/01/2020		554,199	582,158
0.616%	07/01/2016	#	1,500,000	1,508,424
Government National Mortgage Association, Series 2005-58, Class NJ
4.500%	08/20/2035		68,237	68,484
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.693%	10/07/2020	#	672,829	673,879
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.613%	11/06/2017	#	1,457,870	1,457,870
National Credit Union Administration Guaranteed Notes, Series 2011-R6, Class 1A
0.643%	05/07/2020	#	1,652,002	1,654,131

				8,837,781

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
U.S. Non-Agency Mortgage-Backed Securities—1.2%
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
2.900%	12/19/2035	#	$772,835	$535,040
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#‡	1,000,000	1,024,766
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.864%	03/25/2044	#	1,016,963	951,578
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 1A1
2.589%	10/25/2036	#	118,374	84,884

				2,596,268

TOTAL MORTGAGE-RELATED SECURITIES (Cost $12,602,636)				12,360,173

CONVERTIBLE DEBT OBLIGATIONS—0.1%
Oil, Gas & Consumable Fuels—0.1%
Rentech, Inc.
4.000%	04/15/2013		148,000	144,855

Real Estate Management & Development—0.0%
Grubb & Ellis Co.
7.950%	05/01/2015	^Δ	299,000	31,395

TOTAL CONVERTIBLE DEBT OBLIGATIONS (Cost $406,025)				176,250

U.S. TREASURY OBLIGATIONS—9.7%

U.S. Treasury Notes—9.7%
U.S. Treasury Note
0.500%	05/31/2013		1,000,000	1,003,047
0.375%	11/15/2014	‡‡	6,590,000	6,574,553
0.250%	11/30/2013 - 12/15/2014		12,605,000	12,561,955
0.125%	09/30/2013	‡‡	545,000	543,701

TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,705,120)				20,683,256

GOVERNMENT RELATED OBLIGATIONS—7.3%
U.S. Government Agencies—4.4%
Federal Home Loan Banks
0.375%	11/27/2013		2,650,000	2,651,630
Federal Home Loan Mortgage Corp.
1.000%	07/30/2014	‡‡	2,000,000	2,027,082
0.375%	11/27/2013		1,800,000	1,801,105
Federal National Mortgage Association
1.125%	06/27/2014	‡‡	2,000,000	2,036,150
National Credit Union Administration Guaranteed Notes, Series A1
0.262%	06/12/2013	#	570,000	569,647
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015		180,000	183,168

				9,268,782

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—1.9%
Ally Financial, Inc.
2.200%	12/19/2012		1,000,000	1,014,526
General Electric Capital Corp. MTN
2.125%	12/21/2012		1,000,000	1,013,863
US Central Federal Credit Union
1.900%	10/19/2012		1,000,000	1,009,384

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Western Corporate Federal Credit Union
1.750%	11/02/2012		$1,000,000	$1,009,058

				4,046,831

Non-U.S. Government Agencies—0.4%
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^	250,000	253,750
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015	^	500,000	507,798
Petrobras International Finance Co. (Cayman Islands)
2.875%	02/06/2015		160,000	164,573

				926,121

Sovereign Debt—0.1%
Panama Government International Bond (Panama)
7.250%	03/15/2015		150,000	174,075

U.S. Municipal Bonds—0.5%
Citizens Property Insurance Corp. Revenue Bonds, Series 2007-A (Florida)
5.000%	03/01/2013		150,000	156,052
State of Louisiana General Obligation Bonds, Series 2011-B (Louisiana)
0.969%	07/15/2014	#	670,000	670,422
University of California Revenue Bonds (California)
1.988%	05/15/2050	#	180,000	182,596

				1,009,070

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $15,320,859)				15,424,879

ASSET-BACKED SECURITIES—2.5%
Automobile—0.4%
Hyundai Capital Auto Funding Ltd. (Cayman Islands) Series 2010-8A, Class A
1.242%	09/20/2016	#^	950,000	933,665

Credit Card—0.8%
Discover Card Master Trust Series 2012-A1, Class A1
0.810%	08/15/2017		600,000	598,919
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		750,000	753,740
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
1.055%	02/15/2017	#^	350,000	350,000

				1,702,659

Other—0.7%
CenterPoint Energy Transition Bond Co. LLC Series 2012-1, Class A1
0.901%	04/15/2018		950,000	951,015
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015	^	580,000	581,516

				1,532,531

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Student Loan—0.6%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.593%	12/07/2020	#	$1,152,040	$1,156,279

TOTAL ASSET-BACKED SECURITIES (Cost $5,327,650)				5,325,134

			Shares	Value
WARRANTS—0.1%
Food Products—0.0%
Kulim Malaysia BHD (Malaysia), Expires 02/27/2016, Strike MYR 3.85*			60,350	19,601

Metals & Mining—0.1%
Sandstorm Gold Ltd. (Canada), Expires 10/19/2015, Strike CAD 1.00 *Ω			189,250	191,631

TOTAL WARRANTS (Cost $–)				211,232

MONEY MARKET FUNDS—8.7%
Institutional Money Market Funds—8.7%
Dreyfus Institutional Cash Advantage Fund, 0.17%††¥			2,500,000	2,500,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%¥			3,891,055	3,891,055
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%††¥			2,058,372	2,058,372
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.20%††¥			2,500,000	2,500,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%††¥			2,500,000	2,500,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%††¥			2,500,000	2,500,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.08%††¥			2,500,000	2,500,000

TOTAL MONEY MARKET FUNDS (Cost $18,449,427)				18,449,427

TOTAL INVESTMENTS—106.8% (Cost $215,815,474)				226,803,833
Other assets less liabilities—(6.8%)				(14,407,824)

NET ASSETS—100.0%				$212,396,009

Legend to the Schedule of Investments:

BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound Sterling
MTN	Medium Term Note
MYR	Malaysian Ringgit
REIT	Real Estate Investment Trust

#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $16,399,709, which represents 7.7% of Net Assets. The illiquid 144A securities represented 0.8% of Net Assets, and 10.4% of total 144A securities held. See footnote Ω below for other restricted securities.
†	Denotesall or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.
Ω	The aggregate value of restricted securities (excluding 144A issues) at period end amounted to $1,105,197, which represents 0.52% of Net Assets.
Δ	Security in default.

Additional Information on each holding is as follows.

Security	Acquisition Date	Acquisition Cost
Sandstorm Gold Ltd.	10/15/2010 - 12/06/2010	$346,434
Sandstorm Gold Ltd. (Warrant)	10/19/2010	$—

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint International Fund
	Shares	Value
COMMON STOCKS—96.5%
Argentina—0.1%
Arcos Dorados Holdings, Inc., Class A	60,595	$1,096,164

Australia—4.4%
AMP Ltd.	1,123,656	5,032,450
Coca-Cola Amatil Ltd.†	376,382	4,862,664
Cochlear Ltd.†	29,000	1,857,840
CSL Ltd.†	179,300	6,676,832
Imdex Ltd.	751,800	2,379,729
Insurance Australia Group Ltd.	640,200	2,260,512
Lend Lease Group	213,600	1,657,341
QBE Insurance Group Ltd.†	644,597	9,459,437
Regis Resources Ltd.*†	692,600	2,929,890
Sigma Pharmaceuticals Ltd.†	3,920,100	2,567,507
Telstra Corp. Ltd.	2,054,890	6,999,000
Treasury Wine Estates Ltd.	199,083	848,098
Woodside Petroleum Ltd.	101,701	3,675,486
Woolworths Ltd.	153,800	4,141,726

		55,348,512

Belgium—1.2%
Anheuser-Busch InBev NV	120,475	8,774,051
Colruyt SA	106,800	4,290,231
Tessenderlo Chemie NV	55,000	1,836,729

		14,901,011

Bermuda—0.3%
Golar LNG Ltd.	47,900	1,830,004
Lancashire Holdings Ltd.	185,700	2,332,892

		4,162,896

Brazil—1.8%
CCR SA	260,000	2,103,700
Cia de Bebidas das Americas ADR	47,500	1,962,700
Cia Siderurgica Nacional SA ADR	117,600	1,112,496
CPFL Energia SA ADR	67,000	2,026,750
Itau Unibanco Holding SA ADR	35,000	671,650
Itausa - Investimentos Itau SA	387,560	2,392,726
Petroleo Brasileiro SA ADR	186,400	4,764,384
Petroleo Brasileiro SA	149,800	1,907,941
Redecard SA	157,200	3,052,803
Vale SA ADR	19,400	452,602
Vale SA ADR	125,300	2,843,057

		23,290,809

Canada—4.1%
Aecon Group, Inc.	204,200	2,704,378
BCE, Inc.	212,100	8,492,931
Canadian National Railway Co.	508	40,351
Canadian Pacific Railway Ltd.†	112,178	8,519,919
Enbridge, Inc.	59,700	2,318,691
Gibson Energy, Inc.	127,200	2,688,231
Husky Energy, Inc.	82,400	2,096,659
Metro, Inc.	33,800	1,802,418
National Bank of Canada	35,100	2,793,009
Penn West Petroleum Ltd.	97,700	1,909,041
Rogers Communications, Inc., Class B	70,300	2,790,997
Royal Bank of Canada	41,300	2,393,657
Suncor Energy, Inc.	219,600	7,175,060
Trinidad Drilling Ltd.	226,800	1,473,421

Vantagepoint International Fund
	Shares	Value
COMMON STOCKS—(Continued)
Wajax Corp.	60,000	$2,929,470
Yamana Gold, Inc.	118,100	1,842,334

		51,970,567

Chile—0.2%
Enersis SA ADR	131,700	2,659,023

China—2.0%
Baidu, Inc. ADR*	53,579	7,810,211
China Construction Bank Corp., H Shares	5,931,600	4,578,123
China Shenhua Energy Co. Ltd., H Shares	995,866	4,212,319
Hengan International Group Co. Ltd.	142,500	1,437,480
Industrial & Commercial Bank of China, H Shares	4,597,715	2,965,905
SunVic Chemical Holdings Ltd.	3,152,800	977,996
Tencent Holdings Ltd.	60,100	1,677,660
Want Want China Holdings Ltd.	1,796,000	2,009,606

		25,669,300

Denmark—1.2%
Coloplast A/S, Class B	13,300	2,305,309
Novo Nordisk A/S, Class B	65,600	9,109,193
Topdanmark A/S *	14,050	2,444,998
Tryg A/S	36,100	2,039,094

		15,898,594

Finland—0.3%
Kesko Oyj, Class B	42,600	1,382,019
Kone Oyj, Class B†	36,000	2,004,571

		3,386,590

France—9.6%
Air Liquide SA	10,570	1,409,595
Carrefour SA	390,114	9,350,161
Cie de Saint-Gobain	197,889	8,829,208
Cie Generale d’Optique Essilor International SA	62,000	5,527,709
Danone SA	110,444	7,704,093
Dassault Systemes SA	25,500	2,348,200
EDF SA	117,200	2,675,613
France Telecom SA	671,040	9,952,107
L’Oreal SA	37,000	4,566,609
LVMH Moet Hennessy Louis Vuitton SA	9,408	1,618,970
Pernod-Ricard SA	44,308	4,632,634
Sanofi	232,721	18,057,179
Schneider Electric SA	99,427	6,504,599
Societe Generale SA	199,784	5,862,230
Technip SA	38,974	4,602,237
Total SA†	302,792	15,466,488
Unibail-Rodamco SE (Paris Exchange) REIT	30,401	6,081,890
Valeo SA	44,200	2,319,195
Vallourec SA	20,000	1,267,428
Vivendi SA	86,300	1,584,781
Zodiac Aerospace	16,328	1,698,758

		122,059,684

Germany—5.6%
Adidas AG	55,600	4,344,625
Allianz SE (Registered)	16,948	2,022,770

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint International Fund
	Shares	Value
COMMON STOCKS—(Continued)
Bayer AG	37,403	$2,630,512
Bayerische Motoren Werke AG	37,400	3,364,371
Beiersdorf AG	52,478	3,423,711
Brenntag AG	35,425	4,337,357
Daimler AG (Registered)†	35,038	2,112,800
Delticom AG	19,200	2,045,367
Deutsche Telekom AG (Registered)	343,607	4,139,835
Duerr AG	59,900	3,812,594
Linde AG	52,755	9,463,467
Muenchener Rueckversicherungs AG (Registered)	16,849	2,540,847
RWE AG	300,873	14,367,931
SAP AG	69,100	4,826,337
Suedzucker AG	66,000	2,101,340
TAG Immobilien AG*	250,900	2,337,983
Volkswagen AG	21,000	3,385,955

		71,257,802

Greece—0.4%
Hellenic Petroleum SA	231,638	1,796,305
Motor Oil Hellas Corinth Refineries SA	63,400	515,789
National Bank of Greece SA (Registered)*	977,800	2,533,391

		4,845,485

Hong Kong—5.3%
AIA Group Ltd.	1,969,000	7,228,432
Beijing Enterprises Holdings Ltd.†	458,565	2,795,317
Belle International Holdings Ltd.	1,424,837	2,564,285
BOC Hong Kong Holdings Ltd.	530,745	1,464,602
China Merchants Holdings International Co. Ltd.†	598,000	2,002,814
China Mobile Ltd.	892,134	9,823,803
China Resources Land Ltd.†	928,000	1,604,333
China Resources Power Holdings Co. Ltd.	796,000	1,474,664
CLP Holdings Ltd.	480,000	4,139,644
CNOOC Ltd.	2,511,000	5,139,949
Galaxy Entertainment Group Ltd.*†	1,093,000	3,005,897
Hang Seng Bank Ltd.†	163,694	2,177,969
Henderson Land Development Co. Ltd.	286,999	1,585,791
Hong Kong & China Gas Co. Ltd.	1,783,300	4,575,307
Hongkong Land Holdings Ltd.	251,970	1,466,368
Jardine Matheson Holdings Ltd.	45,200	2,264,090
Link (The) REIT	596,000	2,217,684
MGM China Holdings Ltd.	294,950	538,428
NWS Holdings Ltd.	429,948	660,313
Sino Land Co. Ltd.	1,815,838	2,912,058
SmarTone Telecommunications
Holdings Ltd.	1,284,500	2,639,932
Sun Hung Kai Properties Ltd.	378,954	4,715,454

		66,997,134

India—0.8%
Axis Bank Ltd., Reg S GDR	107,752	2,417,554

Vantagepoint International Fund
	Shares	Value
COMMON STOCKS—(Continued)
ICICI Bank Ltd. ADR	75,200	$2,622,224
Larsen & Toubro Ltd. GDR	18,702	480,537
Larsen & Toubro Ltd. GDR	81,877	2,099,774
Larsen & Toubro Ltd. GDR	3,057	77,483
Tata Motors Ltd. ADR	91,800	2,475,846

		10,173,418

Indonesia—0.3%
Astra International Tbk PT	246,500	1,994,488
Bank Rakyat Indonesia Persero Tbk PT	263,000	200,436
Perusahaan Gas Negara Persero Tbk PT	5,369,500	2,237,332

		4,432,256

Ireland—0.8%
Accenture plc, Class A	23,318	1,504,011
Covidien plc	47,286	2,585,598
Shire plc	84,359	2,699,182
WPP plc	231,221	3,161,519

		9,950,310

Israel—0.9%
Bank Hapoalim BM	605,730	2,246,918
Rami Levi Chain Stores
Hashikma Marketing 2006 Ltd.	66,215	2,308,928
Teva Pharmaceutical Industries Ltd. ADR	145,300	6,547,218

		11,103,064

Italy—2.4%
Banca Generali SpA	81,223	1,089,753
ENI SpA	445,834	10,448,191
Fiat Industrial SpA*	255,663	2,728,206
Intesa Sanpaolo SpA	2,735,976	4,903,951
Pirelli & C. SpA	281,100	3,344,294
Saipem SpA	141,644	7,318,101
Sorin SpA*	505,648	947,400

		30,779,896

Japan—18.5%
Aeon Mall Co. Ltd.	148,400	3,466,401
Aisin Seiki Co. Ltd.	72,100	2,564,251
AOC Holdings, Inc.	216,900	1,288,344
Bridgestone Corp.	94,210	2,303,962
Canon, Inc.	345,700	16,536,929
Central Japan Railway Co.	273	2,254,512
Chugai Pharmaceutical Co. Ltd.	167,200	3,097,641
Daikin Industries Ltd.†	98,000	2,688,711
Daikyo, Inc.	958,000	2,613,842
Daito Trust Construction Co. Ltd.	50,200	4,533,186
Denso Corp.	146,500	4,950,074
FANUC Corp.	32,500	5,821,243
Geo Holdings Corp.†	1,145	1,354,772
Hokuetsu Kishu Paper Co. Ltd.†	341,000	2,278,761
Honda Motor Co. Ltd.	315,300	12,143,526
HOYA Corp.	164,900	3,723,811
INPEX Corp.	1,021	6,942,302
ITOCHU Corp.	226,000	2,476,244
Japan Tobacco, Inc.	1,628	9,215,225
JX Holdings, Inc.	270,000	1,684,586
Kao Corp.	533,900	14,079,043

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint International Fund
	Shares	Value
COMMON STOCKS—(Continued)
KDDI Corp.†	309	$2,010,523
Keyence Corp.	16,192	3,833,493
Komatsu Ltd.	188,300	5,414,468
Mitsubishi Estate Co. Ltd.	141,000	2,535,473
Mitsubishi UFJ Financial Group, Inc.	637,000	3,196,702
Mitsui & Co. Ltd.	78,500	1,295,586
NGK Insulators Ltd.	99,000	1,426,200
Nippon Telegraph & Telephone Corp.	128,427	5,820,844
Nissan Motor Co. Ltd.	300,000	3,225,611
ORIX Corp.†	29,900	2,872,666
Otsuka Holdings Co. Ltd.	80,000	2,371,566
Seven & I Holdings Co. Ltd.	458,300	13,666,257
Shimamura Co. Ltd.	27,000	3,032,183
Shin-Etsu Chemical Co. Ltd.	126,800	7,378,475
Ship Healthcare Holdings, Inc.	78,700	1,613,291
Siix Corp.	192,900	2,979,946
Softbank Corp.	221,100	6,582,405
Sumitomo Corp.†	415,700	6,042,894
Sumitomo Mitsui Financial Group, Inc.	108,291	3,584,187
Sumitomo Osaka Cement Co. Ltd.	641,000	1,876,141
Sumitomo Precision Products Co. Ltd.	328,000	1,952,475
Takeda Pharmaceutical Co. Ltd.†	253,200	11,156,886
Tokio Marine Holdings, Inc.	530,400	14,682,093
Toyota Motor Corp.	288,200	12,540,189
Unipres Corp.	167,200	5,221,504
Universal Entertainment Corp.†	82,600	1,855,368
Yorozu Corp.†	68,000	1,492,459

		235,677,251

Kazakhstan—0.1%
KazMunaiGas Exploration
Production GDR	82,959	1,680,694

Korea, Republic of—2.7%
Dongbu Insurance Co. Ltd.*	49,100	2,124,252
Hyundai Marine & Fire
Insurance Co. Ltd.*	78,200	2,252,072
Hyundai Mobis	10,931	2,774,482
Hyundai Motor Co.	31,800	6,566,644
KB Financial Group, Inc.	55,509	2,035,456
Kia Motors Corp.	110,400	7,244,461
Korea Electric Power Corp.*	114,800	2,263,985
NHN Corp.	9,304	2,135,447
Samsung Electronics Co., Ltd.	4,478	5,051,429
SK Holdings Co. Ltd.	15,000	1,956,039

		34,404,267

Macau—0.8%
Sands China Ltd.	1,832,469	7,155,165
Wynn Macau Ltd.†	1,015,349	2,967,584

		10,122,749

Mexico—0.2%
Grupo Mexico SAB de CV	826,696	2,610,524

Netherlands—3.9%
Akzo Nobel NV	41,169	2,431,864
ASML Holding NV	47,700	2,389,834
European Aeronautic Defence and Space Co. NV	69,800	2,858,450

Vantagepoint International Fund
	Shares	Value
COMMON STOCKS—(Continued)
Koninklijke Ahold NV	886,261	$12,280,081
Koninklijke Vopak NV	32,276	1,860,389
Reed Elsevier NV	571,435	7,296,508
Royal Dutch Shell plc, Class A	328,296	11,502,117
Royal Dutch Shell plc, Class B	67,900	2,391,260
Unilever NV CVA	190,127	6,468,959
Ziggo NV *	2,154	67,195

		49,546,657

New Zealand—0.2%
SKYCITY Entertainment Group Ltd.	913,900	2,947,394

Norway—0.4%
Norske Skogindustrier ASA *†	2,326,000	2,332,719
Statoil ASA	92,700	2,516,074

		4,848,793

Peru—0.2%
Credicorp Ltd.	23,556	3,105,152

Philippines—0.2%
Philippine Long Distance
Telephone Co. ADR	45,700	2,842,083

Portugal—0.3%
Jeronimo Martins SGPS SA*	190,200	3,874,143

Russia—0.4%
Gazprom OAO ADR	191,282	2,339,362
Lukoil OAO ADR	40,100	2,438,080

		4,777,442

Singapore—2.3%
Biosensors International Group Ltd.*	3,929,800	4,707,835
City Developments Ltd.	86,049	777,037
DBS Group Holdings Ltd.	410,697	4,640,654
Genting Singapore plc (Registered)*	1,235,658	1,676,657
Global Logistic Properties Ltd.*	1,414,200	2,478,693
Singapore Telecommunications Ltd.	1,787,000	4,486,178
United Overseas Bank Ltd.	717,236	10,474,506

		29,241,560

South Africa—0.3%
Sasol Ltd.	38,904	1,887,571
Tiger Brands Ltd.	43,156	1,517,115

		3,404,686

Spain—2.3%
Gas Natural SDG SA	126,500	2,022,070
Grifols SA*†	58,376	1,245,884
Iberdrola SA	1,572,232	8,928,391
Inditex SA	77,800	7,445,376
Telefonica SA	557,004	9,138,486

		28,780,207

Sweden—0.8%
Hennes & Mauritz AB, Class B	130,300	4,710,255
Investment AB Kinnevik, Class B	99,200	2,307,896
Kungsleden AB	84,415	586,969
NCC AB, Class B	61,788	1,299,316
Sandvik AB	44,170	637,356

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint International Fund
	Shares	Value
COMMON STOCKS—(Continued)
Skanska AB, Class B	62,985	$1,090,934

		10,632,726

Switzerland—5.8%
Adecco SA (Registered)*	28,425	1,488,791
Bucher Industries AG*	10,600	2,246,809
Clariant AG*	165,000	2,276,049
Compagnie Financiere Richemont SA (A Bearer Shares)	75,515	4,733,307
Givaudan SA (Registered)*	2,012	1,938,980
Nestle SA (Registered)	209,484	13,180,016
Novartis AG (Registered)	337,229	18,668,213
SGS SA (Registered)	3,743	7,278,862
Sonova Holding AG (Registered)*	24,700	2,744,237
Swatch Group AG (The) (Bearer)	8,449	3,884,094
Swiss Re AG*	47,700	3,046,108
Syngenta AG (Registered)*	2,246	773,932
Zurich Financial Services AG (Registered)*	40,699	10,938,948

		73,198,346

Taiwan—0.8%
Chunghwa Telecom Co. Ltd.	230,290	710,157
HTC Corp.	83,800	1,711,169
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	320,300	4,894,184
Taiwan Semiconductor
Manufacturing Co. Ltd.	1,059,000	3,044,600

		10,360,110

Thailand—0.4%
Kasikornbank PCL NVDR	402,000	2,007,121
PTT PCL †‡	234,800	2,694,162

		4,701,283

Turkey—0.3%
Tupras Turkiye Petrol
Rafinerileri AS	69,145	1,767,924
Turkiye Garanti Bankasi AS	523,814	2,076,317

		3,844,241

United Kingdom—13.3%
Anglo American plc	122,654	4,597,496
AstraZeneca plc (London Exchange)	134,499	5,978,242
BAE Systems plc	472,200	2,266,286
BG Group plc	214,000	4,961,947
BHP Billiton plc	84,300	2,583,557
BP plc	2,484,115	18,499,912
BT Group plc	868,480	3,146,003
Centrica plc	849,000	4,298,082
Debenhams plc	4,077,263	5,271,121
Diageo plc	40,709	980,103
Drax Group plc	156,000	1,358,494
EnQuest plc*	1,204,500	2,429,068
Enterprise Inns plc*	1,017,399	960,487
GlaxoSmithKline plc	500,157	11,181,420
HSBC Holdings plc (London Exchange)	1,012,868	8,996,512
Imperial Tobacco Group plc	212,702	8,628,419
Intermediate Capital Group plc	1,220,132	5,651,622

Vantagepoint International Fund
	Shares	Value
COMMON STOCKS—(Continued)
Johnson Matthey plc	46,653	$1,759,697
Land Securities Group plc REIT	167,580	1,937,009
Legal & General Group plc	1,263,863	2,643,406
Old Mutual plc	1,196,200	3,036,880
Petropavlovsk plc	210,378	1,877,876
Prudential plc	79,471	952,254
Reckitt Benckiser Group plc	87,881	4,972,130
Rio Tinto plc	47,852	2,652,302
SABMiller plc	86,131	3,458,788
Smith & Nephew plc	394,900	4,001,766
Standard Chartered plc (London Exchange)	236,583	5,907,870
Tate & Lyle plc	127,094	1,433,354
Tesco plc	2,903,902	15,326,854
Unilever plc	358,295	11,821,020
Vodafone Group plc	4,104,823	11,322,514
Wm Morrison Supermarkets plc	850,000	4,051,967

		168,944,458

United States—0.6%
Boart Longyear Ltd.†	831,759	3,602,941
Schlumberger Ltd.	56,880	3,977,618

		7,580,559

TOTAL COMMON STOCKS (Cost $1,135,939,933)		1,227,107,840

PREFERRED STOCKS—0.4%
Germany—0.1%
Henkel AG & Co. KGaA	18,992	1,391,803

Korea, Republic of—0.3%
Samsung Electronics Co., Ltd.	4,800	3,374,599

TOTAL PREFERRED STOCKS (Cost $4,589,392)		4,766,402

MONEY MARKET FUNDS—6.3%
Institutional Money Market Funds—6.3%
Dreyfus Institutional Cash Advantage Fund, 0.17%††¥	10,100,000	10,100,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%¥	24,016,115	24,016,115
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%††¥	10,982,559	10,982,559
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.20%††¥	10,100,000	10,100,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%††¥	10,100,000	10,100,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%††¥	4,450,000	4,450,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.08%††¥	10,100,000	10,100,000

TOTAL MONEY MARKET FUNDS

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint International Fund
MONEY MARKET FUNDS—(Continued)
(Cost $79,848,674)	$79,848,674

TOTAL INVESTMENTS—103.2%
(Cost $1,220,377,999)	1,311,722,916
Other assets less liabilities—(3.2%)	(40,660,580)

NET ASSETS—100.0%	$1,271,062,336

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.
REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint International Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Oil, Gas & Consumable Fuels	10.3%
Pharmaceuticals	7.2%
Commercial Banks	6.8%
Insurance	5.9%
Food & Staples Retailing	5.7%
Diversified Telecommunication Services	4.3%
Automobiles	4.3%
Food Products	3.6%
Wireless Telecommunication Services	3.0%
Real Estate Management & Development	2.6%
Chemicals	2.4%
Beverages	2.0%
Machinery	2.0%
Auto Components	2.0%
Metals & Mining	2.0%
Personal Products	1.9%
Health Care Equipment & Supplies	1.9%
Electric Utilities	1.8%
Specialty Retail	1.7%
Hotels, Restaurants & Leisure	1.6%
Multi-Utilities	1.5%
Energy Equipment & Services	1.4%
Tobacco	1.4%
Office Electronics	1.3%
Trading Companies & Distributors	1.3%
Semiconductors & Semiconductor Equipment	1.2%
Textiles, Apparel & Luxury Goods	1.1%
Road & Rail	0.9%
Construction & Engineering	0.9%
Internet Software & Services	0.9%
Building Products	0.9%
Electronic Equipment, Instruments & Components	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Media	0.8%
Gas Utilities	0.7%
Aerospace & Defense	0.7%
Professional Services	0.7%
Software	0.6%
Biotechnology	0.6%
Industrial Conglomerates	0.6%
Capital Markets	0.5%
Transportation Infrastructure	0.5%
Electrical Equipment	0.5%
Paper & Forest Products	0.4%
Diversified Financial Services	0.4%
Multiline Retail	0.4%
Household Products	0.4%
IT Services	0.4%
Health Care Providers & Services	0.3%
Construction Materials	0.2%
Independent Power Producers & Energy Traders	0.2%
Leisure Equipment & Products	0.1%
Communications Equipment	0.1%

TOTAL COMMON STOCKS	96.5%

PREFERRED STOCKS
Semiconductors & Semiconductor Equipment	0.3%
Household Products	0.1%

TOTAL PREFERRED STOCKS	0.4%

Vantagepoint International Fund
MONEY MARKET FUNDS
Institutional Money Market Funds	6.3%

TOTAL INVESTMENTS	103.2%
Other assets less liabilities	(3.2)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
	Shares	Value
COMMON STOCKS—2.6%
Beverages—0.1%
Asahi Group Holdings Ltd. (Japan)	30,000	$666,677

Capital Markets—0.2%
Franklin Resources, Inc.	10,800	1,339,524
T. Rowe Price Group, Inc.	12,000	783,600

		2,123,124

Electrical Equipment—0.1%
ABB Ltd. (Registered) (Switzerland) *	30,000	613,968

Electronic Equipment, Instruments & Components—0.1%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	210,000	817,565

Energy Equipment & Services—0.1%
National Oilwell Varco, Inc.	12,000	953,640

Food Products—0.1%
Nestle SA (Registered) (Switzerland)	10,200	641,749

Industrial Conglomerates—0.1%
Siemens AG (Registered) (Germany)	6,400	645,402

Metals & Mining—0.1%
Barrick Gold Corp. (Canada)	26,000	1,129,981

Pharmaceuticals—0.6%
Novo Nordisk A/S, Class B (Denmark)	34,600	4,804,544
Sawai Pharmaceutical Co. Ltd. (Japan)	9,900	1,050,184

		5,854,728

Software—0.8%
Microsoft Corp.	75,000	2,418,750
SAP AG (Germany)	70,600	4,931,105

		7,349,855

Textiles, Apparel & Luxury Goods—0.3%
Swatch Group AG (The) (Bearer) (Switzerland)	5,044	2,318,780
Swatch Group AG (The) (Registered) (Switzerland)	12,661	1,015,847

		3,334,627

TOTAL COMMON STOCKS (Cost $20,596,234)		24,131,316

CONVERTIBLE PREFERRED STOCKS—1.2%
Communications Equipment—0.3%
Lucent Technologies Capital Trust I 7.750%	3,000	2,437,500

Electric Utilities—0.2%
NextEra Energy, Inc. 7.000%	35,000	1,883,000

Food Products—0.1%
Bunge Ltd., Perpetual (Bermuda) 4.875%	14,195	1,420,692

Oil, Gas & Consumable Fuels—0.6%
Apache Corp., Series D 6.000%	54,900	3,049,146

Vantagepoint Diversifying Strategies Fund
	Shares	Value
CONVERTIBLE PREFERRED STOCKS—(Continued)
Chesapeake Energy Corp., Perpetual 5.750% ^	2,035	$2,106,734

		5,155,880

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,496,898)		10,897,072

Coupon Rate	Maturity Date	Face		Value
CORPORATE OBLIGATIONS—31.4%
Aerospace & Defense—0.2%
General Dynamics Corp.
4.250%	05/15/2013		$980,000	1,020,733
Raytheon Co.
1.400%	12/15/2014		875,000	890,084

				1,910,817

Auto Components—0.1%
Goodyear Tire & Rubber Co. (The)
7.000%	05/15/2022		450,000	439,875
Johnson Controls, Inc.
0.941%	02/04/2014#§		770,000	772,282

				1,212,157

Automobile—0.4%
Daimler Finance North America LLC
2.300%	01/09/2015^§		1,480,000	1,518,370
1.875%	09/15/2014^		870,000	883,000
Volkswagen International Finance NV (Netherlands)
1.625%	03/22/2015^§		1,600,000	1,601,106

				4,002,476

Beverages—1.2%
Anheuser-Busch InBev Worldwide, Inc.
9.750%	11/17/2015	BRL	2,600,000	1,554,630
3.000%	10/15/2012		910,000	921,926
2.500%	03/26/2013		1,240,000	1,262,774
1.204%	03/26/2013#§		1,900,000	1,911,478
Coca-Cola Co. (The)
0.424%	03/14/2014#§		1,700,000	1,702,325
Coca-Cola Enterprises, Inc.
1.125%	11/12/2013§		1,220,000	1,225,278
SABMiller Holdings, Inc.
2.450%	01/15/2017^§		810,000	821,083
1.850%	01/15/2015^§		1,870,000	1,896,393

				11,295,887

Biotechnology—0.5%
Amgen, Inc.
2.300%	06/15/2016§		750,000	766,399
1.875%	11/15/2014§		970,000	993,030
Genzyme Corp.
3.625%	06/15/2015§		730,000	789,637
Gilead Sciences, Inc.
2.400%	12/01/2014		420,000	434,790
Life Technologies Corp.
3.500%	01/15/2016§		1,500,000	1,559,421

				4,543,277

Capital Markets—1.1%
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015		300,000	300,568
0.827%	01/31/2014#§		2,750,000	2,759,127

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Bear Stearns Cos. LLC (The), Series B MTN
6.950%	08/10/2012§	$2,000,000	$2,045,336
Merrill Lynch & Co., Inc., Series C MTN
6.050%	08/15/2012	650,000	661,350
Morgan Stanley
1.533%	04/29/2013#§	3,300,000	3,272,412
TD Ameritrade Holding Corp.
4.150%	12/01/2014	760,000	812,425
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC (Australia)
5.125%	11/15/2014^	400,000	426,366

			10,277,584

Chemicals—0.3%
Airgas, Inc.
2.850%	10/01/2013	1,270,000	1,300,830
Ecolab, Inc.
2.375%	12/08/2014	600,000	621,854
Ferro Corp.
7.875%	08/15/2018	650,000	666,250

			2,588,934

Commercial Banks—5.0%
Banco Bradesco SA (Brazil)
2.598%	05/16/2014#^§	1,000,000	1,015,927
Banco de Credito del Peru (Peru)
4.750%	03/16/2016^§	1,390,000	1,438,650
Banco do Brasil SA (Brazil)
4.500%	01/22/2015^§	1,200,000	1,264,800
Banco do Nordeste do Brasil SA (Brazil)
3.625%	11/09/2015^§	1,320,000	1,333,200
Bank of Nova Scotia (Canada)
1.850%	01/12/2015§	2,000,000	2,045,746
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015§	925,000	961,730
1.617%	01/13/2014#§	2,510,000	2,502,887
BB&T Corp.
1.253%	04/28/2014#	850,000	854,409
BB&T Corp., Series A MTN
3.375%	09/25/2013	400,000	413,916
Capital One Financial Corp.
2.125%	07/15/2014	1,780,000	1,791,139
CBQ Finance Ltd. (Bermuda)
5.000%	11/18/2014^	750,000	787,472
CIT Group, Inc.
5.250%	03/15/2018	500,000	510,625
4.750%	02/15/2015^§	800,000	809,061
Credit Suisse (Switzerland)
1.527%	01/14/2014#§	4,440,000	4,421,938
HSBC USA, Inc.
2.375%	02/13/2015	680,000	685,134
ICICI Bank Ltd. (India)
5.500%	03/25/2015^§	450,000	467,840
ING Bank NV (Netherlands)
3.750%	03/07/2017^§	1,500,000	1,487,363
KeyCorp MTN
3.750%	08/13/2015	630,000	666,447
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015^§	800,000	804,222
Royal Bank of Canada (Canada)
1.125%	01/15/2014§	2,330,000	2,347,776

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Royal Bank of Scotland plc (The) (United Kingdom)
3.250%	01/11/2014§	$2,860,000	$2,901,756
Societe Generale SA (France)
1.794%	12/13/2013#^§	1,000,000	980,842
SunTrust Bank, Bank Note
0.603%	05/21/2012#	1,250,000	1,250,094
Toronto-Dominion Bank (The) (Canada)
2.500%	07/14/2016§	2,100,000	2,168,391
0.867%	07/14/2014#§	1,320,000	1,325,890
Union Bank NA
1.426%	06/06/2014#§	1,360,000	1,355,724
Union Bank NA, Bank Note
2.125%	12/16/2013§	1,560,000	1,586,766
US Bancorp
4.200%	05/15/2014	800,000	856,494
2.000%	06/14/2013§	1,500,000	1,525,618
US Bancorp MTN
1.375%	09/13/2013§	1,000,000	1,009,045
Wachovia Bank NA, Bank Note
4.800%	11/01/2014§	1,390,000	1,490,704
Wachovia Corp. MTN
0.737%	08/01/2013#§	2,250,000	2,252,540
Wells Fargo & Co.
1.250%	02/13/2015	200,000	199,323
Westpac Banking Corp. (Australia)
2.250%	11/19/2012	700,000	707,588

			46,221,057

Commercial Services & Supplies—0.0%
Corrections Corp. of America
6.250%	03/15/2013	100,000	100,250

Communications Equipment—0.5%
Cisco Systems, Inc.
0.724%	03/14/2014#§	4,500,000	4,525,582

Computers & Peripherals—0.2%
Hewlett-Packard Co.
2.350%	03/15/2015§	1,200,000	1,223,680
2.024%	09/19/2014#§	900,000	907,305

			2,130,985

Consumer Finance—2.6%
Ally Financial, Inc.
4.500%	02/11/2014§	1,000,000	1,003,750
American Express Credit Corp.
1.324%	06/24/2014#§	1,570,000	1,566,155
American Express Credit Corp. MTN
1.942%	06/19/2013#§	1,400,000	1,417,664
American Honda Finance Corp.
1.450%	02/27/2015^§	2,410,000	2,422,910
Banque PSA Finance SA (France)
2.370%	04/04/2014#^§	1,360,000	1,313,512
Caterpillar Financial Services Corp.
0.870%	02/09/2015#§	1,200,000	1,206,150
Caterpillar Financial Services Corp., Series G MTN
1.375%	05/20/2014§	3,200,000	3,249,418
Ford Motor Credit Co. LLC
3.875%	01/15/2015§	1,460,000	1,475,218
HSBC Finance Corp.
0.817%	01/15/2014#§	1,500,000	1,458,357

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
International Lease Finance Corp.
6.500%	09/01/2014^	$600,000	$636,750
4.875%	04/01/2015§	630,000	624,006
John Deere Capital Corp.
0.681%	06/16/2014#	1,350,000	1,353,013
John Deere Capital Corp. MTN
1.600%	03/03/2014§	2,720,000	2,769,953
0.700%	03/03/2014#	680,000	682,153
PACCAR Financial Corp. MTN
1.550%	09/29/2014	710,000	722,852
Toyota Motor Credit Corp. MTN
1.000%	02/17/2015§	1,860,000	1,860,993

			23,762,854

Containers & Packaging—0.1%
Bemis Co., Inc.
5.650%	08/01/2014	290,000	317,720
Rock-Tenn Co.
4.450%	03/01/2019^§	475,000	477,839

			795,559

Diversified Financial Services—2.8%
Bank of America Corp.
0.974%	09/11/2012#	1,300,000	1,297,222
Bank of America Corp. MTN
4.900%	05/01/2013	650,000	669,566
Bank of America Corp., Series 1
3.750%	07/12/2016	385,000	387,298
Citigroup, Inc.
6.000%	12/13/2013	475,000	503,465
5.300%	10/17/2012	475,000	484,501
4.450%	01/10/2017§	675,000	707,824
2.510%	08/13/2013#§	1,530,000	1,535,167
1.353%	02/15/2013#§	1,210,000	1,204,502
CME Group, Inc.
5.750%	02/15/2014§	1,000,000	1,090,936
Equifax, Inc.
4.450%	12/01/2014	160,000	169,869
ERAC USA Finance LLC
2.250%	01/10/2014^	630,000	634,319
General Electric Capital Corp.
5.900%	05/13/2014	430,000	472,865
2.800%	01/08/2013	1,100,000	1,118,881
2.150%	01/09/2015§	1,740,000	1,778,531
General Electric Capital Corp. MTN
1.875%	09/16/2013§	1,400,000	1,422,609
General Electric Capital Corp., Series A MTN
6.000%	06/15/2012	2,700,000	2,729,527
3.750%	11/14/2014§	750,000	798,152
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%	01/15/2016§	1,035,000	1,076,400
JPMorgan Chase & Co.
5.250%	05/01/2015§	1,335,000	1,449,964
JPMorgan Chase & Co. MTN
1.361%	01/24/2014#§	1,300,000	1,306,467
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015§	1,210,000	1,254,724
National Rural Utilities Cooperative Finance Corp.
1.000%	02/02/2015	1,070,000	1,072,053
Noble Group Ltd. (Bermuda)
8.500%	05/30/2013^	530,000	557,825

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.250%	09/01/2017	$550,000	$599,500
Susser Holdings LLC/Susser Finance Corp.
8.500%	05/15/2016§	1,090,000	1,201,725

			25,523,892

Diversified Telecommunication Services—1.7%
AT&T, Inc.
4.850%	02/15/2014	600,000	645,408
0.875%	02/13/2015§	3,410,000	3,392,183
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014	500,000	541,004
CenturyLink, Inc.
5.800%	03/15/2022	400,000	391,331
Cincinnati Bell, Inc.
8.250%	10/15/2017	500,000	513,125
Frontier Communications Corp.
8.500%	04/15/2020	850,000	898,875
7.875%	04/15/2015	50,000	54,000
6.250%	01/15/2013§	820,000	844,600
PAETEC Holding Corp.
8.875%	06/30/2017	500,000	545,000
Qtel International Finance Ltd. (Bermuda)
6.500%	06/10/2014^	1,170,000	1,282,320
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013	280,000	288,400
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013	1,260,000	1,265,631
Verizon Communications, Inc.
1.083%	03/28/2014#§	4,800,000	4,842,662
Virgin Media Finance plc (United Kingdom)
5.250%	02/15/2022	200,000	199,250

			15,703,789

Electric Utilities—1.4%
Cia de Eletricidade do Estado da Bahia (Brazil)
11.750%	04/27/2016^	BRL 1,100,000	647,785
Consolidated Edison Co. of New York, Inc., Series 2002-B
4.875%	02/01/2013§	1,000,000	1,035,451
Consumers Energy Co., Series D
5.375%	04/15/2013	575,000	603,097
Dominion Resources, Inc.
5.700%	09/17/2012	700,000	715,969
Duke Energy Corp.
3.950%	09/15/2014	290,000	310,608
Georgia Power Co.
1.300%	09/15/2013§	1,260,000	1,273,548
0.837%	01/15/2013#§	1,000,000	1,000,320
0.794%	03/15/2013#§	1,700,000	1,700,221
NextEra Energy Capital Holdings, Inc.
2.600%	09/01/2015§	2,000,000	2,050,576
Northeast Utilities
1.224%	09/20/2013#	1,190,000	1,190,187
Northern States Power Co., Series B
8.000%	08/28/2012§	1,039,000	1,070,181
Ohio Power Co., Series C
5.500%	03/01/2013	750,000	781,406

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Pacific Gas & Electric Co.
0.943%	11/20/2012#	$590,000	$591,280

			12,970,629

Electronic Equipment, Instruments & Components—0.3%
Agilent Technologies, Inc.
2.500%	07/15/2013	520,000	528,407
Koninklijke Philips Electronics NV (Netherlands)
4.625%	03/11/2013§	1,000,000	1,035,491
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012	1,620,000	1,633,888

			3,197,786

Energy Equipment & Services—0.1%
Cameron International Corp.
1.414%	06/02/2014#§	1,010,000	1,012,016

Food & Staples Retailing—0.5%
Kroger Co. (The)
6.200%	06/15/2012	1,500,000	1,516,018
2.200%	01/15/2017§	750,000	762,743
Safeway, Inc.
5.800%	08/15/2012	1,786,000	1,815,712
3.400%	12/01/2016§	750,000	778,588

			4,873,061

Food Products—0.9%
Archer-Daniels-Midland Co.
0.670%	08/13/2012#	2,470,000	2,473,821
Corn Products International, Inc.
3.200%	11/01/2015	350,000	362,810
General Mills, Inc.
5.250%	08/15/2013§	1,500,000	1,592,405
Kraft Foods, Inc.
6.250%	06/01/2012	425,000	428,677
5.250%	10/01/2013	390,000	414,882
2.625%	05/08/2013	390,000	397,597
Wm. Wrigley Jr. Co.
3.700%	06/30/2014^§	2,510,000	2,604,426

			8,274,618

Health Care Equipment & Supplies—0.5%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013§	1,250,000	1,263,830
DENTSPLY International, Inc.
2.003%	08/15/2013#§	1,640,000	1,651,785
Stryker Corp.
3.000%	01/15/2015§	790,000	832,523
2.000%	09/30/2016§	1,280,000	1,313,469

			5,061,607

Health Care Providers & Services—0.6%
Aristotle Holding, Inc.
2.750%	11/21/2014^§	1,500,000	1,542,171
2.100%	02/12/2015^	330,000	334,298
DaVita, Inc.
6.625%	11/01/2020	800,000	840,000
Quest Diagnostics, Inc.
1.324%	03/24/2014#	890,000	897,859
WellPoint, Inc.
2.375%	02/15/2017§	1,645,000	1,658,416

			5,272,744

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Household Durables—0.2%
Clorox Co. (The)
5.000%	03/01/2013§	$1,000,000	$1,038,292
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
9.875%	08/15/2019^	400,000	409,500

			1,447,792

Household Products—0.1%
Procter & Gamble Co. (The)
0.700%	08/15/2014	910,000	913,323

Independent Power Producers & Energy Traders—0.3%
Abu Dhabi National Energy Co. (United Arab Emirates)
4.750%	09/15/2014^	1,400,000	1,478,750
AES Corp. (The)
7.750%	03/01/2014§	650,000	705,250
Calpine Corp.
7.250%	10/15/2017^	750,000	798,750

			2,982,750

Industrial Conglomerates—0.2%
3M Co., Series E MTN
4.375%	08/15/2013	750,000	790,158
Danaher Corp.
1.300%	06/23/2014	500,000	508,226
0.724%	06/21/2013#§	1,000,000	1,003,031

			2,301,415

Insurance—0.7%
Allstate Corp. (The)
6.200%	05/16/2014	510,000	566,505
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012	750,000	750,940
Hartford Financial Services Group, Inc.
4.000%	03/30/2015	570,000	589,794
MetLife Institutional Funding II
1.481%	04/04/2014#^	500,000	502,074
MetLife, Inc.
2.375%	02/06/2014	980,000	1,004,793
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013§	2,000,000	2,068,346
3.625%	09/17/2012	710,000	719,158
2.750%	01/14/2013	600,000	608,688

			6,810,298

Internet & Catalog Retail—0.1%
eBay, Inc.
0.875%	10/15/2013	570,000	573,665

IT Services—0.2%
International Business Machines Corp.
2.100%	05/06/2013	630,000	641,395
0.875%	10/31/2014§	1,180,000	1,184,363

			1,825,758

Life Sciences Tools & Services—0.1%
Howard Hughes Medical Institute
3.450%	09/01/2014	700,000	745,837

Machinery—0.3%
Case New Holland, Inc.
7.750%	09/01/2013§	1,450,000	1,551,500

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Terex Corp.
8.000%	11/15/2017	$500,000	$520,000
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015	310,000	310,759

			2,382,259

Media—0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
8.125%	04/30/2020	250,000	278,750
COX Communications, Inc.
5.450%	12/15/2014	500,000	556,181
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014§	1,200,000	1,305,100
DISH DBS Corp.
6.625%	10/01/2014§	850,000	930,750
Mediacom Broadband LLC/Mediacom Broadband Corp.
8.500%	10/15/2015	500,000	517,500
Mediacom LLC/Mediacom Capital Corp.
7.250%	02/15/2022^	650,000	659,750
NBCUniversal Media LLC
2.100%	04/01/2014§	2,300,000	2,349,928
Time Warner, Inc.
3.150%	07/15/2015§	500,000	529,921
Viacom, Inc.
4.375%	09/15/2014	500,000	539,391

			7,667,271

Metals & Mining—0.6%
BHP Billiton Finance USA Ltd. (Australia)
1.000%	02/24/2015§	1,840,000	1,839,420
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017^§	835,000	828,738
Freeport-McMoRan Copper & Gold, Inc.
2.150%	03/01/2017	310,000	307,462
1.400%	02/13/2015	700,000	697,831
Rio Tinto Finance USA plc (United Kingdom)
1.125%	03/20/2015§	800,000	801,255
Steel Dynamics, Inc.
7.375%	11/01/2012	1,065,000	1,096,950
Vedanta Resources plc (United Kingdom)
6.750%	06/07/2016^	350,000	329,000

			5,900,656

Multiline Retail—0.1%
Target Corp.
1.125%	07/18/2014	600,000	606,422

Multi-Utilities—0.2%
DTE Energy Co.
1.180%	06/03/2013#§	2,070,000	2,078,483

Oil, Gas & Consumable Fuels—2.1%
Alpha Natural Resources, Inc.
6.000%	06/01/2019	175,000	159,250
Berau Coal Energy Tbk PT (Indonesia)
7.250%	03/13/2017^	470,000	473,525
Canadian Natural Resources Ltd. (Canada)
5.450%	10/01/2012	1,200,000	1,228,136
Chevron Corp.
3.950%	03/03/2014§	1,000,000	1,065,570

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
ConocoPhillips
4.750%	02/01/2014	$750,000	$805,648
Copano Energy LLC/Copano Energy Finance Corp.
7.125%	04/01/2021	150,000	158,625
Husky Energy, Inc. (Canada)
6.250%	06/15/2012	1,670,000	1,687,936
5.900%	06/15/2014	550,000	602,313
Kinder Morgan Energy Partners LP
5.850%	09/15/2012	980,000	1,000,386
Kinder Morgan Kansas, Inc.
6.500%	09/01/2012	1,300,000	1,329,250
Petrohawk Energy Corp.
7.875%	06/01/2015§	1,000,000	1,055,000
Phillips 66
2.950%	05/01/2017^	310,000	315,455
1.950%	03/05/2015^	310,000	312,365
Ras Laffan Liquefied Natural Gas Co. Ltd III (Qatar)
5.500%	09/30/2014^	750,000	810,938
Rockies Express Pipeline LLC
3.900%	04/15/2015^§	770,000	716,100
Shell International Finance BV (Netherlands)
1.875%	03/25/2013	710,000	720,825
Tesoro Corp.
6.625%	11/01/2015§	390,000	400,725
Total Capital Canada Ltd. (Canada)
0.600%	05/13/2013#§	2,000,000	1,998,318
Total Capital International SA (France)
1.500%	02/17/2017§	480,000	467,668
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015	630,000	674,425
Valero Energy Corp.
6.875%	04/15/2012	1,200,000	1,202,757
XTO Energy, Inc.
7.500%	04/15/2012	2,190,000	2,195,316

			19,380,531

Personal Products—0.1%
Revlon Consumer Products Corp.
9.750%	11/15/2015§	1,090,000	1,177,200

Pharmaceuticals—1.4%
AstraZeneca plc (United Kingdom)
5.400%	09/15/2012	1,000,000	1,022,405
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013	1,700,000	1,784,906
Merck & Co., Inc.
4.375%	02/15/2013§	1,816,000	1,878,489
Novartis Capital Corp.
4.125%	02/10/2014§	1,580,000	1,683,725
Sanofi (France)
1.625%	03/28/2014	1,720,000	1,754,947
1.200%	09/30/2014	350,000	354,026
Teva Pharmaceutical Finance III BV (Netherlands Antilles)
1.700%	03/21/2014	580,000	587,569
0.974%	03/21/2014#	470,000	471,488
Teva Pharmaceutical Finance III LLC
1.500%	06/15/2012§	1,846,000	1,849,788
Teva Pharmaceutical Finance IV LLC
1.700%	11/10/2014§	1,180,000	1,199,227

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Valeant Pharmaceuticals International
6.500%	07/15/2016^§	$820,000	$838,450

			13,425,020

Real Estate Investment Trusts (REITs)—0.6%
China Resources Land Ltd. (Hong Kong)
4.625%	05/19/2016^§	600,000	602,086
Duke Realty LP
5.400%	08/15/2014	650,000	693,249
HCP, Inc.
2.700%	02/01/2014§	1,610,000	1,633,176
Health Care REIT, Inc.
6.000%	11/15/2013	930,000	985,661
Simon Property Group LP
4.200%	02/01/2015	250,000	267,800
Vornado Realty LP
4.250%	04/01/2015§	1,240,000	1,301,041

			5,483,013

Road & Rail—0.2%
JB Hunt Transport Services, Inc.
3.375%	09/15/2015§	970,000	1,003,349
Ryder System, Inc. MTN
2.500%	03/01/2017§	620,000	624,301

			1,627,650

Semiconductors & Semiconductor Equipment—0.4%
Texas Instruments, Inc.
0.875%	05/15/2013§	2,230,000	2,241,188
0.683%	05/15/2013#§	1,000,000	1,003,831

			3,245,019

Software—0.2%
Microsoft Corp.
2.950%	06/01/2014	900,000	949,208
Oracle Corp.
3.750%	07/08/2014	750,000	802,922

			1,752,130

Specialty Retail—0.1%
Limited Brands, Inc.
5.625%	02/15/2022	200,000	202,750
Toys “R” Us, Inc.
7.375%	09/01/2016^	300,000	309,000

			511,750

Textiles, Apparel & Luxury Goods—0.3%
Hanesbrands, Inc.
6.375%	12/15/2020	950,000	980,875
Levi Strauss & Co.
8.875%	04/01/2016§	1,000,000	1,035,010
VF Corp.
1.243%	08/23/2013#	700,000	700,317

			2,716,202

Tobacco—0.4%
Lorillard Tobacco Co.
3.500%	08/04/2016§	1,200,000	1,250,621
Philip Morris International, Inc.
4.875%	05/16/2013§	2,500,000	2,622,697

			3,873,318

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Trading Companies & Distributors—0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.750%	05/20/2020	$500,000	$508,750
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019§	800,000	803,000

			1,311,750

Water Utilities—0.1%
Veolia Environnement SA (France)
5.250%	06/03/2013	910,000	948,636

Wireless Telecommunication Services—0.5%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015§	350,000	371,765
Rogers Communications, Inc. (Canada)
6.375%	03/01/2014§	1,390,000	1,531,613
6.250%	06/15/2013 §	1,100,000	1,170,136
Syniverse Holdings, Inc.
9.125%	01/15/2019	500,000	553,750
Vodafone Group plc (United Kingdom)
4.150%	06/10/2014§	1,090,000	1,166,579

			4,793,843

TOTAL CORPORATE OBLIGATIONS (Cost $287,604,066)			291,739,552

MORTGAGE-RELATED SECURITIES—6.8%

Commercial Mortgage-Backed Securities—0.4%
Extended Stay America Trust, Series 2010-ESHA, Class A
2.951%	11/05/2027^§	1,335,912	1,352,619
LA Arena Funding LLC, Series 1, Class A
7.656%	12/15/2026^	636,857	691,509
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020§	990,643	1,003,662
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A2
2.900%	10/29/2020	1,260,000	1,328,112

			4,375,902

U.S. Government Agency Mortgage-Backed Securities—5.1%
Federal Home Loan Mortgage Corp.
3.928%	12/01/2039#	390,955	413,400
2.444%	09/01/2035#§	6,030,394	6,339,904
Federal Home Loan Mortgage Corp. REMICS, Series 2929, Class AC
4.500%	12/15/2022	135,598	136,272
Federal National Mortgage Association
5.000%	01/01/2018 - 07/01/2035§	6,132,052	6,643,683
4.000%	11/01/2040 - 09/01/2041	2,691,994	2,825,684
3.500%	05/01/2020 - 12/01/2020	2,302,403	2,418,559
3.137%	07/01/2041#	4,816,423	5,039,812
3.083%	06/01/2041#	3,013,835	3,149,245
1.750%	12/25/2021§	2,312,518	2,343,224
0.616%	07/01/2016#§	6,600,000	6,637,066
Federal National Mortgage Association REMICS, Series 2005-38, Class CD
5.000%	06/25/2019	508,907	522,317

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face		Value
MORTGAGE-RELATED SECURITIES—(Continued)
Government National Mortgage Association, Series 2004-19, Class FC
0.542%	03/20/2034#§		$ 1,849,019	$1,850,899
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.693%	10/07/2020#§		1,608,603	1,611,113
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		451,402	456,657
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.613%	11/06/2017#§		5,246,923	5,246,923
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.623%	03/06/2020#§		1,659,904	1,658,875

				47,293,633

U.S. Non-Agency Mortgage-Backed Securities—1.3%
Banc of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
2.686%	10/20/2032#		649,522	652,766
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		207,279	214,489
Credit Suisse Mortgage Capital Certificates, Series 2011-1R, Class A1
1.241%	02/27/2047#^		6,058,059	5,962,168
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042#		1,182,076	1,200,911
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042#‡		3,000,000	3,074,298
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.864%	03/25/2044#§		896,842	839,180
Wells Fargo Mortgage Backed Securities Trust, Series 2004-6, Class A13
0.692%	06/25/2034#		101,536	101,093

				12,044,905

TOTAL MORTGAGE-RELATED SECURITIES (Cost $63,392,274)				63,714,440

CONVERTIBLE DEBT OBLIGATIONS—25.3%
Aerospace & Defense—0.1%
Alliant Techsystems, Inc.
3.000%	08/15/2024		750,000	768,750

Beverages—0.5%
Asahi Group Holdings Ltd. (Japan)
0.000%	05/26/2028	JPY	250,000,000	3,216,745
Molson Coors Brewing Co.
2.500%	07/30/2013		1,275,000	1,338,750

				4,555,495

Biotechnology—1.0%
Amgen, Inc., Series B
0.375%	02/01/2013		3,700,000	3,801,750
Gilead Sciences, Inc.
1.625%	05/01/2016		2,700,000	3,462,750
1.000%	05/01/2014^		1,375,000	1,687,813

				8,952,313

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Building Products—0.1%
Griffon Corp.
4.000%	01/15/2017^		$700,000	$714,000

Capital Markets—1.4%
Affiliated Managers Group, Inc.
3.950%	08/15/2038		4,200,000	4,641,000
Billion Express Investments Ltd. (Virgin Islands, British)
0.750%	10/18/2015		3,400,000	3,639,700
Temasek Financial III Pte Ltd., Reg S (Singapore)
0.000%	10/24/2014	SGD	5,500,000	4,634,255

				12,914,955

Commercial Services & Supplies—0.1%
Covanta Holding Corp.
3.250%	06/01/2014^		650,000	749,937

Communications Equipment—0.2%
Arris Group, Inc.
2.000%	11/15/2026		1,575,000	1,618,313

Computers & Peripherals—1.1%
EMC Corp., Series B
1.750%	12/01/2013		2,600,000	4,894,500
SanDisk Corp.
1.500%	08/15/2017		3,000,000	3,566,250
1.000%	05/15/2013		1,680,000	1,684,200

				10,144,950

Containers & Packaging—0.2%
Owens-Brockway Glass Container, Inc.
3.000%	06/01/2015^		2,090,000	2,056,037

Diversified Consumer Services—0.2%
Stewart Enterprises, Inc.
3.125%	07/15/2014		2,000,000	1,962,500

Diversified Telecommunication Services—0.3%
Inmarsat plc, Series ISAT (United Kingdom)
1.750%	11/16/2017		1,100,000	1,346,125
tw telecom inc.
2.375%	04/01/2026		800,000	995,000

				2,341,125

Electrical Equipment—0.3%
General Cable Corp.
0.875%	11/15/2013		2,625,000	2,572,500

Electronic Equipment, Instruments & Components—0.2%
Hon Hai Precision Industry Co. Ltd. (Taiwan)
0.000%	10/12/2013		1,400,000	1,460,900

Energy Equipment & Services—2.4%
Bristow Group, Inc.
3.000%	06/15/2038		2,625,000	2,775,937
Exterran Energy Corp.
4.750%	01/15/2014		1,870,000	1,837,275
Exterran Holdings, Inc.
4.250%	06/15/2014		1,280,000	1,283,200
Helix Energy Solutions Group, Inc.
3.250%	12/15/2025		2,250,000	2,283,750
Hercules Offshore, Inc.
3.375%	06/01/2038		950,000	942,875

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Hornbeck Offshore Services, Inc.
1.625%	11/15/2026		$2,625,000	$2,843,400
Subsea 7 SA (Luxembourg)
2.250%	10/11/2013		4,500,000	5,600,250
Technip SA (France)
0.500%	01/01/2016	EUR	2,160,600	3,469,146
0.250%	01/01/2017	EUR	960,900	1,436,040

				22,471,873

Food Products—0.1%
Archer-Daniels-Midland Co.
0.875%	02/15/2014		1,325,000	1,361,437

Health Care Equipment & Supplies—1.3%
Alere, Inc.
3.000%	05/15/2016		1,680,000	1,694,700
Hologic, Inc.
2.000%	12/15/2037		2,625,000	2,621,719
Integra LifeSciences Holdings Corp.
2.375%	06/01/2012^		100,000	100,250
1.625%	12/15/2016^		2,750,000	2,492,187
Medtronic, Inc., Series B
1.625%	04/15/2013		2,800,000	2,842,000
NuVasive, Inc.
2.750%	07/01/2017		1,675,000	1,436,313
Teleflex, Inc.
3.875%	08/01/2017		600,000	707,250

				11,894,419

Health Care Providers & Services—0.6%
LifePoint Hospitals, Inc.
3.500%	05/15/2014		3,650,000	3,832,500
Omnicare, Inc.
3.250%	12/15/2035		2,200,000	2,125,750

				5,958,250

Hotels, Restaurants & Leisure—0.5%
Gaylord Entertainment Co.
3.750%	10/01/2014^		1,400,000	1,802,500
International Game Technology
3.250%	05/01/2014		650,000	740,187
MGM Resorts International
4.250%	04/15/2015		2,000,000	2,122,500

				4,665,187

Household Durables—0.4%
Lennar Corp.
2.000%	12/01/2020^		3,150,000	3,701,250

Household Products—0.6%
Unicharm Corp. (Japan)
0.000%	09/24/2013	JPY	170,000,000	2,390,208
0.000%	09/24/2015	JPY	200,000,000	2,875,438

				5,265,646

Industrial Conglomerates—0.5%
Danaher Corp.
0.000%	01/22/2021		865,000	1,412,113
Siemens Financieringsmaatschappij NV, Series WW (Netherlands)
1.050%	08/16/2017		3,000,000	2,999,130

				4,411,243

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Internet & Catalog Retail—0.3%
priceline.com, Inc.
1.000%	03/15/2018^		$2,588,000	$2,752,985

Internet Software & Services—0.2%
WebMD Health Corp.
2.500%	01/31/2018^		2,150,000	1,937,688

IT Services—0.3%
Cap Gemini SA (France)
3.500%	01/01/2014	EUR	850,000	1,324,131
Euronet Worldwide, Inc.
3.500%	10/15/2025		1,100,000	1,109,625

				2,433,756

Life Sciences Tools & Services—0.5%
Charles River Laboratories International, Inc.
2.250%	06/15/2013		2,475,000	2,505,938
Illumina, Inc.
0.250%	03/15/2016^		2,375,000	2,288,906

				4,794,844

Machinery—0.8%
AGCO Corp.
1.250%	12/15/2036		600,000	770,250
Greenbrier Cos., Inc.
3.500%	04/01/2018^		1,050,000	1,011,937
Meritor, Inc.
4.625%	03/01/2026		2,715,000	2,491,013
Trinity Industries, Inc.
3.875%	06/01/2036		3,150,000	3,449,250

				7,722,450

Media—1.2%
Central European Media Enterprises Ltd. (Bermuda)
5.000%	11/15/2015		1,600,000	1,272,000
3.500%	03/15/2013^		900,000	875,250
Liberty Interactive LLC
3.250%	03/15/2031		1,625,000	1,425,938
3.125%	03/30/2023		1,675,000	2,030,937
Live Nation Entertainment, Inc.
2.875%	07/15/2027		1,525,000	1,465,906
Omnicom Group, Inc.
0.000%	07/01/2038		2,775,000	3,035,156
XM Satellite Radio, Inc.
7.000%	12/01/2014^		500,000	740,625

				10,845,812

Metals & Mining—1.0%
AngloGold Ashanti Holdings Finance plc, Reg S (Isle of Man)
3.500%	05/22/2014		1,700,000	1,870,000
ArcelorMittal (Luxembourg)
5.000%	05/15/2014		400,000	431,500
Goldcorp, Inc. (Canada)
2.000%	08/01/2014		3,500,000	4,239,375
Kaiser Aluminum Corp.
4.500%	04/01/2015^		270,000	323,649
Newmont Mining Corp., Series A
1.250%	07/15/2014		725,000	917,125

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Newmont Mining Corp., Series B
1.625%	07/15/2017		$1,400,000	$1,848,000

				9,629,649

Oil, Gas & Consumable Fuels—1.7%
Bill Barrett Corp.
5.000%	03/15/2028		2,000,000	2,010,000
Chesapeake Energy Corp.
2.750%	11/15/2035		1,250,000	1,239,063
2.500%	05/15/2037		3,465,000	3,209,456
Goodrich Petroleum Corp.
5.000%	10/01/2029		3,675,000	3,638,250
Patriot Coal Corp.
3.250%	05/31/2013^		3,500,000	3,355,625
PetroBakken Energy Ltd., Reg S (Canada)
3.125%	02/08/2016		2,000,000	1,985,000
SM Energy Co.
3.500%	04/01/2027		500,000	653,125

				16,090,519

Pharmaceuticals—1.7%
Endo Pharmaceuticals Holdings, Inc.
1.750%	04/15/2015		700,000	998,375
Salix Pharmaceuticals Ltd.
2.750%	05/15/2015		579,000	777,308
Sawai Pharmaceutical Co. Ltd. (Japan)
0.000%	09/17/2015	JPY	145,000,000	1,918,924
Shire plc, Reg S (Jersey, Channel Islands)
2.750%	05/09/2014		4,650,000	5,505,600
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		4,500,000	4,966,875
UCB SA (Belgium)
4.500%	10/22/2015	EUR	1,000,000	1,525,419

				15,692,501

Real Estate Investment Trusts (REITs)—0.7%
Boston Properties LP
3.625%	02/15/2014^		1,000,000	1,098,750
Health Care REIT, Inc.
3.000%	12/01/2029		1,575,000	1,807,313
Host Hotels & Resorts LP
2.625%	04/15/2027^		750,000	752,813
Host Hotels & Resorts LP, Series Q
3.250%	04/15/2024^		800,000	894,000
ProLogis LP
3.250%	03/15/2015		1,850,000	2,102,062

				6,654,938

Road & Rail—0.3%
Avis Budget Group, Inc.
3.500%	10/01/2014^		2,425,000	2,855,438

Semiconductors & Semiconductor Equipment—1.5%
Advanced Micro Devices, Inc.
6.000%	05/01/2015		3,425,000	3,579,125
Intel Corp.
3.250%	08/01/2039		3,250,000	4,586,562
Lam Research Corp.
1.250%	05/15/2018^		867,000	914,685
0.500%	05/15/2016^		400,000	413,500
Linear Technology Corp., Series A
3.000%	05/01/2027		2,300,000	2,458,125

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Micron Technology, Inc.
1.875%	06/01/2014	$2,100,000	$2,144,625
Xilinx, Inc.
2.625%	06/15/2017	220,000	297,275

			14,393,897

Software—1.6%
Electronic Arts, Inc.
0.750%	07/15/2016^	2,310,000	2,136,750
Mentor Graphics Corp.
4.000%	04/01/2031^	1,000,000	1,082,500
Microsoft Corp.
0.000%	06/15/2013^	3,450,000	3,795,000
Nuance Communications, Inc.
2.750%	11/01/2031^	1,675,000	1,901,125
Rovi Corp.
2.625%	02/15/2040	1,225,000	1,290,844
Symantec Corp., Series B
1.000%	06/15/2013	3,785,000	4,258,125

			14,464,344

Specialty Retail—0.5%
Group 1 Automotive, Inc.
2.250%	06/15/2036	2,900,000	3,222,625
RadioShack Corp.
2.500%	08/01/2013^	610,000	584,075
Sonic Automotive, Inc.
5.000%	10/01/2029	850,000	1,296,250

			5,102,950

Textiles, Apparel & Luxury Goods—0.4%
Hengdeli Holdings Ltd. (Cayman Islands)
2.500%	10/20/2015	HKD 10,000,000	1,335,385
Iconix Brand Group, Inc.
2.500%	06/01/2016^	2,625,000	2,575,781

			3,911,166

Wireless Telecommunication Services—0.5%
Leap Wireless International, Inc.
4.500%	07/15/2014	2,775,000	2,660,531
SBA Communications Corp.
1.875%	05/01/2013^	1,800,000	2,281,500

			4,942,031

TOTAL CONVERTIBLE DEBT OBLIGATIONS (Cost $222,691,486)			234,766,048

U.S. TREASURY OBLIGATIONS—10.7%
U.S. Treasury Bills—4.0%
U.S. Treasury Bill
0.094%	12/13/2012	2,250,000	2,247,851
0.090%	06/21/2012‡‡	1,010,000	1,009,867
0.087%	05/31/2012	1,000,000	999,914
0.075%	06/28/2012	9,750,000	9,748,411
0.055%	05/24/2012‡‡	11,945,000	11,943,964
0.027%	04/19/2012	5,000,000	4,999,849
0.012%	04/12/2012	5,700,000	5,699,890

			36,649,746

U.S. Treasury Notes—6.7%
U.S. Treasury Note
1.750%	01/31/2014	4,500,000	4,616,721

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.625%	12/31/2012 - 02/28/2013	$21,800,000	$21,883,298
0.500%	11/30/2012	6,100,000	6,113,585
0.375%	06/30/2013 - 07/31/2013	4,400,000	4,406,475
0.250%	10/31/2013 - 12/15/2014§	23,655,000	23,610,147
0.125%	09/30/2013‡‡	1,800,000	1,795,711

			62,425,937

TOTAL U.S. TREASURY OBLIGATIONS (Cost $99,076,263)			99,075,683

GOVERNMENT RELATED OBLIGATIONS—8.9%

U.S. Government Agencies—5.0%
Federal Farm Credit Bank
1.375%	06/25/2013	3,850,000	3,904,816
Federal Home Loan Banks
0.375%	11/27/2013	2,000,000	2,001,230
Federal Home Loan Banks, Series 1
0.500%	08/28/2013	4,280,000	4,292,142
Federal Home Loan Mortgage Corp.
1.750%	06/15/2012	6,000,000	6,019,878
0.625%	12/29/2014	8,800,000	8,820,381
Federal National Mortgage Association
0.750%	12/18/2013	4,000,000	4,029,316
0.625%	10/30/2014	3,000,000	3,013,932
0.500%	10/30/2012	7,000,000	7,013,524
0.375%	12/28/2012	3,604,000	3,610,927
National Credit Union Administration Guaranteed Notes, Series A1
0.262%	06/12/2013 #	1,510,000	1,509,064
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015	2,050,000	2,086,080

			46,301,290

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.7%
Ally Financial, Inc.
2.200%	12/19/2012	2,350,000	2,384,136
Citibank NA
1.750%	12/28/2012	2,000,000	2,023,032
General Electric Capital Corp., Series G MTN
2.625%	12/28/2012	1,546,000	1,573,663
Western Corporate Federal Credit Union
1.750%	11/02/2012	640,000	645,797

			6,626,628

Non-U.S. Government Agencies—0.5%
Export-Import Bank of Korea (Korea, Republic of)
5.500%	10/17/2012	500,000	511,538
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015^	600,000	609,000
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015^§	1,330,000	1,350,743
Petrobras International Finance Co. (Cayman Islands)
2.875%	02/06/2015	470,000	483,433
Petroleos Mexicanos (Mexico)
4.875%	03/15/2015 §	1,400,000	1,522,500

			4,477,214

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face		Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)

Sovereign Debt—1.5%
Canadian Government International Bond (Canada)
2.000%	12/01/2014	CAD	500,000	$510,417
Federal Agricultural Mortgage Corp.
0.000%	04/10/2012		$5,250,000	5,249,898
Korea Finance Corp. (Korea, Republic of)
3.250%	09/20/2016§		1,890,000	1,909,435
Mexican Bonos (Mexico)
8.000%	12/19/2013	MXN	34,800,000	2,868,178
Norway Government International Bond (Norway)
5.000%	05/15/2015	NOK	2,500,000	483,231
Panama Government International Bond (Panama)
9.375%	07/23/2012§		740,000	756,650
7.250%	03/15/2015		450,000	522,225
Qatar Government International Bond (Qatar)
3.125%	01/20/2017^		900,000	922,500
Republic of South Africa (South Africa)
7.375%	04/25/2012		1,080,000	1,084,869

				14,307,403

Supranational—0.2%
Asian Development Bank, Series G MTN (Philippines)
3.375%	05/20/2014	NOK	8,700,000	1,570,883

U.S. Municipal Bonds—0.8%
Citizens Property Insurance Corp. Revenue Bonds, Series 2007-A (Florida)
5.000%	03/01/2013		290,000	301,701
Kentucky Asset Liability Commission Revenue Bonds (Kentucky)
3.165%	04/01/2018§		1,300,000	1,344,005
Minnesota School District Capital Equipment Borrowing Program, Series 2011-B (Minnesota)
2.000%	09/09/2012		1,660,000	1,672,799
South Carolina State Public Service Authority Revenue Bonds, Series 2011-A (South Carolina)
0.941%	06/02/2014#		1,500,000	1,500,630
State of Louisiana General Obligation Bonds, Series 2011-B (Louisiana)
0.969%	07/15/2014#		1,780,000	1,781,121
University of California Revenue Bonds (California)
1.988%	05/15/2050#§		1,000,000	1,014,420

				7,614,676

Non-U.S. Regional Authority Bonds—0.2%
Province of Ontario (Canada)
2.950%	02/05/2015§		1,530,000	1,623,113

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $82,152,617)				82,521,207

ASSET-BACKED SECURITIES—5.9%
Automobile—2.6%
Ally Auto Receivables Trust Series 2011-1, Class A2
0.810%	10/15/2013		726,020	726,602
AmeriCredit Automobile Receivables Trust Series 2012-1, Class A2
0.910%	10/08/2015§		2,550,000	2,556,128

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face		Value
ASSET-BACKED SECURITIES—(Continued)
AmeriCredit Automobile Receivables Trust Series 2010-3, Class A2
0.770%	12/09/2013		$521,994	$522,135
CarMax Auto Owner Trust Series 2012-1, Class A2
0.590%	03/16/2015§		4,200,000	4,201,990
CarMax Auto Owner Trust Series 2011-1, Class A2
0.720%	11/15/2013§		2,462,056	2,462,980
First Investors Auto Owner Trust Series 2011-1, Class C
3.400%	03/15/2016^		1,400,000	1,400,948
Honda Auto Receivables Owner Trust Series 2012-1, Class A2
0.570%	08/15/2014§		1,275,000	1,275,852
Hyundai Capital Auto Funding Ltd. (Cayman Islands) Series 2010-8A, Class A
1.242%	09/20/2016#^		1,100,000	1,081,085
MMCA Automobile Trust Series 2012-A, Class A1
0.601%	02/04/2013^		791,476	792,581
Nissan Auto Receivables Owner Trust Series 2010-A, Class A2
0.550%	03/15/2013		211,747	211,760
Nissan Auto Receivables Owner Trust Series 2012-A, Class A2
0.540%	10/15/2014§		4,500,000	4,500,749
Volkswagen Auto Loan Enhanced Trust Series 2011-1, Class A2
0.670%	12/20/2013§		2,121,035	2,122,564
World Omni Auto Receivables Trust Series 2011-A, Class A2
0.640%	11/15/2013§		2,270,378	2,270,482

				24,125,856

Credit Card—2.3%
Capital One Multi-Asset Execution Trust Series 2008-A3, Class A3
5.050%	02/15/2016§		3,050,000	3,192,201
Chase Issuance Trust Series 2011-A2, Class A2
0.332%	05/15/2015#§		2,500,000	2,501,435
Citibank Credit Card Issuance Trust Series 2009-A5, Class A5
2.250%	12/23/2014§		4,700,000	4,760,353
Discover Card Master Trust Series 2012-A1, Class A1
0.810%	08/15/2017§		3,000,000	2,994,597
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		2,200,000	2,210,969
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A2
1.500%	02/15/2017#^	EUR	1,200,000	1,603,159
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
1.055%	02/15/2017#^§		3,950,000	3,949,997

				21,212,711

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face	Value
ASSET-BACKED SECURITIES—(Continued)
Home Equity—0.4%
Ameriquest Mortgage Securities, Inc. Series 2003-AR3, Class M2
3.317%	10/25/2033#	$158,006	$156,102
Argent Securities, Inc. Series 2006-W3, Class A2B
0.362%	04/25/2036#	73,714	21,558
Countrywide Asset-Backed Certificates Series 2004-AB1, Class 2A3
1.282%	02/25/2035#	201,299	197,153
Countrywide Asset-Backed Certificates Series 2005-12, Class 2A3
5.069%	02/25/2036#	570,916	518,859
Option One Mortgage Loan Trust Series 2005-4, Class A3
0.502%	11/25/2035#	758,870	725,329
Saxon Asset Securities Trust Series 2005-4, Class A2C
0.492%	11/25/2037#	448,227	439,022
Structured Asset Investment Loan Trust Series 2003-BC1, Class A2
0.922%	01/25/2033#	1,941,959	1,649,657

			3,707,680

Other—0.3%
CenterPoint Energy Transition Bond Co. LLC Series 2012-1, Class A1
0.901%	04/15/2018	2,650,000	2,652,830
CNH Equipment Trust Series 2011-A, Class A2
0.620%	06/16/2014	294,256	294,290
PG&E Energy Recovery Funding LLC Series 2005-1, Class A4
4.370%	06/25/2014	45,074	45,485

			2,992,605

Student Loan—0.3%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.593%	12/07/2020#§	2,956,902	2,967,784

TOTAL ASSET-BACKED SECURITIES (Cost $55,242,515)			55,006,636

PURCHASED OPTIONS—1.1%
		Contracts	Value
Put - Swiss Market Index, Expires 06/15/2012, Strike CHF 6,208.00		2,700	595,489
Call - U.S. 10 Year Treasury, Expires 05/25/2012, Strike $109.00		478	9,791,531

TOTAL PURCHASED OPTIONS (Cost $10,703,425)			10,387,020

Coupon Rate	Maturity Date	Face	Value
CERTIFICATES OF DEPOSIT—1.3%
Commercial Banks—1.3%
Bank of Nova Scotia
0.757%	07/27/2012	3,000,000	3,001,395

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face	Value
CERTIFICATES OF DEPOSIT—(Continued)
Canadian Imperial Bank of Commerce
0.767%	07/17/2012	$2,250,000	$2,250,070
0.731%	05/04/2012	500,000	499,978
Nordea Bank Finland plc
1.007%	02/07/2013	900,000	901,228
0.877%	04/13/2012	1,100,000	1,099,951
Royal Bank of Canada
0.494%	03/11/2013	1,390,000	1,380,647
Svenska Handelsbanken, Inc. (Sweden)
1.015%	01/18/2013	2,730,000	2,729,367

TOTAL CERTIFICATES OF DEPOSIT (Cost $11,868,063)			11,862,636

		Shares	Value
MONEY MARKET FUNDS—4.4%
Institutional Money Market Fund—4.4%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%¥
(Cost $41,321,827)		41,321,827	41,321,827

TOTAL INVESTMENTS—99.6%
(Cost $906,145,668)			925,423,437
Other assets less liabilities—0.4%			3,394,090

NET ASSETS—100.0%			$928,817,527

Legend to the Schedule of Investments:

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
HKD	Hong Kong Dollar
JPY	Japanese Yen
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar

*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $109,073,930, which represents 11.7% of Net Assets. The illiquid 144A securities represented 2.0% of Net Assets, and 17.4% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—20.3%
Aerospace & Defense—0.2%
Boeing Co. (The)
6.125%	02/15/2033	$100,000	$124,679
4.875%	02/15/2020†	200,000	236,486
L-3 Communications Corp.
4.950%	02/15/2021	300,000	314,389
Lockheed Martin Corp., Series B
6.150%	09/01/2036	250,000	300,734
Northrop Grumman Corp.
3.500%	03/15/2021	300,000	308,765
United Technologies Corp.
6.700%	08/01/2028	150,000	196,749
4.875%	05/01/2015	500,000	558,831

			2,040,633

Airlines—0.0%
Continental Airlines, Inc., Series 2010-1 A, Class A
4.750%	01/12/2021	294,222	305,990

Auto Components—0.0%
Johnson Controls, Inc.
5.500%	01/15/2016	250,000	282,215
4.250%	03/01/2021	300,000	318,430

			600,645

Beverages—0.6%
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039	300,000	456,622
7.750%	01/15/2019	500,000	653,187
6.875%	11/15/2019	300,000	382,985
5.375%	01/15/2020	500,000	588,552
1.500%	07/14/2014	200,000	203,048
Beam, Inc.
5.375%	01/15/2016	90,000	99,973
Bottling Group LLC
5.500%	04/01/2016	500,000	579,378
Coca-Cola Co. (The)
5.350%	11/15/2017	500,000	595,335
4.875%	03/15/2019	300,000	345,420
3.150%	11/15/2020	200,000	209,334
0.750%	11/15/2013	200,000	200,954
0.750%	03/13/2015	300,000	299,382
Coca-Cola Enterprises, Inc.
4.500%	09/01/2021	300,000	327,814
Diageo Finance BV (Netherlands)
5.300%	10/28/2015	750,000	855,600
PepsiCo, Inc.
3.750%	03/01/2014	500,000	530,794
3.000%	08/25/2021	500,000	506,421
2.500%	05/10/2016	200,000	209,330

			7,044,129

Biotechnology—0.2%
Amgen, Inc.
6.900%	06/01/2038	267,000	327,586
6.150%	06/01/2018	500,000	599,851
5.850%	06/01/2017	250,000	294,299
5.150%	11/15/2041	300,000	302,353
3.875%	11/15/2021	300,000	307,799
Genentech, Inc.
5.250%	07/15/2035	100,000	112,016

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Gilead Sciences, Inc.
4.400%	12/01/2021	$300,000	$315,510

			2,259,414

Capital Markets—1.4%
Bank of New York Mellon Corp. (The)
3.550%	09/23/2021	300,000	307,893
Bank of New York Mellon Corp. (The) MTN
2.300%	07/28/2016	100,000	102,625
Bank of New York Mellon Corp. (The), Series 1
2.950%	06/18/2015	500,000	526,929
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018	250,000	301,824
6.400%	10/02/2017	400,000	466,281
5.700%	11/15/2014	550,000	608,112
4.650%	07/02/2018	400,000	427,968
BlackRock, Inc.
4.250%	05/24/2021	500,000	537,481
Credit Suisse USA, Inc.
5.500%	08/15/2013	300,000	315,244
5.125%	01/15/2014†	500,000	528,142
5.125%	08/15/2015	500,000	548,333
Goldman Sachs Group, Inc. (The)
7.500%	02/15/2019	300,000	343,229
6.250%	09/01/2017	500,000	548,677
6.250%	02/01/2041	500,000	495,459
6.150%	04/01/2018	500,000	539,993
6.125%	02/15/2033	600,000	596,939
5.750%	01/24/2022	300,000	309,199
5.375%	03/15/2020	300,000	305,463
5.250%	07/27/2021	300,000	297,516
5.150%	01/15/2014	500,000	525,842
5.125%	01/15/2015	500,000	532,512
5.000%	10/01/2014	553,000	584,916
3.625%	02/07/2016	300,000	300,182
Jefferies Group, Inc.
6.250%	01/15/2036	230,000	209,875
5.125%	04/13/2018	300,000	294,000
JP Morgan Chase Capital XXV, Series Y
6.800%	10/01/2037	500,000	505,300
Mellon Funding Corp.
5.200%	05/15/2014	400,000	435,287
Merrill Lynch & Co., Inc.
6.875%	11/15/2018	250,000	278,679
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/2018	500,000	556,545
Morgan Stanley
7.250%	04/01/2032	100,000	108,703
6.000%	05/13/2014	500,000	523,582
5.750%	01/25/2021	600,000	590,074
4.750%	03/22/2017	300,000	300,429
2.875%	01/24/2014	300,000	299,479
Morgan Stanley MTN
5.450%	01/09/2017	500,000	511,155
Morgan Stanley, Series F MTN
6.625%	04/01/2018	500,000	527,157
6.000%	04/28/2015	1,000,000	1,047,413
5.950%	12/28/2017	500,000	515,418
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020	300,000	325,179

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Northern Trust Corp.
3.375%	08/23/2021	$500,000	$512,220

			17,591,254

Chemicals—0.4%
Agrium, Inc. (Canada)
6.125%	01/15/2041	400,000	464,304
Airgas, Inc.
2.950%	06/15/2016	200,000	206,817
Dow Chemical Co. (The)
8.550%	05/15/2019	629,000	825,472
5.250%	11/15/2041	300,000	311,045
4.125%	11/15/2021	150,000	154,611
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041	200,000	218,363
4.250%	04/01/2021†	300,000	338,358
2.750%	04/01/2016	300,000	317,504
1.750%	03/25/2014	300,000	307,343
Ecolab, Inc.
5.500%	12/08/2041	300,000	326,588
Monsanto Co.
5.500%	08/15/2025	200,000	239,010
PPG Industries, Inc.
3.600%	11/15/2020	400,000	416,453
Praxair, Inc.
3.950%	06/01/2013	150,000	155,643
3.250%	09/15/2015	500,000	535,369

			4,816,880

Commercial Banks—1.6%
Abbey National Treasury Services plc (United Kingdom)
2.875%	04/25/2014	300,000	298,821
Bank of Nova Scotia (Canada)
2.375%	12/17/2013	300,000	308,732
2.050%	10/07/2015	400,000	411,215
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015	1,000,000	1,039,708
2.750%	02/23/2015	300,000	303,066
2.375%	01/13/2014	500,000	503,831
BB&T Corp.
5.250%	11/01/2019	500,000	549,632
BNP Paribas SA (France)
3.250%	03/11/2015	500,000	505,153
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021	400,000	404,419
Capital One Financial Corp.
6.150%	09/01/2016	500,000	550,092
2.125%	07/15/2014	200,000	201,252
Credit Suisse (Switzerland)
5.500%	05/01/2014	500,000	536,413
5.300%	08/13/2019	400,000	441,611
Credit Suisse MTN (Switzerland)
4.375%	08/05/2020†	200,000	208,243
Discover Bank
7.000%	04/15/2020	200,000	229,851
HSBC Bank USA NA
4.875%	08/24/2020	400,000	410,563
HSBC Holdings plc (United Kingdom)
6.100%	01/14/2042	500,000	583,918
HSBC USA, Inc.
2.375%	02/13/2015	400,000	403,020

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
KeyBank NA/Ohio, Bank Note
5.800%	07/01/2014	$100,000	$108,486
KeyCorp MTN
5.100%	03/24/2021	500,000	552,102
LBBW (Germany)
7.625%	02/01/2023	200,000	250,005
National City Bank/Ohio
4.625%	05/01/2013	500,000	519,312
National City Corp.
6.875%	05/15/2019	500,000	582,389
PNC Funding Corp.
2.700%	09/19/2016	200,000	206,287
Royal Bank of Canada MTN (Canada)
2.875%	04/19/2016	300,000	314,226
Royal Bank of Scotland plc (The) (United Kingdom)
6.125%	01/11/2021	300,000	321,651
4.875%	03/16/2015	100,000	104,017
4.375%	03/16/2016	500,000	511,052
SunTrust Banks, Inc.
3.600%	04/15/2016	500,000	517,131
Toronto-Dominion Bank (The) (Canada)
1.375%	07/14/2014	300,000	305,436
U.S. Bank NA, Bank Note
4.800%	04/15/2015	250,000	274,500
UBS AG (Switzerland)
7.000%	10/15/2015	100,000	108,479
5.875%	07/15/2016	1,000,000	1,055,027
UBS AG MTN (Switzerland)
7.375%	06/15/2017†	100,000	113,197
US Bancorp
4.200%	05/15/2014	400,000	428,247
2.000%	06/14/2013	300,000	305,124
USB Capital XIII Trust
6.625%	12/15/2039	300,000	303,782
Wachovia Bank NA, Bank Note
6.600%	01/15/2038	300,000	359,333
4.875%	02/01/2015	500,000	539,264
Wachovia Corp., Series G MTN
5.500%	05/01/2013	1,000,000	1,050,501
Wells Fargo & Co.
5.000%	11/15/2014	750,000	804,962
3.676%	06/15/2016	400,000	427,583
Wells Fargo & Co. MTN
4.600%	04/01/2021	500,000	537,201
Wells Fargo Bank NA
5.950%	08/26/2036	100,000	109,883
Westpac Banking Corp. (Australia)
3.000%	08/04/2015	400,000	414,390
1.850%	12/09/2013	600,000	606,937

			19,620,044

Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.700%	05/15/2041	200,000	229,167
5.500%	09/15/2019	300,000	347,699
Waste Management, Inc.
7.000%	07/15/2028	50,000	63,189
6.375%	03/11/2015	400,000	457,031

			1,097,086

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Communications Equipment—0.2%
Cisco Systems, Inc.
5.500%	02/22/2016	$500,000	$580,773
4.950%	02/15/2019	500,000	578,072
1.625%	03/14/2014	400,000	408,281
Corning, Inc.
4.750%	03/15/2042	400,000	388,876
Harris Corp.
6.150%	12/15/2040	250,000	280,415
Juniper Networks, Inc.
3.100%	03/15/2016	400,000	414,350
Motorola Solutions, Inc.
7.500%	05/15/2025	340,000	404,925

			3,055,692

Computers & Peripherals—0.2%
Dell, Inc.
5.400%	09/10/2040†	300,000	313,513
1.400%	09/10/2013	300,000	303,106
Hewlett-Packard Co.
4.650%	12/09/2021	300,000	314,452
3.300%	12/09/2016	300,000	312,461
2.125%	09/13/2015	500,000	504,379
1.250%	09/13/2013	200,000	200,476

			1,948,387

Construction Materials—0.1%
CRH America, Inc.
6.000%	09/30/2016	750,000	817,600

Consumer Finance—0.6%
American Express Co.
8.150%	03/19/2038	350,000	518,250
4.875%	07/15/2013	1,000,000	1,047,422
American Express Credit Corp. MTN
2.800%	09/19/2016	200,000	205,695
2.750%	09/15/2015	400,000	415,353
Capital One Bank USA NA
8.800%	07/15/2019	500,000	612,197
Caterpillar Financial Services Corp.
1.550%	12/20/2013	400,000	406,438
Caterpillar Financial Services Corp. MTN
2.750%	06/24/2015	200,000	210,997
Caterpillar Financial Services Corp., Series F MTN
2.650%	04/01/2016	400,000	419,870
HSBC Finance Capital Trust IX
5.911%	11/30/2035#	500,000	471,580
John Deere Capital Corp. MTN
3.900%	07/12/2021	300,000	324,405
2.250%	06/07/2016	200,000	207,720
1.875%	06/17/2013	200,000	203,262
SLM Corp., Series A MTN
8.450%	06/15/2018	400,000	448,000
5.000%	10/01/2013	500,000	512,500
Toyota Motor Credit Corp. MTN
4.500%	06/17/2020	300,000	330,362
1.375%	08/12/2013	500,000	506,154

			6,840,205

Diversified Financial Services—2.1%
Bank of America Corp.
7.750%	08/15/2015	250,000	276,883
6.800%	03/15/2028	200,000	193,429

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.875%	01/05/2021	$400,000	$423,862
5.875%	02/07/2042	300,000	299,427
5.625%	07/01/2020	500,000	522,125
5.420%	03/15/2017	700,000	716,509
4.500%	04/01/2015	700,000	725,541
3.875%	03/22/2017	700,000	704,650
Bank of America Corp. MTN
5.000%	05/13/2021	300,000	301,008
4.900%	05/01/2013	500,000	515,051
3.625%	03/17/2016	500,000	499,591
Bank of America Corp., Series L MTN
7.375%	05/15/2014	200,000	217,213
5.650%	05/01/2018	500,000	534,439
Citigroup, Inc.
8.500%	05/22/2019	300,000	370,377
8.125%	07/15/2039	500,000	650,056
6.625%	06/15/2032	150,000	154,328
6.375%	08/12/2014	500,000	542,800
6.125%	11/21/2017	750,000	838,127
6.010%	01/15/2015	200,000	217,441
6.000%	08/15/2017	600,000	667,878
5.850%	12/11/2034	100,000	102,556
5.500%	04/11/2013	1,320,000	1,370,171
3.953%	06/15/2016†	200,000	205,729
2.650%	03/02/2015	400,000	400,206
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.875%	02/08/2022	400,000	387,610
3.375%	01/19/2017	300,000	307,040
2.125%	10/13/2015	200,000	201,520
Deutsche Bank AG (Germany)
6.000%	09/01/2017	650,000	738,772
Deutsche Bank Financial LLC MTN
5.375%	03/02/2015	250,000	258,787
General Electric Capital Corp.
5.500%	01/08/2020	500,000	568,039
4.800%	05/01/2013	500,000	521,953
4.625%	01/07/2021	300,000	320,745
2.950%	05/09/2016†	400,000	417,651
2.100%	01/07/2014	400,000	408,473
General Electric Capital Corp. MTN
5.875%	01/14/2038	700,000	772,123
5.400%	02/15/2017	650,000	745,202
General Electric Capital Corp., Series A MTN
6.875%	01/10/2039	300,000	371,742
6.750%	03/15/2032	750,000	898,686
5.625%	09/15/2017	300,000	349,672
3.750%	11/14/2014	500,000	532,101
JPMorgan Chase & Co.
6.400%	05/15/2038	300,000	357,979
6.300%	04/23/2019	500,000	578,595
5.600%	07/15/2041	200,000	219,379
5.125%	09/15/2014	500,000	536,100
4.750%	03/01/2015	500,000	543,667
4.625%	05/10/2021	300,000	314,104
4.500%	01/24/2022	400,000	416,960
3.450%	03/01/2016†	500,000	521,806
JPMorgan Chase & Co. MTN
2.050%	01/24/2014	300,000	305,334
1.875%	03/20/2015	500,000	501,636
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017	500,000	572,784

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018	$281,000	$408,069
5.500%	07/01/2013	75,000	79,536
3.050%	03/01/2016	250,000	264,195
Western Union Co. (The)
5.253%	04/01/2020	502,000	561,290

			25,430,947

Diversified Telecommunication Services—1.2%
AT&T, Inc.
6.550%	02/15/2039	200,000	244,238
6.300%	01/15/2038	250,000	294,831
6.150%	09/15/2034	500,000	578,661
5.800%	02/15/2019†	500,000	594,331
5.625%	06/15/2016	450,000	522,297
5.550%	08/15/2041	300,000	333,790
5.350%	09/01/2040	307,000	327,659
1.600%	02/15/2017†	400,000	398,193
BellSouth Capital Funding Corp.
7.875%	02/15/2030	400,000	514,254
BellSouth Corp.
6.875%	10/15/2031	350,000	422,920
5.200%	09/15/2014	500,000	550,601
British Telecommunications plc (United Kingdom)
9.625%	12/15/2030	450,000	663,813
Cellco Partnership/Verizon Wireless Capital LLC
8.500%	11/15/2018	500,000	687,434
7.375%	11/15/2013	300,000	330,778
5.550%	02/01/2014	300,000	324,602
CenturyLink, Inc.
5.800%	03/15/2022	400,000	391,331
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030	300,000	413,416
Embarq Corp.
7.082%	06/01/2016	250,000	281,811
France Telecom SA (France)
8.500%	03/01/2031	500,000	710,991
Qwest Capital Funding, Inc.
6.875%	07/15/2028	200,000	192,163
Qwest Communications International, Inc.
8.000%	10/01/2015	200,000	214,500
Qwest Corp.
6.500%	06/01/2017	500,000	567,637
Telecom Italia Capital SA (Luxembourg)
6.999%	06/04/2018	500,000	535,000
6.000%	09/30/2034	250,000	221,250
5.250%	11/15/2013	350,000	360,500
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020	600,000	574,787
3.729%	04/27/2015	200,000	199,411
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030	350,000	382,713
Verizon Communications, Inc.
6.400%	02/15/2038	500,000	607,749
6.350%	04/01/2019	500,000	609,764
6.000%	04/01/2041	300,000	356,675
5.850%	09/15/2035	250,000	287,931
3.000%	04/01/2016†	400,000	423,530
1.950%	03/28/2014	400,000	409,967

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Verizon Global Funding Corp.
7.750%	12/01/2030	$130,000	$176,556

			14,706,084

Electric Utilities—1.5%
Alabama Power Co., Series Q
5.500%	10/15/2017	150,000	176,523
Arizona Public Service Co.
4.500%	04/01/2042	300,000	295,175
Commonwealth Edison Co.
5.900%	03/15/2036	300,000	365,285
5.800%	03/15/2018	100,000	119,675
1.625%	01/15/2014	400,000	406,512
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016	500,000	581,116
Constellation Energy Group, Inc.
5.150%	12/01/2020	400,000	441,274
Consumers Energy Co., Series P
5.500%	08/15/2016	150,000	172,189
Dominion Resources, Inc.
1.800%	03/15/2014	400,000	408,862
Dominion Resources, Inc., Series A
5.600%	11/15/2016	300,000	350,294
Dominion Resources, Inc., Series C
4.900%	08/01/2041	300,000	315,987
Duke Energy Carolinas LLC
6.450%	10/15/2032	330,000	412,163
4.300%	06/15/2020	100,000	111,746
Duke Energy Corp.
2.150%	11/15/2016	200,000	204,092
Duke Energy Indiana, Inc.
3.750%	07/15/2020	300,000	317,667
Entergy Corp.
4.700%	01/15/2017	500,000	521,318
Exelon Corp.
4.900%	06/15/2015	350,000	382,059
FirstEnergy Corp., Series C
7.375%	11/15/2031	150,000	185,180
FirstEnergy Solutions Corp.
6.050%	08/15/2021	250,000	281,098
Florida Power & Light Co.
5.625%	04/01/2034	50,000	59,617
5.125%	06/01/2041	200,000	230,261
4.950%	06/01/2035	100,000	110,748
Florida Power Corp.
6.400%	06/15/2038	350,000	457,011
Georgia Power Co., Series 07-A
5.650%	03/01/2037	200,000	235,300
Georgia Power Co., Series AMBC
6.000%	09/01/2040	141,000	141,888
Great Plains Energy, Inc.
4.850%	06/01/2021	400,000	424,482
Indiana Michigan Power Co.
7.000%	03/15/2019	250,000	306,777
Jersey Central Power & Light
5.625%	05/01/2016	500,000	562,295
Kentucky Utilities Co.
5.125%	11/01/2040	500,000	570,345
MidAmerican Energy Co.
5.800%	10/15/2036	500,000	594,439
MidAmerican Energy Holdings Co.
6.125%	04/01/2036	200,000	238,542

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
MidAmerican Energy Holdings Co., Series D
5.000%	02/15/2014	$150,000	$161,332
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019	250,000	288,996
4.500%	06/01/2021	200,000	212,756
Nisource Finance Corp.
5.450%	09/15/2020	500,000	553,678
Northern States Power Co.
5.250%	03/01/2018	500,000	587,167
Ohio Power Co., Series C
5.500%	03/01/2013	150,000	156,281
Ohio Power Co., Series K
6.000%	06/01/2016	500,000	571,943
Pacific Gas & Electric Co.
6.050%	03/01/2034	500,000	609,772
Potomac Electric Power Co.
7.900%	12/15/2038	200,000	306,385
Progress Energy, Inc.
7.050%	03/15/2019	400,000	495,437
4.400%	01/15/2021	300,000	328,005
PSEG Power LLC
8.625%	04/15/2031	300,000	426,984
2.750%	09/15/2016	200,000	202,116
2.500%	04/15/2013	500,000	509,469
Puget Sound Energy, Inc.
4.434%	11/15/2041	300,000	300,776
South Carolina Electric & Gas Co.
5.300%	05/15/2033	150,000	164,767
Southern California Edison Co.
6.650%	04/01/2029	500,000	639,363
Southern Power Co., Series D
4.875%	07/15/2015	350,000	386,117
Union Electric Co.
6.400%	06/15/2017	250,000	299,971
Virginia Electric and Power Co.
5.950%	09/15/2017	250,000	303,934
5.400%	04/30/2018	250,000	297,631
Virginia Electric and Power Co., Series B
6.000%	01/15/2036	380,000	474,398
Wisconsin Electric Power
5.625%	05/15/2033	150,000	179,301
Xcel Energy, Inc.
4.800%	09/15/2041	200,000	210,811

			18,647,310

Electrical Equipment—0.1%
Emerson Electric Co.
5.000%	12/15/2014	150,000	166,550
5.000%	04/15/2019	500,000	575,157

			741,707

Electronic Equipment, Instruments & Components—0.1%
Agilent Technologies, Inc.
5.000%	07/15/2020	100,000	111,359
Arrow Electronics, Inc.
6.875%	07/01/2013	250,000	266,934
Thermo Fisher Scientific, Inc.
2.050%	02/21/2014	300,000	307,819

			686,112

Energy Equipment & Services—0.2%
Halliburton Co.
7.450%	09/15/2039	400,000	563,253

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Noble Holding International Ltd. (Cayman Islands)
6.200%	08/01/2040	$200,000	$223,123
3.450%	08/01/2015	200,000	210,727
2.500%	03/15/2017	300,000	302,823
Pride International, Inc.
6.875%	08/15/2020	200,000	244,295
Transocean, Inc. (Cayman Islands)
6.800%	03/15/2038	500,000	560,961
Weatherford International Ltd. (Bermuda)
9.625%	03/01/2019	400,000	530,826
6.750%	09/15/2040	300,000	335,478

			2,971,486

Food & Staples Retailing—0.2%
CVS Caremark Corp.
6.600%	03/15/2019	250,000	308,829
4.875%	09/15/2014	230,000	252,650
4.125%	05/15/2021	200,000	215,289
Kroger Co. (The)
7.500%	04/01/2031	200,000	256,001
5.400%	07/15/2040	200,000	214,945
4.950%	01/15/2015	300,000	329,707
Safeway, Inc.
6.250%	03/15/2014†	300,000	330,277

			1,907,698

Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018	500,000	595,739
Bunge Ltd. Finance Corp.
5.350%	04/15/2014	500,000	530,562
Campbell Soup Co.
4.875%	10/01/2013	250,000	265,836
ConAgra Foods, Inc.
5.875%	04/15/2014	500,000	546,401
General Mills, Inc.
5.400%	06/15/2040	300,000	335,229
3.150%	12/15/2021	200,000	200,598
Kellogg Co.
4.000%	12/15/2020	300,000	318,248
Kraft Foods, Inc.
6.875%	02/01/2038	380,000	478,894
6.500%	02/09/2040	200,000	246,984
5.375%	02/10/2020	400,000	463,171
5.250%	10/01/2013	600,000	638,281
4.125%	02/09/2016	100,000	108,770
Sara Lee Corp.
2.750%	09/15/2015	300,000	310,390
Unilever Capital Corp.
4.250%	02/10/2021	300,000	339,584

			5,378,687

Gas Utilities—0.1%
Southern California Gas Co.
5.125%	11/15/2040	400,000	463,613
Southern Union Co.
7.600%	02/01/2024	200,000	238,202

			701,815

Health Care Equipment & Supplies—0.2%
Baxter International, Inc.
5.900%	09/01/2016	400,000	475,798

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Becton Dickinson and Co.
5.000%	11/12/2040	$300,000	$323,075
Boston Scientific Corp.
7.375%	01/15/2040	200,000	254,142
6.250%	11/15/2015	200,000	221,035
6.000%	01/15/2020	200,000	229,922
CareFusion Corp.
6.375%	08/01/2019	250,000	290,930
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017	250,000	300,266
Medtronic, Inc.
4.450%	03/15/2020	300,000	338,396

			2,433,564

Health Care Providers & Services—0.3%
Aetna, Inc.
6.625%	06/15/2036	250,000	312,444
Aristotle Holding, Inc.
6.125%	11/15/2041^	200,000	223,923
4.750%	11/15/2021^†	200,000	214,459
Cigna Corp.
5.125%	06/15/2020	300,000	331,023
Express Scripts, Inc.
6.250%	06/15/2014	300,000	329,972
Quest Diagnostics, Inc.
6.950%	07/01/2037	300,000	367,555
4.700%	04/01/2021	300,000	325,324
UnitedHealth Group, Inc.
6.000%	02/15/2018	500,000	604,680
5.950%	02/15/2041	200,000	243,328
5.375%	03/15/2016	200,000	228,791
WellPoint, Inc.
5.250%	01/15/2016	500,000	560,868

			3,742,367

Hotels, Restaurants & Leisure—0.2%
McDonald’s Corp., Series I MTN
5.350%	03/01/2018	500,000	599,151
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	10/15/2014	300,000	344,625
7.150%	12/01/2019	300,000	357,000
Wyndham Worldwide Corp.
7.375%	03/01/2020	300,000	361,432
Yum! Brands, Inc.
6.875%	11/15/2037	200,000	256,295

			1,918,503

Household Durables—0.1%
Clorox Co. (The)
3.800%	11/15/2021	400,000	405,044
Kimberly-Clark Corp.
6.125%	08/01/2017	500,000	610,830
Whirlpool Corp. MTN
4.850%	06/15/2021	200,000	203,808

			1,219,682

Household Products—0.1%
Procter & Gamble Co. (The)
5.800%	08/15/2034	250,000	318,340
4.700%	02/15/2019	500,000	582,926

			901,266

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Industrial Conglomerates—0.0%
3M Co. MTN
5.700%	03/15/2037	$100,000	$128,203
GE Capital Trust I
6.375%	11/15/2067#	130,000	132,600

			260,803

Insurance—0.9%
ACE INA Holdings, Inc.
5.875%	06/15/2014	300,000	330,642
AEGON Funding Co. LLC
5.750%	12/15/2020	290,000	305,311
Allstate Corp. (The)
5.350%	06/01/2033	500,000	535,013
American International Group, Inc.
6.400%	12/15/2020	400,000	453,460
6.250%	03/15/2037	300,000	271,500
4.250%	05/15/2013	100,000	102,310
3.800%	03/22/2017	500,000	506,847
3.000%	03/20/2015	400,000	403,039
American International Group, Inc., Series G MTN
5.850%	01/16/2018	500,000	545,095
Assurant, Inc.
5.625%	02/15/2014	500,000	525,898
AXA SA (France)
8.600%	12/15/2030	250,000	276,738
Berkshire Hathaway Finance Corp.
5.000%	08/15/2013	700,000	741,640
4.250%	01/15/2021	300,000	324,580
Chubb Corp. (The)
6.375%	03/29/2067#	200,000	207,500
CNA Financial Corp.
5.850%	12/15/2014	430,000	463,788
5.750%	08/15/2021	300,000	320,271
Fidelity National Financial, Inc.
6.600%	05/15/2017	300,000	317,978
Genworth Financial, Inc.
7.700%	06/15/2020	200,000	209,635
Hartford Financial Services Group, Inc.
6.100%	10/01/2041	150,000	145,650
Jefferson-Pilot Corp.
4.750%	01/30/2014	300,000	313,018
Lincoln National Corp.
6.150%	04/07/2036	250,000	265,022
Marsh & McLennan Cos., Inc.
5.750%	09/15/2015	46,000	51,634
MetLife, Inc.
6.750%	06/01/2016	600,000	713,498
5.700%	06/15/2035	250,000	291,787
2.375%	02/06/2014	300,000	307,590
Progressive Corp. (The)
6.625%	03/01/2029	150,000	182,076
Prudential Financial, Inc.
6.625%	06/21/2040	100,000	117,337
5.375%	06/21/2020	300,000	336,583
Prudential Financial, Inc. MTN
5.800%	11/16/2041	200,000	217,442
Prudential Financial, Inc., Series D MTN
5.700%	12/14/2036	250,000	267,323
4.750%	09/17/2015	300,000	325,913

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040	$200,000	$221,682

			10,597,800

Internet & Catalog Retail—0.0%
Expedia, Inc.
7.456%	08/15/2018	500,000	566,859

Internet Software & Services—0.1%
Google, Inc.
3.625%	05/19/2021	300,000	326,280
2.125%	05/19/2016	300,000	312,156
1.250%	05/19/2014	300,000	305,114

			943,550

IT Services—0.2%
HP Enterprise Services LLC, Series B
6.000%	08/01/2013	650,000	691,029
International Business Machines Corp.
7.000%	10/30/2025	300,000	403,992
5.700%	09/14/2017	500,000	602,796
2.100%	05/06/2013	300,000	305,426
1.000%	08/05/2013	300,000	302,023
0.875%	10/31/2014	500,000	501,848

			2,807,114

Machinery—0.3%
Caterpillar, Inc.
6.050%	08/15/2036	500,000	635,011
Deere & Co.
6.950%	04/25/2014	250,000	282,685
Dover Corp.
5.375%	03/01/2041	300,000	352,066
General Electric Co.
5.250%	12/06/2017	500,000	578,952
Honeywell International, Inc.
5.700%	03/15/2036	300,000	361,997
3.875%	02/15/2014	300,000	317,876
Parker Hannifin Corp. MTN
3.500%	09/15/2022	100,000	103,067
Tyco International Finance SA (Luxembourg)
4.625%	01/15/2023	300,000	320,531
3.750%	01/15/2018	300,000	322,284
3.375%	10/15/2015	200,000	211,919

			3,486,388

Media—1.1%
CBS Corp.
7.875%	07/30/2030	250,000	324,225
5.750%	04/15/2020	200,000	230,312
Comcast Corp.
6.450%	03/15/2037	500,000	600,420
6.300%	11/15/2017	1,000,000	1,207,923
5.650%	06/15/2035	200,000	219,228
COX Communications, Inc.
5.500%	10/01/2015	75,000	85,083
4.625%	06/01/2013	250,000	261,260
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.375%	03/01/2041	500,000	566,262
5.200%	03/15/2020	200,000	220,301
3.800%	03/15/2022^	300,000	296,489
3.550%	03/15/2015	200,000	211,354
3.500%	03/01/2016	400,000	420,487

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Discovery Communications LLC
5.625%	08/15/2019	$400,000	$466,512
Historic TW, Inc.
9.150%	02/01/2023	300,000	409,357
NBCUniversal Media LLC
5.950%	04/01/2041	250,000	288,778
4.375%	04/01/2021	250,000	268,286
News America, Inc.
8.000%	10/17/2016	150,000	184,323
7.750%	12/01/2045	200,000	234,963
6.150%	02/15/2041	300,000	344,904
5.650%	08/15/2020	500,000	567,907
Omnicom Group, Inc.
5.900%	04/15/2016	500,000	575,210
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018	500,000	618,933
Time Warner Cable, Inc.
6.750%	06/15/2039	200,000	239,278
6.200%	07/01/2013	500,000	533,460
5.850%	05/01/2017	400,000	467,288
Time Warner Entertainment Co. LP
8.375%	03/15/2023	250,000	333,187
8.375%	07/15/2033	250,000	334,916
Time Warner, Inc.
5.875%	11/15/2016	1,000,000	1,172,505
5.375%	10/15/2041	250,000	263,665
Viacom, Inc.
6.875%	04/30/2036	300,000	378,318
4.500%	03/01/2021	200,000	216,094
2.500%	12/15/2016	300,000	307,408
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032	210,000	288,160

			13,136,796

Metals & Mining—0.7%
Alcoa, Inc.
5.550%	02/01/2017†	290,000	318,911
5.400%	04/15/2021	300,000	310,547
ArcelorMittal (Luxembourg)
7.000%	10/15/2039	400,000	383,186
5.250%	08/05/2020†	400,000	392,229
3.750%	08/05/2015	400,000	406,629
Barrick Gold Corp. (Canada)
2.900%	05/30/2016†	200,000	208,874
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039	400,000	442,516
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019	500,000	620,930
4.125%	02/24/2042	400,000	377,474
1.625%	02/24/2017	400,000	398,466
1.125%	11/21/2014	300,000	302,274
Freeport-McMoRan Copper & Gold, Inc.
3.550%	03/01/2022	400,000	384,959
Newmont Mining Corp.
6.250%	10/01/2039	200,000	223,031
3.500%	03/15/2022	400,000	386,164
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033	150,000	176,194
Rio Tinto Finance USA Ltd. (Australia)
8.950%	05/01/2014	500,000	579,924
Rio Tinto Finance USA plc (Australia)
4.750%	03/22/2042	300,000	300,568
2.000%	03/22/2017	500,000	501,719

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Southern Copper Corp.
7.500%	07/27/2035	$250,000	$295,603
Teck Resources Ltd. (Canada)
5.200%	03/01/2042†	300,000	285,666
3.000%	03/01/2019	300,000	296,521
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036	100,000	116,484
4.625%	09/15/2020	500,000	528,439

			8,237,308

Multiline Retail—0.4%
Kohl’s Corp.
4.000%	11/01/2021	300,000	310,085
Macy’s Retail Holdings, Inc.
6.900%	04/01/2029	100,000	116,936
6.650%	07/15/2024	100,000	116,570
5.900%	12/01/2016	100,000	114,874
5.750%	07/15/2014	300,000	329,020
Nordstrom, Inc.
4.000%	10/15/2021	100,000	106,606
Target Corp.
7.000%	07/15/2031	150,000	191,452
6.000%	01/15/2018	500,000	610,267
Wal-Mart Stores, Inc.
7.550%	02/15/2030	250,000	364,624
5.250%	09/01/2035	750,000	855,904
4.875%	07/08/2040	300,000	328,667
4.550%	05/01/2013	500,000	522,218
4.250%	04/15/2021	300,000	335,689
3.625%	07/08/2020	300,000	322,881
1.625%	04/15/2014	300,000	307,406

			4,933,199

Multi-Utilities—0.0%
Sempra Energy
6.150%	06/15/2018	250,000	298,636
2.000%	03/15/2014	250,000	255,281

			553,917

Office Electronics—0.1%
Pitney Bowes, Inc.
5.000%	03/15/2015	500,000	531,939
Pitney Bowes, Inc. MTN
4.750%	01/15/2016	200,000	210,604
Xerox Corp.
6.350%	05/15/2018	500,000	580,874
4.500%	05/15/2021	200,000	206,132
4.250%	02/15/2015	300,000	318,855

			1,848,404

Oil, Gas & Consumable Fuels—1.7%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031	400,000	460,901
Anadarko Petroleum Corp.
8.700%	03/15/2019	500,000	657,546
Apache Corp.
5.250%	02/01/2042†	500,000	561,378
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029	150,000	211,370
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013	500,000	534,513
4.500%	10/01/2020	300,000	330,134
3.200%	03/11/2016	400,000	424,207

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035	$500,000	$574,720
3.450%	11/15/2021	200,000	203,226
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019	200,000	238,638
CenterPoint Energy Resources Corp.
4.500%	01/15/2021	434,000	463,397
Chevron Corp.
3.950%	03/03/2014	300,000	319,671
ConocoPhillips Canada Funding Co. I (Canada)
5.950%	10/15/2036	500,000	604,659
5.625%	10/15/2016	500,000	588,880
ConocoPhillips Holding Co.
6.950%	04/15/2029	500,000	673,579
Devon Energy Corp.
5.600%	07/15/2041	100,000	112,946
2.400%	07/15/2016	300,000	308,507
Enbridge Energy Partners LP
9.875%	03/01/2019	300,000	399,637
Encana Corp. (Canada)
5.150%	11/15/2041	300,000	277,802
3.900%	11/15/2021†	300,000	292,629
Energy Transfer Partners LP
6.500%	02/01/2042	400,000	422,911
5.950%	02/01/2015	500,000	549,175
5.200%	02/01/2022†	300,000	314,439
Enterprise Products Operating LLC
5.950%	02/01/2041	200,000	223,617
3.700%	06/01/2015	100,000	106,981
3.200%	02/01/2016	200,000	210,628
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033	150,000	181,399
Enterprise Products Operating LLC, Series G
5.600%	10/15/2014	150,000	165,755
EOG Resources, Inc.
4.100%	02/01/2021	300,000	325,337
Hess Corp.
7.300%	08/15/2031	250,000	319,031
Kinder Morgan Energy Partners LP
6.550%	09/15/2040	300,000	337,150
6.500%	02/01/2037	300,000	331,727
5.950%	02/15/2018	300,000	350,818
Marathon Oil Corp.
5.900%	03/15/2018	455,000	531,853
Nexen, Inc. (Canada)
6.400%	05/15/2037	500,000	551,530
ONEOK Partners LP
6.150%	10/01/2016	160,000	184,688
Petro-Canada (Canada)
5.950%	05/15/2035	100,000	115,671
Phillips 66
4.300%	04/01/2022^	400,000	407,703
Plains All American Pipeline LP/PAA Finance Corp.
3.950%	09/15/2015	300,000	321,973
Shell International Finance BV (Netherlands)
5.200%	03/22/2017	500,000	588,302
3.100%	06/28/2015	500,000	535,618
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.400%	06/15/2021	200,000	206,692
Statoil ASA (Norway)
5.100%	08/17/2040	300,000	337,085

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.150%	01/23/2022	$500,000	$505,338
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032	500,000	636,545
Tennessee Gas Pipeline Co.
7.000%	10/15/2028	350,000	398,301
Texas Eastern Transmission LP
7.000%	07/15/2032	150,000	185,349
Total Capital International SA (France)
2.875%	02/17/2022	400,000	384,364
Total Capital SA (France)
4.450%	06/24/2020†	300,000	325,261
3.000%	06/24/2015	300,000	311,685
TransCanada PipeLines Ltd. (Canada)
5.850%	03/15/2036	500,000	592,731
4.000%	06/15/2013	250,000	260,022
Valero Energy Corp.
6.125%	06/15/2017	250,000	288,013
4.750%	06/15/2013	500,000	519,121
Williams Cos., Inc.
7.875%	09/01/2021	230,000	287,128
Williams Partners LP
6.300%	04/15/2040	100,000	116,661
5.250%	03/15/2020	100,000	110,419
3.800%	02/15/2015	100,000	106,333

			20,885,694

Paper & Forest Products—0.1%
International Paper Co.
7.500%	08/15/2021	500,000	631,367

Pharmaceuticals—0.7%
Abbott Laboratories
5.875%	05/15/2016	700,000	824,268
5.125%	04/01/2019	300,000	354,383
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017	250,000	299,989
Bristol-Myers Squibb Co.
5.875%	11/15/2036	155,000	192,714
5.450%	05/01/2018	250,000	300,578
Eli Lilly & Co.
6.770%	01/01/2036	250,000	334,114
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013	500,000	524,972
4.375%	04/15/2014	500,000	538,428
Johnson & Johnson
4.950%	05/15/2033	200,000	226,661
4.850%	05/15/2041	200,000	228,774
3.550%	05/15/2021	200,000	218,330
2.150%	05/15/2016	200,000	208,448
Merck & Co., Inc.
6.550%	09/15/2037	200,000	274,285
6.500%	12/01/2033	250,000	337,843
4.750%	03/01/2015	350,000	389,331
Novartis Capital Corp.
2.900%	04/24/2015	200,000	213,272
1.900%	04/24/2013	200,000	203,151
Novartis Securities Investment Ltd. (Bermuda)
5.125%	02/10/2019	500,000	586,507
Pfizer, Inc.
5.350%	03/15/2015	500,000	565,647
Pharmacia Corp.
6.500%	12/01/2018	350,000	436,656

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Sanofi (France)
2.625%	03/29/2016	$400,000	$419,225
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036†	250,000	300,878
Wyeth LLC
6.500%	02/01/2034	250,000	328,707
5.500%	02/01/2014	250,000	272,050

			8,579,211

Real Estate Investment Trusts (REITs)—0.4%
American Tower Corp.
4.500%	01/15/2018	500,000	526,019
Boston Properties LP
4.125%	05/15/2021	300,000	309,122
Camden Property Trust
5.000%	06/15/2015	200,000	214,557
Duke Realty LP
7.375%	02/15/2015	150,000	168,616
ERP Operating LP
5.375%	08/01/2016	500,000	556,674
5.200%	04/01/2013†	250,000	258,435
HCP, Inc.
2.700%	02/01/2014	300,000	304,318
HCP, Inc. MTN
6.700%	01/30/2018	250,000	289,128
Health Care REIT, Inc.
6.125%	04/15/2020	300,000	331,632
ProLogis LP
7.375%	10/30/2019	350,000	409,227
Realty Income Corp.
5.875%	03/15/2035	200,000	203,978
Simon Property Group LP
4.750%	03/15/2042	400,000	382,869
4.375%	03/01/2021†	400,000	425,223
2.800%	01/30/2017	500,000	512,540
Ventas Realty LP/Ventas Capital Corp.
4.250%	03/01/2022	400,000	389,456

			5,281,794

Road & Rail—0.3%
Burlington Northern Santa Fe LLC
5.650%	05/01/2017	500,000	582,475
3.450%	09/15/2021	200,000	203,591
CSX Corp.
7.375%	02/01/2019	300,000	377,423
6.000%	10/01/2036	334,000	388,281
Norfolk Southern Corp.
5.900%	06/15/2019	300,000	359,297
3.250%	12/01/2021	200,000	201,729
Ryder System, Inc. MTN
3.150%	03/02/2015	300,000	311,165
Union Pacific Corp.
6.625%	02/01/2029	250,000	314,996
5.780%	07/15/2040	300,000	355,774

			3,094,731

Semiconductors & Semiconductor Equipment—0.1%
Intel Corp.
4.800%	10/01/2041	300,000	320,853
3.300%	10/01/2021	300,000	310,576

			631,429

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Software—0.2%
Microsoft Corp.
4.500%	10/01/2040	$300,000	$322,273
1.625%	09/25/2015	400,000	412,248
0.875%	09/27/2013	300,000	302,310
Oracle Corp.
5.750%	04/15/2018	500,000	608,651
5.375%	07/15/2040	500,000	580,373
5.250%	01/15/2016	500,000	574,277

			2,800,132

Specialty Retail—0.2%
Gap, Inc. (The)
5.950%	04/12/2021	200,000	202,179
Home Depot, Inc. (The)
5.875%	12/16/2036	550,000	661,283
5.400%	03/01/2016	400,000	462,012
Lowe’s Cos., Inc.
5.800%	04/15/2040	300,000	351,218
5.400%	10/15/2016	400,000	466,228
Staples, Inc.
9.750%	01/15/2014	300,000	341,005

			2,483,925

Tobacco—0.2%
Altria Group, Inc.
9.950%	11/10/2038	300,000	457,695
9.250%	08/06/2019	800,000	1,077,309
Lorillard Tobacco Co.
6.875%	05/01/2020†	300,000	353,048
Philip Morris International, Inc.
5.650%	05/16/2018	500,000	596,719
4.375%	11/15/2041	200,000	195,347
2.900%	11/15/2021	200,000	197,628

			2,877,746

Transportation Infrastructure—0.0%
United Parcel Service, Inc.
6.200%	01/15/2038	300,000	391,752

Water Utilities—0.0%
American Water Capital Corp.
6.085%	10/15/2017	300,000	349,380

Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
6.125%	03/30/2040	300,000	351,396
5.000%	03/30/2020†	400,000	446,798
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018	500,000	623,183
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030	250,000	345,660
6.150%	02/27/2037	200,000	242,684
5.625%	02/27/2017	500,000	585,492
5.375%	01/30/2015	250,000	279,015

			2,874,228

TOTAL CORPORATE OBLIGATIONS (Cost $233,084,810)			247,678,714

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
MORTGAGE-RELATED SECURITIES—33.2%

Commercial Mortgage-Backed Securities—1.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class A4
5.075%	11/10/2042#	$500,000	$515,888
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.193%	09/10/2047#	800,000	896,164
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM
5.193%	09/10/2047#	1,000,000	1,079,632
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4
5.889%	07/10/2044#	500,000	563,500
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2
5.634%	04/10/2049#	576,266	590,894
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4
5.492%	02/10/2051	2,000,000	2,267,728
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.145%	10/12/2042#	921,000	1,027,795
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4
5.537%	10/12/2041	1,000,000	1,140,852
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005- CD1, Class A4
5.225%	07/15/2044#	900,000	1,005,140
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007- CD4, Class A4
5.322%	12/11/2049	1,000,000	1,097,968
Commercial Mortgage Pass Through Certificates
4.840%	10/15/2037	200,000	212,285
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM
5.290%	11/10/2045#	750,000	767,827
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049	1,000,000	1,108,270
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039	1,000,000	1,104,659
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6
5.396%	08/10/2038#†	600,000	648,361
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553%	04/10/2038#	800,000	889,818
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.560%	11/10/2039	1,200,000	1,359,244
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4
4.738%	07/15/2042	935,000	1,015,719
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class AM
5.464%	12/12/2043	750,000	744,037
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4
5.794%	02/12/2051#†	500,000	575,460
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3
5.430%	02/15/2040	750,000	832,826
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046#	750,000	844,380

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ
5.485%	07/12/2046#	$500,000	$413,178
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4
5.012%	12/15/2035#	750,000	791,214
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.215%	01/15/2041#	500,000	536,805
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4
5.317%	07/15/2041#	750,000	806,254
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class B
4.892%	10/15/2041	1,000,000	933,442

			23,769,340

U.S. Government Agency Mortgage -Backed Securities—31.3%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027 - 10/01/2029	273,881	325,009
7.000%	02/01/2016 - 09/01/2036	620,710	715,460
6.500%	07/01/2014 - 01/01/2039	2,929,150	3,298,950
6.086%	01/01/2037#	567,485	617,071
6.000%	11/01/2016 - 10/01/2038	7,830,455	8,679,972
5.829%	01/01/2037#	161,818	175,010
5.638%	02/01/2037#	304,928	329,234
5.500%	02/01/2018 - 08/01/2039	12,869,614	14,058,272
5.000%	08/01/2017 - 04/01/2041	18,788,417	20,298,204
4.500%	08/01/2018 - 08/01/2041	23,612,651	25,105,926
4.000%	05/01/2019 - 01/01/2042	17,252,408	18,155,986
3.500%	10/01/2025 - 03/01/2042	8,050,162	8,380,554
3.427%	06/01/2041#	233,346	243,796
3.000%	02/01/2032	997,230	1,019,527
2.680%	01/01/2042#	496,172	517,186
Federal Home Loan Mortgage Corp. TBA
6.000%	04/15/2042	1,100,000	1,212,578
5.500%	04/15/2042	900,000	978,188
5.000%	04/15/2042	800,000	861,344
4.500%	04/15/2027 - 04/15/2042	1,700,000	1,807,438
4.000%	04/15/2027 - 05/15/2042	2,300,000	2,412,047
3.500%	04/15/2027 - 05/15/2042	2,900,000	3,000,531
Federal National Mortgage Association
7.500%	06/01/2030 - 07/01/2031	26,493	30,178
7.000%	03/01/2030 - 04/01/2038	1,417,581	1,638,005
6.500%	02/01/2017 - 10/01/2039	3,630,629	4,105,058
6.000%	04/01/2014 - 11/01/2039	12,830,972	14,195,862

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
5.644%	01/01/2037#	$1,172,771	$1,260,015
5.500%	01/01/2018 - 05/01/2040	21,799,425	23,884,699
5.000%	03/01/2018 - 05/01/2041	21,244,799	23,025,551
4.500%	03/01/2018 - 11/01/2041	34,106,432	36,389,982
4.000%	08/01/2018 - 03/01/2042	32,227,830	33,962,845
3.665%	05/01/2041#	400,302	421,540
3.583%	08/01/2040#	322,750	339,696
3.500%	08/01/2025 - 03/01/2042	14,924,082	15,549,135
3.455%	02/01/2041#	240,064	251,600
3.223%	07/01/2040#	642,300	672,127
3.140%	06/01/2040#	284,301	295,803
2.917%	02/01/2037#	101,098	107,929
2.847%	01/01/2042#	898,030	934,426
2.784%	05/01/2035#	252,486	270,024
2.645%	03/01/2037#	2,003,660	2,143,929
2.517%	10/01/2035#	780,465	833,299
2.413%	05/01/2035#	649,948	687,984
Federal National Mortgage Association TBA
6.000%	04/25/2042	700,000	760,344
5.500%	04/25/2042	1,400,000	1,525,563
5.000%	04/25/2027 - 04/25/2042	6,000,000	6,482,251
4.500%	04/25/2042	3,200,000	3,404,500
4.000%	04/25/2027 - 05/25/2042	1,900,000	1,993,766
3.500%	04/25/2027 - 05/25/2042	3,700,000	3,837,406
Government National Mortgage Association
7.500%	12/15/2029 - 05/15/2032	376,210	443,236
7.000%	09/15/2037	48,725	56,510
6.500%	03/15/2026 - 01/15/2039	1,726,010	1,992,358
6.000%	02/15/2033 - 12/15/2039	4,438,856	5,021,821
5.500%	01/15/2024 - 07/20/2040	6,979,006	7,830,198
5.000%	05/15/2033 - 10/20/2041	16,434,399	18,211,508
4.500%	04/20/2026 - 09/20/2041	25,337,465	27,671,906
4.000%	08/15/2024 - 02/20/2042	16,536,047	17,798,926
3.500%	12/15/2025 - 01/20/2042	2,689,423	2,814,235
3.500%	12/20/2040#	437,803	464,289
3.000%	02/20/2041 - 11/20/2041#	1,444,889	1,516,378
2.500%	11/20/2040 - 12/20/2040#	928,186	962,441
Government National Mortgage Association TBA
6.000%	04/15/2042	600,000	677,156
5.500%	04/15/2042	400,000	447,063
5.000%	04/15/2042	800,000	883,625
4.500%	04/15/2042	1,200,000	1,305,938
4.000%	05/15/2042	2,300,000	2,462,078

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.364%	08/12/2048	$500,000	$509,467

			382,264,933

TOTAL MORTGAGE-RELATED SECURITIES (Cost $387,441,065)			406,034,273

U.S. TREASURY OBLIGATIONS—34.8%
U.S. Treasury Bonds—6.8%
U.S. Treasury Bond
11.250%	02/15/2015	1,300,000	1,696,297
9.875%	11/15/2015	2,550,000	3,391,898
9.125%	05/15/2018	1,060,000	1,549,008
8.750%	05/15/2017 - 08/15/2020	2,910,000	4,280,798
8.500%	02/15/2020	991,000	1,485,261
8.125%	08/15/2021†	400,000	608,938
8.125%	08/15/2019 - 05/15/2021	3,640,000	5,395,868
8.000%	11/15/2021	1,110,000	1,686,247
7.625%	11/15/2022 - 02/15/2025	1,140,000	1,748,691
7.500%	11/15/2024	475,000	730,312
7.250%	05/15/2016 - 08/15/2022	2,040,000	2,661,863
7.125%	02/15/2023	183,000	268,267
6.875%	08/15/2025	300,000	443,437
6.750%	08/15/2026	700,000	1,033,703
6.625%	02/15/2027	300,000	440,297
6.500%	11/15/2026	800,000	1,158,875
6.375%	08/15/2027	300,000	432,844
6.250%	08/15/2023 - 05/15/2030	3,040,000	4,316,819
6.125%	11/15/2027 - 08/15/2029	2,110,000	2,991,023
6.000%	02/15/2026	965,000	1,331,549
5.250%	11/15/2028 - 02/15/2029	1,000,000	1,308,203
5.000%	05/15/2037	710,000	930,877
4.750%	02/15/2041	2,500,000	3,186,720
4.625%	02/15/2040	3,100,000	3,872,095
4.500%	02/15/2036 - 08/15/2039	4,500,000	5,505,546
4.375%	02/15/2038 - 05/15/2041	9,830,000	11,814,663
4.250%	05/15/2039 - 11/15/2040	4,900,000	5,772,173
3.875%	08/15/2040	3,000,000	3,318,750
3.750%	08/15/2041	2,500,000	2,703,125
3.500%	02/15/2039	1,800,000	1,870,313
3.125%	11/15/2041 - 02/15/2042	5,300,000	5,083,250

			83,017,710

U.S. Treasury Notes—28.0%
U.S. Treasury Note
5.125%	05/15/2016	1,500,000	1,761,915
4.875%	08/15/2016	1,600,000	1,873,125
4.750%	05/15/2014 - 08/15/2017	3,010,000	3,411,326
4.625%	11/15/2016 - 02/15/2017	2,260,000	2,636,578
4.500%	11/15/2015 - 02/15/2016	2,340,000	2,665,610

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
4.250%	08/15/2013 - 11/15/2017	$11,335,000	$12,372,668
4.125%	05/15/2015	1,530,000	1,697,942
4.000%	02/15/2014 - 08/15/2018	5,890,000	6,480,019
3.875%	05/15/2018	1,530,000	1,756,870
3.750%	11/15/2018	2,200,000	2,516,422
3.625%	05/15/2013 - 02/15/2021	13,670,000	15,256,929
3.500%	05/31/2013 - 05/15/2020	5,825,000	6,514,424
3.375%	06/30/2013 - 11/15/2019	7,165,000	7,659,558
3.250%	05/31/2016 - 03/31/2017	7,240,000	7,982,495
3.125%	04/30/2013 - 05/15/2021	19,015,000	20,477,087
3.000%	08/31/2016 - 02/28/2017	5,900,000	6,444,548
2.875%	03/31/2018	600,000	653,719
2.750%	10/31/2013 - 02/15/2019	10,430,000	11,197,969
2.625%	06/30/2014 - 11/15/2020	23,035,000	24,360,879
2.500%	03/31/2015 - 06/30/2017	6,500,000	6,898,633
2.375%	08/31/2014 - 06/30/2018	15,715,000	16,566,657
2.250%	05/31/2014 - 07/31/2018	9,870,000	10,363,902
2.125%	11/30/2014 - 08/15/2021	8,630,000	8,918,604
2.000%	11/30/2013 - 02/15/2022	15,200,000	15,256,289
1.875%	02/28/2014 - 10/31/2017	11,045,000	11,432,826
1.750%	04/15/2013 - 10/31/2018	9,510,000	9,755,430
1.500%	12/31/2013 - 03/31/2019	7,150,000	7,263,397
1.375%	02/28/2019†	2,000,000	1,971,876
1.375%	05/15/2013 - 12/31/2018	4,950,000	4,945,073
1.250%	02/15/2014 - 01/31/2019	15,150,000	15,347,678
1.250%	08/31/2015†	3,970,000	4,054,672
1.125%	06/15/2013	1,900,000	1,919,965
1.000%	07/15/2013 - 03/31/2017	14,710,000	14,789,832
0.875%	11/30/2016 - 01/31/2017	7,850,000	7,809,867
0.875%	02/28/2017†	3,000,000	2,979,375
0.750%	08/15/2013 - 06/15/2014	7,400,000	7,453,400
0.625%	04/30/2013 - 07/15/2014	3,213,000	3,228,401
0.500%	05/31/2013 - 10/15/2014	14,490,000	14,528,110
0.375%	06/30/2013 - 03/15/2015	8,750,000	8,737,911
0.250%	10/31/2013 - 02/15/2015	19,450,000	19,397,008
0.250%	02/28/2014†	4,000,000	3,994,688

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.125%	08/31/2013 - 12/31/2013	$6,750,000	$6,732,286

			342,065,963

TOTAL U.S. TREASURY OBLIGATIONS (Cost $412,470,649)			425,083,673

GOVERNMENT RELATED OBLIGATIONS—10.7%

U.S. Government Agencies—5.5%
Federal Farm Credit Bank
2.625%	04/17/2014	500,000	520,684
1.125%	02/27/2014	500,000	505,508
0.750%	12/19/2014	750,000	748,719
0.470%	12/19/2013	750,000	748,725
Federal Home Loan Bank
5.500%	08/13/2014- 07/15/2036	1,400,000	1,636,909
4.875%	09/08/2017	1,250,000	1,471,704
4.750%	12/16/2016	1,000,000	1,168,813
3.625%	10/18/2013	900,000	945,469
3.125%	12/13/2013	500,000	523,511
2.875%	06/12/2015	900,000	961,512
1.875%	06/21/2013	1,000,000	1,019,768
1.240%	03/14/2017	750,000	748,187
1.000%	08/08/2014	500,000	500,284
0.750%	03/26/2015	500,000	500,186
0.410%	03/12/2014	1,000,000	999,890
Federal Home Loan Bank, Series 467
5.250%	06/18/2014	1,000,000	1,106,310
Federal Home Loan Bank, Series 656
5.375%	05/18/2016	900,000	1,064,678
Federal Home Loan Mortgage Corp.
6.250%	07/15/2032	650,000	903,363
6.000%	04/16/2037	600,000	601,255
5.500%	07/18/2016	1,000,000	1,191,547
5.125%	11/17/2017†	800,000	961,215
5.000%	01/30/2014- 07/15/2014	1,500,000	1,643,563
4.875%	06/13/2018	1,000,000	1,194,416
4.500%	07/15/2013- 01/15/2015	3,100,000	3,311,440
4.375%	07/17/2015	1,400,000	1,567,234
4.125%	09/27/2013	1,000,000	1,056,767
3.750%	06/28/2013- 03/27/2019	2,210,000	2,347,329
2.875%	02/09/2015	1,000,000	1,065,568
2.375%	01/13/2022	1,000,000	983,809
2.000%	02/28/2019	750,000	750,079
1.625%	04/15/2013	500,000	507,247
1.250%	05/12/2017	1,000,000	999,882
1.000%	08/20/2014- 08/27/2014	1,500,000	1,519,583
0.950%	11/10/2014	750,000	750,502
0.900%	01/23/2015	500,000	500,467
0.750%	11/25/2014	1,000,000	1,005,794
0.500%	10/18/2013	750,000	750,064
0.375%	10/30/2013	1,000,000	1,002,646
Federal Home Loan Mortgage Corp. MTN
5.050%	01/26/2015	300,000	337,439
Federal National Mortgage Association
7.250%	05/15/2030	400,000	601,395
6.625%	11/15/2030	500,000	711,565
6.250%	05/15/2029	740,000	1,007,313

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
6.000%	04/18/2036	$250,000	$290,645
5.375%	04/11/2022	880,000	881,055
5.000%	04/15/2015- 05/11/2017	2,550,000	2,942,164
4.625%	10/15/2013	900,000	959,436
4.375%	10/15/2015	1,000,000	1,127,156
2.750%	02/05/2014- 03/13/2014	4,000,000	4,186,230
2.625%	11/20/2014	1,000,000	1,055,351
2.375%	07/28/2015†	1,000,000	1,055,158
1.750%	05/07/2013	1,000,000	1,016,029
1.500%	09/08/2014	500,000	510,230
1.250%	08/20/2013- 09/28/2016	1,500,000	1,516,179
1.125%	06/27/2014	1,000,000	1,018,075
1.000%	09/20/2013	500,000	500,376
0.800%	10/17/2014	750,000	750,184
0.750%	12/18/2013	1,000,000	1,007,329
0.500%	08/09/2013- 12/27/2013	1,750,000	1,753,433
0.000%	06/01/2017	400,000	370,003
Financing Corp. FICO
8.600%	09/26/2019	500,000	720,190
Financing Corp. FICO, Series E
9.650%	11/02/2018	500,000	733,010
Israel Government AID Bond (Israel)
5.500%	04/26/2024	350,000	437,875
Tennessee Valley Authority
5.250%	09/15/2039	500,000	601,850
Tennessee Valley Authority, Series E
6.250%	12/15/2017	1,200,000	1,516,325

			67,390,622

Non-U.S. Government Agencies—1.2%
Export Development Canada (Canada)
2.250%	05/28/2015	300,000	315,274
1.500%	05/15/2014†	300,000	306,987
Export-Import Bank of Korea (Korea, Republic of)
5.125%	03/16/2015	500,000	537,821
5.000%	04/11/2022	400,000	423,999
Japan Bank for International Cooperation (Japan)
2.500%	05/18/2016	400,000	415,909
KFW (Germany)
4.875%	01/17/2017	1,000,000	1,160,949
4.500%	07/16/2018†	500,000	578,983
4.125%	10/15/2014	1,000,000	1,086,082
4.000%	01/27/2020	300,000	336,779
3.500%	03/10/2014	500,000	528,013
2.625%	03/03/2015†	750,000	788,984
1.375%	01/13/2014	800,000	812,167
1.250%	02/15/2017	400,000	398,740
KFW MTN (Germany)
2.750%	09/08/2020	500,000	512,042
Korea Development Bank (The) (Korea, Republic of)
8.000%	01/23/2014	500,000	552,404
3.875%	05/04/2017	300,000	311,286
Landwirtschaftliche Rentenbank (Germany)
5.125%	02/01/2017	300,000	350,171
4.125%	07/15/2013	450,000	470,395
Landwirtschaftliche Rentenbank, Series G13 (Germany)
4.875%	11/16/2015	750,000	847,798

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Oesterreichische Kontrollbank AG (Austria)
2.000%	06/03/2016	$300,000	$303,887
Pemex Project Funding Master Trust
6.625%	06/15/2035†	500,000	575,000
Petrobras International Finance Co. (Cayman Islands)
8.375%	12/10/2018	250,000	317,105
6.750%	01/27/2041	300,000	349,430
6.125%	10/06/2016	500,000	568,000
5.375%	01/27/2021	600,000	649,043
2.875%	02/06/2015	300,000	308,574
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019	250,000	317,500
5.500%	01/21/2021†	500,000	553,750
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017	500,000	568,850

			15,245,922

Sovereign Debt—1.2%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040	260,000	343,850
10.125%	05/15/2027†	435,000	726,885
8.875%	04/15/2024†	400,000	611,400
7.875%	03/07/2015	455,000	543,953
7.125%	01/20/2037	460,000	633,650
5.875%	01/15/2019	500,000	600,500
Canada Government International Bond (Canada)
2.375%	09/10/2014	500,000	523,185
Chile Government International Bond (Chile)
3.875%	08/05/2020	500,000	540,000
Colombia Government International Bond (Colombia)
11.750%	02/25/2020	200,000	319,500
8.125%	05/21/2024	200,000	284,500
7.375%	09/18/2037	200,000	282,000
Israel Government International Bond (Israel)
4.000%	06/30/2022	400,000	396,410
Mexico Government International Bond (Mexico)
6.050%	01/11/2040	500,000	605,000
5.875%	02/17/2014†	500,000	544,250
Mexico Government International Bond MTN (Mexico)
4.750%	03/08/2044	200,000	196,500
Panama Government International Bond (Panama)
6.700%	01/26/2036	288,000	380,160
Peruvian Government International Bond (Peru)
7.350%	07/21/2025	400,000	548,400
6.550%	03/14/2037	500,000	639,500
Poland Government International Bond (Poland)
5.125%	04/21/2021	300,000	321,900
3.875%	07/16/2015	300,000	316,710
Republic of Finland (Finland)
6.950%	02/15/2026	150,000	209,630
Republic of Italy (Italy)
6.875%	09/27/2023	250,000	266,375
5.375%	06/15/2033	500,000	473,171
4.375%	06/15/2013†	1,000,000	1,029,577
Republic of Korea (Korea, Republic of)
5.750%	04/16/2014	500,000	539,588
South Africa Government International Bond (South Africa)
6.875%	05/27/2019	500,000	604,375
State of Israel (Israel)
5.500%	11/09/2016	300,000	339,666
United Mexican States (Mexico)
8.125%	12/30/2019	750,000	1,014,375

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
United Mexican States MTN (Mexico)
8.300%	08/15/2031	$200,000	$299,000

			14,134,010

Supranational—1.4%
Asian Development Bank
2.750%	05/21/2014	100,000	104,840
Asian Development Bank MTN
4.250%	10/20/2014	300,000	326,913
3.625%	09/05/2013†	800,000	835,580
2.500%	03/15/2016†	400,000	425,068
1.125%	03/15/2017†	500,000	499,356
Corp. Andina de Fomento
3.750%	01/15/2016	300,000	312,499
Council Of Europe Development Bank MTN
1.500%	02/22/2017	400,000	397,528
European Bank for Reconstruction & Development MTN
2.500%	03/15/2016†	500,000	524,126
1.000%	02/16/2017	500,000	491,847
European Investment Bank
5.125%	09/13/2016- 05/30/2017	1,000,000	1,164,822
4.625%	05/15/2014	500,000	540,404
3.375%	06/12/2013†	500,000	516,239
3.000%	04/08/2014†	500,000	522,923
2.875%	09/15/2020†	500,000	511,395
2.125%	07/15/2016	500,000	516,034
1.750%	03/15/2017	500,000	505,531
1.500%	05/15/2014	500,000	508,637
1.250%	02/14/2014†	500,000	506,564
1.125%	08/15/2014- 04/15/2015	1,200,000	1,211,435
European Investment Bank MTN
1.625%	09/01/2015	700,000	714,357
Inter-American Development Bank
2.250%	07/15/2015†	200,000	209,532
1.625%	07/15/2013	500,000	506,145
1.375%	10/18/2016	300,000	305,196
Inter-American Development Bank MTN
3.875%	02/14/2020†	400,000	460,966
International Bank for Reconstruction & Development
2.375%	05/26/2015	200,000	210,800
2.125%	03/15/2016	500,000	524,459
1.750%	07/15/2013	500,000	508,433
1.125%	08/25/2014	500,000	508,468
0.875%	04/17/2017	700,000	694,664
0.650%	11/29/2013	400,000	400,803
0.500%	11/26/2013	600,000	602,693
International Finance Corp. MTN
2.125%	11/17/2017†	500,000	519,604
Nordic Investment Bank
2.500%	07/15/2015†	500,000	527,717

			17,115,578

U.S. Municipal Bonds—1.0%
American Municipal Power-Ohio, Inc. Revenue Bonds (Ohio)
7.499%	02/15/2050	200,000	257,006

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Bay Area Toll Authority Revenue Bonds (California)
6.263%	04/01/2049	$400,000	$523,636
California General Obligation Bonds (California)
7.550%	04/01/2039	500,000	649,240
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034	400,000	495,224
City of New York General Obligation Bonds (New York)
5.517%	10/01/2037	100,000	116,495
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034	400,000	462,532
Dallas Area Rapid Transit Revenue Bonds (Texas)
5.022%	12/01/2048	300,000	336,072
Dallas Convention Center Hotel Development Corp. Revenue Bonds (Texas)
7.088%	01/01/2042	200,000	231,246
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044	300,000	364,812
Dallas Independent School District General Obligation Bonds (Texas)
6.450%	02/15/2035	300,000	363,615
Government Development Bank for Puerto Rico Revenue Bonds, Series 2011 B (Puerto Rico)
4.704%	05/01/2016	400,000	413,828
3.670%	05/01/2014	400,000	407,692
Illinois General Obligation Bonds (Illinois)
5.100%	06/01/2033	500,000	471,830
Los Angeles Unified School District General Obligation Bonds (California)
5.755%	07/01/2029	200,000	231,072
5.750%	07/01/2034	300,000	348,363
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds (Tennessee)
5.707%	07/01/2034	300,000	355,065
Metropolitan Transportation Authority Revenue Bonds (New York)
6.648%	11/15/2039	200,000	248,986
6.548%	11/15/2031	200,000	241,610
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 J (Georgia)
6.637%	04/01/2057	300,000	333,948
New Jersey Economic Development Authority Revenue Bonds,Series 1997 A (New Jersey)
7.425%	02/15/2029	200,000	251,470
New Jersey State Turnpike Authority Revenue Bonds (New Jersey)
7.102%	01/01/2041	200,000	273,808
New Jersey State Turnpike Authority Revenue Bonds, Series 2003 B (New Jersey)
4.252%	01/01/2016	25,000	27,314
New York City Municipal Water Finance Authority Revenue Bonds (New York)
5.724%	06/15/2042	200,000	248,678
New York State Dormitory Authority Revenue Bonds (New York)
5.600%	03/15/2040	200,000	236,380

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030	$200,000	$226,156
Ohio State University General Obligation Bonds (Ohio)
4.910%	06/01/2040	300,000	337,641
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023	200,000	249,024
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034	300,000	372,153
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029	255,000	321,907
State of California General Obligation Bonds (California)
7.625%	03/01/2040	300,000	391,038
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032	200,000	240,842
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025	300,000	348,072
State of Illinois General Obligation Bonds (Illinois)
4.961%	03/01/2016	300,000	320,736
4.071%	01/01/2014	500,000	519,110
State of Texas General Obligation Bonds, Series 2010 A (Texas)
4.681%	04/01/2040	300,000	330,657
University of California Revenue Bonds (California)
6.548%	05/15/2048	300,000	376,506

			11,923,764

Non-U.S. Regional Authority Bonds—0.4%
Hydro Quebec, Series IO (Canada)
8.050%	07/07/2024	250,000	360,606
Province of British Columbia (Canada)
2.850%	06/15/2015	200,000	212,945
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016	500,000	575,675
Province of Nova Scotia (Canada)
2.375%	07/21/2015†	300,000	313,930
Province of Ontario (Canada)
5.450%	04/27/2016	1,000,000	1,163,041
4.500%	02/03/2015	650,000	716,283
4.400%	04/14/2020†	200,000	229,237
2.700%	06/16/2015	200,000	211,192
1.375%	01/27/2014†	300,000	304,826
Province of Quebec (Canada)
4.600%	05/26/2015†	500,000	558,115
2.750%	08/25/2021	300,000	301,778
Province of Saskatchewan (Canada)
7.375%	07/15/2013	230,000	248,806
Region of Lombardy (Italy)
5.804%	10/25/2032	100,000	72,726

			5,269,160

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $124,811,621)			131,079,056

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
ASSET-BACKED SECURITIES—0.2%
Automobile—0.0%
Honda Auto Receivables Owner Trust Series 2010-1, Class A4
1.980%	05/23/2016	$350,000	$354,562

Credit Card—0.2%
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020	1,500,000	1,785,964

Other—0.0%
CenterPoint Energy Transition Bond Co. LLC Series 2009-1, Class A2
3.460%	08/15/2019	400,000	434,380

TOTAL ASSET-BACKED SECURITIES (Cost $2,475,047)			2,574,906

	Shares	Value
MONEY MARKET FUNDS—5.7%
Institutional Money Market Funds—5.7%
Dreyfus Institutional Cash Advantage Fund, 0.17%††¥	4,500,000	4,500,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%¥	41,750,749	41,750,749
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%††¥	5,431,173	5,431,173
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.20%††¥	4,500,000	4,500,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%††¥	4,500,000	4,500,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%††¥	4,500,000	4,500,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.08%††¥	4,500,000	4,500,000

TOTAL MONEY MARKET FUNDS
(Cost $69,681,922)		69,681,922

TOTAL INVESTMENTS—104.9%
(Cost $1,229,965,114)		1,282,132,544
Other assets less liabilities—(4.9%)		(59,691,192)

NET ASSETS—100.0%		$1,222,441,352

Legend to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery.

†	Denotes all or a portion of the security on loan.
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $1,142,574, which represents 0.1% of Net Assets. The illiquid 144A securities represented 0.1% of Net Assets, and 100.0% of total 144A securities held.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund
	Shares	Value
COMMON STOCKS—97.7%
Aerospace & Defense—2.5%
Boeing Co. (The)	25,171	$1,871,967
General Dynamics Corp.	12,080	886,430
Goodrich Corp.	4,185	524,966
Honeywell International, Inc.	26,209	1,600,060
L-3 Communications Holdings, Inc.	3,424	242,317
Lockheed Martin Corp.	9,018	810,358
Northrop Grumman Corp.	8,606	525,655
Precision Castparts Corp.	4,899	847,037
Raytheon Co.	11,786	622,065
Rockwell Collins, Inc.	5,022	289,066
Textron, Inc.	9,147	254,561
United Technologies Corp.	30,664	2,543,272

		11,017,754

Air Freight & Logistics—1.0%
C.H. Robinson Worldwide, Inc.	5,367	351,485
Expeditors International of Washington, Inc.	7,127	331,477
FedEx Corp.	10,769	990,317
United Parcel Service, Inc., Class B	32,659	2,636,234

		4,309,513

Airlines—0.0%
Southwest Airlines Co.	25,882	213,268

Auto Components—0.3%
BorgWarner, Inc.*†	3,571	301,178
Goodyear Tire & Rubber Co. (The)*	7,170	80,447
Johnson Controls, Inc.	23,130	751,263

		1,132,888

Automobiles—0.5%
Ford Motor Co.	128,745	1,608,025
Harley-Davidson, Inc.	8,043	394,750

		2,002,775

Beverages—2.4%
Beam, Inc.	5,116	299,644
Brown-Forman Corp., Class B	3,358	280,024
Coca-Cola Co. (The)	76,788	5,683,080
Coca-Cola Enterprises, Inc.	10,815	309,309
Constellation Brands, Inc., Class A*	5,379	126,890
Dr. Pepper Snapple Group, Inc.	7,442	299,243
Molson Coors Brewing Co., Class B	5,028	227,517
PepsiCo, Inc.	53,219	3,531,081

		10,756,788

Biotechnology—1.2%
Amgen, Inc.	26,867	1,826,687
Biogen Idec, Inc.*	8,246	1,038,749
Celgene Corp.*	14,846	1,150,862
Gilead Sciences, Inc.*	25,477	1,244,551

		5,260,849

Building Products—0.0%
Masco Corp.	10,878	145,439

Capital Markets—2.0%
Ameriprise Financial, Inc.	7,688	439,215
Bank of New York Mellon Corp. (The)	40,410	975,093
BlackRock, Inc.	3,409	698,504
Charles Schwab Corp. (The)	36,819	529,089
E*Trade Financial Corp.*	8,183	89,604
Federated Investors, Inc., Class B†	2,838	63,600
Franklin Resources, Inc.	4,958	614,941

Vantagepoint 500 Stock Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Goldman Sachs Group, Inc. (The)	16,670	$2,073,248
Invesco Ltd.†	14,822	395,303
Legg Mason, Inc.	4,333	121,021
Morgan Stanley	51,577	1,012,972
Northern Trust Corp.	8,343	395,875
State Street Corp.	16,251	739,421
T. Rowe Price Group, Inc.	8,601	561,645

		8,709,531

Chemicals—2.2%
Air Products & Chemicals, Inc.	7,163	657,563
Airgas, Inc.	2,441	217,176
CF Industries Holdings, Inc.	2,155	393,611
Dow Chemical Co. (The)	40,063	1,387,782
E.I. Du Pont de Nemours & Co.	31,304	1,655,982
Eastman Chemical Co.	4,432	229,090
Ecolab, Inc.	10,221	630,840
FMC Corp.	2,449	259,251
International Flavors & Fragrances, Inc.	2,537	148,668
Monsanto Co.	18,146	1,447,325
Mosaic Co. (The)	10,143	560,807
PPG Industries, Inc.	5,123	490,783
Praxair, Inc.	9,974	1,143,419
Sherwin-Williams Co. (The)	2,998	325,793
Sigma-Aldrich Corp.	4,195	306,487

		9,854,577

Commercial Banks—2.8%
BB&T Corp.	23,715	744,414
Comerica, Inc.	6,948	224,837
Fifth Third Bancorp	31,737	445,905
First Horizon National Corp.	8,525	88,490
Huntington Bancshares, Inc./Ohio	27,946	180,252
KeyCorp	31,081	264,188
M&T Bank Corp.	4,107	356,816
PNC Financial Services Group, Inc.	17,854	1,151,404
Regions Financial Corp.	44,050	290,289
SunTrust Banks, Inc.	17,569	424,643
U.S. Bancorp	64,629	2,047,447
Wells Fargo & Co.	178,284	6,086,616
Zions Bancorporation	5,936	127,387

		12,432,688

Commercial Services & Supplies—0.4%
Avery Dennison Corp.	3,386	102,020
Cintas Corp.	3,833	149,947
Iron Mountain, Inc.†	6,512	187,546
Pitney Bowes, Inc.†	7,101	124,836
R.R. Donnelley & Sons Co.†	5,629	69,743
Republic Services, Inc.	10,271	313,882
Stericycle, Inc.*	2,981	249,331
Waste Management, Inc.†	15,613	545,830

		1,743,135

Communications Equipment—2.2%
Cisco Systems, Inc.	181,833	3,845,768
F5 Networks, Inc.*	2,757	372,085
Harris Corp.†	4,085	184,152
JDS Uniphase Corp.*	7,658	110,964
Juniper Networks, Inc.*	17,428	398,753
Motorola Mobility Holdings, Inc.*	8,587	336,954
Motorola Solutions, Inc.	9,946	505,555

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
QUALCOMM, Inc.	57,305	$3,897,886

		9,652,117

Computers & Peripherals—5.6%
Apple, Inc.*	31,592	18,938,456
Dell, Inc.*	51,708	858,353
EMC Corp.*	69,077	2,064,021
Hewlett-Packard Co.	67,309	1,603,973
Lexmark International, Inc., Class A	2,870	95,399
NetApp, Inc.*	12,276	549,596
SanDisk Corp.*	8,296	411,399
Western Digital Corp.*	7,676	317,710

		24,838,907

Construction & Engineering—0.2%
Fluor Corp.	5,633	338,205
Jacobs Engineering Group, Inc.*	4,477	198,645
Quanta Services, Inc.*	6,807	142,266

		679,116

Construction Materials—0.0%
Vulcan Materials Co.	4,526	193,396

Consumer Finance—0.9%
American Express Co.	34,225	1,980,258
Capital One Financial Corp.	18,802	1,048,023
Discover Financial Services	18,726	624,325
SLM Corp.	17,168	270,568

		3,923,174

Containers & Packaging—0.1%
Ball Corp.	5,788	248,189
Bemis Co., Inc.	3,365	108,656
Owens-Illinois, Inc.*	5,235	122,185
Sealed Air Corp.	6,841	132,100

		611,130

Distributors—0.1%
Genuine Parts Co.	5,403	339,038

Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A*	4,113	158,926
DeVry, Inc.	2,111	71,500
H&R Block, Inc.	10,479	172,589

		403,015

Diversified Financial Services—3.4%
Bank of America Corp.	362,364	3,467,824
Citigroup, Inc.	98,900	3,614,795
CME Group, Inc.	2,249	650,703
IntercontinentalExchange, Inc.*	2,472	339,702
JPMorgan Chase & Co.	129,341	5,947,099
Leucadia National Corp.	6,542	170,746
Moody’s Corp.†	6,750	284,175
NASDAQ OMX Group, Inc. (The)*	4,218	109,246
NYSE Euronext	8,746	262,468

		14,846,758

Diversified Telecommunication Services—2.5%
AT&T, Inc.	200,920	6,274,732
CenturyLink, Inc.	20,987	811,147
Frontier Communications Corp.†	32,749	136,563
Verizon Communications, Inc.	95,755	3,660,714
Windstream Corp.†	18,999	222,478

		11,105,634

Vantagepoint 500 Stock Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Electric Utilities—1.8%
American Electric Power Co., Inc.	16,442	$634,332
Duke Energy Corp.†	45,251	950,724
Edison International	11,120	472,711
Entergy Corp.	5,918	397,690
Exelon Corp.	29,089	1,140,569
FirstEnergy Corp.	14,237	649,065
NextEra Energy, Inc.	14,354	876,742
Northeast Utilities	5,907	219,268
Pepco Holdings, Inc.†	7,419	140,145
Pinnacle West Capital Corp.	3,839	183,888
PPL Corp.	19,707	556,920
Progress Energy, Inc.	10,057	534,127
Southern Co.	29,225	1,313,079

		8,069,260

Electrical Equipment—0.5%
Cooper Industries plc	5,371	343,476
Emerson Electric Co.	24,950	1,301,891
Rockwell Automation, Inc.	4,779	380,886
Roper Industries, Inc.	3,356	332,781

		2,359,034

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp., Class A	5,737	342,901
Corning, Inc.	53,463	752,759
FLIR Systems, Inc.	5,021	127,082
Jabil Circuit, Inc.	6,753	169,635
Molex, Inc.†	4,895	137,647
TE Connectivity Ltd. (Switzerland)	14,100	518,175

		2,048,199

Energy Equipment & Services—1.8%
Baker Hughes, Inc.	14,843	622,515
Cameron International Corp.*	8,159	431,040
Diamond Offshore Drilling, Inc.	2,210	147,518
FMC Technologies, Inc.*	8,229	414,906
Halliburton Co.	31,218	1,036,126
Helmerich & Payne, Inc.	3,734	201,449
Nabors Industries Ltd. (Bermuda)*	9,642	168,639
National Oilwell Varco, Inc.	14,376	1,142,461
Noble Corp. (Switzerland)*	8,339	312,462
Rowan Cos., Inc.*	4,110	135,342
Schlumberger Ltd.	45,398	3,174,682

		7,787,140

Food & Staples Retailing—2.2%
Costco Wholesale Corp.	14,695	1,334,306
CVS Caremark Corp.	44,075	1,974,560
Kroger Co. (The)	19,656	476,265
Safeway, Inc.†	9,050	182,900
SUPERVALU, Inc.†	7,553	43,128
Sysco Corp.†	20,093	599,977
Walgreen Co.	30,189	1,011,029
Wal-Mart Stores, Inc.	59,079	3,615,635
Whole Foods Market, Inc.	5,455	453,856

		9,691,656

Food Products—1.7%
Archer-Daniels-Midland Co.	22,275	705,226
Campbell Soup Co.†	6,126	207,365
ConAgra Foods, Inc.	14,350	376,831
Dean Foods Co.*	6,452	78,134
General Mills, Inc.	21,863	862,495
H.J. Heinz Co.	10,910	584,230

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Hershey Co. (The)	5,061	$310,391
Hormel Foods Corp.	4,650	137,268
J.M. Smucker Co. (The)	3,807	309,738
Kellogg Co.	8,189	439,176
Kraft Foods, Inc., Class A	59,806	2,273,226
McCormick & Co., Inc.	4,418	240,472
Mead Johnson Nutrition Co.	6,939	572,329
Sara Lee Corp.	19,315	415,852
Tyson Foods, Inc., Class A	10,014	191,768

		7,704,501

Gas Utilities—0.1%
AGL Resources, Inc.	3,798	148,958
ONEOK, Inc.	3,325	271,519

		420,477

Health Care Equipment & Supplies—1.7%
Baxter International, Inc.	19,131	1,143,651
Becton Dickinson and Co.	7,322	568,553
Boston Scientific Corp.*	48,118	287,746
C.R. Bard, Inc.	2,796	276,021
CareFusion Corp.*	7,217	187,137
Covidien plc (Ireland)	16,390	896,205
DENTSPLY International, Inc.†	4,513	181,107
Edwards Lifesciences Corp.*	3,751	272,810
Intuitive Surgical, Inc.*	1,330	720,527
Medtronic, Inc.	35,777	1,402,101
St. Jude Medical, Inc.	10,668	472,699
Stryker Corp.	11,023	611,556
Varian Medical Systems, Inc.*	3,908	269,496
Zimmer Holdings, Inc.	6,212	399,307

		7,688,916

Health Care Providers & Services—2.1%
Aetna, Inc.	11,917	597,757
AmerisourceBergen Corp.	8,861	351,604
Cardinal Health, Inc.	11,476	494,730
CIGNA Corp.	9,848	485,014
Coventry Health Care, Inc.	4,426	157,433
DaVita, Inc.*	3,186	287,282
Express Scripts, Inc.*†	16,525	895,324
Humana, Inc.	5,453	504,293
Laboratory Corp. of America Holdings*	3,235	296,132
McKesson Corp.†	8,268	725,682
Medco Health Solutions, Inc.*	13,149	924,375
Patterson Cos., Inc.	2,852	95,257
Quest Diagnostics, Inc.	5,486	335,469
Tenet Healthcare Corp.*	14,819	78,689
UnitedHealth Group, Inc.	35,452	2,089,541
WellPoint, Inc.	11,825	872,685

		9,191,267

Health Care Technology—0.1%
Cerner Corp.*	5,042	383,999

Hotels, Restaurants & Leisure—1.9%
Carnival Corp.	14,998	481,136
Chipotle Mexican Grill, Inc.*	1,080	451,440
Darden Restaurants, Inc.	4,663	238,559
International Game Technology	9,205	154,552
Marriott International, Inc., Class A	9,303	352,119
McDonald’s Corp.	34,611	3,395,339
Starbucks Corp.	25,279	1,412,843

Vantagepoint 500 Stock Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Starwood Hotels & Resorts
Worldwide, Inc.	6,631	$374,055
Wyndham Worldwide Corp.	5,452	253,572
Wynn Resorts Ltd.	2,595	324,064
Yum! Brands, Inc.	15,628	1,112,401

		8,550,080

Household Durables—0.2%
D.R. Horton, Inc.	9,898	150,153
Harman International Industries, Inc.	2,512	117,587
Leggett & Platt, Inc.	4,242	97,608
Lennar Corp., Class A†	5,349	145,386
Newell Rubbermaid, Inc.	9,337	166,292
PulteGroup, Inc.*	11,419	101,058
Whirlpool Corp.	2,518	193,533

		971,617

Household Products—2.1%
Clorox Co. (The)	4,303	295,831
Colgate-Palmolive Co.	16,401	1,603,690
Kimberly-Clark Corp.	13,380	988,648
Procter & Gamble Co. (The)	93,340	6,273,382

		9,161,551

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)*	21,242	277,633
NRG Energy, Inc.*	8,174	128,087

		405,720

Industrial Conglomerates—2.6%
3M Co.	23,729	2,116,864
Danaher Corp.	19,334	1,082,704
General Electric Co.	358,555	7,196,199
Tyco International Ltd. (Switzerland)	15,700	882,026

		11,277,793

Insurance—3.5%
ACE Ltd. (Switzerland)	11,400	834,480
Aflac, Inc.	15,872	729,953
Allstate Corp. (The)	16,951	558,027
American International Group, Inc.*	18,202	561,168
Aon Corp.	10,696	524,746
Assurant, Inc.	3,058	123,849
Berkshire Hathaway, Inc., Class B*	59,446	4,824,043
Chubb Corp. (The)	9,141	631,734
Cincinnati Financial Corp.	5,643	194,740
Genworth Financial, Inc., Class A*	16,334	135,899
Hartford Financial Services Group, Inc.	14,732	310,550
Lincoln National Corp.	10,294	271,350
Loews Corp.	10,441	416,283
Marsh & McLennan Cos., Inc.	17,937	588,154
MetLife, Inc.	35,852	1,339,072
Principal Financial Group, Inc.	10,148	299,467
Progressive Corp. (The)	20,305	470,670
Prudential Financial, Inc.	15,793	1,001,118
Torchmark Corp.	3,646	181,753
Travelers Cos., Inc. (The)	13,358	790,794
Unum Group	10,175	249,084
XL Group plc (Ireland)	10,640	230,782

		15,267,716

Internet & Catalog Retail—0.9%
Amazon.com, Inc.*	12,315	2,493,911
Expedia, Inc.†	3,270	109,349
Netflix, Inc.*†	1,931	222,142

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
priceline.com, Inc.*	1,690	$1,212,575
TripAdvisor, Inc.*†	3,270	116,641

		4,154,618

Internet Software & Services—1.8%
Akamai Technologies, Inc.*	5,766	211,612
eBay, Inc.*	38,944	1,436,644
Google, Inc., Class A*	8,593	5,510,175
VeriSign, Inc.	5,701	218,577
Yahoo! Inc.*	40,774	620,580

		7,997,588

IT Services—3.8%
Accenture plc, Class A (Ireland)	21,731	1,401,650
Automatic Data Processing, Inc.	16,612	916,816
Cognizant Technology Solutions Corp., Class A*	10,274	790,584
Computer Sciences Corp.†	5,168	154,730
Fidelity National Information Services, Inc.	8,254	273,373
Fiserv, Inc.*	4,834	335,431
International Business Machines Corp.	39,300	8,199,945
Mastercard, Inc., Class A	3,613	1,519,411
Paychex, Inc.	11,185	346,623
SAIC, Inc.*	9,268	122,338
Teradata Corp.*	5,791	394,657
Total System Services, Inc.	5,490	126,654
Visa, Inc., Class A	16,879	1,991,722
Western Union Co. (The)	20,457	360,043

		16,933,977

Leisure Equipment & Products—0.1%
Hasbro, Inc.	4,244	155,840
Mattel, Inc.	11,220	377,665

		533,505

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	11,545	513,868
Life Technologies Corp.*	6,210	303,172
PerkinElmer, Inc.	4,019	111,165
Thermo Fisher Scientific, Inc.	12,863	725,216
Waters Corp.*	2,974	275,571

		1,928,992

Machinery—2.0%
Caterpillar, Inc.	21,885	2,331,190
Cummins, Inc.	6,431	771,977
Deere & Co.†	13,641	1,103,557
Dover Corp.	6,406	403,194
Eaton Corp.	11,110	553,611
Flowserve Corp.	1,878	216,928
Illinois Tool Works, Inc.	16,235	927,343
Ingersoll-Rand plc (Ireland)	10,300	425,905
Joy Global, Inc.	3,656	268,716
PACCAR, Inc.	11,811	553,109
Pall Corp.	3,958	236,016
Parker Hannifin Corp.	4,975	420,636
Snap-On, Inc.	1,846	112,551
Stanley Black & Decker, Inc.	5,825	448,292
Xylem, Inc.	5,979	165,917

		8,938,942

Media—3.1%
Cablevision Systems Corp., Class A	7,437	109,175
CBS Corp., Class B	21,597	732,354

Vantagepoint 500 Stock Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Comcast Corp., Class A	92,207	$2,767,132
DIRECTV, Class A*	22,973	1,133,488
Discovery Communications, Inc., Class A*	9,025	456,665
Gannett Co., Inc.	7,093	108,736
Interpublic Group of Cos., Inc. (The)	16,092	183,610
McGraw-Hill Cos., Inc. (The)	10,038	486,542
News Corp., Class A	74,322	1,463,400
Omnicom Group, Inc.	9,317	471,906
Scripps Networks Interactive, Inc., Class A†	3,006	146,362
Time Warner Cable, Inc.	10,624	865,856
Time Warner, Inc.	32,919	1,242,692
Viacom, Inc., Class B	18,754	890,065
Walt Disney Co. (The)	60,798	2,661,737
Washington Post Co. (The), Class B†	160	59,771

		13,779,491

Metals & Mining—0.8%
Alcoa, Inc.	36,839	369,127
Allegheny Technologies, Inc.	3,302	135,943
Cliffs Natural Resources, Inc.	4,728	327,461
Freeport-McMoRan Copper & Gold, Inc.	32,135	1,222,416
Newmont Mining Corp.	16,797	861,182
Nucor Corp.	10,440	448,398
Titanium Metals Corp.	2,725	36,951
United States Steel Corp.†	4,478	131,519

		3,532,997

Multiline Retail—0.8%
Big Lots, Inc.*	2,176	93,611
Dollar Tree, Inc.*	3,883	366,905
Family Dollar Stores, Inc.	3,929	248,627
J.C. Penney Co., Inc.	4,844	171,623
Kohl’s Corp.	8,351	417,801
Macy’s, Inc.	14,108	560,511
Nordstrom, Inc.	5,299	295,260
Sears Holdings Corp.*†	1,559	103,284
Target Corp.	22,772	1,326,924

		3,584,546

Multi-Utilities—1.3%
Ameren Corp.	8,026	261,487
CenterPoint Energy, Inc.	14,854	292,921
CMS Energy Corp.	8,680	190,960
Consolidated Edison, Inc.	9,978	582,915
Dominion Resources, Inc.	19,337	990,248
DTE Energy Co.	5,638	310,259
Integrys Energy Group, Inc.	2,588	137,138
NiSource, Inc.	9,791	238,411
PG&E Corp.	13,827	600,230
Public Service Enterprise Group, Inc.	17,247	527,931
SCANA Corp.†	3,814	173,956
Sempra Energy	8,179	490,413
TECO Energy, Inc.	7,055	123,815
Wisconsin Energy Corp.	7,552	265,679
Xcel Energy, Inc.	16,727	442,764

		5,629,127

Office Electronics—0.1%
Xerox Corp.	45,690	369,175

Oil, Gas & Consumable Fuels—9.2%
Alpha Natural Resources, Inc.*	7,415	112,782

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Anadarko Petroleum Corp.	16,880	$1,322,379
Apache Corp.	13,019	1,307,628
Cabot Oil & Gas Corp.	7,263	226,388
Chesapeake Energy Corp.	22,470	520,630
Chevron Corp.	67,023	7,187,547
ConocoPhillips	43,451	3,302,711
CONSOL Energy, Inc.†	7,547	257,353
Denbury Resources, Inc.*	13,879	253,014
Devon Energy Corp.	13,710	975,055
El Paso Corp.	26,223	774,890
EOG Resources, Inc.	9,124	1,013,676
EQT Corp.	4,886	235,554
Exxon Mobil Corp.	159,861	13,864,745
Hess Corp.	10,239	603,589
Marathon Oil Corp.	23,917	758,169
Marathon Petroleum Corp.	12,159	527,214
Murphy Oil Corp.	6,683	376,052
Newfield Exploration Co.*	4,380	151,898
Noble Energy, Inc.	5,987	585,409
Occidental Petroleum Corp.	27,467	2,615,682
Peabody Energy Corp.	8,830	255,717
Pioneer Natural Resources Co.	4,179	466,335
QEP Resources, Inc.	5,856	178,608
Range Resources Corp.	5,342	310,584
Southwestern Energy Co.*	11,457	350,584
Spectra Energy Corp.	22,039	695,330
Sunoco, Inc.	3,836	146,343
Tesoro Corp.*	4,285	115,009
Valero Energy Corp.	18,867	486,203
Williams Cos., Inc. (The)	20,037	617,340
WPX Energy, Inc.*	6,454	116,237

		40,710,655

Paper & Forest Products—0.2%
International Paper Co.	14,482	508,318
MeadWestvaco Corp.	5,994	189,351

		697,669

Personal Products—0.2%
Avon Products, Inc.	15,040	291,174
Estee Lauder Cos., Inc. (The), Class A	7,474	462,940

		754,114

Pharmaceuticals—5.7%
Abbott Laboratories	53,265	3,264,612
Allergan, Inc.	10,358	988,464
Bristol-Myers Squibb Co.	57,388	1,936,845
Eli Lilly & Co.	34,539	1,390,886
Forest Laboratories, Inc.*	9,192	318,870
Hospira, Inc.*	5,541	207,178
Johnson & Johnson	93,006	6,134,676
Merck & Co., Inc.	103,082	3,958,349
Mylan, Inc.*	14,173	332,357
Perrigo Co.†	3,039	313,959
Pfizer, Inc.	255,731	5,794,864
Watson Pharmaceuticals, Inc.*	4,448	298,283

		24,939,343

Professional Services—0.1%
Dun & Bradstreet Corp. (The)	1,587	134,467
Equifax, Inc.	3,923	173,632
Robert Half International, Inc.	4,441	134,562

		442,661

Vantagepoint 500 Stock Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Real Estate Investment Trusts (REITs)—1.9%
American Tower Corp. REIT	13,071	$823,734
Apartment Investment & Management Co., Class A REIT	4,369	115,385
AvalonBay Communities, Inc. REIT	3,281	463,769
Boston Properties, Inc. REIT	5,016	526,630
Equity Residential REIT	10,104	632,713
HCP, Inc. REIT	13,898	548,415
Health Care REIT, Inc. REIT	7,185	394,888
Host Hotels & Resorts, Inc. REIT	24,442	401,338
Kimco Realty Corp. REIT	13,174	253,731
Plum Creek Timber Co., Inc. REIT†	5,220	216,943
ProLogis, Inc. REIT	15,625	562,813
Public Storage REIT	4,833	667,776
Simon Property Group, Inc. REIT	10,359	1,509,099
Ventas, Inc. REIT	9,774	558,095
Vornado Realty Trust REIT	6,292	529,786
Weyerhaeuser Co. REIT	17,506	383,732

		8,588,847

Real Estate Management & Development—0.0%
CBRE Group, Inc.*	10,514	209,859

Road & Rail—0.8%
CSX Corp.	35,702	768,307
Norfolk Southern Corp.	11,425	752,108
Ryder System, Inc.	1,762	93,034
Union Pacific Corp.	16,361	1,758,480

		3,371,929

Semiconductors & Semiconductor Equipment—2.4%
Advanced Micro Devices, Inc.*	20,715	166,134
Altera Corp.	10,550	420,101
Analog Devices, Inc.	9,959	402,344
Applied Materials, Inc.	42,743	531,723
Broadcom Corp., Class A*	16,521	649,275
First Solar, Inc.*†	1,746	43,737
Intel Corp.	169,478	4,764,027
KLA-Tencor Corp.	5,820	316,724
Linear Technology Corp.†	7,535	253,930
LSI Corp.*	19,354	167,993
Microchip Technology, Inc.†	6,653	247,492
Micron Technology, Inc.*	32,473	263,031
Novellus Systems, Inc.*	2,335	116,540
NVIDIA Corp.*	21,218	326,545
Teradyne, Inc.*	6,358	107,387
Texas Instruments, Inc.	38,746	1,302,253
Xilinx, Inc.	9,115	332,059

		10,411,295

Software—3.7%
Adobe Systems, Inc.*	16,632	570,644
Autodesk, Inc.*	7,352	311,137
BMC Software, Inc.*	5,758	231,241
CA, Inc.	12,683	349,543
Citrix Systems, Inc.*	6,364	502,183
Electronic Arts, Inc.*	10,885	179,385
Intuit, Inc.	9,845	591,980
Microsoft Corp.	253,041	8,160,572
Oracle Corp.	133,072	3,880,380
Red Hat, Inc.*	6,356	380,661
Salesforce.com, Inc.*	4,628	715,072
Symantec Corp.*	24,479	457,757

		16,330,555

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Specialty Retail—2.0%
Abercrombie & Fitch Co., Class A	2,804	$139,107
AutoNation, Inc.*†	1,994	68,414
AutoZone, Inc.*	940	349,492
Bed Bath & Beyond, Inc.*	7,920	520,898
Best Buy Co., Inc.†	9,936	235,285
CarMax, Inc.*	7,931	274,809
GameStop Corp., Class A†	4,873	106,426
Gap, Inc. (The)	11,424	298,623
Home Depot, Inc. (The)	52,175	2,624,924
Limited Brands, Inc.	8,319	399,312
Lowe’s Cos., Inc.	41,776	1,310,931
O’Reilly Automotive, Inc.*†	4,231	386,502
Ross Stores, Inc.	7,978	463,522
Staples, Inc.†	24,219	391,864
Tiffany & Co.	4,254	294,079
TJX Cos., Inc.	25,541	1,014,233
Urban Outfitters, Inc.*	4,083	118,856

		8,997,277

Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc.	9,921	766,695
NIKE, Inc., Class B	12,574	1,363,524
Ralph Lauren Corp.	2,129	371,149
V.F. Corp.	2,955	431,371

		2,932,739

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	15,948	116,580
People’s United Financial, Inc.	12,543	166,069

		282,649

Tobacco—1.9%
Altria Group, Inc.	69,625	2,149,324
Lorillard, Inc.	4,441	575,020
Philip Morris International, Inc.	58,729	5,203,977
Reynolds American, Inc.	11,537	478,093

		8,406,414

Trading Companies & Distributors—0.2%
Fastenal Co.†	10,064	544,462
W.W. Grainger, Inc.	2,074	445,516

		989,978

Wireless Telecommunication Services—0.2%
Crown Castle International Corp.*	8,447	450,563
MetroPCS Communications, Inc.*	8,843	79,764
Sprint Nextel Corp.*	98,731	281,383

		811,710

TOTAL COMMON STOCKS (Cost $273,231,471)		431,411,068

Coupon Rate	Maturity Date	Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.078%	06/21/2012‡‡	$60,000	59,992
0.062%	05/24/2012‡‡	430,000	429,963

TOTAL U.S. TREASURY OBLIGATIONS (Cost $489,950)			489,955

Vantagepoint 500 Stock Index Fund
	Shares	Value
MONEY MARKET FUNDS—4.4%
Institutional Money Market Funds—4.4%
Dreyfus Institutional Cash Advantage Fund, 0.17%††¥	1,700,000	$1,700,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%¥	8,758,713	8,758,713
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%††¥	1,965,147	1,965,147
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.20%††¥	1,700,000	1,700,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%††¥	1,700,000	1,700,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%††¥	1,700,000	1,700,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.08%††¥	1,700,000	1,700,000

TOTAL MONEY MARKET FUNDS
(Cost $19,223,860)		19,223,860

TOTAL INVESTMENTS—102.2%
(Cost $292,945,281)		451,124,883
Other assets less liabilities—(2.2%)		(9,861,471)

NET ASSETS—100.0%		$441,263,412

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—97.8%
Aerospace & Defense—2.1%
AAR Corp.	1,489	$27,174
Alliant Techsystems, Inc.	1,550	77,686
American Science & Engineering, Inc.	435	29,167
BE Aerospace, Inc.*	2,393	111,203
Boeing Co. (The)	22,743	1,691,397
Ceradyne, Inc.	1,867	60,790
Cubic Corp.	476	22,505
Curtiss-Wright Corp.	2,112	78,165
Esterline Technologies Corp.*	1,049	74,962
Exelis, Inc.	4,977	62,312
GenCorp, Inc.*†	1,629	11,566
General Dynamics Corp.	12,337	905,289
Goodrich Corp.	4,882	612,398
HEICO Corp., Class A	1,371	55,046
Hexcel Corp.*	4,757	114,216
Honeywell International, Inc.	26,085	1,592,489
Huntington Ingalls Industries, Inc.*	1,577	63,459
Kratos Defense & Security Solutions, Inc.*†	832	4,443
L-3 Communications Holdings, Inc.	3,737	264,468
Lockheed Martin Corp.	9,671	869,036
Moog, Inc., Class A*	1,446	62,019
National Presto Industries, Inc.†	535	40,585
Northrop Grumman Corp.	7,805	476,729
Orbital Sciences Corp.*	2,123	27,917
Precision Castparts Corp.	5,136	888,014
Raytheon Co.	10,521	555,298
Rockwell Collins, Inc.	6,041	347,720
Spirit Aerosystems Holdings, Inc., Class A*	2,103	51,439
Taser International, Inc.*†	2,292	9,947
Teledyne Technologies, Inc.*	1,228	77,425
Textron, Inc.	8,214	228,596
Triumph Group, Inc.	1,644	103,013
United Technologies Corp.	29,160	2,418,530

		12,015,003

Air Freight & Logistics—0.7%
Air T, Inc.	1,352	12,938
Atlas Air Worldwide Holdings, Inc.*	600	29,526
C.H. Robinson Worldwide, Inc.	6,357	416,320
Expeditors International of Washington, Inc.	8,772	407,986
FedEx Corp.	8,008	736,416
Forward Air Corp.	1,431	52,475
HUB Group, Inc., Class A*	2,400	86,472
Pacer International, Inc.*	1,664	10,516
United Parcel Service, Inc., Class B	26,935	2,174,193
UTi Worldwide, Inc. (Virgin Islands, British)	2,208	38,044

		3,964,886

Airlines—0.2%
Alaska Air Group, Inc.*	2,686	96,213
Delta Air Lines, Inc.*	25,505	252,755
JetBlue Airways Corp.*†	6,414	31,364
SkyWest, Inc.	2,390	26,410
Southwest Airlines Co.	18,586	153,149
United Continental Holdings, Inc.*†	12,259	263,568
US Airways Group, Inc.*†	8,660	65,729

		889,188

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Auto Components—0.4%
American Axle & Manufacturing Holdings, Inc.*	2,113	$24,743
Amerigon, Inc.*	2,107	34,091
Autoliv, Inc. (Sweden)†	915	61,351
BorgWarner, Inc.*†	4,109	346,553
Cooper Tire & Rubber Co.	3,066	46,664
Dana Holding Corp.†	9,980	154,690
Fuel Systems Solutions, Inc.*†	769	20,117
Gentex Corp.	6,594	161,553
Goodyear Tire & Rubber Co. (The)*	7,281	81,693
Johnson Controls, Inc.	21,627	702,445
Lear Corp.	2,719	126,406
Modine Manufacturing Co.*	1,208	10,667
Quantum Fuel Systems Technologies Worldwide, Inc.*	141	97
Shiloh Industries, Inc.	1,441	13,733
Strattec Security Corp.	123	2,878
Superior Industries International, Inc.	1,102	21,533
Tenneco, Inc.*	1,600	59,440
TRW Automotive Holdings Corp.*	3,548	164,805

		2,033,459

Automobiles—0.5%
Ford Motor Co.	132,145	1,650,491
General Motors Co.*†	26,868	689,164
Harley-Davidson, Inc.	5,597	274,701
Thor Industries, Inc.	1,221	38,535
Winnebago Industries, Inc.*†	1,432	14,033

		2,666,924

Beverages—2.1%
Beam, Inc.	3,861	226,139
Brown-Forman Corp., Class B	3,385	282,275
Central European Distribution Corp. (Poland)*†	9,797	50,063
Coca-Cola Bottling Co. Consolidated†	437	27,417
Coca-Cola Co. (The)	79,772	5,903,926
Coca-Cola Enterprises, Inc.	13,572	388,159
Constellation Brands, Inc., Class A*	8,096	190,985
Dr. Pepper Snapple Group, Inc.	7,323	294,458
Molson Coors Brewing Co., Class B	3,486	157,741
Monster Beverage Corp.*	5,360	332,802
PepsiCo, Inc.	59,809	3,968,327

		11,822,292

Biotechnology—1.5%
Aastrom Biosciences, Inc.*†	411	830
Acorda Therapeutics, Inc.*	674	17,895
Agenus, Inc.*	284	1,877
Alexion Pharmaceuticals, Inc.*	4,700	436,442
Alkermes plc (Ireland)*	3,579	66,390
Allos Therapeutics, Inc.*	3,978	5,887
Alnylam Pharmaceuticals, Inc.*	2,390	26,457
AMAG Pharmaceuticals, Inc.*	834	13,286
Amgen, Inc.	30,657	2,084,369
Amylin Pharmaceuticals, Inc.*	4,036	100,739
ARCA Biopharma, Inc.*	57	52
Arena Pharmaceuticals, Inc.*†	1,439	4,418
Ariad Pharmaceuticals, Inc.*	5,175	82,541
Arqule, Inc.*	864	6,057
Array Biopharma, Inc.*	4,333	14,775

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Astex Pharmaceuticals*†	1,338	$2,489
AVI BioPharma, Inc.*†	2,400	3,696
Biogen Idec, Inc.*	6,544	824,348
BioMarin Pharmaceutical, Inc.*	3,587	122,855
Biosante Pharmaceuticals, Inc.*	300	204
Celgene Corp.*	19,373	1,501,795
Cell Therapeutics, Inc.*†	15,172	19,724
Celldex Therapeutics, Inc.*	429	2,184
Cepheid, Inc.*†	4,930	206,222
Codexis, Inc.*	230	839
Cubist Pharmaceuticals, Inc.*	1,762	76,206
CytRx Corp.*	4,200	1,699
Dendreon Corp.*†	4,737	50,473
Discovery Laboratories, Inc.*	171	458
Emergent Biosolutions, Inc.*	1,319	21,104
Entremed, Inc.*	126	277
Enzon Pharmaceuticals, Inc.*†	1,765	12,073
Exact Sciences Corp.*	1,250	13,950
Exelixis, Inc.*†	2,695	13,960
Galena Biopharma, Inc.*†	209	464
Genomic Health, Inc.*†	1,284	39,303
Geron Corp.*†	4,719	7,975
Gilead Sciences, Inc.*	29,798	1,455,632
GTx, Inc.*	200	770
Halozyme Therapeutics, Inc.*	6,362	81,179
Hemispherx Biopharma, Inc.*†	920	359
Human Genome Sciences, Inc.*†	5,938	48,929
Immunogen, Inc.*†	1,323	19,038
Immunomedics, Inc.*†	2,141	7,772
Incyte Corp. Ltd.*†	3,102	59,869
InterMune, Inc.*	1,586	23,267
Isis Pharmaceuticals, Inc.*†	2,216	19,434
Keryx Biopharmaceuticals, Inc.*†	5,221	26,001
Lexicon Pharmaceuticals, Inc.*†	2,343	4,358
Ligand Pharmaceuticals, Inc., Class B*	815	12,999
MannKind Corp.*†	4,492	11,095
Maxygen, Inc.*	1,231	7,066
MediciNova, Inc.*	91	264
Medivation, Inc.*	1,731	129,340
Momenta Pharmaceuticals, Inc.*	2,618	40,108
Myrexis, Inc.*	1,031	3,124
Myriad Genetics, Inc.*	4,124	97,574
Nabi Biopharmaceuticals*	1,995	3,711
Neurocrine Biosciences, Inc.*†	1,479	11,788
Novavax, Inc.*†	1,550	1,953
NPS Pharmaceuticals, Inc.*	1,660	11,354
Onyx Pharmaceuticals, Inc.*	1,361	51,282
Osiris Therapeutics, Inc.*†	1,402	7,178
PDL BioPharma, Inc.†	3,841	24,390
Peregrine Pharmaceuticals, Inc.*†	1,823	985
Progenics Pharmaceuticals, Inc.*†	793	7,851
Regeneron Pharmaceuticals, Inc.*	2,632	306,944
Rigel Pharmaceuticals, Inc.*	1,882	15,150
Savient Pharmaceuticals, Inc.*†	1,538	3,353
Sciclone Pharmaceuticals, Inc.*	1,700	10,727
SIGA Technologies, Inc.*†	4,649	15,621
Synageva BioPharma Corp.*	242	8,680
Telik, Inc.*	1,748	245
Theravance, Inc.*†	3,224	62,868
United Therapeutics Corp.*	1,828	86,154
Vanda Pharmaceuticals, Inc.*	2,680	12,837
Vertex Pharmaceuticals, Inc.*	5,197	213,129

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
XOMA Corp.*†	331	$917

		8,689,608

Building Products—0.1%
A.O. Smith Corp.	2,012	90,439
American Woodmark Corp.	800	14,400
Apogee Enterprises, Inc.	1,250	16,188
Fortune Brands Home & Security, Inc.*	3,861	85,212
Gibraltar Industries, Inc.*	1,188	17,998
Griffon Corp.	1,288	13,782
Lennox International, Inc.	2,437	98,211
Masco Corp.	9,464	126,534
NCI Building Systems, Inc.*	246	2,831
Owens Corning, Inc.*	1,100	39,633
Quanex Building Products Corp.	1,671	29,460
Simpson Manufacturing Co., Inc.	2,084	67,209
Trex Co., Inc.*†	731	23,450
U.S. Home Systems, Inc.	1,291	12,032
Universal Forest Products, Inc.†	1,121	38,652
USG Corp.*†	3,348	57,586

		733,617

Capital Markets—2.1%
Affiliated Managers Group, Inc.*	1,354	151,391
Ameriprise Financial, Inc.	9,235	527,596
Arlington Asset Investment Corp., Class A†	304	6,749
Bank of New York Mellon Corp. (The)	46,996	1,134,013
BGC Partners, Inc., Class A†	7,270	53,725
BlackRock, Inc.	4,558	933,934
Calamos Asset Management, Inc., Class A	1,800	23,598
Charles Schwab Corp. (The)	39,829	572,343
CIFC Corp.*	342	2,120
Cowen Group, Inc., Class A*	2,582	6,997
Diamond Hill Investment Group, Inc.	331	24,378
E*Trade Financial Corp.*	13,474	147,540
Eaton Vance Corp.	5,282	150,960
Federated Investors, Inc., Class B†	3,745	83,925
Franklin Resources, Inc.	6,281	779,032
GAMCO Investors, Inc., Class A	558	27,682
GFI Group, Inc.	2,520	9,475
Goldman Sachs Group, Inc. (The)	19,417	2,414,892
Greenhill & Co., Inc.†	495	21,602
Institutional Financial Markets, Inc.†	421	564
INTL FCStone, Inc.*	507	10,698
Invesco Ltd.	16,610	442,989
Investment Technology Group, Inc.*	2,078	24,853
Janus Capital Group, Inc.	6,411	57,122
Jefferies Group, Inc.†	4,678	88,134
KBW, Inc.†	1,604	29,674
Knight Capital Group, Inc., Class A*	4,630	59,588
Legg Mason, Inc.	5,850	163,391
Medallion Financial Corp.	958	10,691
Morgan Stanley	60,840	1,194,898
Northern Trust Corp.	8,495	403,088
Piper Jaffray Cos.*	963	25,635
Raymond James Financial, Inc.	3,472	126,832
Safeguard Scientifics, Inc.*	678	11,662
SEI Investments Co.	5,918	122,443
State Street Corp.	19,892	905,086

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Stifel Financial Corp.*	2,381	$90,097
SWS Group, Inc.	1,323	7,568
T. Rowe Price Group, Inc.	10,248	669,194
TD Ameritrade Holding Corp.	8,355	164,928
Virtus Investment Partners, Inc.*	210	18,014
Waddell & Reed Financial, Inc., Class A	3,971	128,700
Walter Investment Management Corp.	602	13,575
Westwood Holdings Group, Inc.†	1,027	39,776

		11,881,152

Chemicals—2.3%
A. Schulman, Inc.	1,444	39,017
Air Products & Chemicals, Inc.	6,756	620,201
Airgas, Inc.	3,075	273,583
Albemarle Corp.	3,712	237,271
Ashland, Inc.	1,520	92,811
Cabot Corp.	2,693	114,937
Calgon Carbon Corp.*	3,184	49,702
Celanese Corp., Class A	2,979	137,570
CF Industries Holdings, Inc.	2,571	469,593
Cytec Industries, Inc.	1,644	99,939
Dow Chemical Co. (The)	41,287	1,430,182
E.I. Du Pont de Nemours & Co.	36,166	1,913,181
Eastman Chemical Co.	4,366	225,678
Ecolab, Inc.	10,311	636,404
Ferro Corp.*	1,818	10,799
FMC Corp.	3,336	353,149
Georgia Gulf Corp.*	50	1,744
H.B. Fuller Co.	2,570	84,373
Huntsman Corp.	5,470	76,635
International Flavors & Fragrances, Inc.	3,885	227,661
Intrepid Potash, Inc.*	1,172	28,515
Koppers Holdings, Inc.	1,582	61,002
Kronos Worldwide, Inc.†	2,262	56,414
Landec Corp.*	986	6,439
LSB Industries, Inc.*	1,411	54,916
Minerals Technologies, Inc.	868	56,776
Monsanto Co.	20,701	1,651,112
Mosaic Co. (The)	6,742	372,765
NewMarket Corp.	378	70,837
Olin Corp.	2,796	60,813
OM Group, Inc.*	1,147	31,554
Omnova Solutions, Inc.*	6,478	43,726
Penford Corp.*	785	5,307
PolyOne Corp.	2,862	41,213
PPG Industries, Inc.	5,657	541,941
Praxair, Inc.	10,790	1,236,966
Quaker Chemical Corp.	483	19,054
RPM International, Inc.	4,832	126,550
Scotts Miracle-Gro Co. (The), Class A	1,662	90,014
Sensient Technologies Corp.	2,027	77,026
Sherwin-Williams Co. (The)	2,340	254,288
Sigma-Aldrich Corp.	3,395	248,039
Spartech Corp.*	1,451	7,081
Stepan Co.	556	48,817
Tredegar Corp.	1,606	31,461
Valhi, Inc.	511	27,108
Valspar Corp.	2,240	108,170
W.R. Grace & Co.*	4,200	242,760

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Zep, Inc.†	936	$13,478

		12,708,572

Commercial Banks—3.1%
1st Source Corp.	1,180	28,875
Associated Banc-Corp	5,110	71,336
BancFirst Corp.	642	27,966
BancorpSouth, Inc.	3,611	48,640
BancTrust Financial Group, Inc.*	1,600	2,304
Bank of Hawaii Corp.	1,898	91,768
BB&T Corp.	24,485	768,584
BOK Financial Corp.	1,765	99,334
Boston Private Financial Holdings, Inc.†	1,297	12,853
Bryn Mawr Bank Corp.	1,058	23,742
Capital Bank Corp.*	1,779	3,985
Capital City Bank Group, Inc.†	1,113	8,292
CapitalSource, Inc.	19,650	129,690
Cardinal Financial Corp.	1,142	12,905
Cascade Bancorp*†	219	1,244
Cathay General Bancorp	2,082	36,851
Catskill Litigation Trust*‡d	582	—
Central Pacific Financial Corp.*†	103	1,334
Chemical Financial Corp.	1,552	36,379
CIT Group, Inc.*	6,132	252,884
Citizens Republic Bancorp, Inc.*	6,759	105,508
City Holding Co.†	250	8,680
City National Corp./California	1,548	81,224
CoBiz Financial, Inc.	1,063	7,515
Comerica, Inc.	8,301	268,620
Commerce Bancshares, Inc./Missouri	2,723	110,336
Community Bank System, Inc.	1,402	40,350
Community Trust Bancorp, Inc.	665	21,327
Cullen/Frost Bankers, Inc.	2,502	145,591
CVB Financial Corp.†	4,084	47,946
East West Bancorp, Inc.	7,969	184,004
Eastern Virginia Bankshares, Inc.*	6,402	23,527
Fidelity Southern Corp.	1,479	9,968
Fifth Third Bancorp	34,539	485,273
Financial Institutions, Inc.	749	12,111
First BanCorp. (Puerto Rico)*	322	1,417
First Bancorp/North Carolina	643	7,028
First Busey Corp.	2,407	11,891
First Citizens BancShares, Inc./North Carolina, Class A	254	46,403
First Commonwealth Financial Corp.	2,619	16,028
First Financial Bancorp	1,895	32,783
First Financial Bankshares, Inc.†	500	17,605
First Horizon National Corp.	8,735	90,669
First Merchants Corp.	874	10,785
First Midwest Bancorp, Inc./Illinois	2,002	23,984
First Niagara Financial Group, Inc.	10,034	98,735
First of Long Island Corp. (The)	986	26,129
FirstMerit Corp.	3,950	66,597
FNB Corp./Pennsylvania†	4,685	56,595
Fulton Financial Corp.	6,533	68,597
Glacier Bancorp, Inc.	1,771	26,459
Guaranty Bancorp*	5,300	10,547
Hancock Holding Co.	2,032	72,156
Hanmi Financial Corp.*	900	9,108
Heritage Financial Corp./Washington	332	4,515

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Home Bancshares, Inc./Arkansas	1,170	$31,134
Huntington Bancshares, Inc./Ohio	26,837	173,099
IBERIABANK Corp.†	966	51,652
Independent Bank Corp./Massachusetts†	874	25,110
Independent Bank Corp./Michigan*†	208	458
International Bancshares Corp.	3,248	68,695
KeyCorp	27,431	233,164
M&T Bank Corp.	3,469	301,387
MB Financial, Inc.	931	19,542
Merchants Bancshares, Inc.	571	16,091
MidSouth Bancorp, Inc.	522	7,099
MidWestOne Financial Group, Inc.	552	10,687
National Penn Bancshares, Inc.	2,758	24,408
NBT Bancorp, Inc.	1,000	22,080
Old National Bancorp/Indiana	3,552	46,673
Pacific Capital Bancorp NA*	281	12,816
Pacific Premier Bancorp, Inc.*	976	7,808
PacWest Bancorp	894	21,724
Park National Corp.	728	50,356
Peoples Bancorp, Inc./Ohio†	814	14,278
Peoples Financial Corp./Mississippi	883	8,645
Pinnacle Financial Partners, Inc.*	1,818	33,360
PNC Financial Services Group, Inc.	20,071	1,294,379
Popular, Inc. (Puerto Rico)*	53,808	110,306
PrivateBancorp, Inc.	1,200	18,204
Prosperity Bancshares, Inc.†	2,300	105,340
Regions Financial Corp.	41,501	273,492
Republic Bancorp, Inc./Kentucky, Class A	1,603	38,344
Royal Bancshares of Pennsylvania, Inc., Class A*	882	1,402
S&T Bancorp, Inc.	955	20,714
Sandy Spring Bancorp, Inc.	344	6,250
Shore Bancshares, Inc.	826	5,856
Signature Bank/New York*	1,900	119,776
Simmons First National Corp., Class A†	911	23,531
Sterling Bancorp/New York†	1,476	14,155
Sterling Financial Corp./Washington*	38	793
Suffolk Bancorp*	1,100	14,289
SunTrust Banks, Inc.	19,144	462,710
Susquehanna Bancshares, Inc.	2,932	28,968
SVB Financial Group*	1,437	92,457
Synovus Financial Corp.†	41,667	85,417
TCF Financial Corp.	6,104	72,577
Texas Capital Bancshares, Inc.*	2,821	97,663
Tompkins Financial Corp.†	730	29,244
TowneBank/Virginia†	1,406	18,967
Trustmark Corp.	2,435	60,826
U.S. Bancorp	73,433	2,326,357
UMB Financial Corp.	1,211	54,174
Umpqua Holdings Corp.	1,151	15,608
United Bankshares, Inc.	2,134	61,587
United Community Banks, Inc./Georgia*	454	4,427
Valley National Bancorp†	6,571	85,094
Washington Trust Bancorp, Inc.	500	12,070
Webster Financial Corp.	2,393	54,249
Wells Fargo & Co.	188,400	6,431,976
WesBanco, Inc.	1,699	34,218
Westamerica Bancorporation	1,628	78,144

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Western Alliance Bancorp*	1,400	$11,858
Wintrust Financial Corp.†	1,017	36,398
Zions Bancorporation	5,053	108,437

		17,399,500

Commercial Services & Supplies—0.6%
ABM Industries, Inc.	2,291	55,671
ACCO Brands Corp.*	1,319	16,369
Avery Dennison Corp.	3,924	118,230
Brink’s Co. (The)	2,084	49,745
Cenveo, Inc.*	4,741	16,025
Cintas Corp.	2,017	78,905
Clean Harbors, Inc.*	2,414	162,535
Consolidated Graphics, Inc.*	776	35,114
Copart, Inc.*	7,164	186,765
Corrections Corp. of America*	5,700	155,667
Courier Corp.	424	4,918
Covanta Holding Corp.	4,185	67,923
Deluxe Corp.†	2,098	49,135
EnergySolutions, Inc.*	4,049	19,840
Ennis, Inc.	695	10,995
G&K Services, Inc., Class A	1,008	34,474
Geo Group, Inc. (The)*	2,456	46,689
Healthcare Services Group, Inc.	5,603	119,176
Herman Miller, Inc.	3,155	72,439
HNI Corp.	2,512	69,708
Interface, Inc., Class A	3,357	46,830
Iron Mountain, Inc.	7,146	205,805
Kimball International, Inc., Class B†	1,500	10,365
Knoll, Inc.	2,701	44,945
McGrath Rentcorp	916	29,413
Mine Safety Appliances Co.	1,444	59,319
Mobile Mini, Inc.*	2,000	42,240
NL Industries, Inc.†	2,111	31,454
Perma-Fix Environmental Services, Inc.*	5,502	8,748
Pitney Bowes, Inc.†	1,828	32,136
Portfolio Recovery Associates, Inc.*	504	36,147
R.R. Donnelley & Sons Co.†	8,887	110,110
Republic Services, Inc.	14,202	434,013
Rollins, Inc.	1,486	31,622
Standard Register Co. (The)†	1,650	2,062
Steelcase, Inc., Class A†	1,992	19,123
Stericycle, Inc.*	3,138	262,462
Sykes Enterprises, Inc.*	1,423	22,483
Tetra Tech, Inc.*	2,114	55,725
TRC Cos., Inc.*	327	1,998
United Stationers, Inc.	2,556	79,313
Viad Corp.	937	18,206
Virco Mfg. Corp.	799	1,638
Waste Connections, Inc.	3,543	115,254
Waste Management, Inc.	9,462	330,791

		3,402,525

Communications Equipment—2.2%
ADTRAN, Inc.	3,197	99,714
Alliance Fiber Optic Products, Inc.*	963	9,235
Anaren, Inc.*	813	14,919
Arris Group, Inc.*	3,613	40,827
Aruba Networks, Inc.*	2,125	47,345
Aviat Networks, Inc.*	2,182	6,153
Black Box Corp.	865	22,066
Blonder Tongue Laboratories, Inc.*	2,285	2,788

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Brocade Communications Systems, Inc.*	14,008	$80,546
CalAmp Corp.*	550	2,667
Ciena Corp.*†	5,950	96,331
Cisco Systems, Inc.	206,501	4,367,496
Comtech Telecommunications Corp.	1,350	43,983
Digi International, Inc.*†	1,976	21,716
Ditech Networks, Inc.*	1,360	1,333
EchoStar Corp., Class A*	1,877	52,819
Emcore Corp.*†	306	1,460
Emulex Corp.*	3,408	35,375
Extreme Networks, Inc.*†	4,491	17,201
F5 Networks, Inc.*	2,664	359,533
Finisar Corp.*	856	17,248
Harmonic, Inc.*	2,820	15,425
Harris Corp.	3,891	175,406
Infinera Corp.*†	4,191	34,031
InterDigital, Inc.†	2,803	97,713
Ixia*	2,330	29,102
JDS Uniphase Corp.*	7,444	107,864
Juniper Networks, Inc.*	17,553	401,613
KVH Industries, Inc.*	375	3,937
Motorola Mobility Holdings, Inc.*	10,553	414,100
Motorola Solutions, Inc.	12,061	613,061
NETGEAR, Inc.*	1,206	46,069
Network Engines, Inc.*	1,329	1,900
Numerex Corp., Class A*†	1,800	17,604
Oclaro, Inc.*†	363	1,430
Oplink Communications, Inc.*	758	12,962
Optical Cable Corp.	240	842
Parkervision, Inc.*†	1,052	1,126
Performance Technologies, Inc.*	793	2,046
Plantronics, Inc.	1,826	73,515
Polycom, Inc.*	8,354	159,311
Powerwave Technologies, Inc.*†	486	996
QUALCOMM, Inc.	63,004	4,285,532
Riverbed Technology, Inc.*	3,698	103,840
Sonus Networks, Inc.*	10,700	31,030
Sycamore Networks, Inc.*	991	17,580
Tellabs, Inc.	19,143	77,529
UTStarcom Holdings Corp. (China)*	4,555	6,605
Viasat, Inc.*	1,190	57,370
Westell Technologies, Inc., Class A*	1,821	4,243
Zoom Technologies, Inc. (Switzerland)*†	542	612

		12,135,149

Computers & Peripherals—4.8%
3D Systems Corp.*†	2,316	54,519
Apple, Inc.*	32,927	19,738,749
Avid Technology, Inc.*	1,448	15,928
Concurrent Computer Corp.*	190	693
Cray, Inc.*	714	5,226
Dataram Corp.*	1,175	916
Dell, Inc.*	58,645	973,507
Diebold, Inc.	3,079	118,603
Dot Hill Systems Corp.*	1,396	2,108
Electronics for Imaging, Inc.*	2,638	43,844
EMC Corp.*	74,289	2,219,755
Hewlett-Packard Co.	79,079	1,884,453
Hutchinson Technology, Inc.*	1,149	2,528
iGO, Inc.*†	674	573
Imation Corp.*	1,564	9,681

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Intermec, Inc.*†	2,374	$18,351
Lexmark International, Inc., Class A	1,492	49,594
NCR Corp.*	7,848	170,380
NetApp, Inc.*	11,382	509,572
Novatel Wireless, Inc.*	1,358	4,549
Overland Storage, Inc.*†	160	354
Presstek, Inc.*	945	550
QLogic Corp.*	3,731	66,263
Quantum Corp.*	6,681	17,504
SanDisk Corp.*	8,969	444,773
Silicon Graphics International Corp.*†	1,843	17,840
STEC, Inc.*†	1,255	11,847
Stratasys, Inc.*†	1,782	65,079
Synaptics, Inc.*	1,586	57,905
TransAct Technologies, Inc.*	888	6,971
Western Digital Corp.*	8,356	345,855

		26,858,470

Construction & Engineering—0.3%
AECOM Technology Corp.*	3,236	72,389
Aegion Corp.*	1,223	21,806
Comfort Systems USA, Inc.†	2,179	23,773
Dycom Industries, Inc.*	2,076	48,495
EMCOR Group, Inc.	2,908	80,610
Fluor Corp.	4,946	296,958
Furmanite Corp.*†	1,100	7,062
Granite Construction, Inc.	1,889	54,290
Jacobs Engineering Group, Inc.*	4,968	220,430
KBR, Inc.	6,464	229,795
Layne Christensen Co.*	510	11,348
MasTec, Inc.*	2,049	37,066
Quanta Services, Inc.*	8,861	185,195
Shaw Group, Inc. (The)*	2,182	69,191
Tutor Perini Corp.*	960	14,957
URS Corp.	2,934	124,754

		1,498,119

Construction Materials—0.1%
Eagle Materials, Inc.	2,083	72,384
Headwaters, Inc.*	2,095	8,757
Martin Marietta Materials, Inc.	494	42,301
Texas Industries, Inc.†	1,116	39,071
Vulcan Materials Co.	3,605	154,042

		316,555

Consumer Finance—0.8%
Advance America Cash Advance Centers, Inc.	5,889	61,776
American Express Co.	36,573	2,116,114
Capital One Financial Corp.	18,869	1,051,758
Cash America International, Inc.	685	32,832
CompuCredit Holdings Corp.*	38	220
Discover Financial Services	18,027	601,020
Ezcorp, Inc., Class A*	2,031	65,916
First Marblehead Corp. (The)*†	2,764	3,372
Nelnet, Inc., Class A	481	12,463
SLM Corp.	20,100	316,776
World Acceptance Corp.*	639	39,139

		4,301,386

Containers & Packaging—0.2%
AEP Industries, Inc.*	372	12,949
AptarGroup, Inc.	3,130	171,430

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Ball Corp.	6,557	$281,164
Bemis Co., Inc.	1,316	42,494
Crown Holdings, Inc.*	3,283	120,913
Greif, Inc., Class A	852	47,644
Myers Industries, Inc.	1,716	25,311
Owens-Illinois, Inc.*	6,064	141,534
Packaging Corp. of America	4,339	128,391
Rock-Tenn Co., Class A	1,450	97,962
Sealed Air Corp.	2,704	52,214
Silgan Holdings, Inc.	908	40,133
Sonoco Products Co.	3,353	111,320

		1,273,459

Distributors—0.1%
Genuine Parts Co.	3,417	214,417
LKQ Corp.*	7,000	218,190
Pool Corp.	2,434	91,080
VOXX International Corp.*	1,218	16,516

		540,203

Diversified Consumer Services—0.3%
American Public Education, Inc.*†	698	26,524
Apollo Group, Inc., Class A*	5,209	201,276
Ascent Capital Group, Inc., Class A*	545	25,773
Career Education Corp.*	4,167	33,586
Coinstar, Inc.*†	1,075	68,316
Corinthian Colleges, Inc.*	3,624	15,003
DeVry, Inc.	2,980	100,933
H&R Block, Inc.	11,402	187,791
Hillenbrand, Inc.	1,576	36,169
ITT Educational Services, Inc.*†	1,873	123,880
Learning Tree International, Inc.*	766	4,581
Matthews International Corp., Class A†	1,052	33,285
Regis Corp.	1,818	33,506
School Specialty, Inc.*	854	3,023
Service Corp. International	11,775	132,587
Sotheby’s	2,623	103,189
Steiner Leisure Ltd. (Bahamas)*	1,503	73,392
Stewart Enterprises, Inc., Class A†	4,115	24,978
Strayer Education, Inc.†	551	51,948
Universal Technical Institute, Inc.	418	5,513
Weight Watchers International, Inc.†	1,826	140,949

		1,426,202

Diversified Financial Services—3.0%
Bank of America Corp.	407,057	3,895,535
Citigroup, Inc.	111,256	4,066,407
CME Group, Inc.	2,698	780,612
Interactive Brokers Group, Inc., Class A	1,570	26,690
IntercontinentalExchange, Inc.*	2,776	381,478
JPMorgan Chase & Co.	148,125	6,810,787
Leucadia National Corp.	6,084	158,792
Moody’s Corp.	6,057	255,000
MSCI, Inc., Class A*	3,439	126,590
NASDAQ OMX Group, Inc. (The)*	5,431	140,663
NYSE Euronext	9,567	287,106
PHH Corp.*†	2,212	34,220
PICO Holdings, Inc.*	1,150	26,967
Resource America, Inc., Class A	1,287	8,121

		16,998,968

Diversified Telecommunication Services—2.3%
8x8, Inc.*†	3,048	12,802

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Alaska Communications Systems Group, Inc.†	2,850	$8,778
AT&T, Inc.	223,413	6,977,188
CenturyLink, Inc.	19,640	759,086
Cincinnati Bell, Inc.*†	35,531	142,835
Cogent Communications Group, Inc.*	2,886	55,065
Frontier Communications Corp.†	39,354	164,106
General Communication, Inc., Class A*	2,516	21,940
HickoryTech Corp.	651	6,731
IDT Corp., Class B	1,600	14,944
Integrated Telecom Express, Inc.*‡d	1,103	—
Level 3 Communications, Inc.*†	3,878	99,781
Lumos Networks Corp.	1,350	14,526
Premiere Global Services, Inc.*†	2,174	19,653
SureWest Communications	184	4,149
tw telecom inc.*	1,928	42,724
Verizon Communications, Inc.	105,621	4,037,891
Windstream Corp.†	21,003	245,945

		12,628,144

Electric Utilities—1.7%
Allete, Inc.	1,243	51,572
American Electric Power Co., Inc.	17,879	689,772
Central Vermont Public Service Corp.	540	19,008
Cleco Corp.	2,109	83,622
Duke Energy Corp.†	48,292	1,014,615
Edison International	12,222	519,557
El Paso Electric Co.	1,748	56,792
Empire District Electric Co. (The)	1,197	24,359
Entergy Corp.	5,441	365,635
Exelon Corp.	31,467	1,233,806
FirstEnergy Corp.	12,192	555,833
Great Plains Energy, Inc.	3,450	69,931
Hawaiian Electric Industries, Inc.	3,066	77,723
IDACORP, Inc.	1,515	62,297
ITC Holdings Corp.	1,539	118,411
MGE Energy, Inc.†	1,559	69,204
NextEra Energy, Inc.	16,813	1,026,938
Northeast Utilities	5,201	193,061
NV Energy, Inc.	7,959	128,299
Otter Tail Corp.	1,095	23,761
Pepco Holdings, Inc.†	7,066	133,477
Pinnacle West Capital Corp.	3,789	181,493
PNM Resources, Inc.	2,169	39,693
Portland General Electric Co.	1,100	27,478
PPL Corp.	16,345	461,910
Progress Energy, Inc.	10,369	550,698
Southern Co.	31,134	1,398,851
UIL Holdings Corp.	1,496	52,001
Unisource Energy Corp.	1,571	57,451
Unitil Corp.	420	11,269
Westar Energy, Inc.	4,032	112,614

		9,411,131

Electrical Equipment—0.7%
Active Power, Inc.*†	1,093	853
Acuity Brands, Inc.	1,873	117,681
American Superconductor Corp.*†	1,147	4,726
AMETEK, Inc.	6,351	308,087
AZZ, Inc.†	1,582	81,694
Babcock & Wilcox Co. (The)*	5,852	150,689

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Belden, Inc.	1,894	$71,801
Brady Corp., Class A	2,402	77,705
Capstone Turbine Corp.*†	34,249	34,934
Emerson Electric Co.	26,374	1,376,195
Encore Wire Corp.	1,400	41,622
Franklin Electric Co., Inc.	902	44,261
FuelCell Energy, Inc.*†	93,986	147,558
General Cable Corp.*	3,772	109,690
GrafTech International Ltd.*	3,487	41,635
Hubbell, Inc., Class B	2,078	163,289
II-VI, Inc.*†	1,364	32,259
LSI Industries, Inc.	1,083	7,938
Magnetek, Inc.*	140	2,694
Orbit International Corp.*	2,812	12,373
Plug Power, Inc.*†	270	354
Powell Industries, Inc.*	1,045	35,791
Regal-Beloit Corp.	1,272	83,380
Rockwell Automation, Inc.	4,331	345,181
Roper Industries, Inc.	2,980	295,497
Thomas & Betts Corp.*	2,428	174,597
Ultralife Corp.*	416	2,155
Universal Security Instruments, Inc.*	1,866	10,076
Valence Technology, Inc.*†	6,972	5,635
Vicor Corp.	1,380	11,040

		3,791,390

Electronic Equipment, Instruments & Components—0.7%
Agilysys, Inc.*	1,335	12,002
Amphenol Corp., Class A	5,423	324,133
Anixter International, Inc.*	1,723	124,969
Arrow Electronics, Inc.*	4,585	192,432
Avnet, Inc.*	5,129	186,644
AVX Corp.	2,270	30,100
Badger Meter, Inc.†	1,134	38,545
Benchmark Electronics, Inc.*	2,520	41,555
Brightpoint, Inc.*	2,358	18,982
Checkpoint Systems, Inc.*	1,441	16,254
Cognex Corp.	2,023	85,694
Coherent, Inc.*	1,348	78,629
Corning, Inc.	52,776	743,086
CTS Corp.	1,580	16,622
Daktronics, Inc.	927	8,241
Dolby Laboratories, Inc., Class A*	1,370	52,142
DTS, Inc.*	755	22,816
Echelon Corp.*†	1,769	7,837
Electro Rent Corp.	950	17,490
Electro Scientific Industries, Inc.	1,421	21,329
FARO Technologies, Inc.*	453	26,424
FEI Co.*	1,368	67,182
FLIR Systems, Inc.	5,608	141,938
Frequency Electronics, Inc.*	821	6,790
ID Systems, Inc.*	2,016	12,056
Identive Group, Inc.*	1,494	3,122
Ingram Micro, Inc., Class A*	1,030	19,117
Insight Enterprises, Inc.*	2,054	45,044
Iteris, Inc.*	4,263	6,352
Itron, Inc.*	955	43,367
Jabil Circuit, Inc.	8,287	208,169
Lightpath Technologies, Inc., Class A*†	1,526	2,136
Littelfuse, Inc.†	909	56,994
LRAD Corp.*	3,686	5,676
Maxwell Technologies, Inc.*†	370	6,782

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Mercury Computer Systems, Inc.*	963	$12,760
Mesa Laboratories, Inc.	1,200	59,184
Methode Electronics, Inc.†	1,383	12,834
Molex, Inc.	1,611	45,301
MTS Systems Corp.	1,342	71,247
National Instruments Corp.	5,121	146,051
Newport Corp.*	1,614	28,600
OSI Systems, Inc.*	867	53,147
Park Electrochemical Corp.	1,086	32,830
PC Connection, Inc.	854	7,020
Planar Systems, Inc.*	785	1,853
Plexus Corp.*	1,884	65,921
Power-One, Inc.*†	3,459	15,738
Pulse Electronics Corp.	1,866	4,684
Radisys Corp.*	961	7,111
Research Frontiers, Inc.*†	752	2,662
Rofin-Sinar Technologies, Inc.*	2,200	58,014
Rogers Corp.*	803	31,116
Sanmina-SCI Corp.*	3,577	40,957
ScanSource, Inc.*	1,126	42,022
Sigmatron International, Inc.*	282	1,173
SYNNEX Corp.*†	104	3,967
Tech Data Corp.*	2,057	111,613
Trimble Navigation Ltd.*	4,318	234,986
TTM Technologies, Inc.*	1,639	18,832
Universal Display Corp.*†	1,350	49,316
Vishay Intertechnology, Inc.*	6,172	75,052
Vishay Precision Group, Inc.*	440	6,525
Wayside Technology Group, Inc.	1,787	25,393
X-Rite, Inc.*	1,890	8,581
Zygo Corp.*	967	18,924

		3,984,065

Energy Equipment & Services—1.8%
Atwood Oceanics, Inc.*	1,298	58,267
Baker Hughes, Inc.	13,177	552,643
Basic Energy Services, Inc.*	1,600	27,760
Bristow Group, Inc.	982	46,871
Cal Dive International, Inc.*	4,816	15,893
Cameron International Corp.*	9,319	492,323
CARBO Ceramics, Inc.†	1,137	119,897
Dawson Geophysical Co.*	924	31,739
Diamond Offshore Drilling, Inc.	1,577	105,265
Dresser-Rand Group, Inc.*	2,924	135,644
Dril-Quip, Inc.*	880	57,218
Exterran Holdings, Inc.*	2,465	32,513
FMC Technologies, Inc.*	8,237	415,310
Gulfmark Offshore, Inc., Class A*	1,000	45,960
Halliburton Co.	32,022	1,062,810
Helix Energy Solutions Group, Inc.*	3,853	68,583
Helmerich & Payne, Inc.	3,926	211,808
Hercules Offshore, Inc.*	5,226	24,719
Hornbeck Offshore Services, Inc.*†	1,800	75,654
ION Geophysical Corp.*	6,136	39,577
Key Energy Services, Inc.*	7,257	112,121
Lufkin Industries, Inc.	2,000	161,300
Matrix Service Co.*	468	6,557
McDermott International, Inc.*	11,704	149,928
Mitcham Industries, Inc.*	1,100	24,706
Nabors Industries Ltd. (Bermuda)*	10,988	192,180
National Oilwell Varco, Inc.	16,517	1,312,606
Newpark Resources, Inc.*	3,484	28,534
Oceaneering International, Inc.†	4,464	240,565
Oil States International, Inc.*	2,026	158,150

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
OYO Geospace Corp.*	550	$57,931
Parker Drilling Co.*	3,755	22,417
Patterson-UTI Energy, Inc.	6,712	116,050
PHI, Inc.*	774	17,918
Pioneer Drilling Co.*	2,700	23,760
Rowan Cos., Inc.*	3,918	129,020
Schlumberger Ltd.	52,043	3,639,367
SEACOR Holdings, Inc.*	713	68,291
Superior Energy Services, Inc.*	4,034	106,336
Tesco Corp.*	3,185	45,195
Tetra Technologies, Inc.*	2,352	22,156
Tidewater, Inc.	78	4,214
Unit Corp.*	1,702	72,778

		10,332,534

Food & Staples Retailing—1.9%
Andersons, Inc. (The)†	700	34,083
Arden Group, Inc., Class A	260	23,631
Casey’s General Stores, Inc.	1,608	89,180
Costco Wholesale Corp.	14,385	1,306,158
CVS Caremark Corp.	48,989	2,194,707
Kroger Co. (The)	19,202	465,265
Nash Finch Co.	674	19,155
Pantry, Inc. (The)*	1,200	15,612
Rite Aid Corp.*	25,982	45,209
Ruddick Corp.	1,967	78,877
Safeway, Inc.†	8,825	178,353
SUPERVALU, Inc.†	8,154	46,559
Sysco Corp.†	22,511	672,179
United Natural Foods, Inc.*	1,912	89,214
Walgreen Co.	34,325	1,149,544
Wal-Mart Stores, Inc.	63,901	3,910,741
Weis Markets, Inc.†	382	16,655
Whole Foods Market, Inc.	5,036	418,995

		10,754,117

Food Products—1.7%
Archer-Daniels-Midland Co.	23,265	736,570
Bridgford Foods Corp.*†	559	4,880
Bunge Ltd.	4,700	321,668
Campbell Soup Co.†	5,629	190,542
Chiquita Brands International, Inc.*	2,150	18,898
ConAgra Foods, Inc.	14,190	372,629
Corn Products International, Inc.	3,164	182,405
Darling International, Inc.*	3,150	54,873
Dean Foods Co.*	6,281	76,063
Farmer Bros. Co.*†	930	10,128
Flowers Foods, Inc.	6,210	126,498
Fresh Del Monte Produce, Inc.	567	12,950
General Mills, Inc.	21,313	840,798
Green Mountain Coffee Roasters, Inc.*†	4,435	207,735
Griffin Land & Nurseries, Inc.†	650	17,167
H.J. Heinz Co.	10,532	563,989
Hain Celestial Group, Inc. (The)*	1,426	62,473
Hershey Co. (The)	6,664	408,703
Hormel Foods Corp.	6,390	188,633
Inventure Foods, Inc.*	5,272	26,149
J&J Snack Foods Corp.	761	39,922
J.M. Smucker Co. (The)	4,592	373,605
Kellogg Co.	8,673	465,133
Kraft Foods, Inc., Class A	59,086	2,245,859
Lancaster Colony Corp.†	1,389	92,313
McCormick & Co., Inc.	4,101	223,217

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Mead Johnson Nutrition Co.	4,802	$396,069
Post Holdings, Inc.*	1,156	38,067
Ralcorp Holdings, Inc.*	2,312	171,296
Sanderson Farms, Inc.†	864	45,818
Sara Lee Corp.	22,459	483,542
Smithfield Foods, Inc.*	4,682	103,144
Snyders-Lance, Inc.	1,370	35,415
Tootsie Roll Industries, Inc.†	662	15,173
TreeHouse Foods, Inc.*	1,256	74,732
Tyson Foods, Inc., Class A	10,231	195,924

		9,422,980

Gas Utilities—0.3%
AGL Resources, Inc.	3,698	145,036
Atmos Energy Corp.	2,732	85,949
Chesapeake Utilities Corp.	949	39,023
Delta Natural Gas Co., Inc.	380	14,440
Laclede Group, Inc. (The)	1,025	39,995
National Fuel Gas Co.	3,639	175,109
New Jersey Resources Corp.	1,681	74,922
Northwest Natural Gas Co.†	1,183	53,708
ONEOK, Inc.	3,908	319,127
Piedmont Natural Gas Co., Inc.	2,740	85,132
Questar Corp.	7,412	142,755
South Jersey Industries, Inc.	2,014	100,781
Southwest Gas Corp.	1,252	53,510
UGI Corp.	2,720	74,120
WGL Holdings, Inc.	2,315	94,220

		1,497,827

Health Care Equipment & Supplies—1.7%
Abaxis, Inc.*	749	21,818
ABIOMED, Inc.*	886	19,660
Alere, Inc.*†	3,011	78,316
Align Technology, Inc.*	2,449	67,470
Analogic Corp.	593	40,051
Baxter International, Inc.	19,308	1,154,232
Becton Dickinson and Co.	7,370	572,280
Biolase Technology, Inc.*†	803	2,176
Boston Scientific Corp.*	53,540	320,169
C.R. Bard, Inc.	3,904	385,403
CareFusion Corp.*	6,833	177,180
Cerus Corp.*†	1,010	4,060
Conceptus, Inc.*	1,047	15,056
CONMED Corp.	1,362	40,683
Cooper Cos., Inc. (The)	1,627	132,942
CryoLife, Inc.*	937	4,938
Cyberonics, Inc.*	956	36,452
DENTSPLY International, Inc.	5,668	227,457
Edwards Lifesciences Corp.*	4,494	326,849
Gen-Probe, Inc.*	1,849	122,792
Greatbatch, Inc.*	942	23,098
Haemonetics Corp.*	1,157	80,620
Hill-Rom Holdings, Inc.	1,576	52,654
Hologic, Inc.*	9,792	211,018
ICU Medical, Inc.*†	605	29,742
IDEXX Laboratories, Inc.*†	1,985	173,588
Integra LifeSciences Holdings Corp.*	1,190	41,281
Intuitive Surgical, Inc.*	1,260	682,605
Invacare Corp.	1,333	22,088
Kensey Nash Corp.†	866	25,339
Masimo Corp.*	1,500	35,070
Medtronic, Inc.	39,854	1,561,878

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Meridian Bioscience, Inc.†	1,158	$22,442
Merit Medical Systems, Inc.*	3,149	39,111
NuVasive, Inc.*	990	16,672
OraSure Technologies, Inc.*	1,687	19,384
Palomar Medical Technologies, Inc.*	1,116	10,423
ResMed, Inc.*†	6,068	187,562
RTI Biologics, Inc.*	807	2,986
Spectranetics Corp.*	1,045	10,868
St. Jude Medical, Inc.	11,448	507,261
Staar Surgical Co.*	848	9,184
STERIS Corp.	2,777	87,809
Stryker Corp.	10,105	560,625
SurModics, Inc.*	675	10,375
Teleflex, Inc.	1,322	80,840
Theragenics Corp.*	1,492	2,745
ThermoGenesis Corp.*	1,079	960
Thoratec Corp.*	2,306	77,735
Urologix, Inc.*	1,050	1,344
Varian Medical Systems, Inc.*	4,761	328,319
Volcano Corp.*	1,970	55,850
West Pharmaceutical Services, Inc.	1,704	72,471
Wright Medical Group, Inc.*	1,309	25,290
Young Innovations, Inc.	677	20,933
Zimmer Holdings, Inc.	6,941	446,167
Zoll Medical Corp.*	850	78,736

		9,365,057

Health Care Providers & Services—2.2%
Aetna, Inc.	12,020	602,923
Alliance HealthCare Services, Inc.*	1,429	2,144
Almost Family, Inc.*	422	10,976
Amedisys, Inc.*	1,698	24,553
AMERIGROUP Corp.*	1,157	77,843
AmerisourceBergen Corp.	11,686	463,701
AMN Healthcare Services, Inc.*	1,507	9,132
Amsurg Corp.*	1,423	39,816
BioScrip, Inc.*	1,095	7,435
Brookdale Senior Living, Inc.*	2,200	41,184
Cardinal Health, Inc.	13,667	589,184
CardioNet, Inc.*	1,151	3,545
Catalyst Health Solutions, Inc.*	1,864	118,793
Centene Corp.*	1,972	96,569
Chemed Corp.	1,162	72,834
Chindex International, Inc.*	822	7,809
CIGNA Corp.	7,259	357,506
Community Health Systems, Inc.*	4,282	95,232
Coventry Health Care, Inc.	5,198	184,893
Cross Country Healthcare, Inc.*	1,339	6,708
DaVita, Inc.*	3,507	316,226
Express Scripts, Inc.*†	19,149	1,037,493
Gentiva Health Services, Inc.*	1,474	12,883
Hanger Orthopedic Group, Inc.*	1,083	23,674
HCA Holdings, Inc.	3,319	82,112
Health Management Associates, Inc., Class A*	9,953	66,884
Health Net, Inc.*	3,209	127,462
Healthways, Inc.*	1,362	10,024
Henry Schein, Inc.*	3,652	276,383
HMS Holdings Corp.*	4,230	132,018
Humana, Inc.	4,622	427,443
Kindred Healthcare, Inc.*	2,148	18,559
Laboratory Corp. of America Holdings*	4,321	395,544

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Landauer, Inc.	598	$31,706
LCA-Vision, Inc.*	616	3,868
LifePoint Hospitals, Inc.*	2,149	84,757
Lincare Holdings, Inc.	3,193	82,635
Magellan Health Services, Inc.*	1,400	68,334
McKesson Corp.	9,930	871,556
Medco Health Solutions, Inc.*	13,709	963,743
Mednax, Inc.*	2,182	162,275
National Healthcare Corp.	431	19,636
National Research Corp.	1,250	53,675
Omnicare, Inc.	4,277	152,133
Owens & Minor, Inc.†	2,434	74,018
Patterson Cos., Inc.	5,546	185,236
PDI, Inc.*	703	4,689
PharMerica Corp.*	1,365	16,967
PSS World Medical, Inc.*	3,574	90,565
Psychemedics Corp.	302	2,966
Quest Diagnostics, Inc.	3,899	238,424
Sun Healthcare Group, Inc.*	694	4,747
Sunrise Senior Living, Inc.*†	1,950	12,324
Tenet Healthcare Corp.*	19,289	102,425
U.S. Physical Therapy, Inc.	1,300	29,965
UnitedHealth Group, Inc.	39,341	2,318,759
Universal American Corp.	1,812	19,533
Universal Health Services, Inc., Class B	2,466	103,350
VCA Antech, Inc.*	3,442	79,889
WellCare Health Plans, Inc.*	1,500	107,820
WellPoint, Inc.	12,343	910,913

		12,536,393

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.*	4,515	74,949
Authentidate Holding Corp.*	1,023	779
Cerner Corp.*	6,088	463,662
Mediware Information Systems, Inc.*	1,088	15,983
Omnicell, Inc.*	783	11,909
Quality Systems, Inc.	1,536	67,169

		634,451

Hotels, Restaurants & Leisure—2.2%
Ameristar Casinos, Inc.	300	5,589
Bally Technologies, Inc.*	1,971	92,144
Biglari Holdings, Inc.*	63	25,380
Bob Evans Farms, Inc.	1,465	55,260
Boyd Gaming Corp.*†	2,619	20,533
Brinker International, Inc.	5,167	142,351
Buffalo Wild Wings, Inc.*	867	78,628
Carnival Corp.	11,468	367,893
CEC Entertainment, Inc.	1,614	61,187
Cheesecake Factory, Inc. (The)*	3,444	101,219
Chipotle Mexican Grill, Inc.*	1,003	419,254
Choice Hotels International, Inc.†	1,616	60,341
Churchill Downs, Inc.	638	35,664
Cracker Barrel Old Country Store, Inc.	2,120	118,296
Darden Restaurants, Inc.	3,930	201,059
DineEquity, Inc.*	1,079	53,518
Dover Downs Gaming & Entertainment, Inc.	1,710	4,309
Dover Motorsports, Inc.*	1,645	2,435
Gaylord Entertainment Co.*†	1,772	54,578

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
International Game Technology	7,153	$120,099
International Speedway Corp., Class A	1,190	33,023
Interval Leisure Group, Inc.	1,886	32,816
Isle of Capri Casinos, Inc.*	1,250	8,825
Jack in the Box, Inc.*	2,874	68,890
Krispy Kreme Doughnuts, Inc.*†	2,573	18,783
Las Vegas Sands Corp.	16,217	933,613
Life Time Fitness, Inc.*	1,774	89,711
Marcus Corp.†	1,505	18,888
Marriott International, Inc., Class A	10,755	407,077
Marriott Vacations Worldwide Corp.*†	1,075	30,648
McDonald’s Corp.	37,036	3,633,232
MGM Resorts International*	8,952	121,926
Morgans Hotel Group Co.*	2,300	11,385
Multimedia Games Holding Co., Inc.*	1,202	13,174
O’Charleys, Inc.*	1,091	10,735
Orient-Express Hotels Ltd., Class A (Bermuda)*	1,577	16,085
P.F. Chang’s China Bistro, Inc.†	1,089	43,037
Panera Bread Co., Class A*	1,250	201,150
Papa John’s International, Inc.*	1,610	60,633
Peet’s Coffee & Tea, Inc.*	637	46,947
Penn National Gaming, Inc.*	2,586	111,146
Pinnacle Entertainment, Inc.*	1,629	18,750
Red Robin Gourmet Burgers, Inc.*	692	25,735
Royal Caribbean Cruises Ltd.	7,613	224,051
Ruby Tuesday, Inc.*	2,816	25,710
Scientific Games Corp., Class A*	2,517	29,348
Shuffle Master, Inc.*	1,527	26,875
Sonic Corp.*	3,730	28,646
Speedway Motorsports, Inc.	149	2,783
Starbucks Corp.	24,221	1,353,712
Starwood Hotels & Resorts Worldwide, Inc.	7,939	447,839
Texas Roadhouse, Inc.	3,070	51,085
Vail Resorts, Inc.†	1,491	64,486
Wendy’s Co. (The)	25,109	125,796
WMS Industries, Inc.*	564	13,384
Wyndham Worldwide Corp.	6,992	325,198
Wynn Resorts Ltd.	2,554	318,944
Yum! Brands, Inc.	14,951	1,064,212

		12,078,015

Household Durables—0.3%
American Greetings Corp., Class A†	2,760	42,338
Bassett Furniture Industries, Inc.	1,139	10,479
Beazer Homes USA, Inc.*	34,087	110,783
Blyth, Inc.	460	34,422
D.R. Horton, Inc.	3,903	59,208
Ethan Allen Interiors, Inc.†	1,551	39,271
Furniture Brands International, Inc.*	2,341	3,933
Harman International Industries, Inc.	2,728	127,698
Helen of Troy Ltd. (Bermuda)*	1,333	45,335
Hovnanian Enterprises, Inc., Class A*†	15,517	38,017
Jarden Corp.	2,055	82,673
KB Home	3,248	28,907
Kid Brands, Inc.*	1,156	3,121
La-Z-Boy, Inc.*	2,404	35,964
Leggett & Platt, Inc.	2,928	67,373

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Lennar Corp., Class A†	5,675	$154,246
M/I Homes, Inc.*	610	7,540
MDC Holdings, Inc.	1,091	28,137
Meritage Homes Corp.*	1,300	35,178
Mohawk Industries, Inc.*	868	57,731
Newell Rubbermaid, Inc.	3,792	67,536
NVR, Inc.*	112	81,349
PulteGroup, Inc.*	13,539	119,820
Ryland Group, Inc. (The)	1,852	35,707
Skyline Corp.	720	5,508
Standard Pacific Corp.*†	2,568	11,453
Tempur-Pedic International, Inc.*	1,346	113,643
Toll Brothers, Inc.*	4,132	99,127
Tupperware Brands Corp.	2,427	154,114
Universal Electronics, Inc.*	639	12,767
Whirlpool Corp.	1,858	142,806

		1,856,184

Household Products—1.8%
Central Garden and Pet Co., Class A*	1,230	11,845
Church & Dwight Co., Inc.	5,138	252,738
Clorox Co. (The)	4,503	309,581
Colgate-Palmolive Co.	16,371	1,600,757
Energizer Holdings, Inc.*	1,856	137,678
Kimberly-Clark Corp.	13,185	974,240
Procter & Gamble Co. (The)	103,995	6,989,504
WD-40 Co.	949	43,037

		10,319,380

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)*	26,935	352,040
Calpine Corp.*	16,000	275,360
Dynegy, Inc.*	25,395	14,221
Genie Energy Ltd., Class B	1,600	15,472
GenOn Energy, Inc.*	15,396	32,024
NRG Energy, Inc.*	8,000	125,360
Tegal Corp.*	62	215

		814,692

Industrial Conglomerates—2.0%
3M Co.	24,174	2,156,562
Carlisle Cos., Inc.	2,452	122,404
Danaher Corp.	16,656	932,736
General Electric Co.	395,685	7,941,398
Seaboard Corp.*	18	35,118
Standex International Corp.†	724	29,822

		11,218,040

Insurance—3.4%
Aflac, Inc.	19,465	895,195
Alleghany Corp.*	373	122,754
Allied World Assurance Co. Holdings AG (Switzerland)	1,889	129,718
Allstate Corp. (The)	18,288	602,041
Alterra Capital Holdings Ltd. (Bermuda)	1,915	44,007
American Equity Investment Life Holding Co.†	4,302	54,937
American Financial Group, Inc.	2,657	102,507
American International Group, Inc.*	14,067	433,686
American National Insurance Co.	945	68,531
Aon Corp.	9,153	449,046
Arch Capital Group Ltd. (Bermuda)*	4,284	159,536

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Argo Group International Holdings Ltd. (Bermuda)	899	$26,853
Arthur J. Gallagher & Co.	3,230	115,440
Aspen Insurance Holdings Ltd. (Bermuda)	3,512	98,125
Assurant, Inc.	1,358	54,999
Assured Guaranty Ltd. (Bermuda)	7,538	124,528
Axis Capital Holdings Ltd. (Bermuda)	5,691	188,770
Baldwin & Lyons, Inc., Class B	945	21,149
Berkshire Hathaway, Inc., Class B*	68,409	5,551,390
Brown & Brown, Inc.	5,036	119,756
Chubb Corp. (The)	8,118	561,035
Cincinnati Financial Corp.	6,036	208,302
CNA Financial Corp.	1,422	41,707
CNO Financial Group, Inc.*	6,600	51,348
Crawford & Co., Class B†	1,891	9,266
Delphi Financial Group, Inc., Class A	1,945	87,078
EMC Insurance Group, Inc.	341	6,851
Employers Holdings, Inc.	2,770	49,057
Endurance Specialty Holdings Ltd. (Bermuda)	2,698	109,701
Erie Indemnity Co., Class A	1,023	79,733
Everest Re Group Ltd. (Bermuda)	2,468	228,339
FBL Financial Group, Inc., Class A	1,275	42,968
Fidelity National Financial, Inc., Class A	8,236	148,495
First American Financial Corp.	3,159	52,534
Genworth Financial, Inc., Class A*	16,181	134,626
Greenlight Capital Re Ltd., Class A (Cayman Islands)*†	1,797	44,260
Hanover Insurance Group, Inc. (The)	2,346	96,468
Harleysville Group, Inc.	1,351	77,953
Hartford Financial Services Group, Inc.	15,915	335,488
HCC Insurance Holdings, Inc.	3,999	124,649
Hilltop Holdings, Inc.*	1,180	9,900
Horace Mann Educators Corp.	2,000	35,240
Independence Holding Co.†	1,056	10,518
Infinity Property & Casualty Corp.	810	42,387
Kansas City Life Insurance Co.	902	29,044
Kemper Corp.	1,906	57,714
Lincoln National Corp.	10,899	287,298
Loews Corp.	6,027	240,296
Markel Corp.*	152	68,239
Marsh & McLennan Cos., Inc.	15,676	514,016
MBIA, Inc.*†	5,212	51,078
Mercury General Corp.	1,109	48,508
MetLife, Inc.	32,137	1,200,317
Montpelier Re Holdings Ltd. (Bermuda)	3,734	72,141
National Financial Partners Corp.*	1,495	22,634
Navigators Group, Inc. (The)*	938	44,311
Old Republic International Corp.	10,195	107,557
PartnerRe Ltd. (Bermuda)	2,300	156,147
Phoenix Cos., Inc. (The)*†	4,217	10,332
Platinum Underwriters Holdings Ltd. (Bermuda)	2,734	99,791
Presidential Life Corp.	1,144	13,076
Principal Financial Group, Inc.	10,891	321,393
ProAssurance Corp.	1,647	145,117

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Progressive Corp. (The)	18,475	$428,251
Protective Life Corp.	3,130	92,711
Prudential Financial, Inc.	17,746	1,124,919
Reinsurance Group of America, Inc.	1,440	85,637
RenaissanceRe Holdings Ltd. (Bermuda)	2,900	219,617
RLI Corp.†	1,164	83,389
Safety Insurance Group, Inc.	850	35,394
Selective Insurance Group, Inc.	2,122	37,368
StanCorp Financial Group, Inc.	2,460	100,712
State Auto Financial Corp.	488	7,130
Stewart Information Services Corp.†	1,239	17,606
Torchmark Corp.	5,434	270,885
Tower Group, Inc.†	1,736	38,938
Travelers Cos., Inc. (The)	12,194	721,885
United Fire Group, Inc.	1,250	22,362
Unum Group	7,547	184,751
Validus Holdings Ltd. (Bermuda)	3,553	109,965
W.R. Berkley Corp.	2,501	90,336
White Mountains Insurance Group Ltd.	300	150,516

		19,262,252

Internet & Catalog Retail—0.8%
1-800-Flowers.com, Inc., Class A*	793	2,403
Amazon.com, Inc.*	13,403	2,714,241
dELiA*s, Inc.*	925	1,295
Expedia, Inc.†	3,588	119,983
Geeknet, Inc.*	201	2,906
Hollywood Media Corp.*	998	1,068
HSN, Inc.	1,886	71,725
Liberty Interactive Corp., Series A*	16,418	313,420
Netflix, Inc.*†	1,859	213,859
Overstock.com, Inc.*†	770	4,035
priceline.com, Inc.*	1,548	1,110,690
TripAdvisor, Inc.*†	3,588	127,984
Valuevision Media, Inc., Class A*†	1,741	3,604

		4,687,213

Internet Software & Services—1.7%
Akamai Technologies, Inc.*	7,479	274,479
AOL, Inc.*	3,989	75,671
Autobytel, Inc.*	1,384	1,342
DealerTrack Holdings, Inc.*†	1,800	54,468
Digital River, Inc.*	1,627	30,441
Earthlink, Inc.	5,814	46,454
eBay, Inc.*	40,546	1,495,742
Equinix, Inc.*	1,323	208,306
Google, Inc., Class A*	8,936	5,730,121
IAC/InterActiveCorp	4,715	231,459
InfoSpace, Inc.*	1,323	16,948
Internap Network Services Corp.*	1,297	9,520
Inuvo, Inc.*	306	236
j2 Global, Inc.†	1,614	46,290
Keynote Systems, Inc.	1,400	27,664
LivePerson, Inc.*	3,333	55,894
Looksmart Ltd.*	500	555
Monster Worldwide, Inc.*	4,681	45,640
Move, Inc.*	1,840	17,866
NIC, Inc.	2,450	29,719
Openwave Systems, Inc.*	2,570	5,834
Rackspace Hosting, Inc.*	985	56,923
RealNetworks, Inc.	1,461	14,522

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Saba Software, Inc.*	1,576	$15,461
Stamps.com, Inc.*	1,050	29,274
support.com, Inc.*	1,562	4,920
United Online, Inc.	2,509	12,269
ValueClick, Inc.*	4,058	80,105
VeriSign, Inc.	8,080	309,787
Web.com Group, Inc.*	308	4,444
WebMD Health Corp.*	2,424	62,006
WebMediaBrands, Inc.*	1,450	1,508
XO Group, Inc.*	2,304	21,635
Yahoo! Inc.*	43,481	661,781
Zix Corp.*	1,015	2,954

		9,682,238

IT Services—3.3%
Acxiom Corp.*	3,451	50,661
Alliance Data Systems Corp.*†	1,955	246,252
Automatic Data Processing, Inc.	17,041	940,493
Broadridge Financial Solutions, Inc.	5,748	137,435
CACI International, Inc., Class A*	1,198	74,623
CIBER, Inc.*	2,444	10,363
Cognizant Technology Solutions Corp., Class A*	11,127	856,223
Computer Sciences Corp.	3,563	106,676
Convergys Corp.*	5,933	79,206
CoreLogic, Inc.*	3,159	51,555
CSG Systems International, Inc.*	2,153	32,596
DST Systems, Inc.	2,518	136,551
Edgewater Technology, Inc.*	1,533	6,009
Euronet Worldwide, Inc.*	1,056	22,060
Fidelity National Information Services, Inc.	9,512	315,037
Fiserv, Inc.*	5,260	364,991
Forrester Research, Inc.	963	31,201
Gartner, Inc.*	1,179	50,273
Global Payments, Inc.‡	3,238	153,708
Hackett Group, Inc. (The)*†	1,140	6,806
iGATE Corp.*	1,397	23,414
International Business Machines Corp.	42,170	8,798,770
Jack Henry & Associates, Inc.	3,591	122,525
Lender Processing Services, Inc.	4,048	105,248
Lionbridge Technologies, Inc.*	1,165	3,355
Management Network Group, Inc.*	320	794
Mantech International Corp., Class A†	1,217	41,938
Mastercard, Inc., Class A	3,819	1,606,042
MAXIMUS, Inc.	2,104	85,570
ModusLink Global Solutions, Inc.*	1,007	5,438
MoneyGram International, Inc.*	468	8,424
NeuStar, Inc., Class A*	3,140	116,965
Online Resources Corp.*	700	1,995
Paychex, Inc.	9,849	305,220
Pfsweb, Inc.*	1,209	4,763
SAIC, Inc.*	8,529	112,583
Sapient Corp.	4,150	51,667
StarTek, Inc.*	994	2,177
Syntel, Inc.	1,554	87,024
TeleTech Holdings, Inc.*	2,738	44,082
Teradata Corp.*	6,451	439,636
Total System Services, Inc.	6,935	159,990
Unisys Corp.*†	1,371	27,036
VeriFone Systems, Inc.*	3,103	160,953

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Visa, Inc., Class A	18,001	$2,124,118
Western Union Co. (The)	25,245	444,312
Wright Express Corp.*	1,750	113,277

		18,670,035

Leisure Equipment & Products—0.2%
Arctic Cat, Inc.*	1,857	79,535
Brunswick Corp.	3,797	97,773
Callaway Golf Co.	2,881	19,476
Hasbro, Inc.	2,107	77,369
Jakks Pacific, Inc.	925	16,141
Leapfrog Enterprises, Inc.*	1,261	10,542
Mattel, Inc.	8,487	285,672
Nautilus, Inc.*	1,359	3,805
Polaris Industries, Inc.	3,716	268,109
Steinway Musical Instruments, Inc.*	683	17,075
Sturm Ruger & Co., Inc.	3,296	161,834

		1,037,331

Life Sciences Tools & Services—0.6%
Affymetrix, Inc.*	2,525	10,782
Agilent Technologies, Inc.	10,372	461,658
Albany Molecular Research, Inc.*	1,371	3,702
Bio-Rad Laboratories, Inc., Class A*	623	64,599
Bruker Corp.*	1,667	25,522
Cambrex Corp.*	1,258	8,793
Charles River Laboratories International, Inc.*	2,755	99,428
Covance, Inc.*†	2,839	135,221
Enzo Biochem, Inc.*†	1,353	3,640
eResearchTechnology, Inc.*	2,056	16,078
Furiex Pharmaceuticals, Inc.*	394	9,310
Illumina, Inc.*†	4,535	238,586
Life Technologies Corp.*	7,474	364,881
Luminex Corp.*	1,070	24,984
Mettler-Toledo International, Inc.*	913	168,677
PAREXEL International Corp.*	2,306	62,193
PerkinElmer, Inc.	5,266	145,657
Sequenom, Inc.*†	19,756	80,407
Techne Corp.	1,736	121,694
Thermo Fisher Scientific, Inc.	14,773	832,902
Waters Corp.*	3,878	359,335

		3,238,049

Machinery—2.3%
Actuant Corp., Class A	2,022	58,618
AGCO Corp.*	3,068	144,840
Albany International Corp., Class A	1,437	32,979
American Railcar Industries, Inc.*	1,200	28,212
Ampco-Pittsburgh Corp.	613	12,340
Astec Industries, Inc.*	821	29,950
Barnes Group, Inc.	2,018	53,094
Blount International, Inc.*	1,532	25,554
Briggs & Stratton Corp.†	1,822	32,669
Caterpillar, Inc.	21,496	2,289,754
Chart Industries, Inc.*	1,070	78,463
CIRCOR International, Inc.	711	23,655
CLARCOR, Inc.	2,354	115,558
Crane Co.	2,467	119,650
Cummins, Inc.	5,514	661,901
Deere & Co.	15,887	1,285,258
Donaldson Co., Inc.	4,058	144,992
Dover Corp.	5,761	362,597
Eaton Corp.	11,582	577,131

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
EnPro Industries, Inc.*†	981	$40,319
ESCO Technologies, Inc.	1,222	44,933
Federal Signal Corp.*	2,159	12,004
Flow International Corp.*	2,200	8,844
Flowserve Corp.	2,375	274,336
FreightCar America, Inc.†	900	20,241
Gardner Denver, Inc.	1,836	115,705
Graco, Inc.	2,883	152,972
Harsco Corp.	3,646	85,535
Hurco Cos., Inc.*	300	8,475
IDEX Corp.	3,304	139,198
Illinois Tool Works, Inc.	16,815	960,473
ITT Corp.	2,488	57,075
John Bean Technologies Corp.	1,164	18,857
Joy Global, Inc.	4,237	311,420
Kadant, Inc.*	721	17,174
Kaydon Corp.	1,422	36,275
Kennametal, Inc.	3,196	142,318
Lincoln Electric Holdings, Inc.	3,754	170,131
Lindsay Corp.	808	53,546
Manitowoc Co., Inc. (The)	5,044	69,910
Meritor, Inc.*	2,791	22,523
Middleby Corp.*	984	99,561
Mueller Industries, Inc.	1,592	72,356
Mueller Water Products, Inc., Class A	3,000	9,990
NACCO Industries, Inc., Class A	309	35,958
Navistar International Corp.*	2,436	98,536
Nordson Corp.	3,044	165,928
Oshkosh Corp.*	2,868	66,452
PACCAR, Inc.	14,853	695,566
Pall Corp.	3,831	228,443
Parker Hannifin Corp.	5,068	428,499
Pentair, Inc.	3,618	172,253
Robbins & Myers, Inc.	2,604	135,538
Sauer-Danfoss, Inc.	1,531	71,957
Snap-On, Inc.	2,419	147,486
SPX Corp.	2,157	167,232
Stanley Black & Decker, Inc.	5,209	400,885
Tecumseh Products Co., Class A*	712	2,862
Tennant Co.	1,280	56,320
Terex Corp.*†	4,124	92,790
Timken Co.	3,702	187,840
Titan International, Inc.†	1,356	32,069
Toro Co. (The)	1,020	72,532
Trinity Industries, Inc.	3,051	100,530
Valmont Industries, Inc.	1,162	136,430
Wabash National Corp.*	6,441	66,664
WABCO Holdings, Inc.*	2,354	142,370
Wabtec Corp.	1,737	130,918
Watts Water Technologies, Inc., Class A	1,225	49,919
Woodward, Inc.	2,448	104,848
Xylem, Inc.	4,977	138,112

		13,150,323

Marine—0.0%
Alexander & Baldwin, Inc.	1,466	71,028
Eagle Bulk Shipping, Inc.*†	3,648	7,077
Genco Shipping & Trading Ltd.*	2,042	12,987
Kirby Corp.*	2,358	155,133

		246,225

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Media—2.7%
A.H. Belo Corp., Class A	944	$4,616
AMC Networks, Inc., Class A*	2,261	100,908
Arbitron, Inc.	1,298	48,000
Belo Corp., Class A	4,721	33,850
Cablevision Systems Corp., Class A	9,044	132,766
CBS Corp., Class B	23,133	784,440
Clear Channel Outdoor Holdings, Inc., Class A*	2,500	19,950
Comcast Corp., Class A	71,429	2,143,584
Crown Media Holdings, Inc., Class A*†	5,899	9,379
Cumulus Media, Inc., Class A*	2,174	7,587
DIRECTV, Class A*	23,720	1,170,345
Discovery Communications, Inc., Class A*	5,451	275,821
DISH Network Corp., Class A	4,775	157,241
DreamWorks Animation SKG, Inc., Class A*†	1,300	23,985
E.W. Scripps Co., (The), Class A*	1,204	11,884
Emmis Communications Corp., Class A*	1,175	964
Entercom Communications Corp., Class A*†	2,183	14,168
Entravision Communications Corp., Class A	2,852	4,877
Gannett Co., Inc.	7,301	111,924
Gray Television, Inc.*	1,838	3,474
Harris Interactive, Inc.*	2,730	3,631
Harte-Hanks, Inc.	3,119	28,227
Interpublic Group of Cos., Inc. (The)	17,203	196,286
John Wiley & Sons, Inc., Class A	2,491	118,547
Journal Communications, Inc., Class A*	3,900	21,957
Lamar Advertising Co., Class A*†	3,479	112,754
Liberty Global, Inc., Series A*	4,456	223,156
Liberty Media Corp. - Liberty Capital, Class A*	4,301	379,133
LIN TV Corp., Class A*	1,419	5,747
Live Nation Entertainment, Inc.*	5,485	51,559
LodgeNet Interactive Corp.*†	1,250	4,375
Madison Square Garden Co. (The), Class A*	2,261	77,326
McClatchy Co. (The), Class A*†	2,444	7,063
McGraw-Hill Cos., Inc. (The)	9,601	465,360
Media General, Inc., Class A*†	952	4,893
Meredith Corp.†	2,083	67,614
National CineMedia, Inc.†	2,226	34,058
New Frontier Media, Inc.*	3,808	5,902
New York Times Co. (The), Class A*†	5,682	38,581
News Corp., Class A	55,516	1,093,110
Omnicom Group, Inc.	9,924	502,651
Radio Unica Communications Corp.*‡d	1,900	—
Regal Entertainment Group, Class A†	2,743	37,305
Salem Communications Corp., Class A	850	4,004
Scholastic Corp.†	1,845	65,092

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Scripps Networks Interactive, Inc., Class A	3,612	$175,868
Sinclair Broadcast Group, Inc., Class A	2,049	22,662
Sirius XM Radio, Inc.*	169,893	392,453
Time Warner Cable, Inc.	10,238	834,397
Time Warner, Inc.	34,296	1,294,674
Valassis Communications, Inc.*†	2,236	51,428
Value Line, Inc.†	573	7,036
Viacom, Inc., Class B	19,730	936,386
Virgin Media, Inc.†	10,479	261,765
Walt Disney Co. (The)	61,815	2,706,261
Washington Post Co. (The), Class B†	258	96,381
World Wrestling Entertainment, Inc., Class A†	1,030	9,136

		15,396,541

Metals & Mining—1.0%
AK Steel Holding Corp.†	5,009	37,868
Alcoa, Inc.	44,044	441,321
Allegheny Technologies, Inc.	3,760	154,799
AMCOL International Corp.	1,186	34,975
Carpenter Technology Corp.	1,882	98,297
Century Aluminum Co.*	865	7,681
Cliffs Natural Resources, Inc.	4,448	308,068
Coeur d’Alene Mines Corp.*	7,315	173,658
Commercial Metals Co.	4,080	60,466
Compass Minerals International, Inc.	1,915	137,382
Freeport-McMoRan Copper & Gold, Inc.	38,302	1,457,008
Hecla Mining Co.	20,609	95,214
Materion Corp.*	1,122	32,235
Molycorp, Inc.*†	1,566	52,978
Newmont Mining Corp.	16,854	864,105
Nucor Corp.	10,963	470,861
Reliance Steel & Aluminum Co.	2,966	167,520
Royal Gold, Inc.	1,153	75,199
RTI International Metals, Inc.*	1,363	31,431
Schnitzer Steel Industries, Inc., Class A	693	27,647
Southern Copper Corp.	8,793	278,826
Steel Dynamics, Inc.	8,080	117,483
Stillwater Mining Co.*	3,727	47,109
SunCoke Energy, Inc.*	1,473	20,931
Titanium Metals Corp.	5,344	72,465
United States Steel Corp.†	5,607	164,678
Walter Energy, Inc.	1,840	108,946
Worthington Industries, Inc.	3,575	68,568

		5,607,719

Multiline Retail—0.7%
Big Lots, Inc.*	1,874	80,619
Dillard’s, Inc., Class A†	1,535	96,736
Dollar Tree, Inc.*	4,178	394,779
Family Dollar Stores, Inc.	3,743	236,857
Fred’s, Inc., Class A†	1,781	26,020
J.C. Penney Co., Inc.	7,928	280,889
Kohl’s Corp.	8,292	414,849
Macy’s, Inc.	14,423	573,026
Nordstrom, Inc.	6,901	384,524
Saks, Inc.*†	5,811	67,466
Sears Holdings Corp.*†	3,097	205,176

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Target Corp.	23,232	$1,353,729
Tuesday Morning Corp.*	1,816	6,973

		4,121,643

Multi-Utilities—1.3%
Alliant Energy Corp.	4,491	194,550
Ameren Corp.	8,429	274,617
Avista Corp.	1,759	44,995
Black Hills Corp.	2,041	68,435
CenterPoint Energy, Inc.	12,705	250,543
CH Energy Group, Inc.†	694	46,311
CMS Energy Corp.	15,613	343,486
Consolidated Edison, Inc.	9,508	555,457
Dominion Resources, Inc.	18,948	970,327
DTE Energy Co.	5,654	311,140
Integrys Energy Group, Inc.	5,523	292,664
MDU Resources Group, Inc.	7,657	171,440
NiSource, Inc.	10,893	265,245
NorthWestern Corp.	1,449	51,381
NSTAR	4,374	212,708
OGE Energy Corp.	3,358	179,653
PG&E Corp.	13,909	603,790
Public Service Enterprise Group, Inc.	19,188	587,345
SCANA Corp.†	4,791	218,517
Sempra Energy	6,698	401,612
TECO Energy, Inc.	7,797	136,837
Vectren Corp.	3,706	107,696
Wisconsin Energy Corp.	9,128	321,123
Xcel Energy, Inc.	16,552	438,131

		7,048,003

Office Electronics—0.1%
Xerox Corp.	37,010	299,041
Zebra Technologies Corp., Class A*	2,988	123,046

		422,087

Oil, Gas & Consumable Fuels—8.8%
Adams Resources & Energy, Inc.	1,462	83,597
Alpha Natural Resources, Inc.*	8,351	127,019
Anadarko Petroleum Corp.	17,995	1,409,728
Apache Corp.	13,575	1,363,473
Apco Oil and Gas International, Inc.†	1,181	80,509
Arch Coal, Inc.	7,214	77,262
ATP Oil & Gas Corp.*†	685	5,035
Berry Petroleum Co., Class A	2,902	136,771
BP Prudhoe Bay Royalty Trust	1,105	138,357
BPZ Resources, Inc.*†	4,003	16,132
Cabot Oil & Gas Corp.	6,150	191,696
Callon Petroleum Co.*	779	4,900
Carrizo Oil & Gas, Inc.*	1,800	50,868
Chesapeake Energy Corp.	24,112	558,675
Chevron Corp.	71,520	7,669,805
Cimarex Energy Co.	2,681	202,335
Clayton Williams Energy, Inc.*	550	43,692
Comstock Resources, Inc.*†	1,735	27,465
Concho Resources, Inc.*	3,943	402,501
ConocoPhillips	50,449	3,834,629
CONSOL Energy, Inc.	7,662	261,274
Contango Oil & Gas Co.*	902	53,137
Continental Resources, Inc.*†	2,992	256,773
Cross Timbers Royalty Trust	575	24,162
Crosstex Energy, Inc.	2,100	29,694
CVR Energy, Inc.*	2,907	77,762

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Denbury Resources, Inc.*	16,015	$291,953
Devon Energy Corp.	14,461	1,028,466
DHT Holdings, Inc. (Jersey, Channel Islands)	4,173	4,006
El Paso Corp.	25,233	745,635
Energen Corp.	2,644	129,953
EOG Resources, Inc.	7,506	833,917
EQT Corp.	5,288	254,934
EXCO Resources, Inc.†	8,720	57,814
Exxon Mobil Corp.	181,417	15,734,296
Forest Oil Corp.*	3,820	46,298
FX Energy, Inc.*†	3,496	19,018
GMX Resources, Inc.*†	1,297	1,647
Goodrich Petroleum Corp.*†	1,566	29,785
Hess Corp.	10,275	605,711
HollyFrontier Corp.	5,470	175,861
Hugoton Royalty Trust	1,669	24,501
James River Coal Co.*†	1,500	7,680
Kinder Morgan, Inc.†	24,999	966,211
Kodiak Oil & Gas Corp.*	5,207	51,862
Marathon Oil Corp.	25,577	810,791
Marathon Petroleum Corp.	12,788	554,488
McMoRan Exploration Co.*†	2,961	31,683
Murphy Oil Corp.	5,804	326,591
Newfield Exploration Co.*	3,712	128,732
Noble Energy, Inc.	4,966	485,575
Occidental Petroleum Corp.	30,246	2,880,327
Overseas Shipholding Group, Inc.†	1,587	20,044
Patriot Coal Corp.*	2,992	18,670
Peabody Energy Corp.	10,624	307,671
Penn Virginia Corp.	34,083	155,078
Petroleum Development Corp.*	1,250	46,363
Petroquest Energy, Inc.*	3,346	20,544
Pioneer Natural Resources Co.	5,081	566,989
Plains Exploration & Production Co.*	5,227	222,932
QEP Resources, Inc.	7,412	226,066
Quicksilver Resources, Inc.*†	3,960	19,958
Range Resources Corp.	5,516	320,700
Rentech, Inc.*	49,300	102,544
Rosetta Resources, Inc.*	3,400	165,784
SandRidge Energy, Inc.*†	8,962	70,172
Ship Finance International Ltd. (Bermuda)†	3,352	51,286
SM Energy Co.	2,262	160,082
Southwestern Energy Co.*	12,344	377,726
Spectra Energy Corp.	23,691	747,451
Stone Energy Corp.*	1,208	34,537
Sunoco, Inc.	2,777	105,943
Swift Energy Co.*	1,142	33,152
Syntroleum Corp.*†	1,246	1,202
Teekay Corp. (Bermuda)†	1,691	58,762
Tesoro Corp.*	6,846	183,747
Ultra Petroleum Corp.*	7,839	177,397
USEC, Inc.*†	7,347	7,788
Vaalco Energy, Inc.*	3,800	35,910
Valero Energy Corp.	22,004	567,043
Verenium Corp.*†	149	618
Warren Resources, Inc.*	3,600	11,736
Western Refining, Inc.†	2,500	47,050
Whiting Petroleum Corp.*	2,484	134,881
Williams Cos., Inc. (The)	24,207	745,818
World Fuel Services Corp.	1,920	78,720

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
WPX Energy, Inc.*	8,069	$145,323

		49,324,673

Paper & Forest Products—0.2%
Buckeye Technologies, Inc.	1,251	42,497
Clearwater Paper Corp.*	924	30,686
Deltic Timber Corp.†	724	45,822
Domtar Corp. (Canada)	1,388	132,387
International Paper Co.	14,370	504,387
Louisiana-Pacific Corp.*	4,396	41,103
MeadWestvaco Corp.	2,983	94,233
Neenah Paper, Inc.	652	19,391
P.H. Glatfelter Co.	1,740	27,457
Schweitzer-Mauduit International, Inc.	724	49,999
Wausau Paper Corp.†	1,903	17,850

		1,005,812

Personal Products—0.2%
Avon Products, Inc.	14,351	277,835
Elizabeth Arden, Inc.*	1,017	35,575
Estee Lauder Cos., Inc. (The), Class A	7,494	464,178
Herbalife Ltd. (Cayman Islands)	1,696	116,719
Medifast, Inc.*†	734	12,816
Nu Skin Enterprises, Inc., Class A	3,018	174,772
USANA Health Sciences, Inc.*†	593	22,137

		1,104,032

Pharmaceuticals—5.0%
Abbott Laboratories	59,451	3,643,752
Allergan, Inc.	11,119	1,061,086
AVANIR Pharmaceuticals, Inc., Class A*†	30,376	103,886
Bristol-Myers Squibb Co.	62,456	2,107,890
Columbia Laboratories, Inc.*†	1,819	1,291
Durect Corp.*	1,900	1,520
Eli Lilly & Co.	35,287	1,421,007
Emisphere Technologies, Inc.*†	772	293
Endo Pharmaceuticals Holdings, Inc.*	4,151	160,768
Forest Laboratories, Inc.*	9,208	319,426
Heska Corp.	446	5,075
Hi-Tech Pharmacal Co., Inc.*	862	30,972
Hospira, Inc.*	5,415	202,467
Johnson & Johnson	97,345	6,420,876
KV Pharmaceutical Co., Class A*†	2,179	2,876
Medicines Co. (The)*	2,018	40,501
Medicis Pharmaceutical Corp., Class A	2,564	96,381
Merck & Co., Inc.	105,830	4,063,872
Mylan, Inc.*	10,972	257,293
Nektar Therapeutics*†	2,368	18,755
Optimer Pharmaceuticals, Inc.*†	2,592	36,029
Pain Therapeutics, Inc.*	1,318	4,732
Par Pharmaceutical Cos., Inc.*	1,362	52,750
Perrigo Co.	3,119	322,224
Pfizer, Inc.	293,158	6,642,960
Pozen, Inc.*	1,014	6,084
Questcor Pharmaceuticals, Inc.*†	4,217	158,644
Salix Pharmaceuticals Ltd.*	2,346	123,165
Viropharma, Inc.*	4,061	122,114
Vivus, Inc.*†	1,630	36,447
Watson Pharmaceuticals, Inc.*	4,630	310,488

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
XenoPort, Inc.*	1,939	$8,726

		27,784,350

Professional Services—0.3%
Advisory Board Co. (The)*	950	84,189
Barrett Business Services, Inc.	2,203	43,685
CDI Corp.	1,131	20,279
Corporate Executive Board Co. (The)	1,507	64,816
CoStar Group, Inc.*	770	53,169
CRA International, Inc.*	986	24,867
Dun & Bradstreet Corp. (The)	1,546	130,993
Equifax, Inc.	2,521	111,579
FTI Consulting, Inc.*	1,735	65,097
Heidrick & Struggles International, Inc.†	865	19,056
Huron Consulting Group, Inc.*	988	37,109
IHS, Inc., Class A*	1,414	132,421
Insperity, Inc.	1,143	35,022
Kelly Services, Inc., Class A	1,173	18,756
Kforce, Inc.*	297	4,425
Korn/Ferry International*	1,624	27,202
Manpower, Inc.	3,593	170,200
Navigant Consulting, Inc.*	2,313	32,174
On Assignment, Inc.*	1,243	21,715
RCM Technologies, Inc.*	1,593	8,873
Resources Connection, Inc.	2,060	28,943
Robert Half International, Inc.	3,922	118,837
Towers Watson & Co., Class A	1,600	105,712
TrueBlue, Inc.*	2,485	44,432
Verisk Analytics, Inc., Class A*	4,073	191,309

		1,594,860

Real Estate Investment Trusts (REITs)—3.2%
Acadia Realty Trust REIT	1,368	30,835
Agree Realty Corp. REIT	814	18,380
Alexander’s, Inc. REIT	78	30,723
Alexandria Real Estate Equities, Inc. REIT	1,245	91,047
American Campus Communities, Inc. REIT	5,751	257,185
American Capital Agency Corp. REIT	3,150	93,051
American Tower Corp. REIT	13,160	829,343
Annaly Capital Management, Inc. REIT†	30,573	483,665
Anworth Mortgage Asset Corp. REIT	18,790	123,638
Apartment Investment & Management Co., Class A REIT	5,659	149,454
Ashford Hospitality Trust, Inc. REIT	4,200	37,842
AvalonBay Communities, Inc. REIT	3,314	468,434
BioMed Realty Trust, Inc. REIT	6,210	117,866
Boston Properties, Inc. REIT	5,737	602,328
Brandywine Realty Trust REIT	6,105	70,085
BRE Properties, Inc. REIT	2,433	122,988
BRT Realty Trust REIT*	421	2,943
Camden Property Trust REIT	2,058	135,313
Capital Trust, Inc., Class A REIT*†	523	1,972
Capstead Mortgage Corp. REIT	2,400	31,464
CBL & Associates Properties, Inc. REIT	10,788	204,109

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Cedar Realty Trust, Inc. REIT	33,497	$171,505
Chimera Investment Corp. REIT	42,645	120,685
Colonial Properties Trust REIT	1,962	42,634
CommonWealth REIT REIT	2,285	42,547
Corporate Office Properties Trust REIT	1,904	44,192
Cousins Properties, Inc. REIT	2,489	18,867
CubeSmart REIT†	8,821	104,970
DCT Industrial Trust, Inc. REIT	6,576	38,798
DDR Corp. REIT†	5,227	76,314
DiamondRock Hospitality Co. REIT	4,047	41,644
Digital Realty Trust, Inc. REIT†	5,681	420,224
Douglas Emmett, Inc. REIT	4,212	96,076
Duke Realty Corp. REIT	5,609	80,433
DuPont Fabros Technology, Inc. REIT†	4,666	114,084
EastGroup Properties, Inc. REIT	1,538	77,238
Entertainment Properties Trust REIT	2,733	126,756
Equity Lifestyle Properties, Inc. REIT	1,140	79,504
Equity One, Inc. REIT	2,619	52,956
Equity Residential REIT	11,387	713,054
Essex Property Trust, Inc. REIT	807	122,269
Extra Space Storage, Inc. REIT	3,500	100,765
Federal Realty Investment Trust REIT	2,295	222,133
FelCor Lodging Trust, Inc. REIT*	19,456	70,042
First Industrial Realty Trust, Inc. REIT*	6,729	83,103
First Potomac Realty Trust REIT	1,628	19,682
Franklin Street Properties Corp. REIT	2,200	23,320
General Growth Properties, Inc. REIT	15,452	262,529
Getty Realty Corp. REIT†	1,747	27,218
Glimcher Realty Trust REIT	17,270	176,499
Gramercy Capital Corp. REIT*	2,182	5,826
Hatteras Financial Corp. REIT	1,935	53,986
HCP, Inc. REIT	13,391	528,409
Health Care REIT, Inc. REIT	4,494	246,990
Healthcare Realty Trust, Inc. REIT	1,881	41,382
Highwoods Properties, Inc. REIT†	2,393	79,735
Home Properties, Inc. REIT	1,390	84,804
Hospitality Properties Trust REIT	2,923	77,372
Host Hotels & Resorts, Inc. REIT	21,796	357,890
Inland Real Estate Corp. REIT	2,302	20,419
Investors Real Estate Trust REIT†	2,989	22,985
iStar Financial, Inc. REIT*†	4,331	31,400
Kilroy Realty Corp. REIT	1,316	61,339
Kimco Realty Corp. REIT	15,341	295,468
Kite Realty Group Trust REIT	2,654	13,987
LaSalle Hotel Properties REIT	1,561	43,926
Lexington Realty Trust REIT†	9,308	83,679
Liberty Property Trust REIT	3,372	120,448
LTC Properties, Inc. REIT	2,385	76,320
Macerich Co. (The) REIT	5,275	304,631
Mack-Cali Realty Corp. REIT	2,488	71,704
Medical Properties Trust, Inc. REIT	11,530	106,998
MFA Financial, Inc. REIT	10,801	80,683

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Mid-America Apartment
Communities, Inc. REIT	1,240	$83,117
Mission West Properties, Inc. REIT	1,417	13,972
Monmouth Real Estate Investment Corp., Class A REIT	3,275	31,898
MPG Office Trust, Inc. REIT*†	68,246	159,696
National Health Investors, Inc. REIT	979	47,756
National Retail Properties, Inc. REIT	2,356	64,060
Newcastle Investment Corp. REIT	754	4,735
NorthStar Realty Finance Corp. REIT	4,388	23,739
Omega Healthcare Investors, Inc. REIT	4,100	87,166
Parkway Properties, Inc. REIT	16,897	177,081
Pennsylvania Real Estate Investment Trust REIT	1,510	23,058
Plum Creek Timber Co., Inc. REIT†	7,429	308,749
PMC Commercial Trust REIT	865	7,404
Post Properties, Inc. REIT	2,078	97,375
Potlatch Corp. REIT	1,618	50,708
ProLogis, Inc. REIT	16,023	577,148
PS Business Parks, Inc. REIT	599	39,258
Public Storage REIT	6,057	836,896
RAIT Financial Trust REIT	7,882	39,174
Ramco-Gershenson Properties Trust REIT	1,275	15,580
Rayonier, Inc. REIT	5,004	220,626
Realty Income Corp. REIT†	4,138	160,265
Redwood Trust, Inc. REIT†	1,008	11,290
Regency Centers Corp. REIT	2,745	122,098
Rouse Properties, Inc. REIT*†	579	7,840
Sabra Healthcare REIT, Inc. REIT	694	11,409
Saul Centers, Inc. REIT	987	39,835
Senior Housing Properties Trust REIT	3,680	81,144
Simon Property Group, Inc. REIT	11,699	1,704,310
SL Green Realty Corp. REIT	3,603	279,413
Sovran Self Storage, Inc. REIT	1,269	63,234
Strategic Hotels & Resorts, Inc. REIT*	22,977	151,189
Sun Communities, Inc. REIT	1,061	45,973
Sunstone Hotel Investors, Inc. REIT*	2,559	24,925
Tanger Factory Outlet Centers, Inc. REIT	2,442	72,601
Taubman Centers, Inc. REIT	2,083	151,955
UDR, Inc. REIT	6,077	162,317
Universal Health Realty Income Trust REIT†	1,333	52,827
Ventas, Inc. REIT	12,494	713,407
Vornado Realty Trust REIT	7,702	648,508
Washington Real Estate Investment Trust REIT	1,834	54,470
Weingarten Realty Investors REIT†	3,474	91,818
Weyerhaeuser Co. REIT	16,471	361,044

		18,204,155

Real Estate Management & Development—0.2%
Altisource Portfolio Solutions SA (Luxembourg)*	1,119	67,856
Brookfield Office Properties, Inc.	15,325	267,421
CBRE Group, Inc.*	6,900	137,724

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Forest City Enterprises, Inc., Class A*	9,240	$144,698
Forestar Group, Inc.*	1,502	23,116
Jones Lang LaSalle, Inc.	1,311	109,220
St. Joe Co. (The)*†	3,582	68,094
Tejon Ranch Co.*	858	24,573

		842,702

Road & Rail—0.8%
Amerco, Inc.	805	84,935
Arkansas Best Corp.	903	16,985
Avis Budget Group, Inc.*	4,424	62,600
Con-way, Inc.	2,160	70,438
CSX Corp.	35,751	769,361
Dollar Thrifty Automotive Group, Inc.*	1,057	85,522
Genesee & Wyoming, Inc., Class A*	1,576	86,018
Heartland Express, Inc.†	4,220	61,021
J.B. Hunt Transport Services, Inc.	1,317	71,605
Kansas City Southern*	4,745	340,169
Knight Transportation, Inc.	3,879	68,503
Landstar System, Inc.	2,256	130,216
Norfolk Southern Corp.	12,299	809,643
Old Dominion Freight Line, Inc.*	2,674	127,470
PAM Transportation Services, Inc.	338	3,782
Ryder System, Inc.	707	37,330
Saia, Inc.*	1,662	28,271
Union Pacific Corp.	15,516	1,667,660
Werner Enterprises, Inc.	2,915	72,467

		4,593,996

Semiconductors & Semiconductor Equipment—2.5%
Advanced Energy Industries, Inc.*	1,428	18,735
Advanced Micro Devices, Inc.*	21,447	172,005
Aetrium, Inc.*	614	491
Altera Corp.	9,504	378,449
Amkor Technology, Inc.*†	7,211	44,312
Anadigics, Inc.*†	61,077	144,753
Analog Devices, Inc.	7,450	300,980
Applied Materials, Inc.	43,119	536,400
Applied Micro Circuits Corp.*	3,186	22,111
Atmel Corp.*	18,733	184,707
ATMI, Inc.*	1,559	36,325
Axcelis Technologies, Inc.*†	4,095	7,043
AXT, Inc.*	946	6,007
Broadcom Corp., Class A*	18,226	716,282
Brooks Automation, Inc.	3,103	38,260
Cabot Microelectronics Corp.	1,049	40,785
Ceva, Inc.*†	692	15,715
Cirrus Logic, Inc.*†	2,946	70,115
Cohu, Inc.	859	9,767
Cree, Inc.*†	3,097	97,958
Cymer, Inc.*	1,498	74,900
Cypress Semiconductor Corp.*	4,876	76,212
Diodes, Inc.*	2,400	55,632
DSP Group, Inc.*	1,194	7,952
Entegris, Inc.*	5,738	53,593
Exar Corp.*	1,758	14,767
Fairchild Semiconductor International, Inc.*	4,903	72,074
First Solar, Inc.*†	2,540	63,627
Formfactor, Inc.*	1,417	7,907
FSI International, Inc.*	1,479	7,232
GigOptix, Inc.*	827	2,299

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Integrated Device Technology, Inc.*	8,168	$58,401
Integrated Silicon Solution, Inc.*†	1,269	14,162
Intel Corp.	193,200	5,430,852
International Rectifier Corp.*	2,631	60,697
Intersil Corp., Class A	5,757	64,478
IXYS Corp.*	1,329	17,543
KLA-Tencor Corp.	4,441	241,679
Kopin Corp.*	2,431	9,894
Kulicke & Soffa Industries, Inc.*	2,008	24,960
Lam Research Corp.*†	2,890	128,952
Lattice Semiconductor Corp.*	4,395	28,260
Linear Technology Corp.	5,243	176,689
LSI Corp.*	30,700	266,476
LTX-Credence Corp.*	1,358	9,764
Marvell Technology Group Ltd. (Bermuda)*	18,500	291,005
Mattson Technology, Inc.*	1,760	4,875
Maxim Integrated Products, Inc.	5,913	169,053
MEMC Electronic Materials, Inc.*	8,113	29,288
Micrel, Inc.	3,731	38,280
Microchip Technology, Inc.†	3,565	132,618
Micron Technology, Inc.*	35,271	285,695
Microsemi Corp.*	2,474	53,043
Mindspeed Technologies, Inc.*†	801	5,102
MIPS Technologies, Inc.*	2,228	12,120
MKS Instruments, Inc.	2,455	72,496
MoSys, Inc.*†	1,251	4,967
Novellus Systems, Inc.*	2,876	143,541
NVE Corp.*	348	18,444
NVIDIA Corp.*	20,184	310,632
Omnivision Technologies, Inc.*	2,354	47,080
ON Semiconductor Corp.*	10,008	90,172
PDF Solutions, Inc.*†	974	8,211
Pericom Semiconductor Corp.*	1,023	8,276
Photronics, Inc.*	1,388	9,230
PLX Technology, Inc.*	1,050	4,221
PMC - Sierra, Inc.*	7,045	50,935
Power Integrations, Inc.†	1,952	72,458
QuickLogic Corp.*†	1,050	2,867
Rambus, Inc.*	4,071	26,258
Ramtron International Corp.*	1,920	3,821
RF Micro Devices, Inc.*	8,143	40,552
Rudolph Technologies, Inc.*	1,247	13,854
Semtech Corp.*	2,970	84,526
Sigma Designs, Inc.*	1,320	6,838
Silicon Image, Inc.*	2,948	17,334
Silicon Laboratories, Inc.*	2,124	91,332
Skyworks Solutions, Inc.*	5,822	160,978
Spire Corp.*	2,500	2,900
Standard Microsystems Corp.*	806	20,851
SunPower Corp.*	141	900
Teradyne, Inc.*	7,938	134,073
Tessera Technologies, Inc.*	1,560	26,910
Texas Instruments, Inc.	38,855	1,305,917
Transwitch Corp.*	429	1,124
TriQuint Semiconductor, Inc.*	4,918	33,910
Ultratech, Inc.*	971	28,140
Veeco Instruments, Inc.*†	1,294	37,008
Xilinx, Inc.	6,637	241,786

		13,953,823

Software—3.9%
Accelrys, Inc.*	2,216	17,684
ACI Worldwide, Inc.*	1,653	66,566

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Activision Blizzard, Inc.†	23,814	$305,295
Actuate Corp.*	2,084	13,088
Adobe Systems, Inc.*	17,358	595,553
Advent Software, Inc.*	2,902	74,291
American Software, Inc., Class A	1,950	16,731
ANSYS, Inc.*	2,396	155,788
Ariba, Inc.*	2,075	67,873
Autodesk, Inc.*	9,258	391,799
Blackbaud, Inc.	2,650	88,059
BMC Software, Inc.*	2,708	108,753
CA, Inc.	11,593	319,503
Cadence Design Systems, Inc.*	10,745	127,221
Callidus Software, Inc.*	172	1,343
Citrix Systems, Inc.*	7,179	566,495
Compuware Corp.*	7,505	68,971
Concur Technologies, Inc.*†	2,083	119,523
Datawatch Corp.*	3,500	46,515
Ebix, Inc.†	2,802	64,894
Electronic Arts, Inc.*	12,060	198,749
EPIQ Systems, Inc.	1,087	13,153
Evergreen Energy, Inc.*	416	21
Evolving Systems, Inc.	527	2,946
Factset Research Systems, Inc.	1,490	147,570
Fair Isaac Corp.	3,039	133,412
FalconStor Software, Inc.*†	1,373	5,135
Informatica Corp.*	3,171	167,746
Interactive Intelligence Group, Inc.*	950	28,985
Intuit, Inc.	8,244	495,712
JDA Software Group, Inc.*	1,256	34,515
Kenexa Corp.*	1,681	52,514
Manhattan Associates, Inc.*	1,346	63,975
Mentor Graphics Corp.*	2,745	40,791
MICROS Systems, Inc.*	3,428	189,534
Microsoft Corp.	294,920	9,511,170
MicroStrategy, Inc., Class A*	513	71,820
Netscout Systems, Inc.*	1,250	25,425
Nuance Communications, Inc.*	4,541	116,159
Oracle Corp.	150,585	4,391,059
Parametric Technology Corp.*	4,423	123,579
Pegasystems, Inc.†	2,141	81,701
Progress Software Corp.*	1,983	46,838
QAD, Inc., Class B*	136	1,783
Quest Software, Inc.*	3,847	89,520
Red Hat, Inc.*	7,251	434,262
Rovi Corp.*	3,917	127,498
Salesforce.com, Inc.*	3,783	584,511
Scientific Learning Corp.*	3,145	5,598
SeaChange International, Inc.*	958	7,453
Solera Holdings, Inc.	1,099	50,433
Sonic Foundry, Inc.*	120	1,021
Symantec Corp.*	26,135	488,724
Synopsys, Inc.*	6,501	199,321
Take-Two Interactive Software, Inc.*†	2,643	40,663
TeleCommunication Systems, Inc., Class A*	1,200	3,336
THQ, Inc.*†	2,914	1,632
TIBCO Software, Inc.*	4,452	135,786
TiVo, Inc.*	2,696	32,325
Tyler Technologies, Inc.*	1,886	72,441
Ultimate Software Group, Inc.*	1,242	91,014
VASCO Data Security
International, Inc.*	3,804	41,045

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Versant Corp.*	330	$3,508
VMware, Inc., Class A*	1,733	194,737
Websense, Inc.*	1,958	41,294

		21,806,359

Specialty Retail—2.3%
Aaron’s, Inc.	2,908	75,317
Abercrombie & Fitch Co., Class A	3,072	152,402
Advance Auto Parts, Inc.	1,752	155,175
Aeropostale, Inc.*	2,075	44,861
American Eagle Outfitters, Inc.	3,552	61,059
America’s Car-Mart, Inc.*	354	15,569
ANN, Inc.*	2,733	78,273
Asbury Automotive Group, Inc.*	1,342	36,234
Ascena Retail Group, Inc.*	2,597	115,099
AutoNation, Inc.*†	5,363	184,005
AutoZone, Inc.*	1,769	657,714
Barnes & Noble, Inc.*†	828	10,971
Bebe Stores, Inc.	790	7,292
Bed Bath & Beyond, Inc.*	6,586	433,161
Best Buy Co., Inc.†	9,299	220,200
Big 5 Sporting Goods Corp.	1,071	8,397
Brown Shoe Co., Inc.	1,791	16,531
Buckle, Inc. (The)†	1,236	59,204
CarMax, Inc.*	6,608	228,967
Casual Male Retail Group, Inc.*†	1,930	6,485
Cato Corp. (The), Class A	1,761	48,674
Charming Shoppes, Inc.*	3,138	18,514
Chico’s FAS, Inc.	7,236	109,264
Children’s Place Retail Stores, Inc. (The)*	1,144	59,110
Christopher & Banks Corp.	1,528	2,842
Coldwater Creek, Inc.*	1,528	1,772
Collective Brands, Inc.*†	2,964	58,272
Cost Plus, Inc.*	1,014	18,151
Destination Maternity Corp.	1,200	22,284
Dick’s Sporting Goods, Inc.	2,480	119,238
DSW, Inc., Class A	596	32,643
Finish Line, Inc. (The), Class A	1,917	40,679
Foot Locker, Inc.	5,840	181,332
GameStop Corp., Class A†	1,010	22,058
Gap, Inc. (The)	15,719	410,895
Genesco, Inc.*	921	65,990
Group 1 Automotive, Inc.†	1,068	59,990
Guess?, Inc.	3,548	110,875
Haverty Furniture Cos., Inc.	1,111	12,332
Hibbett Sports, Inc.*	1,396	76,152
Home Depot, Inc. (The)	47,382	2,383,788
Hot Topic, Inc.	1,824	18,514
JOS A. Bank Clothiers, Inc.*	865	43,605
Kirkland’s, Inc.*	833	13,478
Limited Brands, Inc.	9,245	443,760
Lithia Motors, Inc., Class A	862	22,584
Lowe’s Cos., Inc.	47,338	1,485,466
MarineMax, Inc.*	800	6,584
Men’s Wearhouse, Inc. (The)	2,437	94,482
Midas, Inc.*	1,277	14,660
Monro Muffler Brake, Inc.	1,487	61,696
Office Depot, Inc.*	11,792	40,682
OfficeMax, Inc.*	3,587	20,518
Orchard Supply Hardware Stores Corp., Class A*†	140	2,891
O’Reilly Automotive, Inc.*	5,478	500,415
Pacific Sunwear of California, Inc.*†	3,025	5,324

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Penske Automotive Group, Inc.	1,654	$40,738
Pep Boys-Manny, Moe & Jack (The)	2,200	32,824
PetSmart, Inc.	3,546	202,902
Pier 1 Imports, Inc.*	3,712	67,484
RadioShack Corp.†	2,569	15,979
Rent-A-Center, Inc.	3,377	127,482
Ross Stores, Inc.	8,400	488,040
Sally Beauty Holdings, Inc.*	3,659	90,743
Select Comfort Corp.*	2,104	68,149
Signet Jewelers Ltd. (Bermuda)	3,344	158,104
Sonic Automotive, Inc., Class A†	1,649	29,534
Stage Stores, Inc.	2,236	36,313
Staples, Inc.	22,960	371,493
Stein Mart, Inc.*	1,261	8,323
Systemax, Inc.*†	1,358	22,896
Talbots, Inc.*†	375	1,136
Tiffany & Co.	3,221	222,668
TJX Cos., Inc.	24,012	953,516
Tractor Supply Co.	3,098	280,555
Trans World Entertainment Corp.*	1,932	4,096
Urban Outfitters, Inc.*	5,012	145,899
West Marine, Inc.*	803	9,620
Wet Seal, Inc. (The), Class A*	1,246	4,299
Williams-Sonoma, Inc.	3,877	145,310
Zale Corp.*†	2,300	7,107

		12,731,640

Textiles, Apparel & Luxury Goods—0.8%
Carter’s, Inc.*	1,476	73,461
Charles & Colvard Ltd.*	1,843	8,515
Cherokee, Inc.†	994	11,322
Coach, Inc.	10,479	809,817
Columbia Sportswear Co.	652	30,937
Crocs, Inc.*	3,600	75,312
Culp, Inc.*	888	9,750
Deckers Outdoor Corp.*	1,935	122,002
Fossil, Inc.*	1,614	213,016
Hallwood Group, Inc. (The)*	100	1,187
Hanesbrands, Inc.*	4,099	121,084
Iconix Brand Group, Inc.*	2,737	47,569
Jones Group, Inc. (The)	4,641	58,291
Kenneth Cole Productions, Inc., Class A*	956	15,392
K-Swiss, Inc., Class A*†	1,476	6,052
Liz Claiborne, Inc.*	4,930	65,865
Movado Group, Inc.	1,678	41,195
NIKE, Inc., Class B	12,835	1,391,827
Oxford Industries, Inc.	936	47,567
PVH Corp.	1,267	113,181
Quiksilver, Inc.*	4,288	17,323
Ralph Lauren Corp.	2,143	373,589
Skechers U.S.A., Inc., Class A*†	1,935	24,613
Steven Madden Ltd.*	1,689	72,205
Under Armour, Inc., Class A*†	1,937	182,078
Unifi, Inc.*	876	8,462
V.F. Corp.	3,109	453,852
Warnaco Group, Inc. (The)*	1,527	89,177
Wolverine World Wide, Inc.	2,589	96,259

		4,580,900

Thrifts & Mortgage Finance—0.2%
Astoria Financial Corp.†	3,465	34,165
Bank Mutual Corp.	3,756	15,174

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
BankAtlantic Bancorp, Inc., Class A*	639	$2,620
Beneficial Mutual Bancorp, Inc.*	969	8,469
Brookline Bancorp, Inc.	3,765	35,278
Capitol Federal Financial, Inc.	4,787	56,774
CFS Bancorp, Inc.	1,873	10,526
Dime Community Bancshares, Inc.	1,638	23,931
Doral Financial Corp. (Puerto Rico)*	221	340
Federal Home Loan Mortgage Corp.*†	25,235	7,570
Federal National Mortgage Association*†	37,770	11,123
Flagstar Bancorp, Inc.*	211	194
Hudson City Bancorp, Inc.	14,470	105,776
MGIC Investment Corp.*	4,084	20,257
NASB Financial, Inc.*†	528	8,158
New York Community Bancorp, Inc.†	12,640	175,822
Northwest Bancshares, Inc.	4,608	58,522
Ocwen Financial Corp.*	3,358	52,486
People’s United Financial, Inc.	9,716	128,640
Provident Financial Services, Inc.	943	13,702
Provident New York Bancorp	3,670	31,048
Radian Group, Inc.†	3,844	16,721
Riverview Bancorp, Inc.*	2,600	5,876
TFS Financial Corp.*	3,398	32,281
Tree.com, Inc.*	314	2,386
Triad Guaranty, Inc.*†	692	52
Trustco Bank Corp.	3,435	19,614
Washington Federal, Inc.	3,379	56,835
Westfield Financial, Inc.	4,068	32,178

		966,518

Tobacco—1.6%
Alliance One International, Inc.*†	2,000	7,540
Altria Group, Inc.	70,302	2,170,223
Lorillard, Inc.	4,458	577,222
Philip Morris International, Inc.	62,767	5,561,784
Reynolds American, Inc.	15,280	633,203
Universal Corp.	1,078	50,235
Vector Group Ltd.†	2,901	51,405

		9,051,612

Trading Companies & Distributors—0.3%
Ampal-American Israel Corp., Class A*	1,391	318
Applied Industrial Technologies, Inc.	2,056	84,563
Beacon Roofing Supply, Inc.*†	2,570	66,203
Fastenal Co.†	11,276	610,032
GATX Corp.	1,766	71,170
H&E Equipment Services, Inc.*	1,600	30,272
Interline Brands, Inc.*	982	21,221
MSC Industrial Direct Co., Inc., Class A	1,782	148,405
United Rentals, Inc.*†	2,798	120,006
W.W. Grainger, Inc.	2,817	605,120
Watsco, Inc.	553	40,944
WESCO International, Inc.*	1,550	101,231
Willis Lease Finance Corp.*	1,234	16,054

		1,915,539

Water Utilities—0.1%
American States Water Co.	1,261	45,573
American Water Works Co., Inc.	2,266	77,112

Vantagepoint Broad Market Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Aqua America, Inc.†	4,329	$96,493
California Water Service Group	1,930	35,145
Connecticut Water Service, Inc.	500	14,145
SJW Corp.	1,010	24,361

		292,829

Wireless Telecommunication Services—0.3%
Crown Castle International Corp.*	13,031	695,073
Leap Wireless International, Inc.*†	3,300	28,809
MetroPCS Communications, Inc.*	7,134	64,349
NII Holdings, Inc.*†	5,995	109,768
NTELOS Holdings Corp.	1,350	27,945
SBA Communications Corp., Class A*	4,064	206,492
Shenandoah Telecommunications Co. †	1,200	13,380
Sprint Nextel Corp.*	88,755	252,952
Telephone & Data Systems, Inc.	445	10,302
United States Cellular Corp.*	680	27,832

		1,436,902

TOTAL COMMON STOCKS (Cost $357,993,212)		547,959,998

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.095%	06/21/2012	‡‡	$630,000	629,917
0.068%	05/24/2012	‡‡	100,000	99,991

TOTAL U.S. TREASURY OBLIGATIONS (Cost $729,855)				729,908

	Shares	Value
RIGHTS—0.0%
Machinery—0.0%
Gerber Scientific, Inc. CVR*†‡d	1,608	—

Oil, Gas & Consumable Fuels—0.0%
DHT Holdings, Inc., Expires 04/27/2012*‡	16	1,664

Pharmaceuticals—0.0%
Forest Laboratories, Inc.*‡d	1,998	—

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.*‡d	2,806	—

TOTAL RIGHTS (Cost $–)		1,664

WARRANTS—0.0%
Diversified Financial Services—0.0%
Pegasus Wireless Corp., Strike $1.00*‡d (Cost $–)	540	—

MONEY MARKET FUNDS—5.5%
Institutional Money Market Funds—5.5%
Dreyfus Institutional Cash Advantage Fund, 0.17%††¥	3,400,000	3,400,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%¥	11,017,705	11,017,705

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
	Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%††¥	2,796,545	$2,796,545
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.20%††¥	3,400,000	3,400,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%††¥	3,400,000	3,400,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%††¥	3,400,000	3,400,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.08%††¥	3,400,000	3,400,000

TOTAL MONEY MARKET FUNDS
(Cost $30,814,250)		30,814,250

TOTAL INVESTMENTS—103.4%
(Cost $389,537,317)		579,505,820
Other assets less liabilities—(3.4%)		(18,964,193)

NET ASSETS—100.0%		$560,541,627

Legend to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at March 31, 2012.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—98.2%
Aerospace & Defense—1.3%
AAR Corp.	6,897	$125,870
Aerovironment, Inc.*†	8,991	241,049
Alliant Techsystems, Inc.	4,487	224,888
American Science & Engineering, Inc.	1,020	68,391
Astronics Corp.*†	788	27,549
BE Aerospace, Inc.*	18,242	847,706
Ceradyne, Inc.	2,334	75,995
Cubic Corp.	1,262	59,667
Curtiss-Wright Corp.	9,576	354,408
DigitalGlobe, Inc.*	6,919	92,300
Ducommun, Inc.*	6,327	75,291
Esterline Technologies Corp.*	2,519	180,008
Exelis, Inc.	29,631	370,980
GenCorp, Inc.*†	31,676	224,900
GeoEye, Inc.*	5,933	142,807
HEICO Corp., Class A	3,870	155,381
Hexcel Corp. *	10,517	252,513
Huntington Ingalls Industries, Inc.*	5,264	211,823
Innovative Solutions & Support, Inc. *	3,094	13,645
Kratos Defense & Security Solutions, Inc.*†	2,827	15,096
Moog, Inc., Class A*	4,645	199,224
National Presto Industries, Inc.†	656	49,764
Orbital Sciences Corp.*	18,688	245,747
Spirit Aerosystems Holdings, Inc., Class A*	12,735	311,498
Taser International, Inc.*†	15,133	65,677
Teledyne Technologies, Inc.*	3,528	222,440
TransDigm Group, Inc.*	9,915	1,147,760
Triumph Group, Inc.	4,160	260,666

		6,263,043

Air Freight & Logistics—0.2%
Air T, Inc.	1,301	12,451
Air Transport Services Group, Inc.*	25,035	144,953
Atlas Air Worldwide Holdings, Inc.*	4,051	199,350
Forward Air Corp.	2,629	96,405
HUB Group, Inc., Class A*	5,189	186,960
Pacer International, Inc.*	3,711	23,453
UTi Worldwide, Inc. (Virgin Islands, British)	8,709	150,056

		813,628

Airlines—0.7%
Alaska Air Group, Inc.*	6,788	243,146
Allegiant Travel Co.*†	2,296	125,132
Delta Air Lines, Inc.*	131,685	1,304,998
JetBlue Airways Corp.*†	58,802	287,542
Pinnacle Airlines Corp.*	7,190	9,707
Republic Airways Holdings, Inc.*	27,551	136,102
SkyWest, Inc.	6,829	75,460
United Continental Holdings, Inc.*	51,017	1,096,866
US Airways Group, Inc.*†	21,375	162,236

		3,441,189

Auto Components—1.1%
American Axle & Manufacturing Holdings, Inc.*	10,679	125,051
Amerigon, Inc.*	3,475	56,225
Autoliv, Inc. (Sweden)†	12,657	848,652
Cooper Tire & Rubber Co.	5,679	86,434
Dana Holding Corp.†	32,442	502,851

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Drew Industries, Inc.*	1,570	$42,877
Exide Technologies*	11,062	34,624
Federal-Mogul Corp.*	14,982	257,840
Fuel Systems Solutions, Inc.*†	2,117	55,381
Gentex Corp.	28,535	699,107
Lear Corp.	15,084	701,255
Modine Manufacturing Co.*	5,469	48,291
Quantum Fuel Systems Technologies Worldwide, Inc.*	552	381
Shiloh Industries, Inc.	5,043	48,060
Spartan Motors, Inc.†	6,140	32,481
Standard Motor Products, Inc.	2,540	45,060
Strattec Security Corp.	502	11,747
Superior Industries International, Inc.	2,013	39,334
Tenneco, Inc.*	8,885	330,078
TRW Automotive Holdings Corp.*	16,963	787,931
Visteon Corp.*	5,463	289,539

		5,043,199

Automobiles—0.9%
General Motors Co.*†	128,700	3,301,155
Tesla Motors, Inc.*†	8,156	303,729
Thor Industries, Inc.	7,449	235,091
Winnebago Industries, Inc.*†	15,478	151,684

		3,991,659

Beverages—0.4%
Boston Beer Co., Inc. (The), Class A*†	1,904	203,328
Central European Distribution Corp. (Poland)*†	15,916	81,331
Coca-Cola Bottling Co. Consolidated†	437	27,417
Jones Soda Co.*	36,928	16,629
Monster Beverage Corp.*	26,026	1,615,954
National Beverage Corp.*	766	12,287

		1,956,946

Biotechnology—3.3%
Aastrom Biosciences, Inc.*†	9,842	19,881
Acorda Therapeutics, Inc.*	5,183	137,609
Agenus, Inc.*	1,535	10,146
Alexion Pharmaceuticals, Inc.*	28,790	2,673,439
Alkermes plc (Ireland)*	12,144	225,271
Allos Therapeutics, Inc.*	18,248	27,007
Alnylam Pharmaceuticals, Inc.*	5,353	59,258
AMAG Pharmaceuticals, Inc.*	3,480	55,436
Amylin Pharmaceuticals, Inc.*	25,467	635,656
ARCA Biopharma, Inc.*	436	397
Arena Pharmaceuticals, Inc.*†	8,294	25,463
Ariad Pharmaceuticals, Inc.*	34,626	552,285
Arqule, Inc.*	4,724	33,115
Array Biopharma, Inc.*	4,170	14,220
Astex Pharmaceuticals*†	3,719	6,917
AVEO Pharmaceuticals, Inc.*	1,209	15,004
AVI BioPharma, Inc.*†	51,906	79,935
BioCryst Pharmaceuticals, Inc.*	21,994	106,231
BioMarin Pharmaceutical, Inc.*	18,803	644,003
BioMimetic Therapeutics, Inc.*	7,095	17,525
Biosante Pharmaceuticals, Inc.*†	1,867	1,270
Cell Therapeutics, Inc.*†	103,528	134,586
Celldex Therapeutics, Inc.*	10,060	51,205
Cepheid, Inc.*	8,077	337,861
Codexis, Inc.*	559	2,040

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Cubist Pharmaceuticals, Inc.*	7,593	$328,397
Cytokinetics, Inc.*	69,212	79,594
CytRx Corp.*†	60,806	24,602
Dendreon Corp.*†	24,041	256,157
Discovery Laboratories, Inc.*	686	1,839
Dyax Corp.*	9,610	14,992
Emergent Biosolutions, Inc.*	4,839	77,424
Entremed, Inc.*	126	277
Enzon Pharmaceuticals, Inc.*†	5,036	34,446
Exact Sciences Corp.*	7,997	89,247
Exelixis, Inc.*†	35,337	183,046
Galena Biopharma, Inc.*†	6,212	13,791
Genomic Health, Inc.*†	6,866	210,168
Geron Corp.*†	36,667	61,967
GTx, Inc.*†	4,210	16,209
Halozyme Therapeutics, Inc.*	18,837	240,360
Hemispherx Biopharma, Inc.*†	54,952	21,431
Human Genome Sciences, Inc.*†	34,289	282,541
Idenix Pharmaceuticals, Inc.*†	3,110	30,447
Idera Pharmaceuticals, Inc.*	1,932	3,342
Immunogen, Inc.*†	9,339	134,388
Immunomedics, Inc.*†	9,692	35,182
Incyte Corp. Ltd.*†	29,421	567,825
InterMune, Inc.*	7,345	107,751
Isis Pharmaceuticals, Inc.*†	15,742	138,057
Keryx Biopharmaceuticals, Inc.*†	33,078	164,729
Lexicon Pharmaceuticals, Inc.*†	20,111	37,407
Ligand Pharmaceuticals, Inc., Class B*	1,582	25,233
MannKind Corp.*†	14,906	36,818
Maxygen, Inc.*†	2,991	17,168
MediciNova, Inc.*	349	1,012
Medivation, Inc.*	6,781	506,676
Metabolix, Inc.*†	3,165	8,957
Momenta Pharmaceuticals, Inc.*	5,148	78,867
Myrexis, Inc.*	58,092	176,019
Myriad Genetics, Inc.*	17,432	412,441
Nabi Biopharmaceuticals*	6,806	12,659
Neurocrine Biosciences, Inc.*†	8,240	65,673
Novavax, Inc.*†	21,148	26,647
NPS Pharmaceuticals, Inc.*	9,432	64,515
Onyx Pharmaceuticals, Inc.*	13,102	493,683
Osiris Therapeutics, Inc.*†	2,984	15,278
PDL BioPharma, Inc.†	38,667	245,536
Peregrine Pharmaceuticals, Inc.*†	14,427	7,792
Progenics Pharmaceuticals, Inc.*†	2,623	25,968
Regeneron Pharmaceuticals, Inc.*	11,886	1,386,145
Repligen Corp.*	3,422	20,190
Rigel Pharmaceuticals, Inc.*	12,762	102,734
Sangamo Biosciences, Inc.*†	10,702	52,440
Savient Pharmaceuticals, Inc.*†	32,380	70,588
Sciclone Pharmaceuticals, Inc.*†	4,800	30,288
Seattle Genetics, Inc.*†	20,977	427,511
SIGA Technologies, Inc.*†	4,650	15,624
Spectrum Pharmaceuticals, Inc.*†	2,732	34,505
StemCells, Inc.*†	12,574	13,957
Synageva BioPharma Corp.*	802	28,768
Telik, Inc.*	6,069	850
Theravance, Inc.*†	5,928	115,596
United Therapeutics Corp.*	10,148	478,275
Vanda Pharmaceuticals, Inc.*	4,137	19,816
Vertex Pharmaceuticals, Inc.*	32,222	1,321,424

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
XOMA Corp. *†	803	$2,224

		15,363,253

Building Products—0.7%
A.O. Smith Corp.	7,252	325,977
American Woodmark Corp.	800	14,400
Apogee Enterprises, Inc.	5,631	72,921
Armstrong World Industries, Inc.	5,873	286,426
Fortune Brands Home & Security, Inc.*	26,296	580,353
Gibraltar Industries, Inc.*	1,868	28,300
Griffon Corp.	6,441	68,919
Insteel Industries, Inc.	2,829	34,372
Lennox International, Inc.	9,822	395,827
NCI Building Systems, Inc.*	8,291	95,429
Owens Corning, Inc.*	13,707	493,863
Quanex Building Products Corp.	8,639	152,306
Simpson Manufacturing Co., Inc.	8,898	286,960
Trex Co., Inc.*†	2,108	67,625
U.S. Home Systems, Inc.	1,624	15,136
Universal Forest Products, Inc.†	1,649	56,858
USG Corp.*†	8,613	148,144

		3,123,816

Capital Markets—1.9%
Affiliated Managers Group, Inc.*	8,257	923,215
American Capital Ltd.*	68,077	590,228
Apollo Investment Corp.	43,701	313,336
Arlington Asset Investment Corp., Class A	3,155	70,041
Artio Global Investors, Inc.†	13,209	63,007
BGC Partners, Inc., Class A	13,921	102,876
Calamos Asset Management, Inc., Class A	1,520	19,927
CIFC Corp.*	522	3,236
Cowen Group, Inc., Class A*	21,336	57,821
Diamond Hill Investment Group, Inc.	649	47,799
Eaton Vance Corp.	18,870	539,305
Edelman Financial Group, Inc.	2,882	19,050
Evercore Partners, Inc., Class A	6,219	180,786
GAMCO Investors, Inc., Class A	639	31,701
GFI Group, Inc.	33,019	124,151
Greenhill & Co., Inc.†	5,368	234,259
ICG Group, Inc.*	7,645	68,423
Institutional Financial Markets, Inc.	4,976	6,668
INTL FCStone, Inc.*	1,308	27,599
Investment Technology Group, Inc.*	18,646	223,006
Janus Capital Group, Inc.	25,815	230,012
Jefferies Group, Inc.†	29,047	547,245
KBW, Inc.†	12,959	239,741
Knight Capital Group, Inc., Class A*	25,616	329,678
Medallion Financial Corp.	2,518	28,101
Penson Worldwide, Inc.*†	21,060	14,321
Piper Jaffray Cos.*	2,312	61,545
Raymond James Financial, Inc.	18,586	678,947
Safeguard Scientifics, Inc.*	3,658	62,918
SEI Investments Co.	31,842	658,811
Stifel Financial Corp. *	13,762	520,754
SWS Group, Inc.	14,960	85,571
TD Ameritrade Holding Corp.	50,281	992,547
U.S. Global Investors, Inc., Class A	6,927	50,221
Virtus Investment Partners, Inc.*	1,094	93,843

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Waddell & Reed Financial, Inc., Class A	12,604	$408,496
Walter Investment Management Corp.	5,513	124,318
Westwood Holdings Group, Inc.	1,427	55,268

		8,828,771

Chemicals—2.7%
A. Schulman, Inc.	5,791	156,473
Albemarle Corp.	14,830	947,934
Ashland, Inc.	9,037	551,799
Balchem Corp.	4,960	150,040
Cabot Corp.	12,668	540,670
Calgon Carbon Corp.*†	19,947	311,373
Celanese Corp., Class A	18,927	874,049
Chemtura Corp.*	15,439	262,154
Cytec Industries, Inc.	5,746	349,299
Ferro Corp.*	20,271	120,410
Flotek Industries, Inc.*	11,454	137,677
Georgia Gulf Corp.*	3,528	123,057
H.B. Fuller Co.	12,649	415,267
Huntsman Corp.	27,831	389,912
Intrepid Potash, Inc.*	4,761	115,835
Koppers Holdings, Inc.	3,348	129,099
Kronos Worldwide, Inc.†	3,735	93,151
Landec Corp.*†	8,822	57,608
LSB Industries, Inc.*	5,477	213,165
Material Sciences Corp.*	2,565	21,161
Minerals Technologies, Inc.	1,872	122,447
NewMarket Corp.	1,651	309,397
Olin Corp.	8,990	195,532
OM Group, Inc.*	7,720	212,377
Omnova Solutions, Inc.*	3,769	25,441
Penford Corp.*	2,075	14,027
PolyOne Corp.	16,034	230,890
Quaker Chemical Corp.	1,303	51,403
Rockwood Holdings, Inc.*	11,141	581,003
RPM International, Inc.	25,982	680,469
Scotts Miracle-Gro Co. (The), Class A	8,157	441,783
Sensient Technologies Corp.	12,353	469,414
Solutia, Inc.	17,719	495,069
Spartech Corp.*	2,131	10,399
Stepan Co.	1,197	105,097
Tredegar Corp.	2,467	48,328
Valhi, Inc.	3,920	207,956
Valspar Corp.	19,576	945,325
W.R. Grace & Co.*	13,453	777,583
Westlake Chemical Corp.	4,325	280,217
Zep, Inc.	2,287	32,933
Zoltek Cos., Inc.*	17,218	194,908

		12,392,131

Commercial Banks—4.3%
1st Source Corp.	850	20,799
Ameris Bancorp*	3,095	40,668
Arrow Financial Corp.†	2,391	58,340
Associated Banc-Corp	39,187	547,051
BancFirst Corp.	1,092	47,568
Bancorp, Inc. (The)/Delaware*	4,479	44,969
BancorpSouth, Inc.	19,643	264,591
BancTrust Financial Group, Inc.*	4,800	6,912
Bank of Hawaii Corp.	10,121	489,350
Bank of the Ozarks, Inc.†	10,632	332,356

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Banner Corp.	383	$8,437
BBCN Bancorp, Inc./California*	31,191	347,156
BOK Financial Corp.	2,311	130,063
Boston Private Financial Holdings, Inc.	12,410	122,983
Bryn Mawr Bank Corp.	4,411	98,983
Camden National Corp.†	1,411	49,597
Capital Bank Corp.*†	1,781	3,989
Capital City Bank Group, Inc.†	1,576	11,741
CapitalSource, Inc.	48,390	319,374
Cardinal Financial Corp.	5,028	56,816
Cascade Bancorp*†	479	2,721
Cathay General Bancorp	18,966	335,698
Catskill Litigation Trust*‡d	583	—
Central Pacific Financial Corp.*	336	4,351
Chemical Financial Corp.	2,317	54,310
CIT Group, Inc.*	25,998	1,072,158
Citizens Republic Bancorp, Inc.*	16,394	255,910
City Holding Co.†	1,962	68,121
City National Corp./California	6,918	362,987
CoBiz Financial, Inc.	3,329	23,536
Columbia Banking System, Inc.	9,767	222,492
Commerce Bancshares, Inc./Missouri	12,773	517,562
Community Bank System, Inc.	8,019	230,787
Community Trust Bancorp, Inc.	1,658	53,172
Cullen/Frost Bankers, Inc.	12,491	726,851
CVB Financial Corp.	17,733	208,185
East West Bancorp, Inc.	31,285	722,371
Eastern Virginia Bankshares, Inc.*	701	2,576
Fidelity Southern Corp.	6,975	47,011
Financial Institutions, Inc.	2,448	39,584
First BanCorp. (Puerto Rico)*	1,114	4,902
First Bancorp/North Carolina	2,459	26,877
First Busey Corp.	2,491	12,306
First Citizens BancShares, Inc./North Carolina, Class A	634	115,825
First Commonwealth Financial Corp.	30,605	187,303
First Financial Bancorp	6,617	114,474
First Financial Bankshares, Inc.†	2,590	91,194
First Merchants Corp.	2,436	30,060
First Midwest Bancorp, Inc./Illinois	9,549	114,397
First Niagara Financial Group, Inc.	76,028	748,116
First of Long Island Corp. (The)	1,432	37,948
FirstMerit Corp.	18,310	308,707
FNB Corp./Pennsylvania†	28,242	341,163
Fulton Financial Corp.	38,381	403,001
Glacier Bancorp, Inc.†	21,753	324,990
Great Southern Bancorp, Inc.	1,809	43,416
Green Bankshares, Inc.*	2,129	3,598
Guaranty Bancorp*	20,379	40,554
Hancock Holding Co.	13,641	484,392
Hanmi Financial Corp.*	8,190	82,883
Heritage Commerce Corp.*	5,846	37,590
Heritage Financial Corp./Washington	972	13,219
IBERIABANK Corp.	6,270	335,257
Independent Bank Corp./Massachusetts†	3,125	89,781
Independent Bank Corp./Michigan*†	389	856
International Bancshares Corp.	6,833	144,518
Investors Bancorp, Inc.*	16,332	245,307

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Lakeland Financial Corp.	4,180	$108,805
Macatawa Bank Corp.*	1,599	5,549
MainSource Financial Group, Inc.	3,185	38,379
MB Financial, Inc.	3,847	80,749
Merchants Bancshares, Inc.	1,298	36,578
MidSouth Bancorp, Inc.	3,651	49,654
MidWestOne Financial Group, Inc.	4,566	88,398
National Penn Bancshares, Inc.	8,522	75,420
NBT Bancorp, Inc.	4,152	91,676
Old National Bancorp/Indiana	30,830	405,106
Old Second Bancorp, Inc.*	1,975	3,594
Oriental Financial Group, Inc. (Puerto Rico)	19,202	232,344
Pacific Capital Bancorp NA*	906	41,323
Pacific Premier Bancorp, Inc.*	977	7,816
PacWest Bancorp	2,392	58,126
Park National Corp.†	1,146	79,269
Peapack Gladstone Financial Corp.	1,086	14,683
Peoples Bancorp, Inc./Ohio†	1,235	21,662
Peoples Financial Corp./Mississippi	3,749	36,703
Pinnacle Financial Partners, Inc.*	2,764	50,719
Popular, Inc. (Puerto Rico)*	174,906	358,557
Preferred Bank/Los Angeles CA*	894	10,531
PrivateBancorp, Inc.	12,737	193,220
Prosperity Bancshares, Inc.†	9,550	437,390
Renasant Corp.†	2,924	47,603
Republic Bancorp, Inc./Kentucky, Class A†	2,055	49,156
Royal Bancshares of Pennsylvania, Inc., Class A*	11,522	18,320
S&T Bancorp, Inc.	2,764	59,951
Sandy Spring Bancorp, Inc.	2,239	40,683
Seacoast Banking Corp. of Florida*	2,998	5,276
Shore Bancshares, Inc.	5,419	38,421
Sierra Bancorp	5,758	56,601
Signature Bank/New York*	5,410	341,046
Simmons First National Corp., Class A	2,377	61,398
Southwest Bancorp, Inc./Oklahoma*	2,739	25,254
Sterling Bancorp/New York†	3,135	30,065
Sterling Financial Corp./Washington*	59	1,232
Suffolk Bancorp*	1,614	20,966
Susquehanna Bancshares, Inc.	19,058	188,293
SVB Financial Group*	6,536	420,526
SY Bancorp, Inc.	2,543	58,998
Synovus Financial Corp.†	85,830	175,951
TCF Financial Corp.	16,152	192,047
Texas Capital Bancshares, Inc.*	6,292	217,829
Tompkins Financial Corp.†	1,087	43,545
TowneBank/Virginia†	2,280	30,757
Trustmark Corp.	7,243	180,930
UMB Financial Corp.	5,083	227,388
Umpqua Holdings Corp.	15,160	205,570
Union First Market Bankshares Corp.	2,131	29,834
United Bankshares, Inc.†	5,447	157,200
United Community Banks, Inc./Georgia*†	5,391	52,562
Valley National Bancorp†	45,000	582,750
Virginia Commerce Bancorp, Inc.*	10,179	89,372
Washington Trust Bancorp, Inc.	2,413	58,250
Webster Financial Corp.	19,943	452,108
WesBanco, Inc.	2,340	47,128

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
West Coast Bancorp/Oregon*	1,663	$31,464
Westamerica Bancorporation	5,748	275,904
Western Alliance Bancorp*	35,451	300,270
Wilshire Bancorp, Inc.*	17,149	82,830
Wintrust Financial Corp.†	5,057	180,990

		19,939,479

Commercial Services & Supplies—1.4%
ABM Industries, Inc.	9,730	236,439
ACCO Brands Corp.*	10,589	131,409
American Reprographics Co.*	15,235	82,117
Asset Acceptance Capital Corp.*	3,797	17,998
Asta Funding, Inc.	1,791	14,632
Brink’s Co. (The)	6,600	157,542
Casella Waste Systems, Inc., Class A*	5,820	36,259
Cenveo, Inc.*	10,269	34,709
Clean Harbors, Inc.*	5,992	403,441
Consolidated Graphics, Inc.*	699	31,630
Copart, Inc.*	19,876	518,167
Corrections Corp. of America*	24,625	672,509
Courier Corp.	1,904	22,086
Covanta Holding Corp.	32,749	531,516
Deluxe Corp.†	6,902	161,645
EnergySolutions, Inc.*	17,158	84,074
Ennis, Inc.	2,217	35,073
G&K Services, Inc., Class A	1,576	53,899
Geo Group, Inc. (The)*	18,885	359,004
Healthcare Services Group, Inc.	6,684	142,169
Herman Miller, Inc.	5,018	115,213
HNI Corp.	4,666	129,482
Interface, Inc., Class A	5,624	78,455
Intersections, Inc.	1,900	24,282
Kimball International, Inc., Class B†	4,445	30,715
Knoll, Inc.	4,910	81,702
McGrath Rentcorp	2,460	78,991
Metalico, Inc.*	1,513	6,461
Mine Safety Appliances Co.	2,725	111,943
Mobile Mini, Inc.*	3,320	70,118
Multi-Color Corp.	1,912	43,039
NL Industries, Inc.	412	6,139
Perma-Fix Environmental Services, Inc.*	25,765	40,966
Portfolio Recovery Associates, Inc.*	1,413	101,340
Rollins, Inc.†	17,041	362,632
Standard Register Co. (The)†	1,650	2,063
Steelcase, Inc., Class A	19,006	182,458
Sykes Enterprises, Inc.*	3,519	55,600
Team, Inc.*	1,659	51,346
Tetra Tech, Inc.*	6,841	180,329
TRC Cos., Inc.*	11,036	67,430
Unifirst Corp.	605	37,238
United Stationers, Inc.	4,110	127,533
US Ecology, Inc.	11,022	239,618
Viad Corp.	1,978	38,433
Virco Mfg. Corp.	1,859	3,811
Waste Connections, Inc.	22,840	742,985

		6,736,640

Communications Equipment—1.4%
Acme Packet, Inc.*	10,066	277,016
ADTRAN, Inc.	12,844	400,604
Alliance Fiber Optic Products, Inc.*	963	9,235
Anaren, Inc.*	2,003	36,755

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Arris Group, Inc.*	25,408	$287,110
Aruba Networks, Inc.*	21,257	473,606
Aviat Networks, Inc.*	4,485	12,648
Black Box Corp.	1,414	36,071
Blonder Tongue Laboratories, Inc.*	2,285	2,788
Brocade Communications Systems, Inc.*	59,993	344,960
CalAmp Corp.*	7,372	35,754
Ciena Corp.*†	20,644	334,226
Comtech Telecommunications Corp.	4,419	143,971
Digi International, Inc.*†	2,517	27,662
Ditech Networks, Inc.*	3,980	3,900
EchoStar Corp., Class A*	8,362	235,307
Emcore Corp.*†	1,545	7,370
Emulex Corp.*	15,840	164,419
Extreme Networks, Inc.*†	9,940	38,070
Finisar Corp.*	16,126	324,939
Globecomm Systems, Inc.*	5,067	73,370
Harmonic, Inc.*	19,391	106,069
Infinera Corp.*	10,202	82,840
InterDigital, Inc.†	7,655	266,853
Ixia*	5,492	68,595
KVH Industries, Inc.*	3,755	39,428
Loral Space & Communications, Inc.*	1,513	120,435
NETGEAR, Inc.*	3,773	144,129
Network Engines, Inc.*	1,330	1,902
Network Equipment Technologies, Inc.*	20,690	22,138
Numerex Corp., Class A*†	1,800	17,604
Oclaro, Inc.*†	9,084	35,791
Oplink Communications, Inc.*	1,808	30,917
Optical Cable Corp.	241	846
Parkervision, Inc.*†	2,943	3,149
Performance Technologies, Inc.*	794	2,049
Plantronics, Inc.	9,656	388,751
Polycom, Inc.*	30,575	583,065
Powerwave Technologies, Inc.*†	6,812	13,965
Riverbed Technology, Inc.*	23,885	670,691
Sonus Networks, Inc.*	107,679	312,269
Sycamore Networks, Inc.*	1,477	26,202
Symmetricom, Inc.*	6,110	35,255
Tellabs, Inc.	59,542	241,145
UTStarcom Holdings Corp. (China)*	76,536	110,977
Viasat, Inc.*	2,822	136,049
Westell Technologies, Inc., Class A*	3,671	8,553
Zoom Technologies, Inc. (Switzerland)*†	542	612

		6,740,060

Computers & Peripherals—0.6%
3D Systems Corp.*†	5,464	128,623
Avid Technology, Inc.*	2,658	29,238
Concurrent Computer Corp.*	759	2,770
Cray, Inc.*	4,598	33,657
Dataram Corp.*	1,175	917
Diebold, Inc.	14,906	574,179
Dot Hill Systems Corp.*	3,866	5,838
Electronics for Imaging, Inc.*	3,912	65,017
Hutchinson Technology, Inc.*	2,054	4,519
iGO, Inc.*†	2,804	2,383
Imation Corp.*	18,494	114,478
Immersion Corp.*	5,977	32,634
Intermec, Inc.*	11,337	87,635

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Intevac, Inc.*†	3,891	$33,074
NCR Corp.*	20,810	451,785
Novatel Wireless, Inc.*	10,536	35,296
Overland Storage, Inc.*	9,851	21,771
Presstek, Inc.*	6,107	3,557
QLogic Corp.*	26,656	473,411
Quantum Corp.*	58,778	153,998
Rimage Corp.	924	9,249
Silicon Graphics International Corp.*†	9,365	90,653
STEC, Inc.*†	14,855	140,231
Stratasys, Inc.*†	1,962	71,652
Synaptics, Inc.*	5,067	184,996
TransAct Technologies, Inc.*	889	6,979

		2,758,540

Construction & Engineering—0.8%
AECOM Technology Corp.*	23,093	516,590
Aegion Corp.*	2,980	53,133
Comfort Systems USA, Inc.†	3,803	41,491
Dycom Industries, Inc.*	13,213	308,656
EMCOR Group, Inc.	10,329	286,320
Furmanite Corp.*†	4,100	26,322
Granite Construction, Inc.	5,631	161,835
KBR, Inc.	23,912	850,072
Layne Christensen Co.*	1,813	40,339
MasTec, Inc.*	11,328	204,924
Northwest Pipe Co.*	1,025	21,771
Orion Marine Group, Inc.*	17,265	124,826
Pike Electric Corp.*	1,369	11,267
Shaw Group, Inc. (The)*	12,959	410,930
Sterling Construction Co., Inc.*	1,751	17,072
Tutor Perini Corp.*	5,845	91,065
URS Corp.	9,779	415,803

		3,582,416

Construction Materials—0.2%
Eagle Materials, Inc.	6,632	230,462
Headwaters, Inc.*	14,630	61,153
Martin Marietta Materials, Inc.	3,598	308,097
Texas Industries, Inc.†	3,011	105,415

		705,127

Consumer Finance—0.3%
Advance America Cash Advance Centers, Inc.	23,432	245,801
Cash America International, Inc.	7,304	350,081
CompuCredit Holdings Corp.*	1,291	7,488
DFC Global Corp.*	10,439	196,984
Ezcorp, Inc., Class A*	7,391	239,875
First Cash Financial Services, Inc.*	7,544	323,562
First Marblehead Corp. (The)*	4,118	5,024
Nelnet, Inc., Class A	4,517	117,035
World Acceptance Corp.*	1,219	74,664

		1,560,514

Containers & Packaging—0.9%
AEP Industries, Inc.*	1,109	38,604
AptarGroup, Inc.	7,660	419,538
Crown Holdings, Inc.*	30,834	1,135,616
Graphic Packaging Holding Co.*	52,944	292,251
Greif, Inc., Class A	4,197	234,696
Myers Industries, Inc.	4,506	66,464
Packaging Corp. of America	18,729	554,191
Rock-Tenn Co., Class A	9,473	639,996
Silgan Holdings, Inc.	9,969	440,630

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Sonoco Products Co.	13,840	$459,488

		4,281,474

Distributors—0.2%
LKQ Corp.*	23,625	736,391
Pool Corp.	4,626	173,105
VOXX International Corp.*	2,945	39,934

		949,430

Diversified Consumer Services—0.8%
American Public Education, Inc.*†	2,444	92,872
Ascent Capital Group, Inc., Class A*	2,424	114,631
Capella Education Co.*	3,229	116,083
Career Education Corp.*	11,632	93,754
Coinstar, Inc.*†	3,501	222,489
Corinthian Colleges, Inc.*†	17,447	72,231
Education Management Corp.*†	12,017	164,513
Grand Canyon Education, Inc.*	8,434	149,788
Hillenbrand, Inc.	11,418	262,043
ITT Educational Services, Inc.*†	4,939	326,665
K12, Inc.*†	8,049	190,198
Learning Tree International, Inc.*	4,044	24,183
Matthews International Corp., Class A	4,455	140,956
Regis Corp.†	10,858	200,113
School Specialty, Inc.*	1,184	4,191
Service Corp. International	41,199	463,901
Sotheby’s	8,625	339,307
Steiner Leisure Ltd. (Bahamas)*	1,645	80,325
Stewart Enterprises, Inc., Class A†	11,267	68,391
Strayer Education, Inc.†	944	89,000
Universal Technical Institute, Inc.†	4,524	59,672
Weight Watchers International, Inc.†	6,876	530,758

		3,806,064

Diversified Financial Services—0.3%
Interactive Brokers Group, Inc., Class A	11,762	199,954
MarketAxess Holdings, Inc.	8,655	322,745
MSCI, Inc., Class A*	22,345	822,519
PHH Corp.*†	11,809	182,685
PICO Holdings, Inc.*	1,955	45,845
Resource America, Inc., Class A	1,547	9,762

		1,583,510

Diversified Telecommunication Services—0.6%
8x8, Inc.*†	33,730	141,666
AboveNet, Inc.*	2,364	195,739
Alaska Communications Systems Group, Inc.†	8,744	26,932
Atlantic Tele-Network, Inc.	1,034	37,596
Cbeyond, Inc.*	5,638	45,104
Cincinnati Bell, Inc.*	76,144	306,099
Cogent Communications Group, Inc.*	5,786	110,397
Consolidated Communications
Holdings, Inc.	13,175	258,625
General Communication, Inc., Class A*	3,847	33,546
HickoryTech Corp.	2,286	23,637
IDT Corp., Class B	2,274	21,239
Integrated Telecom Express, Inc.*‡d	1,103	—
Level 3 Communications, Inc.*	28,997	746,093
Lumos Networks Corp.	1,551	16,689
Neutral Tandem, Inc.*	13,265	161,700

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
ORBCOMM, Inc.*	3,512	$13,521
Premiere Global Services, Inc.*	5,642	51,004
SureWest Communications	6,213	140,103
tw telecom inc.*	22,613	501,104

		2,830,794

Electric Utilities—1.2%
Allete, Inc.	4,831	200,438
Central Vermont Public Service Corp.	6,116	215,283
Cleco Corp.	8,902	352,964
El Paso Electric Co.	7,953	258,393
Empire District Electric Co. (The)	15,918	323,931
Great Plains Energy, Inc.	17,908	362,995
Hawaiian Electric Industries, Inc.	25,440	644,904
IDACORP, Inc.	8,127	334,182
ITC Holdings Corp.	6,971	536,349
MGE Energy, Inc.†	4,750	210,853
NV Energy, Inc.	33,967	547,548
Otter Tail Corp.	2,897	62,865
PNM Resources, Inc.	13,928	254,882
Portland General Electric Co.	13,022	325,290
UIL Holdings Corp.	8,005	278,254
Unisource Energy Corp.	9,319	340,796
Unitil Corp.	1,689	45,316
Westar Energy, Inc.	18,809	525,335

		5,820,578

Electrical Equipment—1.3%
A123 Systems, Inc.*†	39,421	44,152
Active Power, Inc.*†	28,492	22,227
Acuity Brands, Inc.	3,756	235,989
American Superconductor Corp.*†	6,746	27,794
AMETEK, Inc.	29,277	1,420,227
AZZ, Inc.	1,134	58,560
Babcock & Wilcox Co. (The)*	19,772	509,129
Belden, Inc.	8,915	337,968
Brady Corp., Class A	7,763	251,133
Capstone Turbine Corp.*†	79,299	80,885
Encore Wire Corp.	1,693	50,333
EnerSys*	11,416	395,564
Franklin Electric Co., Inc.	3,929	192,796
FuelCell Energy, Inc.*†	9,197	14,439
General Cable Corp.*	7,507	218,304
GrafTech International Ltd.*	22,518	268,865
Hubbell, Inc., Class B	6,770	531,987
II-VI, Inc.*	3,964	93,749
LSI Industries, Inc.	3,003	22,012
Magnetek, Inc.*	458	8,812
Orbit International Corp.*	2,812	12,373
Plug Power, Inc.*†	893	1,170
Polypore International, Inc.*†	4,709	165,568
Powell Industries, Inc.*	1,046	35,825
PowerSecure International, Inc.*	2,650	16,059
Regal-Beloit Corp.	5,997	393,103
Thomas & Betts Corp.*	11,253	809,203
Ultralife Corp. *	3,672	19,021
Universal Security Instruments, Inc.*	266	1,436
Valence Technology, Inc.*†	4,773	3,858
Vicor Corp.	3,481	27,848

		6,270,389

Electronic Equipment, Instruments & Components—2.1%
Agilysys, Inc.*	2,266	20,371
Anixter International, Inc.*	5,818	421,980

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Arrow Electronics, Inc.*	15,485	$649,905
Avnet, Inc.*	23,170	843,156
AVX Corp.	13,236	175,509
Badger Meter, Inc.†	4,287	145,715
Benchmark Electronics, Inc.*	14,600	240,754
Brightpoint, Inc.*	13,208	106,324
Checkpoint Systems, Inc.*	3,624	40,879
Cognex Corp.	3,335	141,271
Coherent, Inc.*	3,191	186,131
CTS Corp.	4,578	48,161
Daktronics, Inc.	3,564	31,684
Dolby Laboratories, Inc., Class A*	6,100	232,166
DTS, Inc.*	1,605	48,503
Echelon Corp.*†	3,748	16,604
Electro Rent Corp.	2,563	47,185
Electro Scientific Industries, Inc.	3,685	55,312
FARO Technologies, Inc.*	1,212	70,696
FEI Co.*	7,016	344,556
Frequency Electronics, Inc.*	822	6,798
ID Systems, Inc.*	2,437	14,573
Identive Group, Inc.*	1,494	3,122
Ingram Micro, Inc., Class A*	29,411	545,868
Insight Enterprises, Inc.*	2,944	64,562
IPG Photonics Corp.*	6,852	356,647
Iteris, Inc.*	4,264	6,353
Itron, Inc.*	9,037	410,370
LeCroy Corp.*	3,916	40,687
Lightpath Technologies, Inc., Class A*†	17,646	24,704
Littelfuse, Inc.†	2,845	178,381
LoJack Corp.*	1,880	7,464
LRAD Corp.*	3,686	5,676
Maxwell Technologies, Inc.*†	3,381	61,974
Measurement Specialties, Inc.*	3,063	103,223
Mercury Computer Systems, Inc.*	2,443	32,370
Mesa Laboratories, Inc.	1,200	59,184
Methode Electronics, Inc.†	16,111	149,510
Microvision, Inc.*†	14,308	39,061
MTS Systems Corp.	1,818	96,518
National Instruments Corp.	17,107	487,892
Newport Corp.*	3,015	53,426
OSI Systems, Inc.*	2,179	133,573
Park Electrochemical Corp.	1,950	58,948
PC Connection, Inc.	2,755	22,646
Planar Systems, Inc.*	8,504	20,069
Plexus Corp.*	4,416	154,516
Power-One, Inc.*	40,825	185,754
Pulse Electronics Corp.	7,988	20,050
Radisys Corp.*	2,757	20,402
Research Frontiers, Inc.*	2,932	10,379
Rofin-Sinar Technologies, Inc.*	3,102	81,800
Rogers Corp.*	1,417	54,909
Sanmina-SCI Corp.*	9,115	104,367
ScanSource, Inc.*	1,798	67,101
Sigmatron International, Inc.*	283	1,177
SYNNEX Corp.*†	5,088	194,056
Tech Data Corp.*	9,451	512,811
Trimble Navigation Ltd.*	17,626	959,207
TTM Technologies, Inc.*	9,216	105,892
Universal Display Corp.*†	3,507	128,111
Vishay Intertechnology, Inc.*	19,798	240,744
Vishay Precision Group, Inc.*	7,543	111,863
Wayside Technology Group, Inc.	1,787	25,393

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
X-Rite, Inc.*	2,441	$11,082
Zygo Corp.*	2,489	48,710

		9,888,785

Energy Equipment & Services—1.9%
Atwood Oceanics, Inc.*	7,768	348,706
Basic Energy Services, Inc.*	5,491	95,269
Bolt Technology Corp.	3,477	53,893
Bristow Group, Inc.	6,125	292,346
Cal Dive International, Inc.*	45,231	149,262
CARBO Ceramics, Inc.†	2,127	224,292
Dawson Geophysical Co.*	930	31,946
Dresser-Rand Group, Inc.*	13,863	643,105
Dril-Quip, Inc.*	3,953	257,024
Exterran Holdings, Inc.*	10,606	139,893
Gulfmark Offshore, Inc., Class A*	3,758	172,718
Heckmann Corp.*†	9,838	42,402
Helix Energy Solutions Group, Inc.*	10,795	192,151
Hercules Offshore, Inc.*	42,310	200,126
Hornbeck Offshore Services, Inc.*†	4,277	179,762
ION Geophysical Corp.*	22,870	147,512
Key Energy Services, Inc.*	31,716	490,012
Lufkin Industries, Inc.	5,305	427,848
Matrix Service Co.*	2,410	33,764
McDermott International, Inc.*	32,280	413,507
Mitcham Industries, Inc.*	3,707	83,259
Natural Gas Services Group, Inc.*†	2,837	37,448
Newpark Resources, Inc.*	17,228	141,097
Oceaneering International, Inc.	13,067	704,181
Oil States International, Inc.*	5,941	463,754
OYO Geospace Corp.*	550	57,932
Parker Drilling Co.*	15,606	93,168
Patterson-UTI Energy, Inc.	34,323	593,445
PHI, Inc.*	1,283	29,701
Pioneer Drilling Co.*	16,802	147,858
RPC, Inc.†	25,188	267,245
SEACOR Holdings, Inc.*	2,817	269,812
Superior Energy Services, Inc.*	25,901	682,750
Tetra Technologies, Inc.*	8,961	84,413
Tidewater, Inc.	6,023	325,362
Unit Corp.*	6,849	292,863
Vantage Drilling Co.*	35,506	56,810

		8,866,636

Food & Staples Retailing—0.4%
Andersons, Inc. (The)	1,795	87,399
Arden Group, Inc., Class A	391	35,538
Casey’s General Stores, Inc.	7,327	406,355
Nash Finch Co.	1,190	33,820
Pantry, Inc. (The)*	2,139	27,828
Pricesmart, Inc.†	531	38,662
Rite Aid Corp.*	203,564	354,201
Ruddick Corp.†	7,740	310,374
Spartan Stores, Inc.	3,490	63,239
United Natural Foods, Inc.*	4,444	207,357
Village Super Market, Inc., Class A	2,777	87,726
Weis Markets, Inc.	1,103	48,091

		1,700,590

Food Products—1.7%
B&G Foods, Inc.	15,178	341,657
Bridgford Foods Corp.*†	1,169	10,205
Bunge Ltd.	24,175	1,654,537
Calavo Growers, Inc.†	2,244	60,094
Cal-Maine Foods, Inc.	6,514	249,226

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Chiquita Brands International, Inc.*	9,802	$86,160
Corn Products International, Inc.	10,987	633,401
Darling International, Inc.*	17,587	306,366
Diamond Foods, Inc.†	4,466	101,914
Dole Food Co., Inc.*†	12,165	121,407
Farmer Bros. Co.*†	930	10,128
Flowers Foods, Inc.	28,075	571,888
Fresh Del Monte Produce, Inc.	9,319	212,846
Green Mountain Coffee Roasters, Inc.*†	17,672	827,756
Griffin Land & Nurseries, Inc.†	2,039	53,850
Hain Celestial Group, Inc. (The)*	9,137	400,292
Inventure Foods, Inc.*	9,182	45,543
J&J Snack Foods Corp.	1,866	97,890
John B. Sanfilippo & Son, Inc.*	1,899	23,680
Lancaster Colony Corp.	2,437	161,963
Omega Protein Corp.*	1,515	11,529
Post Holdings, Inc.*	5,073	167,054
Ralcorp Holdings, Inc.*	7,214	534,485
Sanderson Farms, Inc.†	1,537	81,507
Smart Balance, Inc.*	15,817	104,550
Smithfield Foods, Inc.*	18,538	408,392
Snyders-Lance, Inc.	3,688	95,335
Tootsie Roll Industries, Inc.†	3,256	74,591
TreeHouse Foods, Inc.*	8,182	486,829

		7,935,075

Gas Utilities—0.9%
Atmos Energy Corp.	14,680	461,833
Chesapeake Utilities Corp.†	2,965	121,921
Delta Natural Gas Co., Inc.	3,757	142,766
Laclede Group, Inc. (The)	1,902	74,216
National Fuel Gas Co.	12,519	602,414
New Jersey Resources Corp.	5,892	262,606
Northwest Natural Gas Co.†	3,667	166,482
Piedmont Natural Gas Co., Inc.	15,429	479,379
Questar Corp.	29,569	569,499
South Jersey Industries, Inc.	3,110	155,624
Southwest Gas Corp.	7,750	331,235
UGI Corp.	16,949	461,860
WGL Holdings, Inc.	6,648	270,574

		4,100,409

Health Care Equipment & Supplies—2.2%
Abaxis, Inc.*	1,864	54,298
ABIOMED, Inc.*	3,940	87,429
Accuray, Inc.*	3,768	26,602
Alere, Inc.*†	9,884	257,083
Align Technology, Inc.*	7,897	217,562
Analogic Corp.	1,287	86,924
AngioDynamics, Inc.*	14,132	173,117
Atrion Corp.†	308	64,745
Biolase Technology, Inc.*†	21,969	59,537
Cantel Medical Corp.	6,766	169,759
Cerus Corp.*	16,123	64,814
Conceptus, Inc.*	2,419	34,785
CONMED Corp.	9,592	286,513
Cooper Cos., Inc. (The)	6,675	545,414
CryoLife, Inc.*	4,037	21,275
Cutera, Inc.*	3,098	26,488
Cyberonics, Inc.*	2,993	114,123
Cynosure, Inc., Class A*	772	13,788
DexCom, Inc.*	11,213	116,952
Endologix, Inc.*	14,422	211,282

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Gen-Probe, Inc.*	7,280	$483,465
Greatbatch, Inc.*	2,283	55,979
Haemonetics Corp.*	3,839	267,501
Hill-Rom Holdings, Inc.	9,662	322,807
Hologic, Inc.*	49,885	1,075,022
ICU Medical, Inc.*	1,366	67,153
IDEXX Laboratories, Inc.*†	4,638	405,593
Insulet Corp.*	2,068	39,581
Integra LifeSciences Holdings Corp.*	2,236	77,567
Invacare Corp.	4,378	72,543
IRIS International, Inc.*	2,570	34,721
Kensey Nash Corp.	1,683	49,245
MAKO Surgical Corp.*†	679	28,620
Masimo Corp.*	5,620	131,396
Medical Action Industries, Inc.*	7,146	40,875
Meridian Bioscience, Inc.†	4,370	84,691
Merit Medical Systems, Inc.*	3,136	38,949
Natus Medical, Inc.*	15,518	185,130
Neogen Corp.*	2,463	96,229
NuVasive, Inc.*	6,151	103,583
NxStage Medical, Inc.*	12,475	240,393
OraSure Technologies, Inc.*	4,328	49,729
Orthofix International NV (Netherlands Antilles)*	2,888	108,531
Palomar Medical Technologies, Inc.*	2,762	25,797
Quidel Corp.*†	14,799	271,858
ResMed, Inc.*	24,026	742,644
Rochester Medical Corp.*	5,305	52,042
RTI Biologics, Inc.*	7,464	27,617
Sirona Dental Systems, Inc.*	8,415	433,709
Spectranetics Corp.*	3,376	35,110
Staar Surgical Co.*	13,188	142,826
STERIS Corp.	11,040	349,085
SurModics, Inc.*	1,932	29,695
Teleflex, Inc.	5,117	312,905
Theragenics Corp.*	5,822	10,712
ThermoGenesis Corp.*	1,079	960
Thoratec Corp.*	9,579	322,908
Urologix, Inc.*	25,612	32,783
Vision-Sciences, Inc.*	27,178	46,203
Volcano Corp.*	5,711	161,907
West Pharmaceutical Services, Inc.	4,069	173,055
Wright Medical Group, Inc.*	3,907	75,483
Young Innovations, Inc.	677	20,933
Zoll Medical Corp.*	4,445	411,740

		10,371,765

Health Care Providers & Services—2.5%
Alliance HealthCare Services, Inc.*	10,817	16,226
Almost Family, Inc.*	2,502	65,077
Amedisys, Inc.*	2,921	42,238
AMERIGROUP Corp.*	4,801	323,011
AMN Healthcare Services, Inc.*†	3,864	23,416
Amsurg Corp.*	3,079	86,150
Bio-Reference Labs, Inc.*	11,461	269,448
BioScrip, Inc.*	3,476	23,602
Brookdale Senior Living, Inc.*	27,632	517,271
Capital Senior Living Corp.*	9,966	92,086
CardioNet, Inc.*	8,331	25,659
Catalyst Health Solutions, Inc.*	6,266	399,332
Centene Corp.*	7,045	344,994
Chemed Corp.	2,102	131,753
Chindex International, Inc.*	1,527	14,506
Community Health Systems, Inc.*	12,136	269,905

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Cross Country Healthcare, Inc.*	2,631	$13,181
Emeritus Corp.*	5,975	105,519
Ensign Group, Inc. (The)	3,393	92,154
Five Star Quality Care, Inc.*	23,205	79,129
Gentiva Health Services, Inc.*	3,767	32,924
Hanger Orthopedic Group, Inc.*	7,988	174,618
HCA Holdings, Inc.	7,601	188,049
Health Management Associates, Inc., Class A*	38,960	261,811
Health Net, Inc.*	15,676	622,651
HealthSouth Corp.*	20,125	412,160
Healthways, Inc.*	3,517	25,885
Henry Schein, Inc.*	13,958	1,056,341
HMS Holdings Corp.*	13,299	415,062
IPC The Hospitalist Co., Inc.*	4,870	179,752
Kindred Healthcare, Inc.*	6,873	59,383
Landauer, Inc.	923	48,937
LHC Group, Inc.*	8,598	159,321
LifePoint Hospitals, Inc.*	8,109	319,819
Lincare Holdings, Inc.	18,155	469,851
Magellan Health Services, Inc.*	4,963	242,244
Mednax, Inc.*	8,920	663,380
Molina Healthcare, Inc.*	3,366	113,199
MWI Veterinary Supply, Inc.*	1,472	129,536
National Healthcare Corp.	1,078	49,114
National Research Corp.	1,250	53,675
Omnicare, Inc.	14,725	523,768
Owens & Minor, Inc.†	7,718	234,704
PDI, Inc.*	864	5,763
PharMerica Corp.*	5,445	67,681
Providence Service Corp. (The)*	3,898	60,458
PSS World Medical, Inc.*	14,310	362,615
Psychemedics Corp.	902	8,858
Skilled Healthcare Group, Inc., Class A*	10,902	83,509
Sun Healthcare Group, Inc.*	7,309	49,994
Sunrise Senior Living, Inc.*†	17,453	110,303
Team Health Holdings, Inc.*	4,719	97,023
Triple-S Management Corp., Class B (Puerto Rico)*	7,729	178,540
U.S. Physical Therapy, Inc.	2,083	48,013
Universal American Corp.	10,462	112,780
Universal Health Services, Inc., Class B	12,019	503,716
Vanguard Health Systems, Inc.*	3,023	29,807
VCA Antech, Inc.*	11,415	264,942
WellCare Health Plans, Inc.*	5,753	413,526

		11,768,369

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc.*	39,879	661,992
athenahealth, Inc.*†	3,145	233,108
Authentidate Holding Corp.*	41,599	31,657
Computer Programs & Systems, Inc.	3,593	203,076
MedAssets, Inc.*	13,932	183,345
Medidata Solutions, Inc.*	11,494	306,200
Mediware Information Systems, Inc.*	1,191	17,496
Merge Healthcare, Inc.*†	9,619	56,271
Omnicell, Inc.*	7,892	120,037
Quality Systems, Inc.	4,710	205,968

		2,019,150

Hotels, Restaurants & Leisure—3.2%
AFC Enterprises, Inc.*	5,988	101,556

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Ambassadors Group, Inc.	2,796	$14,959
Ameristar Casinos, Inc.	3,664	68,260
Bally Technologies, Inc.*	6,636	310,233
Benihana, Inc.	680	8,874
Biglari Holdings, Inc.*	109	43,911
Bluegreen Corp.*	1,800	7,758
Bob Evans Farms, Inc.	2,925	110,331
Boyd Gaming Corp.*†	9,758	76,503
Brinker International, Inc.	5,595	154,142
Buffalo Wild Wings, Inc.*	4,069	369,018
CEC Entertainment, Inc.	2,926	110,925
Cheesecake Factory, Inc. (The)*	8,701	255,722
Choice Hotels International, Inc.	6,229	232,591
Churchill Downs, Inc.	1,567	87,595
Cosi, Inc.*	16,495	17,815
Cracker Barrel Old Country Store, Inc.	2,879	160,648
DineEquity, Inc.*	1,467	72,763
Domino’s Pizza, Inc.†	12,378	449,321
Dover Downs Gaming & Entertainment, Inc.	1,687	4,251
Dover Motorsports, Inc.*	1,645	2,435
Gaylord Entertainment Co.*†	7,071	217,787
Great Wolf Resorts, Inc.*	3,072	17,572
Hyatt Hotels Corp., Class A*	8,122	346,972
International Speedway Corp., Class A	3,250	90,187
Interval Leisure Group, Inc.	2,598	45,205
Isle of Capri Casinos, Inc.*	1,251	8,832
Jack in the Box, Inc.*	8,142	195,164
Jamba, Inc.*	31,424	65,048
Krispy Kreme Doughnuts, Inc.*†	23,022	168,061
Las Vegas Sands Corp.	81,388	4,685,507
Life Time Fitness, Inc.*	4,455	225,289
Luby’s, Inc.*	14,427	87,572
Marcus Corp.†	1,805	22,653
Marriott Vacations Worldwide Corp.*†	4,601	131,174
MGM Resorts International*	65,940	898,103
Monarch Casino & Resort, Inc.*	6,897	71,039
Morgans Hotel Group Co.*	7,052	34,907
MTR Gaming Group, Inc.*	4,525	22,218
Multimedia Games Holding Co., Inc.*	2,902	31,806
O’Charleys, Inc.*	3,157	31,065
Orient-Express Hotels Ltd., Class A (Bermuda)*	13,651	139,240
P.F. Chang’s China Bistro, Inc.†	7,791	307,900
Panera Bread Co., Class A*	4,389	706,278
Papa John’s International, Inc.*	2,356	88,727
Peet’s Coffee & Tea, Inc.*	2,241	165,162
Penn National Gaming, Inc.*	13,863	595,832
Pinnacle Entertainment, Inc.*	22,133	254,751
Red Robin Gourmet Burgers, Inc.*	1,203	44,740
Royal Caribbean Cruises Ltd.	20,951	616,588
Ruby Tuesday, Inc.*	20,841	190,278
Scientific Games Corp., Class A*	13,630	158,926
Shuffle Master, Inc.*	6,463	113,749
Six Flags Entertainment Corp.†	3,753	175,528
Sonic Corp.*	13,814	106,091
Speedway Motorsports, Inc.	1,680	31,382
Texas Roadhouse, Inc.	20,520	341,453
Vail Resorts, Inc.†	4,618	199,728

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Wendy’s Co. (The)	64,355	$322,419
WMS Industries, Inc.*	4,326	102,656

		14,717,200

Household Durables—1.1%
American Greetings Corp., Class A†	10,697	164,092
Bassett Furniture Industries, Inc.	610	5,612
Beazer Homes USA, Inc.*†	42,835	139,214
Blyth, Inc.	877	65,626
Cavco Industries, Inc.*	1,216	56,641
CSS Industries, Inc.	1,140	22,184
Ethan Allen Interiors, Inc.†	3,468	87,810
Furniture Brands International, Inc.*	9,746	16,373
Helen of Troy Ltd. (Bermuda)*	3,893	132,401
Hooker Furniture Corp.	3,953	53,958
Hovnanian Enterprises, Inc., Class A*†	48,421	118,631
Jarden Corp.	15,029	604,617
KB Home†	20,796	185,084
Kid Brands, Inc.*	1,157	3,124
La-Z-Boy, Inc.*	13,087	195,782
M/I Homes, Inc.*	1,741	21,519
MDC Holdings, Inc.	5,581	143,934
Meritage Homes Corp.*	4,845	131,106
Mohawk Industries, Inc.*	6,587	438,101
NVR, Inc.*	724	525,863
Ryland Group, Inc. (The)	13,131	253,166
Sealy Corp.*†	6,171	12,465
Skyline Corp.	918	7,023
Standard Pacific Corp.*†	29,234	130,384
Tempur-Pedic International, Inc.*	7,158	604,350
Toll Brothers, Inc.*	13,312	319,355
Tupperware Brands Corp.	8,397	533,209
Universal Electronics, Inc.*	3,125	62,438

		5,034,062

Household Products—0.5%
Central Garden and Pet Co., Class A*	2,770	26,675
Church & Dwight Co., Inc.	24,239	1,192,316
Energizer Holdings, Inc.*	11,077	821,692
WD-40 Co.	2,756	124,985

		2,165,668

Independent Power Producers & Energy Traders—0.4%
Calpine Corp.*	78,573	1,352,241
Dynegy, Inc.*	14,760	8,266
Genie Energy Ltd., Class B	2,274	21,989
GenOn Energy, Inc.*	76,798	159,740
Ormat Technologies, Inc.†	9,093	183,224
Tegal Corp.*	62	215

		1,725,675

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.	9,558	477,135
Raven Industries, Inc.	5,412	330,186
Seaboard Corp.*	43	83,893
Standex International Corp.	1,584	65,245

		956,459

Insurance—4.2%
Alleghany Corp.*	1,481	487,397
Allied World Assurance Co. Holdings AG (Switzerland)	6,700	460,089
Alterra Capital Holdings Ltd. (Bermuda)	13,003	298,809

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
American Financial Group, Inc.	21,040	$811,723
American National Insurance Co.	3,374	244,683
American Safety Insurance Holdings Ltd.*	8,481	159,867
AMERISAFE, Inc.*	5,765	142,626
Amtrust Financial Services, Inc.†	10,931	293,825
Arch Capital Group Ltd. (Bermuda)*	20,502	763,494
Argo Group International Holdings Ltd. (Bermuda)	3,031	90,536
Arthur J. Gallagher & Co.	18,868	674,342
Aspen Insurance Holdings Ltd. (Bermuda)	19,083	533,179
Assured Guaranty Ltd. (Bermuda)	15,420	254,738
Axis Capital Holdings Ltd. (Bermuda)	23,436	777,372
Baldwin & Lyons, Inc., Class B	1,316	29,452
Brown & Brown, Inc.	21,301	506,538
Citizens, Inc.*†	26,322	260,061
CNA Financial Corp.	8,025	235,373
CNO Financial Group, Inc.*	33,835	263,236
Crawford & Co., Class B	3,543	17,361
Delphi Financial Group, Inc., Class A	5,699	255,144
eHealth, Inc.*	9,146	149,171
EMC Insurance Group, Inc.	1,041	20,914
Employers Holdings, Inc.	8,216	145,505
Endurance Specialty Holdings Ltd. (Bermuda)	8,343	339,226
Enstar Group Ltd. (Bermuda)*	626	61,968
Erie Indemnity Co., Class A	3,864	301,160
Everest Re Group Ltd. (Bermuda)	7,051	652,359
FBL Financial Group, Inc., Class A	2,268	76,432
Fidelity National Financial, Inc., Class A	34,685	625,371
First American Financial Corp.	13,864	230,558
Flagstone Reinsurance Holdings SA (Luxembourg)	11,279	88,766
Greenlight Capital Re Ltd., Class A (Cayman Islands)*	4,754	117,091
Hanover Insurance Group, Inc. (The)	4,762	195,813
Harleysville Group, Inc.	1,963	113,265
HCC Insurance Holdings, Inc.	17,374	541,548
Hilltop Holdings, Inc.*	18,258	153,185
Horace Mann Educators Corp.	14,004	246,750
Independence Holding Co.†	6,525	64,989
Infinity Property & Casualty Corp.	1,280	66,982
Kansas City Life Insurance Co.	1,203	38,737
Kemper Corp.	11,715	354,730
Markel Corp.*	1,119	502,364
MBIA, Inc.*†	12,247	120,021
Meadowbrook Insurance Group, Inc.	24,397	227,624
Mercury General Corp.	4,554	199,192
Montpelier Re Holdings Ltd. (Bermuda)	15,659	302,532
National Financial Partners Corp.*	9,598	145,314
Navigators Group, Inc. (The)*	1,745	82,434
Old Republic International Corp.	33,631	354,807
OneBeacon Insurance Group Ltd., Class A	6,290	96,929
PartnerRe Ltd. (Bermuda)	9,458	642,104
Phoenix Cos., Inc. (The)*†	29,424	72,089

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Platinum Underwriters Holdings Ltd. (Bermuda)	11,794	$430,481
Presidential Life Corp.	2,568	29,352
ProAssurance Corp.	3,102	273,317
Protective Life Corp.	9,843	291,550
Reinsurance Group of America, Inc.	11,745	698,475
RenaissanceRe Holdings Ltd. (Bermuda)	6,248	473,161
RLI Corp.†	1,980	141,847
Safety Insurance Group, Inc.	1,536	63,959
SeaBright Holdings, Inc.	3,141	28,552
Selective Insurance Group, Inc.	9,573	168,581
StanCorp Financial Group, Inc.	9,728	398,264
State Auto Financial Corp.	2,585	37,767
Stewart Information Services Corp.	1,684	23,930
Symetra Financial Corp.	15,274	176,109
Tower Group, Inc.	3,847	86,288
United Fire Group, Inc.	2,592	46,371
Validus Holdings Ltd. (Bermuda)	13,643	422,251
W.R. Berkley Corp.	21,597	780,084
White Mountains Insurance Group Ltd.	706	354,214

		19,814,328

Internet & Catalog Retail—0.5%
1-800-Flowers.com, Inc., Class A*	2,113	6,402
Blue Nile, Inc.*†	2,444	80,603
dELiA*s, Inc.*	2,555	3,577
Geeknet, Inc.*	661	9,558
Groupon, Inc., Class A*†	5,455	100,263
Hollywood Media Corp.*	10,671	11,418
HSN, Inc.	5,319	202,282
Liberty Interactive Corp., Series A*	82,227	1,569,713
Nutrisystem, Inc.†	5,029	56,476
Overstock.com, Inc.*†	3,326	17,428
Shutterfly, Inc.*†	8,472	265,428
Valuevision Media, Inc., Class A*†	6,193	12,820

		2,335,968

Internet Software & Services—1.3%
AOL, Inc.*	14,126	267,970
Autobytel, Inc.*	4,755	4,611
comScore, Inc.*	2,914	62,330
Constant Contact, Inc.*	8,587	255,807
Crexendo, Inc.	1,043	3,567
DealerTrack Holdings, Inc.*†	4,113	124,459
Digital River, Inc.*	5,786	108,256
Earthlink, Inc.	42,332	338,233
Equinix, Inc.*	5,651	889,750
IAC/InterActiveCorp	15,369	754,464
InfoSpace, Inc.*	11,869	152,042
Internap Network Services Corp.*	12,216	89,665
Inuvo, Inc.*	2,034	1,566
Ipass, Inc.*	6,163	16,024
j2 Global, Inc.†	5,821	166,946
Keynote Systems, Inc.	3,262	64,457
Limelight Networks, Inc.*	3,711	12,209
LinkedIn Corp., Class A*	1,220	124,428
LivePerson, Inc.*	6,309	105,802
LogMeIn, Inc.*†	6,170	217,369
Looksmart Ltd.*	4,010	4,451
LoopNet, Inc.*	13,367	251,032
Marchex, Inc., Class B†	2,710	12,087
Move, Inc.*	14,314	138,989

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
NIC, Inc.	10,696	$129,743
OpenTable, Inc.*†	4,703	190,330
Openwave Systems, Inc.*	21,687	49,230
Perficient, Inc.*	2,090	25,101
Rackspace Hosting, Inc.*	12,261	708,563
RealNetworks, Inc.	2,695	26,788
Saba Software, Inc.*	3,576	35,081
Stamps.com, Inc.*	3,772	105,163
support.com, Inc.*	4,962	15,630
United Online, Inc.	18,915	92,494
ValueClick, Inc.*	13,525	266,984
Vocus, Inc.*	2,731	36,186
Web.com Group, Inc.*	1,785	25,758
WebMD Health Corp.*	6,687	171,054
WebMediaBrands, Inc.*	4,020	4,181
XO Group, Inc.*	3,458	32,471
Zix Corp.*	18,330	53,340

		6,134,611

IT Services—2.1%
Acxiom Corp.*	9,001	132,135
Alliance Data Systems Corp.*†	7,279	916,863
Broadridge Financial Solutions, Inc.	23,680	566,189
CACI International, Inc., Class A*	4,046	252,025
Cass Information Systems, Inc.†	1,333	53,253
CIBER, Inc.*	14,012	59,411
Convergys Corp.*	30,359	405,293
CoreLogic, Inc.*	15,057	245,730
CSG Systems International, Inc.*	3,644	55,170
DST Systems, Inc.	9,362	507,701
Edgewater Technology, Inc.*	2,568	10,067
Euronet Worldwide, Inc.*	6,728	140,548
Forrester Research, Inc.	1,573	50,965
Gartner, Inc.*	19,704	840,179
Genpact Ltd. (Bermuda)*	33,812	551,136
Global Cash Access Holdings, Inc.*	27,153	211,793
Global Payments, Inc.‡	14,275	677,634
Hackett Group, Inc. (The)*	7,902	47,175
Heartland Payment Systems, Inc.	6,660	192,074
Higher One Holdings, Inc.*†	896	13,395
iGATE Corp.*	2,997	50,230
Jack Henry & Associates, Inc.	12,750	435,030
Lender Processing Services, Inc.	11,943	310,518
Lionbridge Technologies, Inc.*	18,369	52,903
Management Network Group, Inc.*	320	794
Mantech International Corp., Class A	3,037	104,655
MAXIMUS, Inc.	4,986	202,781
ModusLink Global Solutions, Inc.*	3,461	18,689
MoneyGram International, Inc.*	3,640	65,520
NCI, Inc., Class A*	1,956	12,499
NeuStar, Inc., Class A*	16,328	608,218
Online Resources Corp.*	2,780	7,923
Pfsweb, Inc.*	1,209	4,763
Sapient Corp.	25,306	315,060
StarTek, Inc.*	1,875	4,106
Syntel, Inc.	3,095	173,320
TeleTech Holdings, Inc.*	4,611	74,237
TNS, Inc.*	6,651	144,526
Unisys Corp.*	7,450	146,914
VeriFone Systems, Inc.*	12,166	631,050
Wright Express Corp.*	5,323	344,558

		9,637,030

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Leisure Equipment & Products—0.3%
Arctic Cat, Inc.*	1,738	$74,438
Brunswick Corp.	10,281	264,736
Callaway Golf Co.†	18,335	123,945
Jakks Pacific, Inc.	3,922	68,439
Leapfrog Enterprises, Inc.*	19,865	166,071
Nautilus, Inc.*	2,480	6,944
Polaris Industries, Inc.	7,116	513,419
Smith & Wesson Holding Corp.*	25,585	198,284
Steinway Musical Instruments, Inc.*	1,536	38,400
Sturm Ruger & Co., Inc.	2,146	105,369

		1,560,045

Life Sciences Tools & Services—0.9%
Affymetrix, Inc.*	21,563	92,074
Albany Molecular Research, Inc.*	2,944	7,949
Bio-Rad Laboratories, Inc., Class A*	2,830	293,443
Bruker Corp.*	19,689	301,439
Cambrex Corp.*	2,958	20,676
Charles River Laboratories International, Inc.*	11,766	424,635
Covance, Inc.*	6,565	312,691
Enzo Biochem, Inc.*	6,306	16,963
eResearchTechnology, Inc.*	6,233	48,742
Furiex Pharmaceuticals, Inc.*	1,473	34,807
Illumina, Inc.*†	23,166	1,218,763
Luminex Corp.*	4,012	93,680
Mettler-Toledo International, Inc.*	3,252	600,807
PAREXEL International Corp.*	8,690	234,369
Sequenom, Inc.*†	27,582	112,259
Techne Corp.	4,152	291,055

		4,104,352

Machinery—4.1%
Actuant Corp., Class A	12,782	370,550
AGCO Corp.*	12,948	611,275
Albany International Corp., Class A	5,145	118,078
Ampco-Pittsburgh Corp.	986	19,848
Astec Industries, Inc.*	1,849	67,452
Barnes Group, Inc.	11,835	311,379
Blount International, Inc.*	13,845	230,935
Briggs & Stratton Corp.	9,174	164,490
Cascade Corp.	779	39,043
Chart Industries, Inc.*	2,690	197,258
CIRCOR International, Inc.	1,935	64,377
CLARCOR, Inc.	12,111	594,529
Colfax Corp.*	7,548	265,992
Columbus McKinnon Corp.*	4,765	77,622
Commercial Vehicle Group, Inc.*	6,660	81,319
Crane Co.	12,831	622,304
Donaldson Co., Inc.	25,670	917,189
Dynamic Materials Corp.†	9,575	202,128
EnPro Industries, Inc.*	5,844	240,188
ESCO Technologies, Inc.	2,714	99,794
Federal Signal Corp.*	19,708	109,576
Flow International Corp.*	9,896	39,782
FreightCar America, Inc.†	2,798	62,927
Gardner Denver, Inc.	9,352	589,363
Gorman-Rupp Co. (The)	2,362	68,923
Graco, Inc.	13,302	705,804
Graham Corp.	882	19,307
Greenbrier Cos., Inc.*	1,812	35,859
Harsco Corp.	14,896	349,460
Hurco Cos., Inc.*	1,248	35,256

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
IDEX Corp.	17,560	$739,803
ITT Corp.	14,806	339,650
John Bean Technologies Corp.	5,724	92,729
Kadant, Inc.*	1,553	36,992
Kaydon Corp.	6,909	176,249
Kennametal, Inc.	13,046	580,938
L.B. Foster Co., Class A	951	27,113
Lincoln Electric Holdings, Inc.	10,014	453,835
Lindsay Corp.	969	64,216
Lydall, Inc.*	2,150	21,909
Manitowoc Co., Inc. (The)	23,699	328,468
Meritor, Inc.*	20,436	164,919
Middleby Corp.*	2,361	238,886
Mueller Industries, Inc.	5,751	261,383
Mueller Water Products, Inc., Class A	30,046	100,053
NACCO Industries, Inc., Class A	310	36,075
Navistar International Corp.*	6,433	260,215
NN, Inc.*	6,804	55,521
Nordson Corp.	7,420	404,464
Oshkosh Corp.*	13,390	310,246
Pentair, Inc.	18,227	867,787
RBC Bearings, Inc.*	6,724	310,178
Robbins & Myers, Inc.	7,886	410,466
Sauer-Danfoss, Inc.	5,746	270,062
SPX Corp.	5,737	444,790
Tecumseh Products Co., Class A*	1,703	6,846
Tennant Co.	1,394	61,336
Terex Corp.*†	20,581	463,073
Timken Co.	14,936	757,853
Titan International, Inc.†	9,793	231,604
Toro Co. (The)	5,158	366,785
Trinity Industries, Inc.	7,537	248,344
Valmont Industries, Inc.	3,340	392,149
Wabash National Corp.*	10,878	112,587
WABCO Holdings, Inc.*	12,253	741,061
Wabtec Corp.	9,239	696,343
Watts Water Technologies, Inc., Class A	6,104	248,738
Woodward, Inc.	6,281	269,015

		18,904,688

Marine—0.2%
Alexander & Baldwin, Inc.	4,742	229,750
Eagle Bulk Shipping, Inc.*†	41,794	81,080
Genco Shipping & Trading Ltd.*	24,517	155,928
International Shipholding Corp.†	724	16,717
Kirby Corp.*	8,425	554,281

		1,037,756

Media—2.6%
A.H. Belo Corp., Class A	3,861	18,880
AMC Networks, Inc., Class A*	11,748	524,313
Arbitron, Inc.	3,649	134,940
Belo Corp., Class A	21,860	156,736
Carmike Cinemas, Inc.*	6,117	85,332
Charter Communications, Inc., Class A*	7,269	461,218
Cinemark Holdings, Inc.	14,316	314,236
Clear Channel Outdoor Holdings, Inc., Class A*	16,925	135,062
Crown Media Holdings, Inc., Class A*†	4,399	6,994
Cumulus Media, Inc., Class A*	13,454	46,955

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Digital Generation, Inc.*	2,455	$25,066
DISH Network Corp., Class A	33,252	1,094,988
DreamWorks Animation SKG, Inc., Class A*†	11,561	213,301
E.W. Scripps Co., (The), Class A*	13,465	132,900
Emmis Communications Corp., Class A*	4,461	3,658
Entercom Communications Corp., Class A*	1,873	12,156
Entravision Communications Corp., Class A	4,930	8,430
Gray Television, Inc.*	3,878	7,329
Harris Interactive, Inc.*	6,590	8,765
Harte-Hanks, Inc.	4,646	42,046
John Wiley & Sons, Inc., Class A	5,504	261,935
Journal Communications, Inc., Class A*	3,220	18,129
Lamar Advertising Co., Class A*	8,776	284,430
Liberty Global, Inc., Series A*	24,312	1,217,545
Liberty Media Corp. - Liberty Capital, Class A*	18,348	1,617,376
LIN TV Corp., Class A*	2,390	9,680
Live Nation Entertainment, Inc.*	27,818	261,489
Madison Square Garden Co. (The), Class A*	14,922	510,332
Martha Stewart Living Omnimedia, Class A†	20,003	76,211
McClatchy Co. (The), Class A*†	3,506	10,132
Media General, Inc., Class A*†	1,595	8,198
Meredith Corp.	8,290	269,093
Morningstar, Inc.	5,535	348,982
National CineMedia, Inc.	13,811	211,308
Navarre Corp.*	6,720	12,096
New Frontier Media, Inc.*	6,104	9,461
New York Times Co. (The), Class A*†	11,654	79,131
Radio Unica Communications Corp.*‡d	1,900	—
Regal Entertainment Group, Class A†	22,336	303,770
Salem Communications Corp., Class A	850	4,004
Scholastic Corp.†	2,095	73,912
Sinclair Broadcast Group, Inc., Class A	7,563	83,647
Sirius XM Radio, Inc.*†	676,489	1,562,690
Valassis Communications, Inc.*†	8,118	186,714
Value Line, Inc.†	573	7,036
Virgin Media, Inc.†	39,934	997,551
World Wrestling Entertainment, Inc., Class A†	4,170	36,988

		11,895,145

Metals & Mining—1.6%
AK Steel Holding Corp.†	6,816	51,529
Allied Nevada Gold Corp.*†	16,240	528,287
AMCOL International Corp.	2,631	77,588
Carpenter Technology Corp.	4,339	226,626
Century Aluminum Co.*	15,081	133,919
Coeur d’Alene Mines Corp.*	19,535	463,761
Commercial Metals Co.	11,670	172,949
Compass Minerals International, Inc.	4,568	327,708
Globe Specialty Metals, Inc.	11,348	168,745
Haynes International, Inc.	1,057	66,961
Hecla Mining Co.†	44,607	206,084
Horsehead Holding Corp.*	13,896	158,276

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Kaiser Aluminum Corp.	2,084	$98,490
Materion Corp.*	2,925	84,035
Molycorp, Inc.*†	12,742	431,062
Olympic Steel, Inc.	3,361	80,664
Reliance Steel & Aluminum Co.	9,657	545,427
Royal Gold, Inc.	8,379	546,478
RTI International Metals, Inc.*	5,082	117,191
Schnitzer Steel Industries, Inc., Class A	2,485	99,139
Southern Copper Corp.	30,829	977,588
Steel Dynamics, Inc.	48,394	703,649
Stillwater Mining Co.*	15,722	198,726
Universal Stainless & Alloy Products, Inc.*	2,058	87,918
Walter Energy, Inc.	9,631	570,252
Worthington Industries, Inc.	8,883	170,376

		7,293,428

Multiline Retail—0.2%
Dillard’s, Inc., Class A†	6,475	408,055
Dollar General Corp.*	7,657	353,753
Fred’s, Inc., Class A	5,995	87,587
Saks, Inc.*†	24,378	283,029
Tuesday Morning Corp.*	1,816	6,973

		1,139,397

Multi-Utilities—1.0%
Alliant Energy Corp.	16,939	733,797
Avista Corp.	12,443	318,292
Black Hills Corp.	8,743	293,153
CH Energy Group, Inc.†	1,512	100,896
MDU Resources Group, Inc.	37,545	840,633
NorthWestern Corp.	8,320	295,027
NSTAR	19,948	970,071
OGE Energy Corp.	13,201	706,254
Vectren Corp.	15,419	448,076

		4,706,199

Office Electronics—0.1%
Zebra Technologies Corp., Class A*	7,185	295,878

Oil, Gas & Consumable Fuels—4.9%
Abraxas Petroleum Corp.*†	30,906	96,427
Adams Resources & Energy, Inc.	1,462	83,597
Apco Oil and Gas International, Inc.	2,488	169,607
Approach Resources, Inc.*†	11,314	418,052
Arch Coal, Inc.	37,708	403,853
ATP Oil & Gas Corp.*†	8,607	63,261
Berry Petroleum Co., Class A	6,599	311,011
Bill Barrett Corp.*	5,963	155,098
BP Prudhoe Bay Royalty Trust	2,101	263,066
BPZ Resources, Inc.*†	15,708	63,303
Callon Petroleum Co.*	20,318	127,800
Carrizo Oil & Gas, Inc.*	8,019	226,617
Cheniere Energy, Inc.*	12,363	185,198
Cimarex Energy Co.	10,870	820,359
Clayton Williams Energy, Inc.*	1,241	98,585
Cloud Peak Energy, Inc.*	12,175	193,948
Comstock Resources, Inc.*†	11,590	183,470
Concho Resources, Inc.*	14,442	1,474,239
Contango Oil & Gas Co.*	2,731	160,883
Continental Resources, Inc.*†	10,155	871,502
CREDO Petroleum Corp.*	5,377	54,953
Cross Timbers Royalty Trust	833	35,003
Crosstex Energy, Inc.	7,011	99,136

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
CVR Energy, Inc.*	15,751	$421,339
DHT Holdings, Inc. (Jersey, Channel Islands)	19,677	18,890
Energen Corp.	12,142	596,779
Energy XXI Bermuda Ltd. (Bermuda)*	13,263	478,927
EXCO Resources, Inc.†	39,666	262,986
Forest Oil Corp.*	19,596	237,504
FX Energy, Inc.*	12,608	68,588
GMX Resources, Inc.*†	17,772	22,570
Goodrich Petroleum Corp.*†	9,150	174,033
Gulfport Energy Corp.*	2,712	78,973
Harvest Natural Resources, Inc.*†	4,175	29,559
HollyFrontier Corp.	27,180	873,837
Hugoton Royalty Trust	8,143	119,539
James River Coal Co.*†	10,211	52,280
Kinder Morgan, Inc.†	120,166	4,644,416
Kodiak Oil & Gas Corp.*	51,668	514,613
Magnum Hunter Resources Corp.*†	36,378	233,183
McMoRan Exploration Co.*†	18,272	195,510
Northern Oil and Gas, Inc.*	3,099	64,273
Oasis Petroleum, Inc.*	6,511	200,734
Overseas Shipholding Group, Inc.†	3,627	45,809
Pacific Ethanol, Inc.*	1,422	1,564
Patriot Coal Corp.*	28,282	176,480
Penn Virginia Corp.	4,723	21,490
Petroleum Development Corp.*	3,828	141,981
Petroquest Energy, Inc.*	13,685	84,026
Plains Exploration & Production Co.*	24,930	1,063,265
PostRock Energy Corp.*	295	915
Quicksilver Resources, Inc.*†	22,131	111,540
Rentech, Inc.*	80,188	166,791
Resolute Energy Corp.*	3,882	44,177
REX American Resources Corp.*	1,034	31,744
Rosetta Resources, Inc.*	8,720	425,187
SandRidge Energy, Inc.*†	63,115	494,190
SemGroup Corp., Class A*	1,587	46,245
Ship Finance International Ltd. (Bermuda)†	12,947	198,089
SM Energy Co.	8,055	570,052
Stone Energy Corp.*	10,027	286,672
Swift Energy Co.*	4,183	121,432
Syntroleum Corp.*	9,066	8,749
Teekay Corp. (Bermuda)	8,465	294,159
Tengasco, Inc.*†	9,394	10,333
Tri-Valley Corp.*†	10,477	1,771
Ultra Petroleum Corp.*	30,853	698,203
Uranium Resources, Inc.*†	5,500	5,004
USEC, Inc.*†	30,878	32,731
Vaalco Energy, Inc.*	28,928	273,370
Verenium Corp.*†	149	618
W&T Offshore, Inc.	9,297	195,981
Warren Resources, Inc.*	8,229	26,827
Western Refining, Inc.†	17,605	331,326
Westmoreland Coal Co.*	2,951	32,963
Whiting Petroleum Corp.*	15,979	867,660
World Fuel Services Corp.	9,024	369,984
ZaZa Energy Corp.*	3,690	17,232

		23,046,061

Paper & Forest Products—0.4%
Buckeye Technologies, Inc.	10,262	348,600
Clearwater Paper Corp.*	3,863	128,290
Deltic Timber Corp.†	1,046	66,201

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Domtar Corp. (Canada)	4,889	$466,313
Louisiana-Pacific Corp.*	14,060	131,461
Neenah Paper, Inc.	2,110	62,752
P.H. Glatfelter Co.	19,358	305,469
Schweitzer-Mauduit International, Inc.	1,838	126,932
Wausau Paper Corp.	30,223	283,492

		1,919,510

Personal Products—0.5%
Elizabeth Arden, Inc.*	2,728	95,426
Herbalife Ltd. (Cayman Islands)	16,727	1,151,152
Mannatech, Inc.*	263	982
Medifast, Inc.*†	7,859	137,218
Nu Skin Enterprises, Inc., Class A	11,273	652,819
Prestige Brands Holdings, Inc.*	13,428	234,722
Reliv International, Inc.	3,018	4,074
USANA Health Sciences, Inc.*†	2,706	101,015

		2,377,408

Pharmaceuticals—1.0%
Alexza Pharmaceuticals, Inc.*	102,706	63,606
Auxilium Pharmaceuticals, Inc.*	12,905	239,646
AVANIR Pharmaceuticals, Inc., Class A*†	61,519	210,395
Cadence Pharmaceuticals, Inc.*†	9,924	36,719
Columbia Laboratories, Inc.*†	5,940	4,217
Depomed, Inc.*	27,228	170,447
Durect Corp.*	7,330	5,864
Emisphere Technologies, Inc.*†	3,412	1,297
Endo Pharmaceuticals Holdings, Inc.*	19,228	744,700
Heska Corp.	446	5,076
Hi-Tech Pharmacal Co., Inc.*	2,404	86,376
Impax Laboratories, Inc.*	8,295	203,891
KV Pharmaceutical Co., Class A*†	32,504	42,905
Medicines Co. (The)*	9,190	184,443
Medicis Pharmaceutical Corp., Class A	5,396	202,836
Nektar Therapeutics*†	9,644	76,380
Obagi Medical Products, Inc.*	2,119	28,395
Optimer Pharmaceuticals, Inc.*†	5,641	78,410
Pain Therapeutics, Inc.*	10,298	36,970
Par Pharmaceutical Cos., Inc.*	7,244	280,560
Pozen, Inc.*	1,922	11,532
Questcor Pharmaceuticals, Inc.*†	13,110	493,198
Salix Pharmaceuticals Ltd.*	7,992	419,580
Santarus, Inc.*	11,760	68,796
Viropharma, Inc.*	12,330	370,763
Vivus, Inc.*	24,224	541,649
XenoPort, Inc.*	3,786	17,037

		4,625,688

Professional Services—1.3%
Acacia Research Corp.*	6,992	291,846
Advisory Board Co. (The)*	1,300	115,206
Barrett Business Services, Inc.	3,976	78,844
CBIZ, Inc.*	32,523	205,545
CDI Corp.	2,129	38,173
Corporate Executive Board Co. (The)	7,237	311,263
CoStar Group, Inc.*	1,557	107,511
CRA International, Inc.*	1,427	35,989
Exponent, Inc.*	1,790	86,851
FTI Consulting, Inc.*	9,264	347,585

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Heidrick & Struggles International, Inc.†	2,178	$47,981
Hudson Highland Group, Inc.*†	10,844	58,341
Huron Consulting Group, Inc.*	2,888	108,473
ICF International, Inc.*	8,590	217,928
IHS, Inc., Class A*	6,570	615,281
Insperity, Inc.	2,357	72,219
Kelly Services, Inc., Class A	2,431	38,872
Kforce, Inc.*	3,398	50,630
Korn/Ferry International*	8,421	141,052
Manpower, Inc.	8,866	419,982
Navigant Consulting, Inc.*	11,220	156,070
Odyssey Marine Exploration, Inc.*†	24,771	76,790
On Assignment, Inc.*	3,093	54,035
RCM Technologies, Inc.*	13,065	72,772
Resources Connection, Inc.	3,825	53,741
Towers Watson & Co., Class A	12,774	843,978
TrueBlue, Inc.*	13,711	245,153
Verisk Analytics, Inc., Class A*	19,772	928,691

		5,820,802

Real Estate Investment Trusts (REITs)—9.3%
Acadia Realty Trust REIT	16,088	362,624
Agree Realty Corp. REIT	2,037	45,995
Alexander’s, Inc. REIT	319	125,648
Alexandria Real Estate Equities, Inc. REIT	8,461	618,753
American Assets Trust, Inc. REIT	996	22,709
American Campus Communities, Inc. REIT	18,126	810,595
American Capital Agency Corp. REIT	48,479	1,432,070
Annaly Capital Management, Inc. REIT†	161,584	2,556,259
Anworth Mortgage Asset Corp. REIT	44,342	291,770
Apollo Commercial Real Estate Finance, Inc. REIT	5,200	81,380
Arbor Realty Trust, Inc. REIT*	6,648	37,162
ARMOUR Residential REIT, Inc. REIT†	46,049	310,831
Ashford Hospitality Trust, Inc. REIT	19,635	176,911
Associated Estates Realty Corp. REIT	22,177	362,372
BioMed Realty Trust, Inc. REIT	16,790	318,674
Brandywine Realty Trust REIT	23,412	268,770
BRE Properties, Inc. REIT	10,291	520,210
BRT Realty Trust REIT*	9,712	67,887
Camden Property Trust REIT	12,552	825,294
Capital Trust, Inc., Class A REIT*†	4,198	15,826
CapLease, Inc. REIT	46,885	188,947
Capstead Mortgage Corp. REIT	32,429	425,144
CBL & Associates Properties, Inc. REIT	33,587	635,466
Cedar Realty Trust, Inc. REIT	4,496	23,020
Chimera Investment Corp. REIT	109,899	311,014
Cogdell Spencer, Inc. REIT	46,163	195,731
Colonial Properties Trust REIT	17,084	371,235
CommonWealth REIT REIT	8,590	159,946
Corporate Office Properties Trust REIT	12,130	281,537
Cousins Properties, Inc. REIT	43,575	330,298
CubeSmart REIT	37,992	452,105

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
CYS Investments, Inc. REIT†	34,604	$452,966
DCT Industrial Trust, Inc. REIT	18,769	110,737
DDR Corp. REIT†	24,698	360,591
DiamondRock Hospitality Co. REIT	34,477	354,768
Digital Realty Trust, Inc. REIT†	16,306	1,206,155
Douglas Emmett, Inc. REIT	18,650	425,406
Duke Realty Corp. REIT	33,895	486,054
DuPont Fabros Technology, Inc. REIT†	12,750	311,737
EastGroup Properties, Inc. REIT	7,357	369,469
Education Realty Trust, Inc. REIT	33,387	361,915
Entertainment Properties Trust REIT	10,885	504,846
Equity Lifestyle Properties, Inc. REIT	7,123	496,758
Equity One, Inc. REIT	22,306	451,027
Essex Property Trust, Inc. REIT	4,878	739,066
Extra Space Storage, Inc. REIT	24,311	699,914
Federal Realty Investment Trust REIT	10,597	1,025,684
FelCor Lodging Trust, Inc. REIT*	33,618	121,025
First Industrial Realty Trust, Inc. REIT*	10,948	135,208
First Potomac Realty Trust REIT	7,225	87,350
Franklin Street Properties Corp. REIT	16,006	169,664
General Growth Properties, Inc. REIT	86,585	1,471,079
Getty Realty Corp. REIT†	1,935	30,147
Glimcher Realty Trust REIT	17,380	177,624
Government Properties Income Trust REIT	14,341	345,761
Gramercy Capital Corp. REIT*	3,048	8,138
Hatteras Financial Corp. REIT	15,890	443,331
Healthcare Realty Trust, Inc. REIT	18,697	411,334
Hersha Hospitality Trust REIT	37,283	203,565
Highwoods Properties, Inc. REIT†	11,752	391,577
Home Properties, Inc. REIT	5,587	340,863
Hospitality Properties Trust REIT	18,862	499,277
Inland Real Estate Corp. REIT	32,701	290,058
Invesco Mortgage Capital, Inc. REIT	10,442	184,301
Investors Real Estate Trust REIT†	13,985	107,545
iStar Financial, Inc. REIT*†	17,809	129,115
Kilroy Realty Corp. REIT	9,701	452,164
Kite Realty Group Trust REIT	13,680	72,094
LaSalle Hotel Properties REIT	11,043	310,750
Lexington Realty Trust REIT†	15,470	139,075
Liberty Property Trust REIT	16,183	578,057
LTC Properties, Inc. REIT	6,423	205,536
Macerich Co. (The) REIT	22,186	1,281,241
Mack-Cali Realty Corp. REIT	10,597	305,406
Medical Properties Trust, Inc. REIT	26,987	250,439
MFA Financial, Inc. REIT	35,167	262,697
Mid-America Apartment Communities, Inc. REIT	7,444	498,971
Mission West Properties, Inc. REIT	7,471	73,664
Monmouth Real Estate Investment Corp., Class A REIT	9,567	93,183
MPG Office Trust, Inc. REIT*†	10,479	24,521
National Health Investors, Inc. REIT	2,715	132,438

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
National Retail Properties, Inc. REIT	10,392	$282,558
Newcastle Investment Corp. REIT	20,499	128,734
NorthStar Realty Finance Corp. REIT	20,272	109,672
Omega Healthcare Investors, Inc. REIT	19,310	410,531
Parkway Properties, Inc. REIT	3,135	32,855
Pennsylvania Real Estate Investment Trust REIT	5,599	85,497
PennyMac Mortgage Investment Trust REIT	17,296	322,916
Piedmont Office Realty Trust, Inc., Class A REIT	28,141	499,503
PMC Commercial Trust REIT	2,035	17,420
Post Properties, Inc. REIT	7,637	357,870
Potlatch Corp. REIT	9,789	306,787
PS Business Parks, Inc. REIT	2,662	174,467
RAIT Financial Trust REIT	25,884	128,643
Ramco-Gershenson Properties Trust REIT	14,636	178,852
Rayonier, Inc. REIT	20,078	885,239
Realty Income Corp. REIT†	19,515	755,816
Redwood Trust, Inc. REIT	23,999	268,789
Regency Centers Corp. REIT	12,394	551,285
Resource Capital Corp. REIT†	43,518	234,562
RLJ Lodging Trust REIT	5,169	96,298
Rouse Properties, Inc. REIT*	6,331	85,722
Sabra Healthcare REIT, Inc. REIT	1,477	24,282
Saul Centers, Inc. REIT	1,310	52,872
Senior Housing Properties Trust REIT	22,317	492,090
SL Green Realty Corp. REIT	12,420	963,171
Sovran Self Storage, Inc. REIT	8,547	425,897
Starwood Property Trust, Inc. REIT	23,269	489,114
Strategic Hotels & Resorts, Inc. REIT*	29,212	192,215
Sun Communities, Inc. REIT	3,803	164,784
Sunstone Hotel Investors, Inc. REIT*	15,570	151,652
Tanger Factory Outlet Centers, Inc. REIT	21,379	635,598
Taubman Centers, Inc. REIT	8,675	632,841
UDR, Inc. REIT	35,470	947,404
Universal Health Realty Income Trust REIT	2,198	87,107
Urstadt Biddle Properties, Inc., Class A REIT	9,838	194,202
Washington Real Estate Investment Trust REIT	13,703	406,979
Weingarten Realty Investors REIT†	20,384	538,749
Winthrop Realty Trust REIT	3,054	35,396

		43,558,843

Real Estate Management & Development—0.6%
Altisource Portfolio Solutions SA (Luxembourg)*	1,020	61,853
Brookfield Office Properties, Inc.	55,336	965,613
Consolidated-Tomoka Land Co.†	530	15,768
Forest City Enterprises, Inc., Class A*	33,533	525,127
Forestar Group, Inc.*	8,367	128,768
Howard Hughes Corp. (The)*	4,367	278,920
Jones Lang LaSalle, Inc.	4,729	393,973
St. Joe Co. (The)*†	9,635	183,161

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Tejon Ranch Co.*	2,983	$85,433
Thomas Properties Group, Inc.	2,396	10,998

		2,649,614

Road & Rail—1.3%
Amerco, Inc.	547	57,714
Arkansas Best Corp.	2,819	53,025
Avis Budget Group, Inc.*	13,648	193,119
Celadon Group, Inc.	11,882	184,765
Con-way, Inc.	6,152	200,617
Dollar Thrifty Automotive Group, Inc.*	5,367	434,244
Genesee & Wyoming, Inc., Class A*	8,456	461,529
Heartland Express, Inc.	15,449	223,393
Hertz Global Holdings, Inc.*	22,711	341,573
J.B. Hunt Transport Services, Inc.	19,188	1,043,252
Kansas City Southern*	16,425	1,177,508
Knight Transportation, Inc.	14,495	255,982
Landstar System, Inc.	8,939	515,959
Old Dominion Freight Line, Inc.*	8,482	404,337
PAM Transportation Services, Inc.	1,139	12,745
Quality Distribution, Inc.*	5,838	80,448
Saia, Inc.*	1,522	25,889
Swift Transportation Co.*	21,197	244,613
Werner Enterprises, Inc.	11,650	289,619
YRC Worldwide, Inc.*	17	113

		6,200,444

Semiconductors & Semiconductor Equipment—3.0%
Advanced Energy Industries, Inc.*	9,964	130,728
Aetrium, Inc.*	614	491
Amkor Technology, Inc.*†	26,356	161,958
Anadigics, Inc.*	15,184	35,986
Applied Micro Circuits Corp.*	11,626	80,684
Atmel Corp.*	90,250	889,865
ATMI, Inc.*	3,386	78,894
Axcelis Technologies, Inc.*	20,883	35,919
AXT, Inc.*	5,871	37,281
Brooks Automation, Inc.	9,612	118,516
Cabot Microelectronics Corp.	5,893	229,120
Cavium, Inc.*	11,274	348,818
Ceva, Inc.*†	3,801	86,321
Cirrus Logic, Inc.*	16,788	399,554
Cohu, Inc.	1,889	21,478
Cree, Inc.*†	14,245	450,569
Cymer, Inc.*	2,731	136,550
Cypress Semiconductor Corp.*	21,129	330,246
Diodes, Inc.*	3,326	77,097
DSP Group, Inc.*	4,251	28,312
Entegris, Inc.*	30,372	283,675
Exar Corp.*†	3,475	29,190
Fairchild Semiconductor International, Inc.*	10,376	152,527
Formfactor, Inc.*	11,437	63,818
FSI International, Inc.*	4,280	20,929
GigOptix, Inc.*	828	2,302
GT Advanced Technologies, Inc.*†	28,398	234,851
Hittite Microwave Corp.*	6,713	364,583
Integrated Device Technology, Inc.*	48,629	347,697
Integrated Silicon Solution, Inc.*	2,930	32,699
International Rectifier Corp.*	7,620	175,793
Intersil Corp., Class A	27,625	309,400
IXYS Corp.*	3,270	43,164
Kopin Corp.*	5,031	20,476

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Kulicke & Soffa Industries, Inc.*	11,993	$149,073
Lam Research Corp.*†	18,019	804,008
Lattice Semiconductor Corp.*	16,642	107,008
LTX-Credence Corp.*	8,847	63,610
Marvell Technology Group Ltd. (Bermuda)*	78,244	1,230,778
Mattson Technology, Inc.*	4,081	11,304
Maxim Integrated Products, Inc.	37,778	1,080,073
Micrel, Inc.	11,121	114,101
Microsemi Corp.*	13,240	283,866
Mindspeed Technologies, Inc.*†	9,324	59,394
MIPS Technologies, Inc.*	15,340	83,450
MKS Instruments, Inc.	4,420	130,523
Monolithic Power Systems, Inc.*	2,918	57,397
MoSys, Inc.*†	3,592	14,260
NVE Corp.*	771	40,863
Omnivision Technologies, Inc.*	11,385	227,700
ON Semiconductor Corp.*	62,204	560,458
PDF Solutions, Inc.*†	9,022	76,055
Pericom Semiconductor Corp.*	2,254	18,235
Photronics, Inc.*†	15,405	102,443
PLX Technology, Inc.*	2,950	11,859
PMC - Sierra, Inc.*	56,477	408,329
Power Integrations, Inc.	4,153	154,159
QuickLogic Corp.*†	14,701	40,134
Rambus, Inc.*†	13,734	88,584
Ramtron International Corp.*	1,920	3,821
RF Micro Devices, Inc.*	21,336	106,253
Rudolph Technologies, Inc.*	2,516	27,953
Semtech Corp.*	9,874	281,014
Sigma Designs, Inc.*	8,818	45,677
Silicon Image, Inc.*	8,359	49,151
Silicon Laboratories, Inc.*	8,366	359,738
Skyworks Solutions, Inc.*	30,058	831,104
Spire Corp.*	1,921	2,228
Standard Microsystems Corp.*	2,548	65,917
SunPower Corp.*	2,843	18,138
Supertex, Inc.*	815	14,727
Tessera Technologies, Inc.*	6,777	116,903
Transwitch Corp.*	429	1,124
TriQuint Semiconductor, Inc.*	34,569	238,353
Ultra Clean Holdings, Inc.*	6,562	49,478
Ultratech, Inc.*	2,462	71,349
Veeco Instruments, Inc.*†	4,306	123,152
Volterra Semiconductor Corp.*	3,597	123,791

		14,207,026

Software—4.1%
Accelrys, Inc.*	6,341	50,601
ACI Worldwide, Inc.*	4,103	165,228
Activision Blizzard, Inc.†	88,409	1,133,403
Actuate Corp.*	6,674	41,913
Advent Software, Inc.*	3,638	93,133
American Software, Inc., Class A	7,072	60,678
ANSYS, Inc.*	12,310	800,396
Ariba, Inc.*	13,047	426,767
Aspen Technology, Inc.*	3,461	71,054
Blackbaud, Inc.	6,583	218,753
Bottomline Technologies, Inc.*	7,908	220,950
BroadSoft, Inc.*†	689	26,354
Cadence Design Systems, Inc.*	53,095	628,645
Callidus Software, Inc.*	14,237	111,191
CommVault Systems, Inc.*	10,616	526,978
Compuware Corp.*	23,815	218,860

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Concur Technologies, Inc.*†	7,229	$414,800
Datawatch Corp.*	3,500	46,515
Ebix, Inc.†	3,924	90,880
EPIQ Systems, Inc.	7,191	87,011
Evergreen Energy, Inc.*	373	19
Evolving Systems, Inc.	1,123	6,278
Factset Research Systems, Inc.	6,018	596,023
Fair Isaac Corp.	8,755	384,344
FalconStor Software, Inc.*†	4,054	15,162
Fortinet, Inc.*	15,380	425,257
Informatica Corp.*	14,190	750,651
Interactive Intelligence Group, Inc.*	1,644	50,158
JDA Software Group, Inc.*	8,151	223,989
Kenexa Corp.*	4,449	138,987
Manhattan Associates, Inc.*	2,125	101,001
Mentor Graphics Corp.*	30,439	452,324
MICROS Systems, Inc.*	9,995	552,624
MicroStrategy, Inc., Class A*	791	110,740
Netscout Systems, Inc.*	3,784	76,967
NetSuite, Inc.*	1,387	69,752
Nuance Communications, Inc.*	45,529	1,164,632
Parametric Technology Corp.*	25,649	716,633
Pegasystems, Inc.	2,142	81,739
Progress Software Corp.*	6,994	165,198
PROS Holdings, Inc.*	1,506	28,162
QAD, Inc., Class B*	136	1,783
QLIK Technologies, Inc.*	3,402	108,864
Quest Software, Inc.*	11,892	276,727
Rovi Corp.*	19,181	624,342
Scientific Learning Corp.*	3,146	5,600
SeaChange International, Inc.*	3,359	26,133
Smith Micro Software, Inc.*	2,612	6,086
SolarWinds, Inc.*	12,598	486,913
Solera Holdings, Inc.	13,734	630,253
Sonic Foundry, Inc.*	1,155	9,829
Sourcefire, Inc.*	584	28,108
Synchronoss Technologies, Inc.*†	9,776	312,050
Synopsys, Inc.*	27,981	857,897
Take-Two Interactive Software, Inc.*†	23,034	354,378
Taleo Corp., Class A*	10,903	500,775
TeleCommunication Systems, Inc., Class A*	67,716	188,250
THQ, Inc.*†	12,835	7,188
TIBCO Software, Inc.*	28,166	859,063
TiVo, Inc.*	36,938	442,887
Tyler Technologies, Inc.*	9,640	370,272
Ultimate Software Group, Inc.*	1,966	144,068
VASCO Data Security International, Inc.*	4,225	45,588
Versant Corp.*	1,264	13,436
VirnetX Holding Corp.*†	1,128	26,993
VMware, Inc., Class A*	7,876	885,026
Websense, Inc.*	4,024	84,866
Zynga, Inc., Class A*†	22,392	294,455

		19,136,580

Specialty Retail—3.4%
Aaron’s, Inc.	17,708	458,637
Advance Auto Parts, Inc.	8,467	749,922
Aeropostale, Inc.*	8,619	186,343
American Eagle Outfitters, Inc.	21,971	377,681
America’s Car-Mart, Inc.*	1,569	69,005
ANN, Inc.*	10,541	301,894
Asbury Automotive Group, Inc.*	5,664	152,928

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Ascena Retail Group, Inc.*	9,594	$425,206
Barnes & Noble, Inc.*†	3,301	43,738
Bebe Stores, Inc.	9,951	91,848
Big 5 Sporting Goods Corp.	2,416	18,941
Brown Shoe Co., Inc.	5,385	49,704
Buckle, Inc. (The)†	3,569	170,955
Build-A-Bear Workshop, Inc.*	5,570	29,242
Cabela’s, Inc.*	10,417	397,409
Cache, Inc.*	2,130	14,910
Casual Male Retail Group, Inc.*	2,471	8,303
Cato Corp. (The), Class A	4,713	130,267
Charming Shoppes, Inc.*	28,295	166,940
Chico’s FAS, Inc.	19,873	300,082
Children’s Place Retail Stores, Inc. (The)*†	4,359	225,230
Christopher & Banks Corp.	9,394	17,473
Citi Trends, Inc.*	8,340	95,576
Coldwater Creek, Inc.*	47,132	54,673
Collective Brands, Inc.*†	8,152	160,268
Cost Plus, Inc.*	2,725	48,778
Destination Maternity Corp.	1,368	25,404
Dick’s Sporting Goods, Inc.	13,341	641,435
DSW, Inc., Class A	3,315	181,563
Finish Line, Inc. (The), Class A	6,338	134,492
Foot Locker, Inc.	18,466	573,369
Genesco, Inc.*	2,452	175,686
Group 1 Automotive, Inc.	2,367	132,954
Guess?, Inc.	9,795	306,094
Haverty Furniture Cos., Inc.	2,301	25,541
Hibbett Sports, Inc.*	3,546	193,434
Hot Topic, Inc.	22,025	223,554
JOS A. Bank Clothiers, Inc.*	3,491	175,981
Kirkland’s, Inc.*	2,193	35,483
Lithia Motors, Inc., Class A	3,558	93,220
Lumber Liquidators Holdings, Inc.*†	10,206	256,273
MarineMax, Inc.*	3,026	24,904
Men’s Wearhouse, Inc. (The)	3,813	147,830
Midas, Inc.*	5,745	65,953
Monro Muffler Brake, Inc.†	5,955	247,073
Office Depot, Inc.*	24,187	83,445
OfficeMax, Inc.*	6,942	39,708
Pacific Sunwear of California, Inc.*†	18,790	33,070
Penske Automotive Group, Inc.	10,147	249,921
Pep Boys-Manny, Moe & Jack (The)	22,646	337,878
PetSmart, Inc.	20,979	1,200,418
Pier 1 Imports, Inc.*	22,968	417,558
RadioShack Corp.†	19,631	122,105
Rent-A-Center, Inc.	12,187	460,059
Sally Beauty Holdings, Inc.*	19,894	493,371
Select Comfort Corp.*	10,528	341,002
Shoe Carnival, Inc.*	1,098	35,378
Signet Jewelers Ltd. (Bermuda)	14,589	689,768
Sonic Automotive, Inc., Class A	8,013	143,513
Stage Stores, Inc.	8,324	135,182
Stein Mart, Inc.*	3,731	24,625
Systemax, Inc.*	1,358	22,896
Talbots, Inc.*†	64,120	194,284
Tractor Supply Co.	9,450	855,792
Trans World Entertainment Corp.*	1,932	4,096
Ulta Salon Cosmetics & Fragrance, Inc.	10,623	986,770
Vitamin Shoppe, Inc.*	507	22,414

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
West Marine, Inc.*	6,841	$81,955
Wet Seal, Inc. (The), Class A*	48,869	168,598
Williams-Sonoma, Inc.	8,120	304,338
Zale Corp.*	12,363	38,202

		15,892,542

Textiles, Apparel & Luxury Goods—1.3%
Carter’s, Inc.*	6,879	342,368
Charles & Colvard Ltd.*	693	3,202
Cherokee, Inc.†	2,054	23,395
Columbia Sportswear Co.	1,447	68,660
Crocs, Inc.*	18,713	391,476
Culp, Inc.*	888	9,750
Deckers Outdoor Corp.*	6,235	393,117
Forward Industries, Inc.*†	3,751	8,890
Fossil, Inc.*	7,208	951,312
Hallwood Group, Inc. (The)*	100	1,187
Hanesbrands, Inc.*	16,070	474,708
Iconix Brand Group, Inc.*	13,558	235,638
Jones Group, Inc. (The)	7,884	99,023
Kenneth Cole Productions, Inc., Class A*	4,620	74,382
K-Swiss, Inc., Class A*†	2,909	11,927
Liz Claiborne, Inc.*	16,691	222,992
Maidenform Brands, Inc.*	2,034	45,785
Movado Group, Inc.	1,527	37,488
Oxford Industries, Inc.	3,507	178,226
PVH Corp.	7,616	680,337
Quiksilver, Inc.*	7,789	31,467
Skechers U.S.A., Inc., Class A*†	7,438	94,611
Steven Madden Ltd.*	6,035	257,996
True Religion Apparel, Inc.*	2,947	80,748
Under Armour, Inc., Class A*†	5,928	557,232
Unifi, Inc.*	3,223	31,134
Warnaco Group, Inc. (The)*	5,608	327,507
Wolverine World Wide, Inc.	11,160	414,929

		6,049,487

Thrifts & Mortgage Finance—1.0%
Apollo Residential Mortgage, Inc.	5,328	97,929
Astoria Financial Corp.	12,205	120,341
Bank Mutual Corp.	5,557	22,450
BankAtlantic Bancorp, Inc., Class A*	6,764	27,732
BankUnited, Inc.	4,652	116,300
Beneficial Mutual Bancorp, Inc.*	4,733	41,366
Brookline Bancorp, Inc.	10,999	103,061
Capitol Federal Financial, Inc.	25,678	304,541
CFS Bancorp, Inc.	2,085	11,718
Dime Community Bancshares, Inc.	3,549	51,851
Doral Financial Corp. (Puerto Rico)*	70,932	109,235
ESSA Bancorp, Inc.	5,953	58,339
Federal Agricultural Mortgage Corp., Class C	4,576	103,875
Federal Home Loan Mortgage Corp.*†	43,895	13,169
Federal National Mortgage Association*†	66,437	19,566
First Financial Holdings, Inc.	3,864	42,504
First Financial Northwest, Inc.*†	3,255	25,129
Flagstar Bancorp, Inc.*	49,751	45,771
Flushing Financial Corp.	2,981	40,124
Kearny Financial Corp.†	3,008	29,328
MGIC Investment Corp.*†	12,237	60,696
NASB Financial, Inc.*	529	8,173

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
New York Community Bancorp, Inc.†	53,430	$743,211
Northfield Bancorp, Inc.†	6,837	97,222
Northwest Bancshares, Inc.	17,417	221,196
OceanFirst Financial Corp.†	2,108	30,018
Ocwen Financial Corp.*	23,494	367,211
Oritani Financial Corp.	20,044	294,246
Provident Financial Services, Inc.	16,334	237,333
Provident New York Bancorp	5,681	48,061
Radian Group, Inc.†	23,028	100,172
Riverview Bancorp, Inc.*	2,602	5,881
TFS Financial Corp.*	13,499	128,240
Tree.com, Inc.*	5,006	38,046
Triad Guaranty, Inc.*†	5,663	425
Trustco Bank Corp.	7,080	40,427
United Financial Bancorp, Inc.	5,398	85,396
ViewPoint Financial Group	6,157	94,695
Washington Federal, Inc.	25,523	429,297
Westfield Financial, Inc.	8,596	67,994
WSFS Financial Corp.	1,929	79,089

		4,561,358

Tobacco—0.1%
Alliance One International, Inc.*†	28,423	107,155
Universal Corp.	3,751	174,797
Vector Group Ltd.†	21,852	387,217

		669,169

Trading Companies & Distributors—0.9%
Aceto Corp.	3,385	32,124
Air Lease Corp.*†	12,769	307,350
Aircastle Ltd.	14,047	171,935
Ampal-American Israel Corp., Class A*	15,776	3,608
Applied Industrial Technologies, Inc.	9,469	389,460
Beacon Roofing Supply, Inc.*†	14,827	381,944
GATX Corp.	10,704	431,371
H&E Equipment Services, Inc.*	1,490	28,191
Houston Wire & Cable Co.	6,215	86,326
Interline Brands, Inc.*	6,176	133,463
Kaman Corp.	2,736	92,887
MSC Industrial Direct Co., Inc., Class A	5,515	459,289
RSC Holdings, Inc.*	14,399	325,274
Rush Enterprises, Inc., Class A*	3,897	82,694
United Rentals, Inc.*†	9,145	392,229
Watsco, Inc.	5,736	424,694
WESCO International, Inc.*	5,516	360,250
Willis Lease Finance Corp.*	1,234	16,054

		4,119,143

Water Utilities—0.5%
American States Water Co.	3,697	133,610
American Water Works Co., Inc.	25,387	863,920
Aqua America, Inc.†	31,674	706,013
California Water Service Group	13,226	240,845
Connecticut Water Service, Inc.	3,803	107,587
Middlesex Water Co.	2,861	54,044
SJW Corp.†	5,096	122,916

		2,228,935

Wireless Telecommunication Services—0.5%
Clearwire Corp., Class A*	23,621	53,856
Leap Wireless International, Inc.*†	16,479	143,862

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
NII Holdings, Inc.*†			25,758	$471,629
NTELOS Holdings Corp.			1,551	32,106
SBA Communications Corp., Class A*			21,313	1,082,913
Shenandoah Telecommunications Co.			2,133	23,783
Telephone & Data Systems, Inc.			8,723	201,937
United States Cellular Corp.*			1,375	56,279
USA Mobility, Inc.			3,582	49,897

				2,116,262

TOTAL COMMON STOCKS (Cost $374,590,676)				458,070,190

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.078%	06/21/2012	‡‡	$65,000	64,992
0.061%	05/24/2012	‡‡	425,000	424,963

TOTAL U.S. TREASURY OBLIGATIONS (Cost $489,951)				489,955

			Shares	Value
RIGHTS—0.0%
Machinery—0.0%
Gerber Scientific, Inc. CVR*‡d			3,478	—

Oil, Gas & Consumable Fuels—0.0%
DHT Holdings, Inc., Expires 04/27/2012*‡			78	8,112

Pharmaceuticals—0.0%
Forest Laboratories, Inc.*‡d			2,916	—

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.*‡d			2,807	—

TOTAL RIGHTS (Cost $—)				8,112

WARRANTS—0.0%
Diversified Financial Services—0.0%
Pegasus Wireless Corp., Strike $1.00*‡d			200	—

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 10/14/2013, Strike $10.50*†‡d			2,972	—

TOTAL WARRANTS (Cost $—)				—

MONEY MARKET FUNDS—12.2%
Institutional Money Market Funds—12.2%
Dreyfus Institutional Cash Advantage Fund, 0.17%††¥			8,300,000	8,300,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%¥			6,667,517	6,667,517
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%††¥			8,662,086	8,662,085

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.20%††¥	8,300,000	$8,300,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%††¥	8,300,000	8,300,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%††¥	8,300,000	8,300,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.08%††¥	8,300,000	8,300,000

TOTAL MONEY MARKET FUNDS
(Cost $56,829,602)		56,829,602

TOTAL INVESTMENTS—110.5%
(Cost $431,910,229)		515,397,859
Other assets less liabilities—(10.5%)		(48,904,977)

NET ASSETS—100.0%		$466,492,882

Legend to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-incomeproducing.
d	Security has no market value at March 31, 2012.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—95.8%
Australia—8.1%
AGL Energy Ltd.†	8,848	$135,241
Alumina Ltd.	43,731	56,150
Amcor Ltd.	22,424	172,938
AMP Ltd.	55,366	247,964
APA Group†	11,325	59,973
Asciano Ltd.	18,139	92,296
ASX Ltd.	3,174	109,147
Australia & New Zealand Banking Group Ltd.†	50,334	1,214,270
Bendigo and Adelaide Bank Ltd.	6,445	51,819
BHP Billiton Ltd.†	61,244	2,207,825
Boral Ltd.	13,708	57,454
Brambles Ltd.	28,099	206,736
Caltex Australia Ltd.†	2,904	41,785
Campbell Brothers Ltd.	1,342	93,825
CFS Retail Property Trust REIT	37,176	68,876
Coca-Cola Amatil Ltd.†	10,917	141,042
Cochlear Ltd.†	1,128	72,264
Commonwealth Bank of Australia	30,086	1,561,255
Computershare Ltd.†	8,966	83,697
Crown Ltd.	9,242	83,403
CSL Ltd.†	9,922	369,479
Dexus Property Group REIT†	86,134	77,838
Echo Entertainment Group Ltd.	13,011	59,319
Fairfax Media Ltd.†	41,888	31,531
Fortescue Metals Group Ltd.†	23,363	140,984
Goodman Group REIT†	126,334	90,697
GPT Group REIT	31,828	102,974
Harvey Norman Holdings Ltd.	10,998	22,923
Iluka Resources Ltd.†	8,222	152,468
Incitec Pivot Ltd.	31,076	101,874
Insurance Australia Group Ltd.	38,050	134,352
Leighton Holdings Ltd.	3,007	66,201
Lend Lease Group	9,706	75,310
Lynas Corp. Ltd.*	27,782	31,728
Macquarie Group Ltd.	6,443	194,921
Metcash Ltd.†‡	14,473	61,242
Mirvac Group REIT	66,619	81,006
National Australia Bank Ltd.†	42,128	1,075,448
Newcrest Mining Ltd.	14,702	452,185
Orica Ltd.†	7,086	206,053
Origin Energy Ltd.	20,986	290,379
OZ Minerals Ltd.	5,881	59,649
Qantas Airways Ltd.*	18,484	34,242
QBE Insurance Group Ltd.†	21,572	316,568
QR National Ltd.	30,950	119,844
Ramsay Health Care Ltd.	2,635	53,397
Rio Tinto Ltd.	8,359	567,035
Santos Ltd.†	17,876	263,962
Sonic Healthcare Ltd.	7,094	92,009
SP AusNet	30,909	34,435
Stockland REIT†	44,711	136,330
Suncorp Group Ltd.	23,911	208,552
Sydney Airport	13,260	39,456
Tabcorp Holdings Ltd.	13,011	36,670
Tatts Group Ltd.†	25,228	64,637
Telstra Corp. Ltd.	82,292	280,288
Toll Holdings Ltd.	11,926	72,733
Transurban Group	25,584	148,270
Wesfarmers Ltd.	19,287	600,564
Westfield Group REIT	41,335	378,964
Westfield Retail Trust REIT†	55,532	148,740
Westpac Banking Corp.	57,884	1,313,898

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Woodside Petroleum Ltd.	12,384	$447,559
Woolworths Ltd.	23,481	632,327
WorleyParsons Ltd.	3,580	106,068

		16,733,069

Austria—0.2%
Erste Group Bank AG	3,421	79,051
IMMOFINANZ AG*	17,662	64,223
OMV AG	2,952	104,992
Raiffeisen Bank International AG†	930	32,923
Telekom Austria AG	6,206	72,298
Verbund AG	1,308	39,814
Vienna Insurance Group AG Wiener Versicherung Gruppe	618	27,258
Voestalpine AG	2,136	72,036

		492,595

Belgium—1.0%
Ageas	40,792	89,724
Anheuser-Busch InBev NV	15,345	1,117,558
Belgacom SA	2,808	90,313
Colruyt SA	1,280	51,419
Delhaize Group SA	1,850	97,310
Groupe Bruxelles Lambert SA	1,525	118,086
Groupe Bruxelles Lambert SA STRIP VVPR*	127	1
KBC Groep NV	2,865	72,058
Mobistar SA	586	29,211
NV Bekaert SA†	755	24,344
Solvay SA	1,122	132,903
UCB SA	1,970	85,029
Umicore SA	2,256	124,344

		2,032,300

Bermuda—0.1%
Seadrill Ltd.	6,233	234,049

China—0.0%
Yangzijiang Shipbuilding Holdings Ltd.	34,000	36,003

Denmark—1.1%
A.P. Moller - Maersk A/S, Class A	10	73,809
A.P. Moller - Maersk A/S, Class B	26	201,412
Carlsberg A/S, Class B	1,998	165,750
Coloplast A/S, Class B	459	79,559
Danske Bank A/S*	12,674	215,432
DSV A/S	3,821	86,982
Novo Nordisk A/S, Class B	8,125	1,128,235
Novozymes A/S, Class B	4,195	122,477
TDC A/S	9,968	72,612
Tryg A/S	491	27,734
Vestas Wind Systems A/S*	3,587	36,481
William Demant Holding A/S*	482	45,039

		2,255,522

Finland—0.8%
Elisa Oyj	2,840	68,105
Fortum Oyj	8,280	201,036
Kesko Oyj, Class B	1,238	40,163
Kone Oyj, Class B	3,040	169,275
Metso Oyj†	2,339	99,950
Neste Oil Oyj†	2,068	25,462
Nokia Oyj	72,126	394,584
Nokian Renkaat Oyj	2,164	105,456
Orion Oyj, Class B†	1,592	31,475

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Pohjola Bank plc, Class A†	2,462	$27,280
Sampo Oyj, Class A	8,152	235,560
Sanoma Oyj†	1,243	15,899
Stora Enso Oyj (Registered), Class R	11,073	82,331
UPM-Kymmene Oyj†	9,762	132,959
Wartsila Oyj Abp	3,250	122,553

		1,752,088

France—8.5%
Accor SA	2,627	93,758
Aeroports de Paris	714	58,629
Air Liquide SA	5,435	724,801
Alcatel-Lucent*	46,002	104,867
Alstom SA	3,861	150,700
Arkema SA	1,086	101,279
AtoS	1,021	58,886
AXA SA	32,748	543,450
BNP Paribas SA	18,481	879,145
Bouygues SA	3,534	107,769
Bureau Veritas SA	1,071	94,300
Cap Gemini SA	2,683	120,096
Carrefour SA	11,175	267,840
Casino Guichard Perrachon SA	1,097	108,147
Christian Dior SA	1,015	155,917
Cie de Saint-Gobain	7,740	345,335
Cie Generale de Geophysique- Veritas*	2,841	84,436
Cie Generale des Etablissements Michelin (Registered)	3,418	254,625
Cie Generale d’Optique Essilor International SA	3,880	345,928
CNP Assurances	2,704	42,204
Credit Agricole SA	19,718	122,775
Danone SA	11,178	779,729
Dassault Systemes SA	1,058	97,427
Edenred	3,055	91,951
EDF SA	4,433	101,203
Eiffage SA	649	25,073
Eurazeo	610	31,069
Eutelsat Communications SA	2,402	88,841
Fonciere Des Regions REIT	530	42,588
France Telecom SA	35,586	527,771
GDF Suez	23,741	613,669
Gecina SA REIT	463	48,372
Groupe Eurotunnel SA	10,695	92,940
ICADE REIT	448	39,986
Iliad SA	397	54,734
Imerys SA	725	44,132
JCDecaux SA*	1,204	36,794
Klepierre REIT	2,087	72,400
Lafarge SA	3,740	178,235
Lagardere SCA (Registered)	2,073	64,004
Legrand SA	4,381	161,322
L’Oreal SA	4,613	569,345
LVMH Moet Hennessy Louis Vuitton SA	4,858	835,986
Natixis	15,994	61,624
Neopost SA	600	38,617
Pernod-Ricard SA	3,821	399,506
Peugeot SA†	4,145	66,792
PPR	1,415	243,444
Publicis Groupe SA	2,839	156,513
Renault SA	3,588	189,251

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Safran SA	2,985	$109,703
Sanofi	21,742	1,686,995
Schneider Electric SA	9,384	613,909
SCOR SE	3,095	83,652
Societe BIC SA	579	58,119
Societe Generale SA	12,487	366,404
Societe Television Francaise 1	2,108	25,805
Sodexo	1,810	148,608
Suez Environnement Co.	5,623	86,262
Technip SA	1,891	223,298
Thales SA	1,765	66,086
Total SA†	40,480	2,067,701
Unibail-Rodamco SE (Paris Exchange) REIT	1,772	354,499
Vallourec SA	2,068	131,052
Veolia Environnement SA	7,140	118,304
Vinci SA	8,502	443,011
Vivendi SA	23,428	430,223
Wendel SA	688	58,817

		17,590,653

Germany—7.8%
Adidas AG	4,040	315,689
Allianz SE (Registered)	8,688	1,036,926
Axel Springer AG	720	36,374
BASF SE	17,534	1,533,164
Bayer AG	15,800	1,111,197
Bayerische Motoren Werke AG	6,350	571,223
Beiersdorf AG	1,946	126,959
Brenntag AG	837	102,480
Celesio AG	1,532	27,727
Commerzbank AG*	70,969	179,670
Continental AG*	1,571	148,308
Daimler AG (Registered)	17,325	1,044,702
Deutsche Bank AG (Registered)	17,787	885,599
Deutsche Boerse AG	3,780	254,520
Deutsche Lufthansa AG (Registered)	4,312	60,297
Deutsche Post AG (Registered)	16,018	308,329
Deutsche Telekom AG (Registered)	53,842	648,697
E.ON AG	34,471	825,823
Fraport AG Frankfurt Airport Services Worldwide	637	39,892
Fresenius Medical Care AG & Co. KGaA	3,947	279,408
Fresenius SE & Co. KGaA	2,159	221,395
GEA Group AG	3,459	119,316
Hannover Rueckversicherung AG (Registered)	1,141	67,797
HeidelbergCement AG	2,572	155,307
Henkel AG & Co. KGaA	2,499	155,957
Hochtief AG	816	49,368
Infineon Technologies AG	20,734	211,909
K+S AG	3,370	176,241
Kabel Deutschland Holding AG*	1,605	99,080
Lanxess AG	1,585	130,910
Linde AG	3,276	587,666
MAN SE	1,157	154,010
Merck KGaA	1,191	131,796
Metro AG	2,425	93,769
Muenchener Rueckversicherungs AG (Registered)	3,375	508,954
RWE AG	9,228	440,675

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Salzgitter AG	718	$39,404
SAP AG	17,577	1,227,678
Siemens AG (Registered)	15,704	1,583,655
Suedzucker AG	1,160	36,933
ThyssenKrupp AG	7,346	182,874
United Internet AG (Registered)	2,186	41,200
Volkswagen AG	542	87,390
Wacker Chemie AG	270	23,802

		16,064,070

Greece—0.1%
Coca Cola Hellenic Bottling Co. SA*	3,300	63,212
Hellenic Telecommunications Organization SA	4,058	17,366
National Bank of Greece SA (Registered)*	17,188	44,533
OPAP SA	4,010	38,966

		164,077

Guernsey, Channel Islands—0.1%
Resolution Ltd.	25,527	106,649

Hong Kong—2.7%
AIA Group Ltd.	161,600	593,253
ASM Pacific Technology Ltd.†	3,500	51,257
Bank of East Asia Ltd.	30,720	115,534
BOC Hong Kong Holdings Ltd.	72,000	198,685
Cathay Pacific Airways Ltd.	23,000	42,624
Cheung Kong Holdings Ltd.	26,000	336,232
Cheung Kong Infrastructure Holdings Ltd.	9,000	54,783
CLP Holdings Ltd.	36,000	310,473
First Pacific Co. Ltd.	42,000	46,574
Foxconn International Holdings Ltd.*	41,000	29,200
Galaxy Entertainment Group Ltd.*†	26,000	71,503
Hang Lung Group Ltd.	16,000	103,807
Hang Lung Properties Ltd.	46,000	169,061
Hang Seng Bank Ltd.†	14,300	190,263
Henderson Land Development Co. Ltd.	17,000	93,932
HKT Trust and HKT Ltd.*	1,826	1,420
Hong Kong & China Gas Co. Ltd.	90,426	232,001
Hong Kong Exchanges and Clearing Ltd.	19,300	324,826
Hopewell Holdings Ltd.	11,000	30,210
Hutchison Whampoa Ltd.	41,000	410,000
Hysan Development Co. Ltd.	12,000	48,078
Kerry Properties Ltd.	12,500	56,517
Li & Fung Ltd.	109,200	249,911
Lifestyle International Holdings Ltd.	11,000	28,023
Link (The) REIT	42,000	156,280
MTR Corp. Ltd.	26,500	94,941
New World Development Co. Ltd.	72,900	87,779
Noble Group Ltd.	77,309	84,937
NWS Holdings Ltd.	26,500	40,699
Orient Overseas International Ltd.	3,700	26,334
PCCW Ltd.	84,000	30,106
Power Assets Holdings Ltd.	27,000	198,501
Shangri-La Asia Ltd.	28,000	61,429
Sino Land Co. Ltd.	55,000	88,203
SJM Holdings Ltd.	33,000	67,256
Sun Hung Kai Properties Ltd.	27,000	335,970

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Swire Pacific Ltd., Class A	13,500	$151,315
Wharf Holdings Ltd.	29,637	161,608
Wheelock & Co. Ltd.	17,000	51,419
Wing Hang Bank Ltd.	3,000	29,869
Yue Yuen Industrial Holdings Ltd.	14,000	49,236

		5,504,049

Ireland—0.8%
CRH plc (Dublin Exchange)	13,899	284,241
Elan Corp. plc*	9,085	133,622
Experian plc	18,705	291,773
Irish Bank Resolution Corp. Ltd.*‡d	11,206	—
James Hardie Industries SE CDI	7,989	63,838
Kerry Group plc, Class A	2,615	120,928
Shire plc	10,831	346,553
WPP plc	24,350	332,941

		1,573,896

Israel—0.6%
Bank Hapoalim BM	19,111	70,891
Bank Leumi Le-Israel BM	21,883	69,595
Bezeq Israeli Telecommunication Corp. Ltd.	33,542	55,442
Cellcom Israel Ltd.	826	10,593
Delek Group Ltd.	66	13,059
Elbit Systems Ltd.	388	15,156
Israel Chemicals Ltd.	8,215	94,907
Israel Corp. Ltd. (The)	39	26,640
Israel Discount Bank Ltd., Class A*	16,376	21,828
Mizrahi Tefahot Bank Ltd.	2,045	18,577
NICE Systems Ltd.*	1,032	40,639
Partner Communications Co. Ltd.	1,419	10,914
Teva Pharmaceutical Industries Ltd.	18,012	812,566

		1,260,807

Italy—2.1%
A2A SpA	17,876	14,336
Assicurazioni Generali SpA	22,022	341,879
Atlantia SpA	5,652	93,848
Autogrill SpA	2,307	24,354
Banca Carige SpA†	12,736	16,724
Banca Monte dei Paschi di Siena SpA†	100,790	42,501
Banco Popolare SC	35,958	68,194
Enel Green Power SpA	31,577	60,015
Enel SpA	126,353	456,815
ENI SpA	45,930	1,076,377
Exor SpA	1,270	32,065
Fiat Industrial SpA*	14,969	159,736
Fiat SpA	13,899	81,721
Finmeccanica SpA	7,024	38,030
Intesa Sanpaolo SpA	193,998	347,721
Intesa Sanpaolo SpA RSP	17,138	26,451
Luxottica Group SpA	2,311	83,499
Mediaset SpA	13,265	36,564
Mediobanca SpA	9,302	54,630
Pirelli & C. SpA	4,877	58,023
Prysmian SpA	3,602	63,340
Saipem SpA	5,127	264,889
Snam SpA	31,473	151,353
Telecom Italia SpA	174,969	208,265
Telecom Italia SpA RSP	110,811	108,808
Terna Rete Elettrica Nazionale SpA	23,458	94,213

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
UniCredit SpA	73,800	$369,578
Unione di Banche Italiane ScpA	14,166	60,046

		4,433,975

Japan—20.8%
ABC-Mart, Inc.	600	22,613
Advantest Corp.†	2,800	44,681
Aeon Co. Ltd.	11,100	146,222
Aeon Credit Service Co. Ltd.†	1,400	22,156
Aeon Mall Co. Ltd.	1,400	32,702
Air Water, Inc.	3,000	38,942
Aisin Seiki Co. Ltd.	3,800	135,148
Ajinomoto Co., Inc.	12,000	150,926
Alfresa Holdings Corp.	700	33,370
All Nippon Airways Co. Ltd.	15,000	45,327
Amada Co. Ltd.	7,000	47,541
Aozora Bank Ltd.†	11,000	31,982
Asahi Glass Co. Ltd.	20,000	171,453
Asahi Group Holdings Ltd.	7,100	157,780
Asahi Kasei Corp.	23,000	142,762
Asics Corp.†	3,000	34,262
Astellas Pharma, Inc.	8,375	344,958
Bank of Kyoto Ltd. (The)	6,000	54,686
Bank of Yokohama Ltd. (The)	23,000	115,661
Benesse Holdings, Inc.	1,300	64,794
Bridgestone Corp.	12,600	308,141
Brother Industries Ltd.	4,600	62,847
Canon, Inc.	21,700	1,038,043
Casio Computer Co. Ltd.*†	4,500	32,433
Central Japan Railway Co.	29	239,490
Chiba Bank Ltd. (The)	14,000	89,696
Chiyoda Corp.†	3,000	38,442
Chubu Electric Power Co., Inc.	12,900	233,178
Chugai Pharmaceutical Co. Ltd.	4,400	81,517
Chugoku Bank Ltd. (The)	3,000	40,702
Chugoku Electric Power Co., Inc. (The)	5,500	102,445
Citizen Holdings Co. Ltd.	4,700	29,972
Coca-Cola West Holdings Co. Ltd.	1,200	21,133
Cosmo Oil Co. Ltd.	12,000	33,485
Credit Saison Co. Ltd.†	3,100	63,206
Dai Nippon Printing Co. Ltd.†	11,000	113,201
Daicel Corp.	5,000	32,388
Daido Steel Co. Ltd.†	6,000	41,877
Daihatsu Motor Co. Ltd.†	4,000	73,803
Dai-ichi Life Insurance Co. Ltd. (The)†	174	243,083
Daiichi Sankyo Co. Ltd.†	12,702	232,179
Daikin Industries Ltd.†	4,400	120,718
Dainippon Sumitomo Pharma Co. Ltd.†	3,000	31,933
Daito Trust Construction Co. Ltd.	1,400	126,424
Daiwa House Industry Co. Ltd.†	9,000	119,644
Daiwa Securities Group, Inc.	31,000	123,525
Dena Co. Ltd.†	1,800	49,857
Denki Kagaku Kogyo K.K.	8,000	32,279
Denso Corp.	9,400	317,616
Dentsu, Inc.†	3,500	112,135
East Japan Railway Co.	6,400	404,025
Eisai Co. Ltd.†	4,700	186,885
Electric Power Development Co. Ltd.†	2,140	58,196
FamilyMart Co. Ltd.	1,200	50,857

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
FANUC Corp.	3,700	$662,726
Fast Retailing Co. Ltd.	1,000	229,431
Fuji Electric Co. Ltd.†	10,000	26,414
Fuji Heavy Industries Ltd.	11,000	89,838
FUJIFILM Holdings Corp.	8,600	203,570
Fujitsu Ltd.	35,000	185,800
Fukuoka Financial Group, Inc.	14,000	62,400
Furukawa Electric Co. Ltd.	12,000	32,161
Gree, Inc.†	1,800	45,352
GS Yuasa Corp.	6,000	33,176
Gunma Bank Ltd. (The)	8,000	42,974
Hachijuni Bank Ltd. (The)	8,000	47,339
Hakuhodo DY Holdings, Inc.	480	30,319
Hamamatsu Photonics KK	1,400	53,273
Hino Motors Ltd.	5,000	36,474
Hirose Electric Co. Ltd.†	630	66,547
Hiroshima Bank Ltd. (The)†	10,000	45,810
Hisamitsu Pharmaceutical Co., Inc.	1,200	56,976
Hitachi Chemical Co. Ltd.	1,700	30,847
Hitachi Construction Machinery Co. Ltd.	1,800	40,263
Hitachi High-Technologies Corp.	1,100	26,423
Hitachi Ltd.	85,000	549,944
Hitachi Metals Ltd.†	3,000	37,579
Hokkaido Electric Power Co., Inc.	3,400	50,005
Hokuhoku Financial Group, Inc.	23,000	44,086
Hokuriku Electric Power Co.	3,200	57,951
Honda Motor Co. Ltd.	31,100	1,197,792
HOYA Corp.	8,500	191,949
Ibiden Co. Ltd.	2,200	56,888
Idemitsu Kosan Co. Ltd.	400	40,025
IHI Corp.	26,000	66,090
INPEX Corp.	43	292,379
Isetan Mitsukoshi Holdings Ltd.†	7,040	83,150
Isuzu Motors Ltd.	23,000	135,709
ITOCHU Corp.	28,400	311,174
Itochu Techno-Solutions Corp.†	600	26,860
Iyo Bank Ltd. (The)†	5,000	44,432
J. Front Retailing Co. Ltd.	8,600	48,295
Japan Petroleum Exploration Co.†	500	23,448
Japan Prime Realty Investment Corp. REIT	12	34,621
Japan Real Estate Investment Corp. REIT†	10	88,173
Japan Retail Fund Investment Corp. REIT	38	56,546
Japan Steel Works Ltd. (The)†	6,000	41,411
Japan Tobacco, Inc.	85	481,139
JFE Holdings, Inc.	8,600	186,981
JGC Corp.	4,000	124,832
Joyo Bank Ltd. (The)	14,000	64,337
JS Group Corp.	5,200	109,472
JSR Corp.	3,500	71,016
JTEKT Corp.	4,700	56,893
Jupiter Telecommunications Co. Ltd.	33	33,047
JX Holdings, Inc.	41,810	260,861
Kajima Corp.†	17,000	51,899
Kamigumi Co. Ltd.	5,000	41,515
Kaneka Corp.	6,000	36,397
Kansai Electric Power Co., Inc. (The)	14,500	224,810
Kansai Paint Co. Ltd.†	4,000	40,552

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Kao Corp.	10,200	$268,976
Kawasaki Heavy Industries Ltd.†	25,000	77,262
Kawasaki Kisen Kaisha Ltd.*	12,000	26,675
KDDI Corp.†	56	364,367
Keikyu Corp.	9,000	78,812
Keio Corp.†	11,000	78,927
Keisei Electric Railway Co. Ltd.	6,000	46,536
Keyence Corp.	872	206,448
Kikkoman Corp.†	3,000	34,851
Kinden Corp.	2,000	15,490
Kintetsu Corp.†	31,000	118,110
Kirin Holdings Co. Ltd.	16,000	208,338
Kobe Steel Ltd.	46,000	75,223
Koito Manufacturing Co. Ltd.	2,000	32,541
Komatsu Ltd.	18,200	523,331
Konami Corp.	1,600	45,820
Konica Minolta Holdings, Inc.	9,000	79,414
Kubota Corp.	22,000	212,953
Kuraray Co. Ltd.	6,900	98,134
Kurita Water Industries Ltd.	2,100	51,701
Kyocera Corp.	3,000	277,496
Kyowa Hakko Kirin Co. Ltd.	5,000	55,825
Kyushu Electric Power Co., Inc.	7,800	111,357
Lawson, Inc.	1,100	69,297
Mabuchi Motor Co. Ltd.	400	18,275
Makita Corp.	2,100	85,243
Marubeni Corp.	31,000	225,438
Marui Group Co. Ltd.	4,000	33,534
Maruichi Steel Tube Ltd.	1,000	23,446
Mazda Motor Corp.*	49,000	86,796
McDonald’s Holdings Co. Japan Ltd.†	1,400	37,183
Medipal Holdings Corp.	2,800	36,431
MEIJI Holdings Co. Ltd.†	1,302	57,044
Miraca Holdings, Inc.	1,200	46,994
Mitsubishi Chemical Holdings Corp.	26,000	139,900
Mitsubishi Corp.	26,900	629,513
Mitsubishi Electric Corp.	37,000	330,395
Mitsubishi Estate Co. Ltd.	24,000	431,570
Mitsubishi Gas Chemical Co., Inc.	7,000	47,100
Mitsubishi Heavy Industries Ltd.	57,000	277,740
Mitsubishi Logistics Corp.	2,000	23,788
Mitsubishi Materials Corp.	21,000	67,034
Mitsubishi Motors Corp.*	72,000	82,280
Mitsubishi Tanabe Pharma Corp.	4,000	56,325
Mitsubishi UFJ Financial Group, Inc.	243,340	1,221,170
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,180	52,173
Mitsui & Co. Ltd.	33,300	549,593
Mitsui Chemicals, Inc.	15,000	45,748
Mitsui Fudosan Co. Ltd.	16,000	308,975
Mitsui OSK Lines Ltd.†	21,000	92,164
Mizuho Financial Group, Inc.†	436,880	718,786
MS&AD Insurance Group Holdings	10,874	224,965
Murata Manufacturing Co. Ltd.	3,800	226,724
Nabtesco Corp.†	2,000	41,414
Namco Bandai Holdings, Inc.	3,350	48,597
NEC Corp.*	47,000	98,853
NGK Insulators Ltd.	5,000	72,030
NGK Spark Plug Co. Ltd.	3,000	43,144
NHK Spring Co. Ltd.	3,000	32,593

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Nidec Corp.	2,100	$191,992
Nikon Corp.	6,600	202,710
Nintendo Co. Ltd.	1,900	288,581
Nippon Building Fund, Inc. REIT	12	114,236
Nippon Electric Glass Co. Ltd.	7,500	66,004
Nippon Express Co. Ltd.	16,000	62,804
Nippon Meat Packers, Inc.	3,000	38,305
Nippon Paper Group, Inc.†	1,900	39,667
Nippon Sheet Glass Co. Ltd.	16,000	24,740
Nippon Steel Corp.†	99,000	274,593
Nippon Telegraph & Telephone Corp.	8,200	371,658
Nippon Yusen K.K.	29,000	91,873
Nishi-Nippon City Bank Ltd. (The)	11,000	31,149
Nissan Motor Co. Ltd.	46,800	503,195
Nisshin Seifun Group, Inc.	3,200	38,885
Nisshin Steel Co. Ltd.	15,000	25,419
Nissin Foods Holdings Co. Ltd.†	1,100	41,172
Nitori Holdings Co. Ltd.	700	63,304
Nitto Denko Corp.	3,100	126,416
NKSJ Holdings, Inc.†	7,175	161,647
NOK Corp.	2,000	44,047
Nomura Holdings, Inc.	68,900	307,097
Nomura Real Estate Holdings, Inc.	1,700	30,226
Nomura Real Estate Office Fund, Inc. REIT	5	29,849
Nomura Research Institute Ltd.†	2,150	53,720
NSK Ltd.	8,000	62,284
NTN Corp.†	9,000	38,456
NTT Data Corp.†	23	81,486
NTT DoCoMo, Inc.†	293	487,288
NTT Urban Development Corp.	24	19,656
Obayashi Corp.	13,000	56,939
Odakyu Electric Railway Co. Ltd.†	12,000	113,477
OJI Paper Co. Ltd.†	15,000	72,770
Olympus Corp.*	4,000	65,710
Omron Corp.	3,800	82,296
Ono Pharmaceutical Co. Ltd.	1,500	83,575
Oracle Corp. Japan	600	22,853
Oriental Land Co. Ltd.†	900	96,543
ORIX Corp.†	1,960	188,309
Osaka Gas Co. Ltd.	35,000	140,489
Otsuka Corp.	300	24,441
Otsuka Holdings Co. Ltd.	4,600	136,365
Panasonic Corp.	42,500	396,307
Rakuten, Inc.	133	139,411
Resona Holdings, Inc.	36,000	166,522
Ricoh Co. Ltd.†	13,000	127,749
Rinnai Corp.	600	43,395
Rohm Co. Ltd.	1,800	89,318
Sankyo Co. Ltd.	900	44,291
Sanrio Co. Ltd.†	900	35,149
Santen Pharmaceutical Co. Ltd.	1,400	59,865
SBI Holdings, Inc.	383	36,559
Secom Co. Ltd.	3,900	192,178
Sega Sammy Holdings, Inc.	4,148	87,243
Seiko Epson Corp.†	2,400	34,013
Sekisui Chemical Co. Ltd.	8,000	69,697
Sekisui House Ltd.	11,000	108,615
Seven & I Holdings Co. Ltd.	14,540	433,575
Seven Bank Ltd.	9,000	19,737
Sharp Corp.†	20,000	147,311
Shikoku Electric Power Co., Inc.†	3,600	101,568

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Shimadzu Corp.	4,000	$36,405
Shimamura Co. Ltd.	400	44,921
Shimano, Inc.	1,500	90,697
Shimizu Corp.†	10,000	40,238
Shin-Etsu Chemical Co. Ltd.	7,900	459,700
Shinsei Bank Ltd.	30,000	39,493
Shionogi & Co. Ltd.†	5,500	76,365
Shiseido Co. Ltd.	7,100	122,958
Shizuoka Bank Ltd. (The)	11,000	113,575
Showa Denko K.K.	31,000	70,969
Showa Shell Sekiyu K.K.	2,900	18,603
SMC Corp.†	1,000	160,031
Softbank Corp.	17,000	506,110
Sojitz Corp.†	21,200	38,094
Sony Corp.	19,300	403,719
Sony Financial Holdings, Inc.†	3,400	60,670
Square Enix Holdings Co. Ltd.	1,000	21,087
Stanley Electric Co. Ltd.	2,500	40,040
Sumco Corp.*	1,900	23,392
Sumitomo Chemical Co. Ltd.	29,000	124,474
Sumitomo Corp.†	21,700	315,446
Sumitomo Electric Industries Ltd.	14,400	199,394
Sumitomo Heavy Industries Ltd.	10,000	55,955
Sumitomo Metal Industries Ltd.	61,000	124,436
Sumitomo Metal Mining Co. Ltd.	10,000	141,815
Sumitomo Mitsui Financial Group, Inc.	25,700	850,612
Sumitomo Mitsui Trust Holdings, Inc.	57,740	185,955
Sumitomo Realty & Development Co. Ltd.	6,500	158,287
Sumitomo Rubber Industries Ltd.	3,000	40,248
Suruga Bank Ltd.	4,000	41,045
Suzuken Co. Ltd.	1,260	38,974
Suzuki Motor Corp.	6,300	151,799
Sysmex Corp.†	1,500	60,940
T&D Holdings, Inc.	11,200	130,769
Taisei Corp.	20,000	52,329
Taisho Pharmaceutical Holdings Co. Ltd.†	690	55,919
Taiyo Nippon Sanso Corp.†	5,000	35,471
Takashimaya Co. Ltd.	5,000	41,748
Takeda Pharmaceutical Co. Ltd.†	15,120	666,241
TDK Corp.†	2,300	131,813
Teijin Ltd.†	19,000	64,251
Terumo Corp.	3,200	153,772
THK Co. Ltd.	2,100	43,019
Tobu Railway Co. Ltd.†	20,000	106,285
Toho Co. Ltd.	2,400	44,182
Toho Gas Co. Ltd.†	7,000	41,322
Tohoku Electric Power Co., Inc.	8,800	100,651
Tokio Marine Holdings, Inc.	13,700	379,232
Tokyo Electric Power Co., Inc. (The)*	26,300	66,646
Tokyo Electron Ltd.	3,200	184,526
Tokyo Gas Co. Ltd.	47,000	221,800
Tokyu Corp.	21,000	99,780
Tokyu Land Corp.	9,000	44,405
TonenGeneral Sekiyu K.K.	5,000	46,243
Toppan Printing Co. Ltd.†	10,000	78,635
Toray Industries, Inc.†	28,000	208,849
Toshiba Corp.	76,000	337,537
Tosoh Corp.	9,000	25,238
TOTO Ltd.	5,000	37,773

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Toyo Seikan Kaisha Ltd.	2,500	$36,203
Toyo Suisan Kaisha Ltd.	2,000	52,006
Toyoda Gosei Co. Ltd.	1,200	23,650
Toyota Boshoku Corp.†	1,400	16,632
Toyota Industries Corp.	3,300	100,525
Toyota Motor Corp.	52,600	2,288,737
Toyota Tsusho Corp.	4,200	86,182
Trend Micro, Inc.	1,800	55,698
Tsumura & Co.†	1,000	28,906
Ube Industries Ltd.	19,000	51,943
Unicharm Corp.†	2,100	110,859
Ushio, Inc.	1,900	26,915
USS Co. Ltd.	460	46,785
West Japan Railway Co.	3,300	132,811
Yahoo! Japan Corp.†	271	88,011
Yakult Honsha Co. Ltd.†	1,900	65,496
Yamada Denki Co. Ltd.	1,510	94,836
Yamaguchi Financial Group, Inc.	4,000	36,487
Yamaha Corp.	2,700	28,266
Yamaha Motor Co. Ltd.	5,500	74,421
Yamato Holdings Co. Ltd.	7,600	118,052
Yamato Kogyo Co. Ltd.	700	20,550
Yamazaki Baking Co. Ltd.	2,000	28,739
Yaskawa Electric Corp.	4,000	37,888
Yokogawa Electric Corp.†	4,300	43,865

		42,982,609

Luxembourg—0.4%
ArcelorMittal	16,564	317,091
Millicom International Cellular SA SDR	1,436	162,840
SES SA, Class A FDR	5,651	140,254
Tenaris SA	9,210	175,853

		796,038

Macau—0.1%
Sands China Ltd.	46,494	181,543
Wynn Macau Ltd.†	31,256	91,353

		272,896

Malta—0.0%
BGP Holdings plc*‡d	142,647	—

Mauritius—0.0%
Essar Energy plc*	5,270	13,107

Mexico—0.0%
Fresnillo plc	3,383	86,746

Netherlands—4.6%
Aegon NV*	33,565	186,571
Akzo Nobel NV	4,397	259,732
ASML Holding NV	8,133	407,474
Corio NV REIT	1,147	60,515
Delta Lloyd NV	2,176	38,267
European Aeronautic Defence and Space Co. NV	7,926	324,586
Fugro NV CVA	1,311	93,498
Heineken Holding NV	2,198	102,920
Heineken NV	4,913	273,125
ING Groep NV CVA*	73,396	611,246
Koninklijke Ahold NV	21,671	300,275
Koninklijke Boskalis Westminster NV	1,476	55,411
Koninklijke DSM NV	2,899	167,825
Koninklijke KPN NV	28,531	313,942

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Koninklijke Philips Electronics NV	19,000	$385,624
Koninklijke Vopak NV	1,384	79,774
Qiagen NV*	4,093	63,732
Randstad Holding NV	2,394	90,447
Reed Elsevier NV	13,451	171,752
Royal Dutch Shell plc, Class A	70,787	2,475,857
Royal Dutch Shell plc, Class B	50,790	1,788,691
SBM Offshore NV	3,035	62,098
TNT Express NV	6,778	83,760
Unilever NV CVA	31,135	1,059,350
Wolters Kluwer NV	5,403	102,358

		9,558,830

New Zealand—0.1%
Auckland International Airport Ltd.	15,775	31,789
Contact Energy Ltd.*†	7,514	29,150
Fletcher Building Ltd.	12,180	67,313
SKYCITY Entertainment Group Ltd.†	12,302	39,675
Telecom Corp of New Zealand Ltd.	37,806	75,176

		243,103

Norway—0.7%
Aker Solutions ASA	2,745	46,486
DnB ASA	18,951	243,829
Gjensidige Forsikring ASA	3,287	38,820
Norsk Hydro ASA	18,486	100,841
Orkla ASA	14,553	115,197
Statoil ASA	21,395	580,706
Telenor ASA	13,756	255,369
Yara International ASA	3,544	168,938

		1,550,186

Portugal—0.2%
Banco Espirito Santo SA (Registered)	16,421	30,042
Cimpor Cimentos de Portugal SGPS SA (Registered)	4,428	29,509
EDP - Energias de Portugal SA	36,083	104,957
Galp Energia SGPS SA, Class B	4,652	76,553
Jeronimo Martins SGPS SA*	4,265	86,873
Portugal Telecom SGPS SA (Registered)	12,095	65,710

		393,644

Singapore—1.7%
Ascendas Real Estate Investment Trust REIT	35,786	57,569
CapitaLand Ltd.	46,500	115,528
CapitaMall Trust REIT	41,000	58,843
CapitaMalls Asia Ltd.	23,000	29,970
City Developments Ltd.	10,000	90,302
ComfortDelGro Corp. Ltd.	37,000	45,913
Cosco Corp. Singapore Ltd.	18,000	16,730
DBS Group Holdings Ltd.	33,500	378,532
Fraser and Neave Ltd.	18,000	96,017
Genting Singapore plc (Registered)*	114,000	154,686
Global Logistic Properties Ltd.*	33,000	57,840
Golden Agri-Resources Ltd.	119,320	74,559
Hutchison Port Holdings Trust	96,000	73,439
Jardine Cycle & Carriage Ltd.	2,000	76,941

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Keppel Corp. Ltd.	26,400	$230,730
Keppel Land Ltd.	12,000	33,200
Neptune Orient Lines Ltd.	17,000	19,165
Olam International Ltd.	24,672	46,365
Oversea-Chinese Banking Corp. Ltd.	49,600	352,081
SembCorp Industries Ltd.	18,340	76,986
SembCorp Marine Ltd.	17,000	71,225
Singapore Airlines Ltd.	10,400	89,188
Singapore Exchange Ltd.	17,000	94,030
Singapore Press Holdings Ltd.	27,500	85,720
Singapore Technologies Engineering Ltd.	31,000	80,174
Singapore Telecommunications Ltd.	150,159	376,967
StarHub Ltd.	13,730	33,848
United Overseas Bank Ltd.	24,000	350,496
UOL Group Ltd.	8,000	30,174
Wilmar International Ltd.	36,000	140,961

		3,438,179

Spain—2.8%
Abertis Infraestructuras SA	7,646	130,241
Acciona SA	445	31,020
Acerinox SA	1,819	23,413
ACS Actividades de Construccion y Servicios SA†	2,634	67,381
Amadeus IT Holding SA, Class A	6,072	114,700
Banco Bilbao Vizcaya Argentaria SA	89,173	710,808
Banco de Sabadell SA†	38,691	105,432
Banco Popular Espanol SA‡	248	891
Banco Popular Espanol SA†	19,155	68,781
Banco Santander SA	163,927	1,260,608
Bankia SA*†	15,810	57,270
Bankinter SA (Registered)†	4,095	21,501
CaixaBank†	14,001	54,539
Distribuidora Internacional de Alimentacion SA*	10,576	52,420
EDP Renovaveis SA*	3,747	18,623
Enagas SA	3,155	60,743
Ferrovial SA	6,816	78,280
Fomento de Construcciones y Contratas SA†	1,109	24,759
Gas Natural SDG SA	6,693	106,986
Grifols SA*†	2,792	59,588
Iberdrola SA	71,931	408,482
Inditex SA	4,201	402,031
Indra Sistemas SA†	1,576	19,326
Mapfre SA	13,416	43,218
Red Electrica Corp. SA	2,146	105,029
Repsol YPF SA	14,922	375,114
Telefonica SA	78,444	1,286,992
Zardoya Otis SA†	2,829	36,644

		5,724,820

Sweden—3.0%
Alfa Laval AB	6,489	133,508
Assa Abloy AB, Class B	5,854	183,399
Atlas Copco AB, Class A	12,959	313,531
Atlas Copco AB, Class B	7,327	157,935
Boliden AB	5,215	82,024
Electrolux AB, Series B	4,438	93,795
Getinge AB, Class B	3,677	104,687

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Hennes & Mauritz AB, Class B	19,586	$708,020
Hexagon AB, Class B	4,884	94,854
Holmen AB, Class B	1,079	29,646
Husqvarna AB, Class B	7,817	47,171
Industrivarden AB, Class C	1,904	28,294
Investment AB Kinnevik, Class B	4,060	94,456
Investor AB, Class B	8,873	196,772
Lundin Petroleum AB*	4,295	92,121
Modern Times Group AB, Class B	977	53,827
Nordea Bank AB	49,529	450,396
Ratos AB, Class B	3,896	54,103
Sandvik AB	18,697	269,791
Scania AB, Class B	5,968	124,133
Securitas AB, Class B	5,360	51,678
Skandinaviska Enskilda Banken AB, Class A†	26,927	191,349
Skanska AB, Class B	7,363	127,531
SKF AB, Class B	7,641	186,500
SSAB AB, Class A	3,099	29,326
Svenska Cellulosa AB, Class B†	11,254	195,023
Svenska Handelsbanken AB, Class A	9,457	301,500
Swedbank AB, Class A	15,366	238,874
Swedish Match AB	3,922	156,074
Tele2 AB, Class B	5,766	117,759
Telefonaktiebolaget LM Ericsson, Class B	57,774	597,811
TeliaSonera AB	41,826	291,806
Volvo AB, Class B	26,805	390,477

		6,188,171

Switzerland—8.7%
ABB Ltd. (Registered)*	41,938	858,286
Actelion Ltd. (Registered)*	2,226	81,378
Adecco SA (Registered)*	2,555	133,821
Aryzta AG*	1,539	76,028
Baloise Holding AG (Registered)	934	75,212
Barry Callebaut AG (Registered)*	30	30,056
Compagnie Financiere Richemont SA (A Bearer Shares)	10,006	627,180
Credit Suisse Group AG (Registered)*	21,881	623,645
GAM Holding AG*	3,736	54,420
Geberit AG (Registered)*	765	159,846
Givaudan SA (Registered)*	159	153,230
Glencore International plc	27,027	168,699
Holcim Ltd. (Registered)*	4,735	308,202
Julius Baer Group Ltd. (Registered)*	3,953	159,615
Kuehne + Nagel International AG (Registered)	1,003	135,690
Lindt & Spruengli AG (Participation Certificates)	17	54,616
Lindt & Spruengli AG (Registered)	2	74,441
Lonza Group AG (Registered)*	854	44,138
Nestle SA (Registered)	62,880	3,956,194
Novartis AG (Registered)	44,499	2,463,361
Pargesa Holding SA (Bearer)	467	33,570
Partners Group Holding AG	219	42,725
Roche Holding AG (Genusschein)	13,396	2,331,311
Schindler Holding AG (Participation Certificates)	939	112,949

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Schindler Holding AG (Registered)	416	$49,742
SGS SA (Registered)	102	198,355
Sika AG	39	84,354
Sonova Holding AG (Registered)*	954	105,992
STMicroelectronics NV	11,906	97,478
Straumann Holding AG (Registered)*	152	25,860
Sulzer AG (Registered)	487	69,207
Swatch Group AG (The) (Bearer)	597	274,447
Swatch Group AG (The) (Registered)	843	67,638
Swiss Life Holding AG (Registered)*	625	74,374
Swiss Re AG*	6,644	424,284
Swisscom AG (Registered)	445	179,957
Syngenta AG (Registered)*	1,815	625,417
Transocean Ltd.	6,544	357,444
UBS AG (Registered)*	69,587	975,246
Wolseley plc	5,343	204,139
Xstrata plc	39,740	680,820
Zurich Financial Services AG (Registered)*	2,822	758,488

		18,011,855

United Kingdom—18.6%
3i Group plc	18,002	61,665
Admiral Group plc	3,873	73,609
Aggreko plc	5,075	182,747
AMEC plc	6,200	109,993
Anglo American plc	25,296	948,181
Antofagasta plc	7,392	136,602
ARM Holdings plc	25,543	240,985
Associated British Foods plc	7,010	136,880
AstraZeneca plc (London Exchange)	24,895	1,106,538
Aviva plc	54,182	287,587
Babcock International Group plc	6,821	87,005
BAE Systems plc	62,132	298,198
Balfour Beatty plc	12,983	59,194
Barclays plc	221,667	835,343
BG Group plc	64,780	1,502,032
BHP Billiton plc	40,338	1,236,246
BP plc	361,484	2,692,074
British American Tobacco plc	37,573	1,892,725
British Land Co. plc REIT	16,013	122,910
British Sky Broadcasting Group plc	22,063	238,684
BT Group plc	146,172	529,497
Bunzl plc	6,330	101,798
Burberry Group plc	8,125	194,791
Capita plc	11,811	138,524
Capital Shopping Centres Group plc REIT	11,469	60,800
Carnival plc	3,527	112,720
Centrica plc	99,340	502,911
Cobham plc	19,426	71,253
Compass Group plc	36,578	383,466
Diageo plc	47,733	1,149,211
Eurasian Natural Resources Corp.plc	4,297	40,816
G4S plc	26,041	113,460
GKN plc	30,215	99,677
GlaxoSmithKline plc	96,273	2,152,262

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Hammerson plc REIT	13,557	$90,162
HSBC Holdings plc (London Exchange)	340,575	3,025,060
ICAP plc	10,418	65,474
Imperial Tobacco Group plc	19,292	782,595
Inmarsat plc	7,983	58,849
Intercontinental Hotels Group plc	5,494	127,646
International Consolidated Airlines Group SA*	16,243	46,764
International Power plc	28,027	181,558
Intertek Group plc	3,046	122,381
Invensys plc	15,349	48,888
Investec plc	10,820	66,202
ITV plc	71,294	100,843
J. Sainsbury plc	21,858	108,777
Johnson Matthey plc	3,984	150,272
Kazakhmys plc	3,673	53,474
Kingfisher plc	45,978	225,584
Land Securities Group plc REIT	14,369	166,087
Legal & General Group plc	109,976	230,018
Lloyds Banking Group plc*	792,771	426,616
London Stock Exchange Group plc	3,131	51,819
Lonmin plc	3,101	50,780
Man Group plc	37,598	81,196
Marks & Spencer Group plc	30,947	187,550
Meggitt plc	15,166	98,065
National Grid plc	68,174	687,116
Next plc	3,175	151,374
Old Mutual plc	104,801	266,066
Pearson plc	15,752	293,605
Petrofac Ltd.	4,992	139,119
Prudential plc	48,881	585,712
Randgold Resources Ltd.	1,740	151,978
Reckitt Benckiser Group plc	11,864	671,241
Reed Elsevier plc	23,665	209,765
Rexam plc	17,352	118,839
Rio Tinto plc	26,190	1,451,638
Rolls-Royce Holdings plc*	35,228	457,646
Royal Bank of Scotland Group plc*	311,005	137,453
RSA Insurance Group plc	69,701	116,648
SABMiller plc	18,262	733,353
Sage Group plc (The)	23,751	113,710
Schroders plc	1,968	49,749
Segro plc REIT	12,863	48,330
Serco Group plc	9,142	79,405
Severn Trent plc	4,587	113,295
Smith & Nephew plc	17,042	172,697
Smiths Group plc	7,181	120,868
SSE plc	17,658	375,502
Standard Chartered plc (London Exchange)	45,500	1,136,210
Standard Life plc	44,608	163,946
Subsea 7 SA*	5,160	136,666
Tate & Lyle plc	9,055	102,121
Tesco plc	153,473	810,034
TUI Travel plc	9,107	28,587
Tullow Oil plc	17,026	416,143
Unilever plc	24,561	810,327
United Utilities Group plc	13,418	129,113
Vedanta Resources plc	2,170	42,703
Vodafone Group plc	958,499	2,643,870
Weir Group plc (The)	4,025	113,542
Whitbread plc	3,280	96,708

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wm Morrison Supermarkets plc		40,967	$195,291

			38,517,414

United States—0.1%
Sims Metal Management Ltd.†		2,945	44,986
Synthes, Inc.^		1,239	214,934

			259,920

TOTAL COMMON STOCKS (Cost $213,046,977)			198,271,320

PREFERRED STOCKS—0.5%
Germany—0.5%
Bayerische Motoren Werke AG		922	54,764
Henkel AG & Co. KGaA		3,457	253,341
Porsche Automobil Holding SE		2,900	171,150
ProSiebenSat.1 Media AG		1,238	31,815
RWE AG		720	31,658
Volkswagen AG		2,777	488,372

TOTAL PREFERRED STOCKS (Cost $790,511)			1,031,100

Coupon Rate	Maturity Date	Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.069% 05/24/2012‡‡		$280,000	279,976
0.061% 06/21/2012‡‡		135,000	134,982

TOTAL U.S. TREASURY OBLIGATIONS (Cost $414,953)			414,958

		Shares	Value
MONEY MARKET FUNDS—9.7%
Institutional Money Market Funds—9.7%
Dreyfus Institutional Cash Advantage Fund, 0.17%††¥		2,600,000	2,600,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%¥		5,595,337	5,595,337
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.26%††¥		1,506,835	1,506,835
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.20%††¥		2,600,000	2,600,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%††¥		2,600,000	2,600,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%††¥		2,600,000	2,600,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.08%††¥		2,600,000	2,600,000

TOTAL MONEY MARKET FUNDS
(Cost $20,102,172)			20,102,172

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
TOTAL INVESTMENTS—106.2% (Cost $234,354,613)	$219,819,550
Other assets less liabilities—(6.2%)	(12,862,243)

NET ASSETS—100.0%	$206,957,307

Legend to the Schedule of Investments:

CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depository Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
VVPR	Verlaagde Vooheffing Precompte Reduit (Belgian dividend coupon)

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
d	Security has no market value at March 31, 2012.
^

Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $214,934, which represents 0.1% of Net Assets. The illiquid 144A securities represented 0.1% of Net Assets, and 100.0% of total 144A securities held.

‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry:
COMMON STOCKS
Commercial Banks	11.3%
Pharmaceuticals	7.6%
Oil, Gas & Consumable Fuels	7.3%
Metals & Mining	5.2%
Insurance	4.4%
Food Products	3.8%
Chemicals	3.6%
Diversified Telecommunication Services	3.2%
Automobiles	3.2%
Machinery	2.8%
Beverages	2.2%
Food & Staples Retailing	2.1%
Wireless Telecommunication Services	2.1%
Electric Utilities	2.1%
Capital Markets	1.9%
Real Estate Management & Development	1.7%
Tobacco	1.6%
Industrial Conglomerates	1.5%
Electrical Equipment	1.3%
Real Estate Investment Trusts (REITs)	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Multi-Utilities	1.3%
Trading Companies & Distributors	1.3%
Electronic Equipment, Instruments & Components	1.2%
Media	1.2%
Diversified Financial Services	1.1%
Energy Equipment & Services	1.0%
Hotels, Restaurants & Leisure	1.0%
Specialty Retail	0.9%
Software	0.9%
Road & Rail	0.9%
Auto Components	0.9%
Aerospace & Defense	0.8%
Construction & Engineering	0.7%
Health Care Equipment & Supplies	0.7%
Semiconductors & Semiconductor Equipment	0.6%
Commercial Services & Supplies	0.6%
Office Electronics	0.6%
Household Durables	0.6%
Professional Services	0.6%
Construction Materials	0.6%
Building Products	0.6%
Communications Equipment	0.5%
Gas Utilities	0.5%
Household Products	0.5%
Personal Products	0.5%
Health Care Providers & Services	0.4%
Multiline Retail	0.4%
Transportation Infrastructure	0.4%
IT Services	0.3%
Paper & Forest Products	0.3%
Computers & Peripherals	0.3%
Air Freight & Logistics	0.3%
Marine	0.3%
Independent Power Producers & Energy Traders	0.2%
Biotechnology	0.2%
Airlines	0.2%
Leisure Equipment & Products	0.2%
Distributors	0.2%
Containers & Packaging	0.2%
Internet & Catalog Retail	0.1%
Internet Software & Services	0.1%
Water Utilities	0.1%

Vantagepoint Overseas Equity Index Fund
Consumer Finance	0.0%
Diversified Consumer Services	0.0%
Life Sciences Tools & Services	0.0%

TOTAL COMMON STOCKS	95.8%

PREFERRED STOCKS
Automobiles	0.4%
Household Products	0.1%
Media	0.0%
Multi-Utilities	0.0%

TOTAL PREFERRED STOCKS	0.5%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.2%

MONEY MARKET FUNDS
Institutional Money Market Funds	9.7%

TOTAL INVESTMENTS	106.2%
Other assets less liabilities	(6.2)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Model Portfolio Savings Oriented Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,628,661	$27,338,077
Vantagepoint Diversifying Strategies Fund	5,917,950	60,481,453
Vantagepoint Equity Income Fund	3,271,649	30,099,169
Vantagepoint Growth & Income Fund	2,787,226	30,157,786
Vantagepoint Inflation Protected Securities Fund	3,861,192	45,484,845
Vantagepoint International Fund	1,624,461	15,042,504
Vantagepoint Low Duration Bond Fund	9,321,830	94,057,267

		302,661,101

TOTAL INVESTMENTS—100.0% (Cost $277,436,003)		302,661,101
Other assets less liabilities—(0.0%)		(54,545)

NET ASSETS—100.0%		$302,606,556

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	1,677,099	$17,810,791
Vantagepoint Core Bond Index Fund Class I	6,875,861	71,508,951
Vantagepoint Diversifying Strategies Fund	11,031,884	112,745,852
Vantagepoint Equity Income Fund	7,093,356	65,258,875
Vantagepoint Growth & Income Fund	4,945,648	53,511,912
Vantagepoint Growth Fund	3,707,411	35,739,437
Vantagepoint Inflation Protected Securities Fund	5,047,432	59,458,749
Vantagepoint International Fund	5,121,572	47,425,754
Vantagepoint Low Duration Bond Fund	11,204,206	113,050,440
Vantagepoint Select Value Fund	1,628,269	17,764,417

		594,275,178

TOTAL INVESTMENTS—100.0% (Cost $548,517,152)		594,275,178
Other assets less liabilities—(0.0%)		(78,627)

NET ASSETS—100.0%		$594,196,551

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	7,634,444	$81,077,791
Vantagepoint Core Bond Index Fund Class I	18,523,488	192,644,271
Vantagepoint Discovery Fund	4,503,687	44,361,321
Vantagepoint Diversifying Strategies Fund	21,610,534	220,859,656
Vantagepoint Equity Income Fund	19,205,668	176,692,145
Vantagepoint Growth & Income Fund	16,394,887	177,392,673
Vantagepoint Growth Fund	15,380,261	148,265,715
Vantagepoint Inflation Protected Securities Fund	5,016,949	59,099,664
Vantagepoint International Fund	19,049,940	176,402,441
Vantagepoint Low Duration Bond Fund	11,720,233	118,257,150
Vantagepoint Select Value Fund	7,386,791	80,589,886

		1,475,642,713

TOTAL INVESTMENTS—100.0% (Cost $1,368,884,445)		1,475,642,713
Other assets less liabilities—(0.0%)		(151,381)

NET ASSETS—100.0%		$1,475,491,332

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	15,028,411	$159,601,728
Vantagepoint Core Bond Index Fund Class I	23,576,421	245,194,774
Vantagepoint Discovery Fund	8,587,516	84,587,029
Vantagepoint Diversifying Strategies Fund	22,038,486	225,233,324
Vantagepoint Equity Income Fund	26,500,527	243,804,850
Vantagepoint Growth & Income Fund	22,594,317	244,470,512
Vantagepoint Growth Fund	22,458,147	216,496,536
Vantagepoint International Fund	32,370,362	299,749,549
Vantagepoint Select Value Fund	14,541,905	158,652,183

		1,877,790,485

TOTAL INVESTMENTS—100.0% (Cost $1,739,290,879)		1,877,790,485
Other assets less liabilities—(0.0%)		(189,320)

NET ASSETS—100.0%		$1,877,601,165

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Model Portfolio All-Equity Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	6,604,699	$70,141,903
Vantagepoint Discovery Fund	6,759,766	66,583,697
Vantagepoint Equity Income Fund	14,424,680	132,707,057
Vantagepoint Growth & Income Fund	11,619,750	125,725,695
Vantagepoint Growth Fund	13,073,201	126,025,661
Vantagepoint International Fund	15,912,947	147,353,887
Vantagepoint Select Value Fund	6,397,035	69,791,656

		738,329,556

TOTAL INVESTMENTS—100.0% (Cost $695,384,122)		738,329,556
Other assets less liabilities—(0.0%)		(92,762)

NET ASSETS—100.0%		$738,236,794

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Milestone Retirement Income Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,967,165	$20,458,513
Vantagepoint Diversifying Strategies Fund	4,449,884	45,477,819
Vantagepoint Equity Income Fund	2,516,903	23,155,504
Vantagepoint Growth & Income Fund	2,154,685	23,313,691
Vantagepoint Inflation Protected Securities Fund	2,891,295	34,059,460
Vantagepoint International Fund	1,244,967	11,528,398
Vantagepoint Low Duration Bond Fund	7,003,800	70,668,346

		228,661,731

TOTAL INVESTMENTS—100.0% (Cost $219,761,198)		228,661,731
Other assets less liabilities—(0.0%)		(52,158)

NET ASSETS—100.0%		$228,609,573

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Milestone 2010 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,472,425	$15,313,220
Vantagepoint Diversifying Strategies Fund	4,111,783	42,022,422
Vantagepoint Equity Income Fund	4,702,901	43,266,689
Vantagepoint Growth & Income Fund	2,462,444	26,643,644
Vantagepoint Growth Fund	1,745,187	16,823,605
Vantagepoint Inflation Protected Securities Fund	2,992,608	35,252,924
Vantagepoint International Fund	2,342,206	21,688,829
Vantagepoint Low Duration Bond Fund	3,658,617	36,915,449

		237,926,782

TOTAL INVESTMENTS—100.0% (Cost $222,859,650)		237,926,782
Other assets less liabilities—(0.0%)		(49,927)

NET ASSETS—100.0%		$237,876,855

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Milestone 2015 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,699,039	$38,470,001
Vantagepoint Diversifying Strategies Fund	6,594,833	67,399,190
Vantagepoint Equity Income Fund	8,686,461	79,915,439
Vantagepoint Growth & Income Fund	4,318,429	46,725,403
Vantagepoint Growth Fund	3,333,850	32,138,318
Vantagepoint Inflation Protected Securities Fund	3,350,103	39,464,217
Vantagepoint International Fund	4,797,497	44,424,823
Vantagepoint Low Duration Bond Fund	4,503,001	45,435,282
Vantagepoint Mid/Small Company Index Fund Class I	1,244,707	19,927,762

		413,900,435

TOTAL INVESTMENTS—100.0% (Cost $379,816,810)		413,900,435
Other assets less liabilities—(0.0%)		(56,201)

NET ASSETS—100.0%		$413,844,234

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Milestone 2020 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	5,657,322	$58,836,153
Vantagepoint Diversifying Strategies Fund	6,445,172	65,869,654
Vantagepoint Equity Income Fund	9,853,588	90,653,006
Vantagepoint Growth & Income Fund	4,664,259	50,467,285
Vantagepoint Growth Fund	3,775,325	36,394,131
Vantagepoint Inflation Protected Securities Fund	817,686	9,632,338
Vantagepoint International Fund	5,752,771	53,270,655
Vantagepoint Low Duration Bond Fund	3,086,953	31,147,359
Vantagepoint Mid/Small Company Index Fund Class I	2,301,712	36,850,402

		433,120,983

TOTAL INVESTMENTS—100.0% (Cost $394,403,869)		433,120,983
Other assets less liabilities—(0.0%)		(50,940)

NET ASSETS—100.0%		$433,070,043

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Milestone 2025 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	4,497,897	$46,778,125
Vantagepoint Diversifying Strategies Fund	4,448,913	45,467,892
Vantagepoint Equity Income Fund	8,526,650	78,445,180
Vantagepoint Growth & Income Fund	4,087,167	44,223,148
Vantagepoint Growth Fund	3,316,643	31,972,436
Vantagepoint International Fund	5,228,784	48,418,537
Vantagepoint Low Duration Bond Fund	1,138,165	11,484,087
Vantagepoint Mid/Small Company Index Fund Class I	2,361,489	37,807,437

		344,596,842

TOTAL INVESTMENTS—100.0% (Cost $311,812,704)		344,596,842
Other assets less liabilities—(0.0%)		(50,037)

NET ASSETS—100.0%		$344,546,805

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Milestone 2030 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,514,229	$26,147,978
Vantagepoint Diversifying Strategies Fund	2,849,312	29,119,972
Vantagepoint Equity Income Fund	7,151,569	65,794,431
Vantagepoint Growth & Income Fund	3,527,016	38,162,317
Vantagepoint Growth Fund	2,934,848	28,291,933
Vantagepoint International Fund	4,627,133	42,847,254
Vantagepoint Low Duration Bond Fund	381,866	3,853,029
Vantagepoint Mid/Small Company Index Fund Class I	2,355,985	37,719,312

		271,936,226

TOTAL INVESTMENTS—100.0% (Cost $241,561,250)		271,936,226
Other assets less liabilities—(0.0%)		(46,524)

NET ASSETS—100.0%		$271,889,702

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Milestone 2035 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,010,207	$10,506,151
Vantagepoint Diversifying Strategies Fund	1,119,903	11,445,408
Vantagepoint Equity Income Fund	4,907,067	45,145,020
Vantagepoint Growth & Income Fund	2,410,678	26,083,533
Vantagepoint Growth Fund	2,127,718	20,511,204
Vantagepoint International Fund	3,324,772	30,787,385
Vantagepoint Low Duration Bond Fund	57,687	582,060
Vantagepoint Mid/Small Company Index Fund Class I	1,944,543	31,132,130

		176,192,891

TOTAL INVESTMENTS—100.0% (Cost $153,941,559)		176,192,891
Other assets less liabilities—(0.0%)		(42,226)

NET ASSETS—100.0%		$176,150,665

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Milestone 2040 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	828,699	$8,618,468
Vantagepoint Diversifying Strategies Fund	252,130	2,576,765
Vantagepoint Equity Income Fund	5,039,738	46,365,591
Vantagepoint Growth & Income Fund	2,493,383	26,978,400
Vantagepoint Growth Fund	2,215,111	21,353,674
Vantagepoint International Fund	3,469,065	32,123,542
Vantagepoint Mid/Small Company Index Fund Class I	2,110,412	33,787,701

		171,804,141

TOTAL INVESTMENTS—100.0% (Cost $142,238,917)		171,804,141
Other assets less liabilities—(0.0%)		(44,346)

NET ASSETS—100.0%		$171,759,795

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Vantagepoint Milestone 2045 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	200,581	$2,086,042
Vantagepoint Equity Income Fund	1,238,892	11,397,806
Vantagepoint Growth & Income Fund	615,301	6,657,562
Vantagepoint Growth Fund	543,862	5,242,830
Vantagepoint International Fund	853,764	7,905,855
Vantagepoint Mid/Small Company Index Fund Class I	519,797	8,321,953

		41,612,048

TOTAL INVESTMENTS—100.1% (Cost $37,347,539)		41,612,048
Other assets less liabilities—(0.1%)		(38,022)

NET ASSETS—100.0%		$41,574,026

See accompanying notes to schedule of investments.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

Fair Value Measurements

The Company adopted FASB ASC 820, Fair Value Measurements and Disclosures, effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

The Company’s Board of Directors (“Vantagepoint Board”) has established policies and procedures for valuing portfolio securities and assets (the “Valuation Procedures”). The Vantagepoint Board has delegated authority to a Committee (the “Pricing Committee”) to make fair value determinations. The Pricing Committee makes fair value determinations as necessary and reports these determinations to the Vantagepoint Board on a quarterly basis. The Pricing Committee includes representatives from the Company’s investment adviser (Vantagepoint Investment Advisers, LLC) and officers of the Company.

The Pricing Committee follows fair valuation guidelines contained in the Valuation Procedures for the use of non-vendor pricing sources to make fair value determinations when sufficient information exists. Fair Valuation determinations made under standing instructions are subject to quarterly review by the Pricing Committee. Other Fair Valuation determinations are reviewed by the Pricing Committee more frequently and at a minimum on monthly basis. All Fair Value decisions are subject to quarterly review by the Vantagepoint Board. Pricing decisions, processes, and controls over fair value determinations are subject to quarterly reviews by the Chief Compliance Officer of Vantagepoint Investment Advisers, LLC.

Fair valuation determinations are referred to the Pricing Committee. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Fund’s securities (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the Pricing Committee believes that market quotations do not accurately reflect the value of a security. The Pricing Committee may consider various inputs in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, use of related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An [fixed income] income-based valuation approach, in which the anticipated future cash flows of the investment are discounted to calculate fair value, may also be used. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.

The Pricing Committee monitors the results of fair valuation determinations and reports quarterly the results of these determinations to the Vantagepoint Board. Valuation Procedures are reviewed on an annual basis by the Vantagepoint Board, but may be updated more frequently as needed.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

The following is a summary of the inputs used as of March 31, 2012, in valuing each fund’s investment carried at value:

Low Duration Bond Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$358,586,203	$—	$358,586,203
Mortgage-Related Securities	—	44,670,389	—	44,670,389
U.S. Treasury Obligations	—	45,191,224	—	45,191,224
Government Related Obligations	—	37,642,816	—	37,642,816
Asset-Backed Securities	—	66,388,077	—	66,388,077
Money Market Funds	25,356,125	—	—	25,356,125

Total Investments in Securities	$25,356,125	$552,478,709	$—	$577,834,834

Derivative Instruments:

Liabilities:
Forward Currency Contracts	—	(54,023)	—	(54,023)

Total Liabilities	—	(54,023)	—	(54,023)

Total Derivative Instruments	$—	$(54,023)	$—	$(54,023)

Inflation Protected Securities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$16,339,013	$—	$16,339,013
U.S. Treasury Obligations	—	586,674,328	—	586,674,328
Government Related Obligations	—	2,730,028	—	2,730,028
Asset-Backed Securities	—	6,614,947	—	6,614,947
Purchased Options	11,719	—	—	11,719
Certificates of Deposit	—	3,750,034	—	3,750,034
Money Market Funds	19,126,602	—	—	19,126,602

Total Investments in Securities	$19,138,321	$616,108,350	$—	$635,246,671

Inflation Protected Securities Fund (continued)

Investment Type	Level 1	Level 2	Level 3	Total
Derivative Instruments:
Assets:
Swap Agreements	—	120,355	—	120,355
Futures	1,098,138	—	—	1,098,138

Total Assets	1,098,138	120,355	—	1,218,493

Liabilities:
Written Options	$—	$(477,521)	$—	$(477,521)
Futures	(120,106)	—	—	(120,106)

Total Liabilities	(120,106)	(477,521)	—	(597,627)

Total Derivative Instruments	$978,032	$(357,166)	$—	$620,866

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,881,983,080	$6,986,092	$—	$1,888,969,172
Convertible Preferred Stocks	3,816,720	—	—	3,816,720
Money Market Funds	169,841,399	—	—	169,841,399

Total Investments in Securities	$2,055,641,199	$6,986,092	$—	$2,062,627,291

Growth & Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,250,471,227	$3,240,871	$—	$1,253,712,098
Money Market Funds	118,597,032	—	—	118,597,032

Total Investments in Securities	$1,369,068,259	$3,240,871	$—	$1,372,309,130

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Growth Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,913,419,314	$—	$—	$1,913,419,314
Money Market Funds	115,548,538	—	—	115,548,538

Total Investments in Securities	$2,028,967,852	$—	$—	$2,028,967,852

Select Value Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$337,224,447	$—	$—	$337,224,447
Money Market Funds	27,536,496	—	—	27,536,496

Total Investments in Securities	$364,760,943	$—	$—	$364,760,943

Aggressive Opportunities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,009,439,089	$11,583,743	$—	$1,021,022,832
Money Market Funds	116,361,395	—	—	116,361,395

Total Investments in Securities	$1,125,800,484	$11,583,743	$—	$1,137,384,227

Discovery Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$99,393,945	$3,354,140	$183,980	$102,932,065
Convertible Preferred Stocks	—	1,140,700	—	1,140,700
Corporate Obligations	—	50,100,717	—	50,100,717
Mortgage-Related Securities	—	12,360,173	—	12,360,173
Convertible Debt Obligations	—	176,250	—	176,250
U.S. Treasury Obligations	—	20,683,256	—	20,683,256
Government Related Obligations	—	15,424,879	—	15,424,879
Asset-Backed Securities	—	5,325,134	—	5,325,134
Warrants	191,631	19,601	—	211,232
Money Market Funds	18,449,427	—	—	18,449,427

Total Investments in Securities	$118,035,003	$108,584,850	$183,980	$226,803,833

Derivative Instruments:
Assets:
Futures	1,525,589	—	—	1,525,589
Forward Currency Contracts	—	46,799	—	46,799

Total Assets	1,525,589	46,799	—	1,572,388

Liabilities:
Forward Currency Contracts	—	(19,828)	—	(19,828)

Total Liabilities	—	(19,828)	—	(19,828)

Total Derivative Instruments	$1,525,589	$26,971	$—	$1,552,560

International Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$150,964,558	$1,076,143,282	$—	$1,227,107,840
Preferred Stocks	—	4,766,402	—	4,766,402
Money Market Funds	79,848,674	—	—	79,848,674

Total Investments in Securities	$230,813,232	$1,080,909,684	$—	$1,311,722,916

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

International Fund (Continued)

	Level 1	Level 2	Level 3	Total
Derivative Instruments:
Assets:
Forward Currency Contracts	—	288,993	—	288,993

Total Assets	—	288,993	—	288,993

Liabilities:
Forward Currency Contracts	—	(10,869)	—	(10,869)

Total Liabilities	—	(10,869)	—	(10,869)

Total Derivative Instruments	$—	$278,124	$—	$278,124

Diversifying Strategies Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$7,443,060	$16,688,256	$—	$24,131,316
Convertible Preferred Stocks	8,790,338	2,106,734	—	10,897,072
Corporate Obligations	—	291,739,552	—	291,739,552
Mortgage-Related Securities	—	63,714,440	—	63,714,440
Convertible Debt Obligations	—	234,766,048	—	234,766,048
U.S. Treasury Obligations	—	99,075,683	—	99,075,683
Government Related Obligations	—	82,521,207	—	82,521,207
Asset-Backed Securities	—	55,006,636	—	55,006,636
Purchased Options	10,387,020	—	—	10,387,020
Certificates of Deposit	—	11,862,636	—	11,862,636
Money Market Funds	41,321,827	—	—	41,321,827

Total Investments in Securities	$67,942,245	$857,481,192	$—	$925,423,437

Derivative Instruments:
Assets:
Purchased Options on Euro-Bund Futures	364,373	—	—	364,373
Futures	1,132,394	—	—	1,132,394
Forward Currency Contracts	—	769,952	—	769,952

Total Assets	1,496,767	769,952	—	2,266,719

Liabilities:
Written Options	$—	$(392,239)	$—	$(392,239)
Futures	(3,104,177)	—	—	(3,104,177)
Forward Currency Contracts	—	(3,189,368)	—	(3,189,368)

Total Liabilities	(3,104,177)	(3,581,607)	—	(6,685,784)

Total Derivative Instruments	$(1,607,410)	$(2,811,655)	$—	$(4,419,065)

Core Bond Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$247,678,714	$—	$247,678,714
Mortgage-Related Securities	—	406,034,273	—	406,034,273
U.S. Treasury Obligations	—	425,083,673	—	425,083,673
Government Related Obligations	—	131,079,056	—	131,079,056
Asset-Backed Securities	—	2,574,906	—	2,574,906
Money Market Funds	69,681,922	—	—	69,681,922

Total Investments in Securities	$69,681,922	$1,212,450,622	$—	$1,282,132,544

500 Stock Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$431,411,068	$—	$—	$431,411,068
U.S. Treasury Obligations	—	489,955	—	489,955
Money Market Funds	19,223,860	—	—	19,223,860

Total Investments in Securities	$450,634,928	$489,955	$—	$451,124,883

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

500 Stock Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Derivative Instruments:
Assets:
Futures	271,775	—	—	271,775

Total Assets	271,775	—	—	271,775

Total Derivative Instruments	$271,775	$—	$—	$271,775

Broad Market Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$547,959,998	$—	$—	$547,959,998
U.S. Treasury Obligations	—	729,908	—	729,908
Rights	—	1,664	—	1,664
Warrants	—	—	—	—
Money Market Funds	30,814,250	—	—	30,814,250

Total Investments in Securities	$578,774,248	$731,572	$—	$579,505,820

Derivative Instruments:
Assets:
Futures	535,002	—	—	535,002

Total Assets	535,002	—	—	535,002

Total Derivative Instruments	$535,002	$—	$—	$535,002

Mid/Small Company Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$458,070,190	$—	$—	$458,070,190
U.S. Treasury Obligations	—	489,955	—	489,955
Rights	—	8,112	—	8,112
Warrants	—	—	—	—
Money Market Funds	56,829,602	—	—	56,829,602

Total Investments in Securities	$514,899,792	$498,067	$—	$515,397,859

Derivative Instruments:
Assets:
Futures	10,051	—	—	10,051

Total Assets	10,051	—	—	10,051

Liabilities:
Futures	(4,556)	—	—	(4,556)

Total Liabilities	(4,556)	—	—	(4,556)

Total Derivative Instruments	$5,495	$—	$—	$5,495

Overseas Equity Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$60,864	$198,210,456	$—	$198,271,320
Preferred Stocks	—	1,031,100	—	1,031,100
U.S. Treasury Obligations	—	414,958	—	414,958
Money Market Funds	20,102,172	—	—	20,102,172

Total Investments in Securities	$20,163,036	$199,656,514	$—	$219,819,550

Derivative Instruments:
Assets:
Futures	56,311	—	—	56,311
Forward Currency Contracts	—	56,448	—	56,448

Total Assets	56,311	56,448	—	112,759

Liabilities:
Futures	(140,891)	—	—	(140,891)
Forward Currency Contracts	—	(9,347)	—	(9,347)

Total Liabilities	(140,891)	(9,347)	—	(150,238)

Total Derivative Instruments	$(84,580)	$47,101	$—	$(37,479)

See Schedule of Investments for identification of securities by industry classification.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

All investments held by the Model Portfolio Funds and Milestone Funds are categorized as Level 1.

As of March 31, 2012, with the exception of the Discovery Fund, the funds did not hold any significant investments in Level 3. For the period ended March 31, 2012, the Broad Market Index and Mid/Small Company Index Funds had two securities transfer from Level 2 to Level 3 because of a lack of observable data input. The fair values of these securities were $0 at December 31, 2011 and March 31, 2012. There were no other transfers in and out of Levels 1, 2 and 3 during the period.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments include the probability of default, loss severity in the event of default, increases in market interest rates, downgrades to the issuer’s credit rating, potential for insolvency, government actions or pronouncements, and other financial and non-financial news. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the inputs used for fair valuations are accompanied by directionally similar changes in the assumption used for fair valuation determinations.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery Fund	Commons Stocks
Balance as of December 31, 2011	$183,980
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of March 31, 2012	$183,980

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the hierarchy. Short-term debt instruments, such as commercial paper, banker’s acceptances, and U.S. Treasury Bills, with a remaining maturity of less than 60 days may be valued at amortized cost and are generally categorized as Level 2 in the hierarchy. Prices for debt instruments normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 in the hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Board (“Valuation Procedures”) and is generally categorized as Level 2 or Level 3 in the hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the hierarchy.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the hierarchy.

The valuation techniques used by the funds to measure fair value during the period ended March 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as a multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot exchange rates provided as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

AUD	—	Australian Dollar	JPY	—	Japanese Yen
BRL	—	Brazilian Real	MXN	—	Mexican Peso
CAD	—	Canadian Dollar	NOK	—	Norwegian Krona
CHF	—	Swiss Franc	NZD	—	New Zealand Dollar
EUR	—	European Monetary Unit	SEK	—	Swedish Krona
GBP	—	British Pound	USD	—	U.S. Dollar

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Purchased options on Euro-Bund futures trade on foreign exchanges and are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value. There is no premium paid at the time of purchase. These options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over-the-counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	—	Chicago Board of Trade Exchange	MIL	—	Milan Stock Exchange
CME	—	Chicago Mercantile Exchange	MSE	—	Montreal Exchange
EOE	—	Dutch Options Exchange	NYF	—	New York Futures Exchange
EOP	—	NYSE – Liffe Exchange	SFE	—	Sydney Futures Exchange
EUX	—	Eurex Deutschland Exchange	SGX	—	Singapore Exchange
HKG	—	Hong Kong Futures Exchange	TSE	—	Tokyo Stock Exchange
LIF	—	Liffe Exchange

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at its fair value in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following discussion provides more detailed information about a fund’s derivative usage.

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*	*	*
Growth & Income			*	*	*
Growth			*	*	*
Select Value			*	*	*
Aggressive Opportunities			*	*	*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the futures contract, the fund agrees to deposit an amount equal to a certain percentage of the contract notional value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the fund may lose substantially more than the amount invested and that the fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk).

As of March 31, 2012, the following funds had open futures contracts outstanding:

Inflation Protected Securities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
187	CBT	U.S. 10 Year Treasury Note	June 2012	$24,213,578	$(120,106)
53	CBT	U.S. 5 Year Treasury Note	June 2012	6,494,571	46,702

					$(73,404)

Sold
64	CBT	U.S. Long Bond	June 2012	$8,816,000	$299,894
121	CBT	U.S. Ultra Bond	June 2012	18,267,219	751,542

					$1,051,436

					$978,032

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
1,264	NYF	E-MINI Russell 2000 Index	June 2012	$104,621,280	$1,525,589

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Diversifying Strategies Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
207	EOE	Amsterdam Index	April 2012	$17,776,527	$(194,576)
18	SFE	Australian Government 10 Year Bond	June 2012	2,164,400	(9,108)
615	EOP	CAC40 10 Euro Future	April 2012	28,088,622	(621,585)
13	EUX	DAX Index	June 2012	3,017,263	(58,830)
167	CME	E-MINI S&P 500 Index	June 2012	11,716,720	60,441
138	LIF	FTSE 100 Index	June 2012	12,646,783	(435,290)
63	MIL	FTSE/MIB Index	June 2012	6,614,718	(396,646)
117	SFE	SPI 200 Index	June 2012	13,164,746	325,271

					$(1,330,323)

Sold
314	SGX	10 Year Mini-JGB	June 2012	$53,854,585	$64,936
188	MSE	Canadian Government 10 Year Bond	June 2012	24,734,312	108,842
27	EUX	Euro-Bund Futures	June 2012	4,987,011	(51,928)
144	HKG	Hang Seng Index	April 2012	19,007,025	447,273
39	MSE	S&P/TSX 60 Index	June 2012	5,510,712	(32,822)
291	TSE	TOPIX Index	June 2012	30,130,120	(1,272,147)
30	CBT	U.S. 5 Year Treasury Note	June 2012	3,676,172	(31,245)
202	LIF	UK Gilt Long Bond	June 2012	36,998,066	125,631

					$(641,460)

					$(1,971,783)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
139	CME	E-MINI S&P 500 Index	June 2012	$9,752,240	$271,775

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
24	NYF	E-MINI Russell 2000 Index	June 2012	$1,986,480	$91,858
147	CME	E-MINI S&P 500 Index	June 2012	10,313,520	443,144

					$535,002

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
46	NYF	E-MINI Russell 2000 Index	June 2012	$3,807,420	$10,051
39	CME	E-MINI S&P MidCap 400 Index	June 2012	3,869,970	(4,556)

					$5,495

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
81	EUX	DJ Euro STOXX 50 Index	June 2012	$2,602,436	$(88,047)
23	LIF	FTSE 100 Index	June 2012	2,107,797	(52,844)
6	SFE	SPI 200 Index	June 2012	675,115	11,971
17	TSE	TOPIX Index	June 2012	1,760,179	44,340

					$(84,580)

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may cause the fund to experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, the risk that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund denominated in those currencies. Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage Foreign Currency Risk	Obtain or Adjust Investment Exposure to Foreign Currencies
Low Duration Bond	*	*
Inflation Protected Securities	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

As of March 31, 2012, the following funds had open forward currency contracts outstanding:

Low Duration Bond Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2012	Net Unrealized Depreciation
Sale	Citibank NA	EUR	USD	04/10/2012	$3,512,660	$3,543,734	$(31,074)
Sale	Morgan Stanley Co., Inc.	EUR	USD	06/18/2012	1,354,991	1,366,265	(11,274)
Sale	HSBC Bank plc	GBP	USD	04/10/2012	1,347,824	1,359,499	(11,675)

							$(54,023)

Discovery Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2012	Net Unrealized Appreciation/ (Depreciation)
Purchase	HSBC Bank plc	USD	BRL	05/29/2012	$494,107	$483,292	$(10,815)

Sale	HSBC Bank plc	BRL	USD	05/29/2012	$912,721	$865,922	$46,799
Sale	Morgan Stanley Co., Inc.	EUR	USD	06/18/2012	538,556	543,037	(4,481)
Sale	HSBC Bank plc	GBP	USD	04/10/2012	523,273	527,805	(4,532)

							$37,786

							$26,971

International Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2012	Net Unrealized Appreciation/ (Depreciation)
Purchase	JPMorgan Chase Bank NA	USD	AUD	04/27/2012	$413,755	$402,886	$(10,869)

Sale	JPMorgan Chase Bank NA	AUD	USD	04/27/2012	$14,581,122	$14,292,129	$288,993

							$278,124

Diversifying Strategies Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2012	Net Unrealized Appreciation/ (Depreciation)
Purchase	Goldman Sachs International	USD	AUD	06/20/2012	$45,877,110	$45,298,837	$(578,273)
Purchase	JPMorgan Chase Bank NA	USD	BRL	05/29/2012	1,527,901	1,493,715	(34,186)
Purchase	Deutsche Bank AG	USD	CAD	06/20/2012	22,036,668	21,956,964	(79,704)
Purchase	Goldman Sachs International	USD	CAD	06/20/2012	11,861,908	11,820,878	(41,030)
Purchase	Deutsche Bank AG	USD	CHF	06/20/2012	27,173	27,690	517
Purchase	Deutsche Bank AG	USD	EUR	06/20/2012	25,956,676	26,224,746	268,070
Purchase	Deutsche Bank AG	USD	JPY	06/20/2012	40,936,009	40,770,046	(165,963)
Purchase	Deutsche Bank AG	USD	NOK	06/20/2012	10,547,916	10,551,263	3,347
Purchase	Deutsche Bank AG	USD	NZD	06/20/2012	3,856,470	3,861,089	4,619
Purchase	Deutsche Bank AG	USD	SEK	06/20/2012	18,694,935	19,005,150	310,215

							$(312,388)

Sale	Deutsche Bank AG	AUD	USD	06/20/2012	$9,981,218	$9,944,312	$36,906
Sale	JPMorgan Chase Bank NA	BRL	USD	05/29/2012	2,285,714	2,164,804	120,910
Sale	Goldman Sachs International	CHF	USD	06/20/2012	743,293	750,083	(6,790)
Sale	JPMorgan Chase Bank NA	EUR	USD	04/10/2012	1,586,868	1,600,482	(13,614)
Sale	JPMorgan Chase Bank NA	EUR	USD	06/18/2012	3,145,201	3,171,496	(26,295)
Sale	Goldman Sachs International	EUR	USD	06/20/2012	13,744,913	13,985,204	(240,291)
Sale	Deutsche Bank AG	EUR	USD	06/20/2012	40,489,849	41,183,252	(693,403)
Sale	Goldman Sachs International	GBP	USD	06/20/2012	16,288,150	16,680,347	(392,197)
Sale	Deutsche Bank AG	GBP	USD	06/20/2012	34,551,866	35,076,358	(524,492)
Sale	JPMorgan Chase Bank NA	MXN	USD	05/29/2012	2,985,842	3,005,313	(19,471)
Sale	JPMorgan Chase Bank NA	NOK	USD	04/10/2012	1,631,800	1,611,067	20,733
Sale	Deutsche Bank AG	NOK	USD	06/20/2012	21,127,202	21,407,602	(280,400)
Sale	Deutsche Bank AG	NZD	USD	06/20/2012	1,682,071	1,677,436	4,635
Sale	Deutsche Bank AG	SEK	USD	06/20/2012	3,662,658	3,755,917	(93,259)

							$(2,107,028)

							$(2,419,416)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Overseas Equity Index Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2012	Net Unrealized Appreciation/ (Depreciation)
Purchase	Bank of America NA	USD	AUD	06/20/2012	$111,757	$109,972	$(1,785)
Purchase	Barclays Bank plc	USD	AUD	06/20/2012	152,794	150,536	(2,258)
Purchase	Citibank NA	USD	AUD	06/20/2012	111,628	111,409	(219)
Purchase	Credit Suisse International	USD	AUD	06/20/2012	223,228	220,252	(2,976)
Purchase	Westpac Banking Corp.	USD	AUD	06/20/2012	183,771	181,772	(1,999)
Purchase	Bank of America NA	USD	EUR	06/20/2012	65,559	65,645	86
Purchase	Barclays Bank plc	USD	EUR	06/20/2012	505,599	515,954	10,355
Purchase	Citibank NA	USD	EUR	06/20/2012	363,171	368,790	5,619
Purchase	Credit Suisse International	USD	EUR	06/20/2012	824,994	832,178	7,184
Purchase	Standard Chartered Bank	USD	EUR	06/20/2012	332,360	338,276	5,916
Purchase	UBS AG	USD	EUR	06/20/2012	96,812	97,268	456
Purchase	Bank of America NA	USD	GBP	06/20/2012	92,773	93,040	267
Purchase	Citibank NA	USD	GBP	06/20/2012	368,835	373,761	4,926
Purchase	Credit Suisse International	USD	GBP	06/20/2012	558,025	562,401	4,376
Purchase	HSBC Bank plc	USD	GBP	06/20/2012	647,551	660,391	12,840
Purchase	UBS AG	USD	GBP	06/20/2012	91,596	92,241	645
Purchase	Citibank NA	USD	JPY	06/20/2012	379,080	381,095	2,015
Purchase	Credit Suisse International	USD	JPY	06/20/2012	410,760	412,523	1,763
Purchase	Standard Chartered Bank	USD	JPY	06/20/2012	318,634	318,580	(54)
Purchase	UBS AG	USD	JPY	06/20/2012	106,415	106,359	(56)

							$47,101

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options, including options on Euro-Bund futures contracts, to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*		*
Growth & Income			*		*
Growth			*		*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received.

Purchased options on Euro-Bund futures are recorded, accounted for and reported in the financial statements very much like futures contracts. There is no premium paid at the time of purchase and they are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value and recorded as unrealized gain or loss. At the expiration of the option, the accumulated variation margin received or paid is recorded as realized gain or loss. If the option is exercised, the transaction is recorded as a normal purchase or sale of a futures contract.

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing (selling) a call option on a futures contract, including a Euro- Bund futures contract, is that the fund may incur a loss if the market value of the underlying futures contract increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security, or futures contract including a Euro-Bund futures contract, decreases and the option is exercised. A risk in buying an option, including an option on a Euro-Bund futures contract, is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

Written option activity for the period ended March 31, 2012 was as follows:

Inflation Protected Securities Fund
	Call Options		Put Options		Total
	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2011	37	$21,010	—	$—	37	$21,010

Written	—	—	146	192,089	146	192,089
Closed	—	—	(48)	(54,053)	(48)	(54,053)
Expired	(37)	(21,010)	(48)	(56,130)	(85)	(77,140)

Ending balance as of 03/31/2012	—	$—	50	$81,906	50	$81,906

Diversifying Strategies Fund
	Call Options		Put Options		Total
	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2011	2,700	$554,178	—	$—	2,700	$554,178

Written	5,400	771,769	—	—	5,400	771,769
Closed	(5,400)	(834,685)	—	—	(5,400)	(834,685)
Expired	—	—	—	—	—	—

Ending balance as of 03/31/2012	2,700	$491,262	—	$—	2,700	$491,262

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

As of March 31, 2012, the following funds had open written option contracts or open purchased Euro-Bund futures option contracts:

Inflation Protected Securities Fund

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/ (Loss)
Written Put	U.S. Long Bond	50	137.00	5/25/2012	$(14,969)

Diversifying Strategies Fund

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/ (Loss)
Written Call	Swiss Market Index	2,700	6,208.00	6/15/2012	$99,023

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/ (Loss)
Purchased Call	Euro-Bund	228	EUR 114.00	5/25/2012	$364,373

Swap Agreements (“Swaps”)

Swaps are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a typical “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, such as specified interest rates, a particular foreign currency, or a “basket” of securities or commodities as represented by a particular index. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or change in value of a “notional amount”, i.e. the predetermined dollar amount on which the dollar amount of gross returns are calculated.

Swap contract provisions and underlying assets are varied and customized to the specifications of the swap parties. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*	*	*
Discovery	*	*	*	*
Diversifying Strategies	*	*	*	*
Core Bond Index	*	*		*

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps may also include counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations.

In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swaps are not traded on exchanges or other organized markets and are generally illiquid.

Swap value changes, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap.

As of March 31, 2012, the following swaps were outstanding:

Inflation Protected Securities Fund

Interest Rate Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Net Unrealized Appreciation
Morgan Stanley Capital Services	2.75%	3 month LIBOR	06/20/2042	USD 1,600,000	$120,355

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:		Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*
Inflation Protected Securities	*	*	*
Discovery	*	*	*
Diversifying Strategies	*	*	*
Core Bond Index	*	*	*

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions that expire are treated as realized gains. Premiums received from writing swaptions that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Funds may also purchase put and call swaptions. Purchasing put or call swaptions tends to increase the fund’s potential opportunity to benefit from favorable market value changes in the underlying swap without obligating the fund to participate in unfavorable market changes that may occur. Premiums paid for purchasing swaptions which expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the underlying swap and the proceeds will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the swap that the fund purchases upon exercise will be increased by the premium originally paid.

Written swaption activity for the period ended March 31, 2012 was as follows:

Inflation Protected Securities Fund

	Call Swaptions		Put Swaptions		Total
	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/2011	$—	$—	$42,100,000	$323,650	$42,100,000	$323,650

Written	14,500,000	165,550	14,800,000	240,971	29,300,000	406,521
Closed	—	—	(42,100,000)	(323,650)	(42,100,000)	(323,650)
Expired	—	—	—	—	—	—

Ending balance as of 3/31/2012	$14,500,000	$165,550	$14,800,000	$240,971	$29,300,000	$406,521

As of March 31, 2012, the following fund had open written swaption contracts outstanding:

Inflation Protected Securities Fund

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Deutsche Bank AG	Put—Interest Rate Swaption	$7,300,000	1.70%	3/18/2013	$28,311
OTC	Deutsche Bank AG	Call—Interest Rate Swaption	7,300,000	1.70%	3/18/2013	(12,656)
OTC	Deutsche Bank AG	Put—Interest Rate Swaption	4,800,000	1.50%	9/24/2012	3,372
OTC	Deutsche Bank AG	Call—Interest Rate Swaption	4,800,000	1.50%	9/24/2012	3,684
OTC	Citibank NA	Put—Interest Rate Swaption	2,400,000	1.70%	3/18/2013	7,702
OTC	Citibank NA	Call—Interest Rate Swaption	2,400,000	1.70%	3/18/2013	(4,230)
OTC	Deutsche Bank AG	Put—Interest Rate Swaption	300,000	2.00%	3/18/2013	(308)

						$25,875

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Tax Basis Unrealized Appreciation (Depreciation)

As of March 31, 2012, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Low Duration Bond	$572,256,844	$8,604,369	$3,026,379	$5,577,990
Inflation Protected Securities	599,489,480	36,730,962	973,771	35,757,191
Equity Income	1,833,124,007	337,293,357	107,790,073	229,503,284
Growth & Income	1,129,111,679	270,846,476	27,649,025	243,197,451
Growth	1,728,519,965	315,474,221	15,026,334	300,447,887
Select Value	311,363,373	56,733,712	3,336,142	53,397,570
Aggressive Opportunities	1,006,463,035	178,642,611	47,721,419	130,921,192
Discovery	219,070,768	17,430,384	9,697,319	7,733,065
International	1,229,783,396	149,722,955	67,783,435	81,939,520
Diversifying Strategies	906,372,559	23,731,585	4,680,707	19,050,878
Core Bond Index	1,237,626,788	48,145,041	3,639,285	44,505,756
500 Stock Index	297,021,071	194,252,801	40,148,989	154,103,812
Broad Market Index	389,898,358	260,979,737	71,372,275	189,607,462
Mid/Small Company Index	432,259,670	123,137,216	39,999,027	83,138,189
Overseas Equity Index	235,341,424	31,522,749	47,044,623	(15,521,874)
Model Portfolio Savings Oriented	286,389,499	16,271,602	—	16,271,602
Model Portfolio Conservative Growth	560,761,048	33,514,130	—	33,514,130
Model Portfolio Traditional Growth	1,398,421,342	90,571,165	13,349,794	77,221,371
Model Portfolio Long-Term Growth	1,762,310,599	138,868,694	23,388,808	115,479,886
Model Portfolio All-Equity Growth	706,297,034	46,331,249	14,298,727	32,032,522
Milestone Retirement Income	223,223,462	5,438,269	—	5,438,269
Milestone 2010	227,431,368	10,495,414	—	10,495,414
Milestone 2015	392,140,960	21,759,475	—	21,759,475
Milestone 2020	405,829,687	27,291,296	—	27,291,296
Milestone 2025	319,621,029	24,975,813	—	24,975,813
Milestone 2030	247,595,107	24,341,119	—	24,341,119
Milestone 2035	158,304,967	17,887,924	—	17,887,924
Milestone 2040	148,799,126	23,005,015	—	23,005,015
Milestone 2045	37,352,918	4,259,130	—	4,259,130

Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of March 31, 2012, certain funds had loaned securities, which were collateralized by cash or other forms of collateral as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. at least equal to the market value of the securities loaned. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities. For purposes of calculating the amount of credit to a fund’s account, the market value of U.S. securities will be determined as of the date on which the custodian posts the credit to the fund and the market value of the U.S. securities may be more or less than it was on the date the securities were due to be returned to the fund.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

For non-U.S. securities, the market value of the securities to be credited to a fund is determined as of the date the securities were due to be returned to the fund.

The market value of the securities on loan and the value of the related collateral as of March 31, 2012, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$13,600,349	$13,913,243	102%
Inflation Protected Securities	2,510,605	2,564,180	102%
Equity Income	71,699,106	73,420,343	102%
Growth & Income	83,125,474	85,146,307	102%
Growth	51,335,072	52,067,838	101%
Select Value	12,645,348	13,006,239	103%
Aggressive Opportunities	88,924,881	91,534,915	103%
Discovery	13,432,574	14,558,372	108%
International	53,281,531	55,832,559	105%
Core Bond Index	27,300,210	27,931,173	102%
500 Stock Index	10,235,388	10,465,147	102%
Broad Market Index	19,225,807	19,796,545	103%
Mid/Small Company Index	48,534,450	50,162,085	103%
Overseas Equity Index	13,793,882	14,506,835	105%

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Wilshire® , the Wilshire IndexesSM, Wilshire 5000 Total Market IndexSM, and Wilshire 4500 Completion IndexSM are service marks of Wilshire Associates Incorporated (“Wilshire”) and have been licensed for use by The Vantagepoint Funds (the “Funds”), on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, respectively. All content of the Wilshire Indexes and the aforementioned indexes is ©2012 Wilshire Associates Incorporated, all rights reserved. The Funds are not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations or warranties with respect to the Funds. Wilshire has no relationship with The Vantagepoint Funds, other than the licensing of the aforementioned indexes and its service marks for use in connection with these two Funds. Wilshire does not:

•	Sponsor, endorse, sell or promote the Funds.
•	Recommend that any person invest in the Funds or any other securities.
•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.
•	Have any responsibility or liability for the administration, management or marketing of the Funds.
•	Consider the needs of the Funds or their shareholders in determining, composing or calculating the above indexes or have any obligation to do so.

Wilshire shall have no liability in connection with the Funds. Specifically, Wilshire makes no representation or warranty, express or implied, regarding:

•	The results to be obtained by the Funds, their shareholders or any other person in connection with the use of the above indexes and the data included in those indexes;
•	The accuracy or completeness of these indexes and any related data; or
•	The merchantability or the fitness for a particular purpose or use of these indexes and/or its related data.

Wilshire shall not have any liability for any errors, omissions or interruptions in the above indexes or related data. Under no circumstances will Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Wilshire knows that they might occur. The licensing agreement between The Vantagepoint Funds, on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, and Wilshire is solely for the Funds’ benefit and not for the benefit of Fund shareholders or any other third parties.

“Standard & Poor’s ”, “S&P ”, “S&P 500 ”, “Standard & Poor’s 500 ”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Vantagepoint Funds for the Vantagepoint 500 Stock Index Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and makes no representation regarding the advisability of investing in the Fund.

Item 2 (Controls and Procedures):

Sub-item 2(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits):  The required certifications of the principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date	May 23, 2012

By:	/s/ Elizabeth Glista
Elizabeth Glista, Principal Financial Officer

Date	May 23, 2012